UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Income Fund
October 31, 2018

Multi-Asset Income - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 42.3%
Emerging Markets Debt Fund R6 Class	790,010	7,734,195
International Value Fund R6 Class	789,032	6,043,988
NT High Income Fund G Class	1,145,664	11,009,829
Utilities Fund Investor Class	33,826	596,017
TOTAL MUTUAL FUNDS (Cost $25,900,705)		25,384,029
COMMON STOCKS — 28.7%
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	258	27,767
Airlines — 0.1%
Latam Airlines Group SA ADR	3,100	28,582
Automobiles†
Honda Motor Co. Ltd. ADR	308	8,778
Hyundai Motor Co.	35	3,271
Hyundai Motor Co. Preference Shares	243	14,202
		26,251
Banks — 1.8%
Absa Group Ltd.	2,337	23,621
Agricultural Bank of China Ltd., H Shares	75,000	32,900
Banco Bradesco SA Preference Shares	5,940	54,428
Banco Santander Brasil SA ADR	1,700	19,261
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	2,200	13,816
Bank Negara Indonesia Persero Tbk PT	33,400	16,093
Bank of China Ltd., H Shares	74,000	31,518
Bank of Communications Co. Ltd., H Shares	13,000	9,748
Bank Tabungan Negara Persero Tbk PT	48,700	6,791
China CITIC Bank Corp. Ltd., H Shares	26,000	16,080
China Construction Bank Corp., H Shares	153,000	121,355
China Development Financial Holding Corp.	78,000	25,031
China Merchants Bank Co. Ltd., H Shares	4,000	15,404
Commerce Bancshares, Inc.	150	9,540
Dubai Islamic Bank PJSC	15,022	21,512
E.Sun Financial Holding Co. Ltd.	24,000	15,900
Grupo Financiero Banorte SAB de CV	7,900	43,554
Hana Financial Group, Inc.	771	25,913
Hong Leong Financial Group Bhd	5,000	21,962
Industrial & Commercial Bank of China Ltd., H Shares	122,000	82,454
Itau Unibanco Holding SA ADR	3,200	42,144
JPMorgan Chase & Co.	512	55,818
KB Financial Group, Inc.	833	34,649
Malayan Banking Bhd	9,100	20,638
Mega Financial Holding Co. Ltd.	17,000	14,367
Nedbank Group Ltd.	1,336	22,542
PNC Financial Services Group, Inc. (The)	796	102,278
Public Bank Bhd	4,800	28,218

Qatar National Bank QPSC	437	23,404
Standard Bank Group Ltd.	3,402	37,665
SunTrust Banks, Inc.	384	24,062
Taiwan Business Bank	58,320	19,225
U.S. Bancorp	292	15,263
Wells Fargo & Co.	264	14,053
Woori Bank	1,594	22,031
		1,083,238
Beverages — 0.2%
Cia Cervecerias Unidas SA ADR	1,000	25,070
Coca-Cola Femsa SAB de CV ADR	200	11,398
Kweichow Moutai Co. Ltd., A Shares	100	7,870
PepsiCo, Inc.	560	62,933
		107,271
Capital Markets — 0.7%
AllianceBernstein Holding LP	237	6,852
Bank of New York Mellon Corp. (The)	1,169	55,329
BlackRock, Inc.	57	23,451
Blackstone Group LP (The)	9,161	296,450
Invesco Ltd.	255	5,536
Investec Ltd.	3,258	20,267
Janus Henderson Group plc	245	6,019
Legg Mason, Inc.	487	13,743
Northern Trust Corp.	131	12,323
Yuanta Financial Holding Co. Ltd.	16,000	7,756
		447,726
Chemicals — 0.3%
DowDuPont, Inc.	580	31,274
Formosa Chemicals & Fibre Corp.	7,000	25,337
Formosa Plastics Corp.	6,000	19,584
Kumho Petrochemical Co. Ltd.	377	28,485
Lotte Chemical Corp.	76	17,507
Mexichem SAB de CV	9,800	25,632
Petronas Chemicals Group Bhd	8,600	19,216
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	54,000	23,688
		190,723
Commercial Services and Supplies — 0.2%
Republic Services, Inc.	1,177	85,544
Waste Management, Inc.	325	29,078
		114,622
Communications Equipment — 0.1%
Cisco Systems, Inc.	962	44,011
Construction and Engineering — 0.1%
Daelim Industrial Co. Ltd.	418	27,878
GS Engineering & Construction Corp.	623	22,825
		50,703
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., H Shares	4,000	20,658
China National Building Material Co. Ltd., H Shares	6,000	4,285
China Resources Cement Holdings Ltd.	14,000	12,336

Taiwan Cement Corp.	7,000	7,850
		45,129
Consumer Finance†
Chong Sing Holdings FinTech Gr(2)	232,000	10,502
Containers and Packaging — 0.1%
Bemis Co., Inc.	928	42,475
International Paper Co.	278	12,610
		55,085
Distributors — 0.1%
Genuine Parts Co.	292	28,593
Imperial Holdings Ltd.	1,450	16,012
		44,605
Diversified Financial Services†
FirstRand Ltd.	5,008	21,831
Diversified Telecommunication Services — 0.2%
China Communications Services Corp. Ltd., H Shares	28,000	22,637
LG Uplus Corp.	1,211	17,163
O2 Czech Republic AS	683	7,187
Verizon Communications, Inc.	1,089	62,171
		109,158
Electric Utilities — 0.6%
Edison International	1,235	85,697
Enersis Americas SA ADR	1,400	11,032
Eversource Energy	1,785	112,919
Pinnacle West Capital Corp.	1,201	98,782
Xcel Energy, Inc.	1,471	72,094
		380,524
Electrical Equipment — 0.1%
ABB Ltd. ADR	687	13,781
Eaton Corp. plc	162	11,611
Emerson Electric Co.	338	22,943
Hubbell, Inc.	79	8,034
		56,369
Electronic Equipment, Instruments and Components — 0.1%
AU Optronics Corp.	66,000	26,022
Hon Hai Precision Industry Co. Ltd.	10,400	26,485
Kingboard Laminates Holdings Ltd.	7,000	5,356
Yageo Corp.	1,000	10,196
		68,059
Energy Equipment and Services — 0.1%
Schlumberger Ltd.	1,403	71,988
Equity Real Estate Investment Trusts (REITs) — 8.6%
American Campus Communities, Inc.	11,612	458,790
Boston Properties, Inc.	28	3,381
Chesapeake Lodging Trust	15,677	460,747
Community Healthcare Trust, Inc.	15,056	447,464
Gaming and Leisure Properties, Inc.	14,605	492,042
HCP, Inc.	12,305	339,003
Iron Mountain, Inc.	7,408	226,759
Northview Apartment Real Estate Investment Trust	23,357	449,061

Prologis Property Mexico SA de CV	148,409	261,556
Public Storage	135	27,738
Simon Property Group, Inc.	2,616	480,088
SITE Centers Corp.	32,881	408,711
STORE Capital Corp.	13,470	391,034
Unibail-Rodamco-Westfield	2,494	452,764
Weyerhaeuser Co.	10,038	267,312
		5,166,450
Food and Staples Retailing — 0.1%
President Chain Store Corp.	3,000	33,836
Walmart, Inc.	302	30,285
		64,121
Food Products — 0.4%
Hershey Co. (The)	306	32,788
JBS SA	3,100	8,522
Mondelez International, Inc., Class A	451	18,933
Nestle SA ADR	1,276	107,541
Tingyi Cayman Islands Holding Corp.	14,000	20,709
Uni-President Enterprises Corp.	13,000	31,467
Want Want China Holdings Ltd.	7,000	4,999
		224,959
Gas Utilities — 0.5%
Atmos Energy Corp.	1,006	93,639
ONE Gas, Inc.	1,267	99,979
Spire, Inc.	1,283	93,120
		286,738
Health Care Equipment and Supplies — 0.2%
Hartalega Holdings Bhd	11,700	17,503
Medtronic plc	1,131	101,587
		119,090
Health Care Providers and Services — 0.1%
Cardinal Health, Inc.	197	9,968
Quest Diagnostics, Inc.	365	34,350
Sinopharm Group Co. Ltd., H Shares	1,600	7,713
		52,031
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp.	355	19,894
Cracker Barrel Old Country Store, Inc.	104	16,503
Genting Bhd	6,100	10,700
McDonald's Corp.	181	32,019
		79,116
Household Products — 0.2%
Procter & Gamble Co. (The)	1,295	114,841
Independent Power and Renewable Electricity Producers — 0.2%
Aboitiz Power Corp.	13,400	8,440
China Longyuan Power Group Corp. Ltd., H Shares	34,000	25,840
Colbun SA	133,426	25,401
Datang International Power Generation Co. Ltd., H Shares	98,000	21,869
Engie Brasil Energia SA	800	8,556

Huaneng Renewables Corp. Ltd., H Shares	64,000	16,404
		106,510
Industrial Conglomerates — 0.3%
3M Co.	365	69,445
Alfa SAB de CV, Series A	8,000	8,459
CITIC Ltd.	29,000	43,489
DMCI Holdings, Inc.	51,200	12,287
LG Corp.	280	16,291
Smiths Group plc	463	8,271
		158,242
Insurance — 0.6%
Allstate Corp. (The)	149	14,262
China Life Insurance Co. Ltd., H Shares	2,000	3,984
Chubb Ltd.	434	54,211
DB Insurance Co. Ltd.	288	18,146
Hyundai Marine & Fire Insurance Co. Ltd.	924	33,893
Marsh & McLennan Cos., Inc.	820	69,495
MetLife, Inc.	72	2,966
People's Insurance Co. Group of China Ltd. (The), H Shares	21,000	8,569
PICC Property & Casualty Co. Ltd., H Shares	12,000	11,630
Ping An Insurance Group Co. of China Ltd., H Shares	9,000	84,756
Porto Seguro SA	2,000	29,219
Powszechny Zaklad Ubezpieczen SA	626	6,392
Shin Kong Financial Holding Co. Ltd.	75,065	24,623
		362,146
Interactive Media and Services†
58.com, Inc. ADR(2)	120	7,871
Baidu, Inc. ADR(2)	36	6,842
Tencent Holdings Ltd.	200	6,809
		21,522
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd. ADR(2)	80	11,382
IT Services — 0.2%
Automatic Data Processing, Inc.	329	47,402
Infosys Ltd. ADR	2,200	20,834
Paychex, Inc.	346	22,660
		90,896
Machinery — 0.1%
Atlas Copco AB, B Shares	935	21,431
Sinotruk Hong Kong Ltd.	12,500	17,948
Weichai Power Co. Ltd., H Shares	24,000	23,719
		63,098
Metals and Mining — 0.2%
Grupo Mexico SAB de CV, Series B	8,900	20,527
Jastrzebska Spolka Weglowa SA(2)	904	17,434
Kumba Iron Ore Ltd.	289	5,661
POSCO	115	26,037
Vale SA ADR	4,800	72,480
		142,139

Mortgage Real Estate Investment Trusts (REITs) — 3.6%
Blackstone Mortgage Trust, Inc., Class A	16,759	565,449
New Residential Investment Corp.	31,550	564,114
Starwood Property Trust, Inc.	24,981	542,587
TPG RE Finance Trust, Inc.	24,994	495,381
		2,167,531
Multi-Utilities — 0.3%
Ameren Corp.	1,089	70,327
NorthWestern Corp.	1,009	59,289
WEC Energy Group, Inc.	825	56,430
		186,046
Oil, Gas and Consumable Fuels — 4.9%
Adaro Energy Tbk PT	108,900	11,819
BP Midstream Partners LP	11,453	209,017
Chevron Corp.	658	73,466
China Petroleum & Chemical Corp., H Shares	70,000	56,772
China Shenhua Energy Co. Ltd., H Shares	12,000	27,177
CNOOC Ltd.	42,000	72,089
Ecopetrol SA ADR	1,300	30,238
Enterprise Products Partners LP	19,446	521,542
EQT GP Holdings LP	6,402	100,511
EQT Midstream Partners LP	2,420	111,102
Gazprom PJSC ADR	2,675	12,674
Grupa Lotos SA	755	13,632
Hess Midstream Partners LP	7,683	172,714
Kunlun Energy Co. Ltd.	30,000	34,048
LUKOIL PJSC ADR	902	67,379
MOL Hungarian Oil & Gas plc	3,204	33,599
MPLX LP	5,517	185,426
Noble Midstream Partners LP	5,450	186,063
PetroChina Co. Ltd., H Shares	10,000	7,320
Petroleo Brasileiro SA ADR	5,890	87,290
Phillips 66 Partners LP	4,537	221,905
Plains All American Pipeline LP	11,515	250,682
Reliance Industries Ltd. GDR	2,201	62,839
Royal Dutch Shell plc, Class A ADR	66	4,170
Shell Midstream Partners LP	11,893	243,093
TOTAL SA ADR	1,701	99,679
Transneft PJSC Preference Shares	4	10,377
Yanzhou Coal Mining Co. Ltd., H Shares	8,000	7,559
		2,914,182
Paper and Forest Products†
Fibria Celulose SA ADR	500	9,605
Personal Products — 0.1%
LG Household & Health Care Ltd. Preference Shares	45	28,906
Unilever NV (New York)	481	25,868
		54,774

Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	364	18,396
China Resources Pharmaceutical Group Ltd.	12,500	18,331
China Traditional Chinese Medicine Holdings Co. Ltd.	12,000	7,636
CSPC Pharmaceutical Group Ltd.	4,000	8,437
Johnson & Johnson	914	127,951
Merck & Co., Inc.	512	37,688
Pfizer, Inc.	1,448	62,351
Roche Holding AG ADR	427	12,964
		293,754
Real Estate Management and Development — 1.5%
Agile Group Holdings Ltd.	6,000	6,840
China Evergrande Group	3,000	7,154
China Resources Land Ltd.	4,000	13,568
China Vanke Co. Ltd., H Shares	4,800	14,782
Country Garden Holdings Co. Ltd.	13,000	13,909
Essential Properties Realty Trust, Inc.	35,514	482,990
Guangzhou R&F Properties Co. Ltd., H Shares	5,600	8,784
Sino-Ocean Group Holding Ltd.	21,500	8,417
VICI Properties, Inc.	16,767	361,999
		918,443
Road and Rail†
Norfolk Southern Corp.	153	25,678
Semiconductors and Semiconductor Equipment — 0.2%
Applied Materials, Inc.	665	21,865
Intel Corp.	207	9,704
Maxim Integrated Products, Inc.	957	47,869
Phison Electronics Corp.	1,000	6,561
SK Hynix, Inc.	353	21,127
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	220	8,382
United Microelectronics Corp.	67,000	25,550
		141,058
Software†
Microsoft Corp.	105	11,215
Oracle Corp. (New York)	337	16,459
		27,674
Technology Hardware, Storage and Peripherals — 0.3%
Inventec Corp.	9,000	7,257
Micro-Star International Co. Ltd.	5,000	11,036
Samsung Electronics Co. Ltd.	3,235	120,367
Samsung Electronics Co. Ltd. Preference Shares	1,374	43,105
		181,765
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	3,995	49,578
Tobacco†
KT&G Corp.	276	24,583
Transportation Infrastructure — 0.2%
International Container Terminal Services, Inc.	16,850	28,501
Malaysia Airports Holdings Bhd	12,200	24,199
Shenzhen International Holdings Ltd.	14,500	27,735

Taiwan High Speed Rail Corp.	9,000	8,929
		89,364
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Series L ADR	500	7,195
China Mobile Ltd.	8,000	74,777
SK Telecom Co. Ltd.	160	37,629
Tim Participacoes SA ADR	800	12,376
		131,977
TOTAL COMMON STOCKS (Cost $17,090,029)		17,263,437
PREFERRED STOCKS — 10.6%
Banks — 6.2%
Bank of America Corp., 5.20%	33,000	32,216
Bank of America Corp., 5.875%	102,000	99,068
Bank of America Corp., 6.50%	526,000	558,454
Citigroup, Inc., 5.90%	33,000	33,083
Citigroup, Inc., 5.95%	289,000	289,722
JPMorgan Chase & Co., 5.15%	75,000	73,828
JPMorgan Chase & Co., 6.10%	118,000	120,100
PNC Capital Trust C, 2.89%	1,076,000	1,008,875
SunTrust Banks, Inc., 5.125%	335,000	307,572
U.S. Bancorp, 5.30%	276,000	270,653
U.S. Bancorp, 6.50%	18,100	488,881
Wells Fargo & Co., 6.10%	432,000	435,780
		3,718,232
Capital Markets — 1.6%
Charles Schwab Corp. (The), 5.00%	460,000	437,575
Goldman Sachs Group, Inc. (The), 5.30%	523,000	511,232
		948,807
Electric Utilities — 0.6%
Pacific Gas & Electric Co., 4.50%	16,994	343,279
Equity Real Estate Investment Trusts (REITs) — 0.9%
Kimco Realty Corp., 5.625%	530	12,153
Public Storage, 5.40%	17,857	423,389
Public Storage, 6.375%	4,512	115,282
SITE Centers Corp., 6.25%	500	10,885
		561,709
Gas Utilities — 0.6%
Plains All American Pipeline LP, 6.125%	380,000	358,150
Insurance — 0.1%
Voya Financial, Inc., VRN, 6.125%	66,000	65,670
Multi-Utilities — 0.6%
NextEra Energy Capital Holdings, Inc., 5.25%	9,222	215,979
SCE Trust II, 5.10%	8,470	181,682
		397,661
TOTAL PREFERRED STOCKS (Cost $6,601,584)		6,393,508
CONVERTIBLE PREFERRED STOCKS — 3.5%
Banks — 0.9%
Bank of America Corp., 7.25%	252	320,368

Wells Fargo & Co., 7.50%	186	236,590
		556,958
Chemicals — 0.7%
International Flavors & Fragrances, Inc., 6.00%	6,688	385,095
Equity Real Estate Investment Trusts (REITs) — 1.4%
QTS Realty Trust, Inc., 6.50%	5,784	568,683
Welltower, Inc., 6.50%	4,276	263,401
		832,084
Machinery — 0.5%
Stanley Black & Decker, Inc., 5.375%, 5/15/20	3,495	320,666
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,091,096)		2,094,803
CONVERTIBLE BONDS — 2.0%
Air Freight and Logistics — 0.4%
Air Transport Services Group, Inc., 1.125%, 10/15/24	246,000	225,122
Communications Equipment†
Palo Alto Networks, Inc., 0.75%, 7/1/23(3)	15,000	14,647
Construction Materials — 0.3%
Canadian Imperial Bank of Commerce, (convertible into Martin Marietta Materials, Inc.), 4.10%, 11/7/18(3)(4)	47	8,151
Citigroup Global Markets Holdings, Inc., (convertible into Martin Marietta Materials, Inc.), 3.51%, 1/31/19(3)(4)	333	56,853
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 4.20%, 2/20/19(3)(4)	50	9,138
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 3.65%, 3/18/19(3)(4)	222	39,401
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 3.60%, 4/4/19(3)(4)	191	33,493
Goldman Sachs International, (convertible into Martin Marietta Materials, Inc.), 2.88%, 3/11/19(3)(4)	419	74,487
		221,523
Diversified Financial Services — 0.1%
Wells Fargo Bank N.A., (convertible into Berkshire Hathaway, Inc., Class B), 1.05%, 1/7/19(3)(4)	203	39,155
Food and Staples Retailing — 0.1%
UBS AG, (convertible into Walmart, Inc.), 2.15%, 11/23/18(3)(4)	826	72,250
Health Care Equipment and Supplies†
Morgan Stanley B.V., (convertible into Zimmer Biomet Holdings, Inc.), 2.20%, 3/4/19(3)(4)	119	14,172
Health Care Providers and Services — 0.1%
Merrill Lynch International & Co. C.V., (convertible into Cigna Corp.), 2.30%, 3/7/19(3)(4)	198	37,848
Household Durables — 0.1%
Morgan Stanley B.V., (convertible into Whirlpool Corp.), 7.91%, 4/11/19(3)(4)	274	30,204
Insurance — 0.1%
AXA SA, 7.25%, 5/15/21(3)	48,000	49,362
Semiconductors and Semiconductor Equipment — 0.7%
Microchip Technology, Inc., 1.625%, 2/15/27	411,000	390,569
Teradyne, Inc., 1.25%, 12/15/23	58,000	72,981
		463,550
Specialty Retail — 0.1%
Merrill Lynch International & Co. C.V., (convertible into Lowe’s Companies, Inc.), 4.10%, 11/15/18(3)(4)	525	46,956
Technology Hardware, Storage and Peripherals†
Western Digital Corp., 1.50%, 2/1/24(3)	15,000	12,681
TOTAL CONVERTIBLE BONDS (Cost $1,310,230)		1,227,470
CORPORATE BONDS — 2.0%
Automobiles — 0.1%
Ford Motor Co., 4.35%, 12/8/26	45,000	40,889

General Motors Financial Co., Inc., 5.25%, 3/1/26		35,000	35,000
			75,889
Banks — 0.2%
Capital One Financial Corp., 3.75%, 7/28/26		40,000	36,857
Citigroup, Inc., 4.00%, 8/5/24		60,000	59,323
Wells Fargo & Co., MTN, 4.65%, 11/4/44		50,000	47,133
			143,313
Beverages — 0.1%
Constellation Brands, Inc., 4.75%, 12/1/25		35,000	35,721
Biotechnology — 0.1%
Celgene Corp., 5.00%, 8/15/45		50,000	46,917
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		35,000	34,910
Electronic Equipment, Instruments and Components†
Vishay Intertechnology, Inc., 2.25%, 6/15/25(3)		30,000	27,009
Energy Equipment and Services†
Ensco plc, 8.00%, 1/31/24		11,000	10,918
Entertainment — 0.1%
21st Century Fox America, Inc., 6.90%, 8/15/39		25,000	32,089
CSC Holdings LLC, 6.75%, 11/15/21		15,000	15,745
			47,834
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		35,000	31,850
Food and Staples Retailing†
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	13,357
Gas Utilities — 0.3%
Enbridge, Inc., 4.50%, 6/10/44		$45,000	40,823
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		35,000	38,269
MPLX LP, 4.875%, 12/1/24		47,000	48,192
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27		50,000	46,294
			173,578
Health Care Providers and Services — 0.1%
DaVita, Inc., 5.125%, 7/15/24		35,000	33,512
Express Scripts Holding Co., 4.50%, 2/25/26		50,000	50,291
			83,803
Hotels, Restaurants and Leisure — 0.1%
International Game Technology plc, 6.25%, 2/15/22(3)		35,000	36,312
Household Durables — 0.1%
Lennar Corp., 4.75%, 5/30/25		35,000	33,469
M.D.C. Holdings, Inc., 5.50%, 1/15/24		35,000	34,300
			67,769
Insurance†
Liberty Mutual Group, Inc., VRN, 5.24%, 12/15/18, resets quarterly off the 3-month LIBOR plus 2.91%(3)		25,000	24,188
Media — 0.1%
Comcast Corp., 4.75%, 3/1/44		45,000	44,076
Discovery Communications LLC, 3.95%, 3/20/28		30,000	27,992
			72,068
Metals and Mining — 0.1%
Steel Dynamics, Inc., 5.00%, 12/15/26		35,000	34,300

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc., 5.00%, 12/15/21	50,000	49,875
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.90%, 8/1/41	25,000	24,992
Exelon Corp., 4.45%, 4/15/46	25,000	23,605
Exelon Generation Co. LLC, 5.60%, 6/15/42	50,000	49,885
		98,482
Oil, Gas and Consumable Fuels — 0.1%
Anadarko Petroleum Corp., 6.45%, 9/15/36	50,000	54,412
Petrobras Global Finance BV, 5.30%, 1/27/25	14,000	13,387
		67,799
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	25,000	21,667
Technology Hardware, Storage and Peripherals†
Seagate HDD Cayman, 4.75%, 6/1/23	24,000	22,864
TOTAL CORPORATE BONDS (Cost $1,283,078)		1,220,423
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.4%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.66%, 11/1/18(6)	15,863	16,090
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.19%, 11/1/18(6)	3,532	3,460
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.06%, 11/1/18(6)	1,353	1,307
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	4,477	4,589
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.05%, 11/1/18(6)	17,407	17,298
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 11/1/18(6)	6,047	6,135
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the 1-year H15T1Y plus 2.15%	23,409	23,789
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.42%, 11/1/18(6)	7,702	7,731
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.01%, 11/1/18(6)	22,087	22,602
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.44%, 11/1/18(6)	12,059	12,236
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.23%, 11/1/18(6)	8,073	8,139
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.18%, 11/1/18(6)	6,461	6,476
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.37%, 11/1/18(6)	4,437	4,360
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.16%, 11/1/18(6)	247	253
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.45%, 11/1/18(6)	20,113	20,669
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 11/1/18(3)(6)	52,847	53,091
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.02%, 11/25/18(6)	23,774	23,197
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 11/1/18(6)	9,151	9,036
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.08%, 11/1/18(6)	4,233	4,273
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.98%, 11/1/18(6)	9,722	10,112
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.89%, 11/1/18(6)	9,705	9,938
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	69,397	69,502
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	13,958	13,843
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 4.03%, 11/1/18(6)	3,369	3,413
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.35%, 11/1/18(6)	3,834	3,888
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	10,862	10,754
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	17,745	17,398
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	9,800	9,842
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	65,859	66,145
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 11/1/18(6)	5,642	5,538

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.28%, 11/1/18(6)	3,179	3,123
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.92%, 11/1/18(6)	20,270	20,536
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.42%, 11/1/18(6)	37,423	38,094
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.70%, 11/1/18(6)	20,103	20,284
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.74%, 11/1/18(6)	11,064	11,045
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.70%, 11/1/18(6)	24,841	24,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	16,491	16,354
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	8,588	8,542
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	7,550	7,587
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	15,075	15,070
		630,314
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.54%, 11/25/18, resets monthly off the 1-month LIBOR plus 3.25%	50,000	55,634
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.48%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.20%	45,563	46,031
FNMA, Series 2014-C02, Class 1M2, VRN, 4.88%, 11/25/18, resets monthly off the 1-month LIBOR plus 2.60%	20,000	21,274
FNMA, Series 2016-C03, Class 2M2, VRN, 8.18%, 11/25/18, resets monthly off the 1-month LIBOR plus 5.90%	5,000	5,743
FNMA, Series 2016-C05, Class 2M1, VRN, 3.63%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.35%	10,553	10,579
FNMA, Series 2017-C07, Class 1M2, VRN, 4.68%, 11/25/18, resets monthly off the 1-month LIBOR plus 2.40%	50,000	51,338
		190,599
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $803,376)		820,913
EXCHANGE-TRADED FUNDS — 1.4%
Alerian MLP ETF	20,198	198,345
iShares MSCI Emerging Markets ETF	3,320	130,011
iShares MSCI India ETF	7,290	220,085
iShares MSCI Thailand ETF	1,050	91,035
iShares Russell 1000 Value ETF	1,457	174,971
TOTAL EXCHANGE-TRADED FUNDS (Cost $871,611)		814,447
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	25,000	24,258
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.68%, 11/1/18(6)	25,000	25,919
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 11/1/18(6)	10,000	10,059
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 11/1/18(6)	35,000	35,983
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 11/1/18(6)	15,000	15,016
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 11/1/18(6)	25,000	24,455
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	25,000	24,235
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(3)	25,000	24,677
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	25,000	24,795
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	25,000	24,705
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/1/18(6)	25,000	23,966
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	15,000	14,824
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 11/1/18(6)	25,000	24,204
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	25,000	23,126
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 11/1/18(3)(6)	10,000	9,284
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 11/1/18(6)	25,000	25,055

JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	20,000	19,301
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	25,000	23,701
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	25,000	23,283
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	25,000	23,742
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	50,000	47,365
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4 SEQ, 3.19%, 7/15/50	25,000	23,650
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $543,931)		515,603
ASSET-BACKED SECURITIES(5) — 0.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	25,000	24,832
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(3)	16,466	15,958
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.53%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.25%(3)	24,355	24,373
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	3,635	3,616
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	27,093	26,613
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	6,221	6,097
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.14%, 11/17/18, resets monthly off the 1-month LIBOR plus 0.85%(3)	24,816	24,880
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.44%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.15%(3)	25,000	25,206
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.54%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.25%(3)	25,000	25,118
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, VRN, 3.50%, 11/20/18(3)(6)	3,879	3,848
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	25,670	25,315
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(3)	38,197	36,900
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.69%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.40%(3)	14,985	15,020
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	24,920	24,009
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(3)	25,000	24,124
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	3,839	3,790
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	3,833	3,806
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(3)	8,798	8,713
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(3)	10,571	10,383
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	2,784	2,729
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 11/1/18(3)(6)	100,000	95,968
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	23,565	22,987
TOTAL ASSET-BACKED SECURITIES (Cost $463,505)		454,285
COLLATERALIZED LOAN OBLIGATIONS(5) — 0.6%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.86%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(3)	25,000	24,899
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.42%, 1/17/19, resets quarterly off the 3-month LIBOR plus 0.97%(3)	50,000	50,074
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.47%, 1/17/19, resets quarterly off the 3-month LIBOR plus 1.02%(3)	25,000	24,872
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.85%, 1/17/19, resets quarterly off the 3-month LIBOR plus 1.40%(3)	25,000	24,746
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.41%, 1/15/19, resets quarterly off the 3-month LIBOR plus 0.97%(3)	50,000	49,741
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.84%, 1/18/19, resets quarterly off the 3-month LIBOR plus 1.40%(3)	50,000	49,508
LCM XIV LP, Series 2014A, Class BR, VRN, 4.05%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.58%(3)	50,000	49,918
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.19%, 1/18/19, resets quarterly off the 3-month LIBOR plus 1.75%(3)	35,000	35,008

Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.89%, 1/25/19, resets quarterly off the 3-month LIBOR plus 1.40%(3)	50,000	49,223
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $360,000)		357,989
TEMPORARY CASH INVESTMENTS — 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,026,696	3,026,696
U.S. Treasury Bills, 2.33%, 1/24/19(7)(8)	50,000	49,737
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,076,429)		3,076,433
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $60,395,574)		59,623,340
OTHER ASSETS AND LIABILITIES — 0.7%		439,456
TOTAL NET ASSETS — 100.0%		$60,062,796

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	674,656	USD	520,600	Morgan Stanley	12/19/18	$(7,617)
CAD	6,650	USD	5,129	Morgan Stanley	12/19/18	(72)
CAD	3,304	USD	2,559	Morgan Stanley	12/19/18	(47)
CAD	159,569	USD	122,346	Morgan Stanley	12/19/18	(1,016)
CAD	5,197	USD	4,059	Morgan Stanley	12/19/18	(107)
CAD	3,402	USD	2,622	Morgan Stanley	12/19/18	(35)
CAD	3,037	USD	2,331	Morgan Stanley	12/19/18	(22)
CAD	352,640	USD	269,368	Morgan Stanley	12/19/18	(1,234)
USD	122,514	CAD	158,660	Morgan Stanley	12/19/18	1,875
USD	2,751	CAD	3,521	Morgan Stanley	12/19/18	74
USD	3,005	CAD	3,847	Morgan Stanley	12/19/18	80
USD	263,221	CAD	339,894	Morgan Stanley	12/19/18	4,778
USD	269,117	CAD	349,893	Morgan Stanley	12/19/18	3,072
CHF	3,351	USD	3,403	UBS AG	12/31/18	(56)
USD	268,243	CHF	264,585	Bank Of America N.A.	12/19/18	4,293
USD	1,387	CHF	1,363	Bank Of America N.A.	12/19/18	28
USD	2,344	CHF	2,325	Bank Of America N.A.	12/19/18	25
USD	110,913	CHF	105,648	UBS AG	12/31/18	5,360
USD	5,250	CHF	5,168	UBS AG	12/31/18	87
USD	1,252	CHF	1,240	UBS AG	12/31/18	13
EUR	26,393	USD	31,010	JPMorgan Chase Bank N.A.	12/19/18	(990)
EUR	2,271	USD	2,629	Credit Suisse AG	12/31/18	(42)
USD	128,959	EUR	110,037	JPMorgan Chase Bank N.A.	12/19/18	3,799
USD	3,078	EUR	2,615	JPMorgan Chase Bank N.A.	12/19/18	104
USD	30,395	EUR	25,867	JPMorgan Chase Bank N.A.	12/19/18	973
USD	2,605	EUR	2,241	JPMorgan Chase Bank N.A.	12/19/18	56
USD	2,172	EUR	1,885	JPMorgan Chase Bank N.A.	12/19/18	28
USD	1,411	EUR	1,233	JPMorgan Chase Bank N.A.	12/19/18	9
USD	93,938	EUR	79,312	Credit Suisse AG	12/31/18	3,602
USD	2,504	EUR	2,112	Credit Suisse AG	12/31/18	98
USD	6,218	EUR	5,363	Credit Suisse AG	12/31/18	110
USD	2,909	EUR	2,511	Credit Suisse AG	12/31/18	49
GBP	557	USD	738	Morgan Stanley	12/31/18	(24)
GBP	309	USD	409	Morgan Stanley	12/31/18	(13)
GBP	179	USD	236	Morgan Stanley	12/31/18	(7)
GBP	252	USD	325	Morgan Stanley	12/31/18	(2)
USD	14,017	GBP	10,684	Bank Of America N.A.	12/19/18	329

USD	8,776	GBP	6,599	Morgan Stanley	12/31/18	313
USD	2,620	GBP	2,002	Morgan Stanley	12/31/18	52
USD	333	GBP	262	Morgan Stanley	12/31/18	(2)
HUF	17,353,952	USD	63,068	UBS AG	12/19/18	(2,310)
HUF	74,506,412	USD	266,009	UBS AG	12/19/18	(5,153)
USD	258,254	HUF	71,880,861	UBS AG	12/19/18	6,591
USD	4,874	HUF	1,344,978	UBS AG	12/19/18	165
USD	60,492	HUF	16,688,289	UBS AG	12/19/18	2,064
USD	3,453	HUF	954,898	UBS AG	12/19/18	110
USD	3,564	HUF	991,338	UBS AG	12/19/18	93
IDR	3,823,036,581	USD	250,527	Goldman Sachs & Co.	12/19/18	(1,195)
IDR	61,832,651	USD	4,075	Goldman Sachs & Co.	12/19/18	(43)
IDR	936,412,696	USD	61,822	Goldman Sachs & Co.	12/19/18	(750)
IDR	82,213,750	USD	5,362	Goldman Sachs & Co.	12/19/18	—
IDR	74,928,954	USD	4,852	Goldman Sachs & Co.	12/19/18	34
USD	59,380	IDR	894,379,641	Goldman Sachs & Co.	12/19/18	1,050
JPY	30,546,944	USD	269,778	Bank Of America N.A.	12/19/18	2,012
JPY	310,314	USD	2,759	Bank Of America N.A.	12/19/18	2
JPY	29,821	USD	264	Bank Of America N.A.	12/28/18	2
JPY	30,956	USD	275	Bank Of America N.A.	12/28/18	1
JPY	37,603	USD	338	Bank Of America N.A.	12/28/18	(3)
JPY	29,724	USD	266	Bank Of America N.A.	12/28/18	(1)
USD	1,681	JPY	190,302	Bank Of America N.A.	12/19/18	(12)
USD	3,109	JPY	348,726	Bank Of America N.A.	12/19/18	7
USD	7,350	JPY	821,873	Bank Of America N.A.	12/28/18	30
USD	230	JPY	25,718	Bank Of America N.A.	12/28/18	1
USD	170	JPY	18,992	Bank Of America N.A.	12/28/18	1
USD	316	JPY	35,703	Bank Of America N.A.	12/28/18	(2)
MYR	849,439	USD	204,641	Goldman Sachs & Co.	12/19/18	(1,885)
USD	204,315	MYR	849,439	Goldman Sachs & Co.	12/19/18	1,559
NOK	3,877,187	USD	471,041	Goldman Sachs & Co.	12/19/18	(10,094)
NOK	29,445	USD	3,626	Goldman Sachs & Co.	12/19/18	(125)
NOK	860,510	USD	106,195	Goldman Sachs & Co.	12/19/18	(3,892)
NOK	22,576	USD	2,779	Goldman Sachs & Co.	12/19/18	(95)
NOK	52,841	USD	6,477	Goldman Sachs & Co.	12/19/18	(195)
NOK	38,256	USD	4,645	Goldman Sachs & Co.	12/19/18	(97)
NOK	29,969	USD	3,664	Goldman Sachs & Co.	12/19/18	(101)
NOK	39,898	USD	4,851	Goldman Sachs & Co.	12/19/18	(108)
NOK	40,767	USD	4,906	Goldman Sachs & Co.	12/19/18	(59)
NOK	34,059	USD	4,075	Goldman Sachs & Co.	12/19/18	(26)
USD	113,532	NOK	922,147	Goldman Sachs & Co.	12/19/18	3,901
USD	4,217	NOK	34,323	Goldman Sachs & Co.	12/19/18	136
USD	1,862	NOK	15,316	Goldman Sachs & Co.	12/19/18	41
PHP	2,945,572	USD	54,189	Goldman Sachs & Co.	12/19/18	875
USD	253,269	PHP	13,826,485	Goldman Sachs & Co.	12/19/18	(5,200)
USD	2,229	PHP	122,011	Goldman Sachs & Co.	12/19/18	(52)
USD	60,570	PHP	3,306,593	Goldman Sachs & Co.	12/19/18	(1,243)
USD	2,758	PHP	150,747	Goldman Sachs & Co.	12/19/18	(60)
SEK	2,448,744	USD	273,569	Goldman Sachs & Co.	12/19/18	(4,770)
SEK	17,482	USD	1,948	Goldman Sachs & Co.	12/19/18	(29)
SEK	7,704	USD	854	Goldman Sachs & Co.	12/28/18	(7)
SEK	11,257	USD	1,261	Goldman Sachs & Co.	12/28/18	(23)
SEK	4,226	USD	478	Goldman Sachs & Co.	12/28/18	(13)

SEK	7,906	USD	884	Goldman Sachs & Co.	12/28/18	(15)
USD	4,537	SEK	40,407	Goldman Sachs & Co.	12/19/18	101
USD	270,573	SEK	2,425,819	Goldman Sachs & Co.	12/19/18	4,289
USD	19,912	SEK	173,611	Goldman Sachs & Co.	12/28/18	833
USD	690	SEK	6,021	Goldman Sachs & Co.	12/28/18	28
THB	6,711,752	USD	206,961	Goldman Sachs & Co.	12/19/18	(4,162)
USD	205,453	THB	6,711,752	Goldman Sachs & Co.	12/19/18	2,654
						$2,781

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	1	December 2018	$100,000	$125,109	$(2,455)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	80	December 2018	$8,000,000	$9,475,000	$(3,930)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$300,000	$18,545	$1,421	$19,966
Markit CDX North America Investment Grade Index Series 30	Sell	1.00%	6/20/23	$100,000	1,955	(237)	1,718
					$20,500	$1,184	$21,684

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,646,752, which represented 2.7% of total net assets.

(4)	Equity-linked debt security. The aggregated value of these securities at the period end was $462,108, which represented 0.8% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(7)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $36,803.

(8)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	25,384,029	—	—
Common Stocks	13,134,077	4,129,360	—
Preferred Stocks	1,791,530	4,601,978	—
Convertible Preferred Stocks	—	2,094,803	—
Convertible Bonds	—	1,227,470	—
Corporate Bonds	—	1,220,423	—
Collateralized Mortgage Obligations	—	820,913	—
Exchange-Traded Funds	814,447	—	—
Commercial Mortgage-Backed Securities	—	515,603	—
Asset-Backed Securities	—	454,285	—
Collateralized Loan Obligations	—	357,989	—
Temporary Cash Investments	3,026,696	49,737	—
	44,150,779	15,472,561	—
Other Financial Instruments
Swap Agreements	—	21,684	—
Forward Foreign Currency Exchange Contracts	—	55,787	—
	—	77,471	—

Liabilities
Other Financial Instruments
Futures Contracts	6,385	—	—
Forward Foreign Currency Exchange Contracts	—	53,006	—
	6,385	53,006	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2018 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)

Emerging Markets Debt Fund R6 Class	$7,895	$634	$696	$(99)	$7,734	790	$(36)	$76
International Value Fund R6 Class	6,800	1,672	1,826	(602)	6,044	789	(64)	—
NT High Income Fund G Class	10,845	1,534	1,155	(214)	11,010	1,146	(24)	172
Utilities Fund Investor Class	586	27	37	20	596	34	(2)	5
	$26,126	$3,867	$3,714	$(895)	$25,384	2,759	$(126)	$253

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
October 31, 2018

Strategic Allocation: Aggressive - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 77.1%
Aerospace and Defense — 2.0%
AAR Corp.	2,247	106,912
Aerojet Rocketdyne Holdings, Inc.(1)	2,201	77,739
Astronics Corp.(1)	13	379
Astronics Corp., Class B(1)	160	4,655
Boeing Co. (The)	15,482	5,493,943
Bombardier, Inc., B Shares(1)	394,880	956,867
Curtiss-Wright Corp.	2,355	257,778
Embraer SA ADR	51,915	1,156,147
Esterline Technologies Corp.(1)	465	54,572
Kratos Defense & Security Solutions, Inc.(1)	6,912	86,607
L3 Technologies, Inc.	5,725	1,084,716
Lockheed Martin Corp.	10,603	3,115,692
Mercury Systems, Inc.(1)	1,692	79,287
Raytheon Co.	8,277	1,448,806
Saab AB, B Shares	2,480	97,182
Teledyne Technologies, Inc.(1)	555	122,811
Textron, Inc.	20,853	1,118,346
Thales SA	6,510	833,212
		16,095,651
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., Class B	4,580	487,953
XPO Logistics, Inc.(1)	11,301	1,010,084
		1,498,037
Airlines — 0.3%
Delta Air Lines, Inc.	28,515	1,560,626
Southwest Airlines Co.	25,494	1,251,755
		2,812,381
Auto Components — 0.5%
Adient plc	19,036	579,075
Aptiv plc	8,062	619,162
Balkrishna Industries Ltd.	25,007	370,379
BorgWarner, Inc.	26,094	1,028,365
Hyundai Mobis Co. Ltd.	4,230	705,278
Hyundai Wia Corp.	10,951	284,454
Ichikoh Industries Ltd.	12,200	84,660
Stoneridge, Inc.(1)	169	4,294
Valeo SA	5,316	171,904
		3,847,571
Automobiles — 1.1%
Brilliance China Automotive Holdings Ltd.	276,000	240,736
Ford Otomotiv Sanayi AS	21,778	233,770
Geely Automobile Holdings Ltd.	142,000	271,616
Honda Motor Co. Ltd. ADR	43,156	1,229,946

Hyundai Motor Co.	12,902	1,205,794
Kia Motors Corp.	87,327	2,176,374
Mazda Motor Corp.	58,900	638,929
Nissan Motor Co. Ltd.	204,000	1,857,668
Peugeot SA	19,880	473,534
Renault SA	6,112	457,387
Thor Industries, Inc.	4,562	317,698
Trigano SA	880	89,457
		9,192,909
Banks — 6.2%
Banco do Estado do Rio Grande do Sul SA Preference Shares	160,300	843,820
Bank of America Corp.	128,214	3,525,885
Bank of China Ltd., H Shares	985,000	419,526
Bank of Communications Co. Ltd., H Shares	1,035,000	776,057
Bank of Hawaii Corp.	7,954	623,912
Bank of Kyoto Ltd. (The)	28,200	1,272,105
Bank of NT Butterfield & Son Ltd. (The)	1,751	70,548
Bank OZK	3,380	92,477
Bank Rakyat Indonesia Persero Tbk PT	3,527,500	730,908
BankUnited, Inc.	4,859	160,833
Barclays plc	900,873	1,986,331
BB&T Corp.	62,002	3,048,018
Boston Private Financial Holdings, Inc.	4,162	56,187
CaixaBank SA	138,760	562,813
Capitec Bank Holdings Ltd.	7,613	511,233
Central Pacific Financial Corp.	5,176	139,959
China Construction Bank Corp., H Shares	1,269,000	1,006,533
CIMB Group Holdings Bhd	254,880	348,408
Citigroup, Inc.	488	31,945
Comerica, Inc.	2,299	187,506
Commerce Bancshares, Inc.	8,614	547,850
Commercial International Bank Egypt S.A.E.	40,531	181,598
Commercial International Bank Egypt S.A.E. GDR	31,000	134,695
Commerzbank AG(1)	203,809	1,925,011
Credicorp Ltd.	2,744	619,348
DGB Financial Group, Inc.	22,303	183,975
Erste Group Bank AG(1)	24,182	986,031
Fifth Third Bancorp	11,516	310,817
FinecoBank Banca Fineco SpA	7,690	80,533
First Abu Dhabi Bank PJSC	151,573	570,284
First Hawaiian, Inc.	9,486	235,063
FNB Corp.	3,374	39,914
Glacier Bancorp, Inc.	1,787	75,769
Grupo Financiero Banorte SAB de CV	24,180	133,308
Hachijuni Bank Ltd. (The)	95,400	404,141
Hana Financial Group, Inc.	47,873	1,609,000
HDFC Bank Ltd.	48,442	1,252,404
Hilltop Holdings, Inc.	2,991	59,521
Home BancShares, Inc.	8,793	167,419

Independent Bank Corp.	508	11,242
Industrial & Commercial Bank of China Ltd., H Shares	1,411,770	954,148
Itau Unibanco Holding SA ADR	66,562	876,622
JPMorgan Chase & Co.	51,411	5,604,827
Kasikornbank PCL	28,100	169,109
Kasikornbank PCL NVDR	70,500	424,276
KBC Group NV	11,090	764,971
Kyushu Financial Group, Inc.	194,800	861,481
LegacyTexas Financial Group, Inc.	2,820	108,655
M&T Bank Corp.	4,231	699,850
Moneta Money Bank AS	148,327	492,230
OTP Bank Nyrt	21,264	764,063
PNC Financial Services Group, Inc. (The)	10,480	1,346,575
Prosperity Bancshares, Inc.	3,476	226,044
San-In Godo Bank Ltd. (The)	32,800	249,412
Sberbank of Russia PJSC ADR (London)	42,625	502,975
Seacoast Banking Corp. of Florida(1)	2,111	55,540
Shiga Bank Ltd. (The)	10,800	251,539
Signature Bank	958	105,284
South State Corp.	696	47,098
Standard Chartered plc	154,366	1,084,222
SunTrust Banks, Inc.	24,102	1,510,231
SVB Financial Group(1)	1,284	304,603
Swedbank AB, A Shares	34,850	784,883
Texas Capital Bancshares, Inc.(1)	1,049	68,426
U.S. Bancorp	63,882	3,339,112
UMB Financial Corp.	11,352	724,825
United Community Banks, Inc.	210	5,223
Valley National Bancorp	18,040	180,039
Wells Fargo & Co.	37,061	1,972,757
Westamerica Bancorporation	9,419	548,280
		50,950,227
Beverages — 1.1%
Ambev SA ADR	57,939	250,876
Brown-Forman Corp., Class B	7,206	333,926
China Resources Beer Holdings Co. Ltd.	216,000	750,579
Coca-Cola Co. (The)	718	34,378
Coca-Cola HBC AG(1)	21,620	638,361
Constellation Brands, Inc., Class A	10,460	2,083,946
Diageo plc	41,770	1,446,080
Fevertree Drinks plc	3,410	121,214
Heineken NV	6,001	541,044
MGP Ingredients, Inc.	1,163	82,771
Molson Coors Brewing Co., Class B	4,109	262,976
Monster Beverage Corp.(1)	12,328	651,535
PepsiCo, Inc.	9,670	1,086,714
Treasury Wine Estates Ltd.	83,550	894,589
		9,178,989

Biotechnology — 1.7%
AbbVie, Inc.	20,835	1,622,005
ACADIA Pharmaceuticals, Inc.(1)	1,508	29,376
Acceleron Pharma, Inc.(1)	732	37,164
Adamas Pharmaceuticals, Inc.(1)	1,269	21,002
Aimmune Therapeutics, Inc.(1)	1,331	35,378
Alder Biopharmaceuticals, Inc.(1)	1,601	20,333
Alexion Pharmaceuticals, Inc.(1)	8,609	964,811
Amgen, Inc.	11,474	2,212,072
Amicus Therapeutics, Inc.(1)	3,620	40,471
AnaptysBio, Inc.(1)	277	20,697
Arena Pharmaceuticals, Inc.(1)	1,235	44,040
Array BioPharma, Inc.(1)	31,052	503,042
Athenex, Inc.(1)	1,182	14,267
Biogen, Inc.(1)	10,384	3,159,540
Blueprint Medicines Corp.(1)	591	35,915
Celgene Corp.(1)	7,822	560,055
CSL Ltd.	11,190	1,489,749
Exelixis, Inc.(1)	18,825	261,103
FibroGen, Inc.(1)	885	37,940
Flexion Therapeutics, Inc.(1)	1,755	23,763
Galapagos NV(1)	1,105	113,518
Genomic Health, Inc.(1)	596	42,739
Global Blood Therapeutics, Inc.(1)	534	18,738
Halozyme Therapeutics, Inc.(1)	1,656	25,718
Heron Therapeutics, Inc.(1)	1,315	36,504
Immunomedics, Inc.(1)	21,534	485,161
Incyte Corp.(1)	1,775	115,055
Intercept Pharmaceuticals, Inc.(1)	274	26,307
Loxo Oncology, Inc.(1)	254	38,776
Medy-Tox, Inc.	588	240,659
PeptiDream, Inc.(1)	3,400	111,641
Principia Biopharma, Inc.(1)	923	21,229
PTC Therapeutics, Inc.(1)	641	24,691
Puma Biotechnology, Inc.(1)	634	23,490
Sage Therapeutics, Inc.(1)	223	28,696
Sarepta Therapeutics, Inc.(1)	4,096	547,881
Ultragenyx Pharmaceutical, Inc.(1)	513	24,855
Vertex Pharmaceuticals, Inc.(1)	6,213	1,052,855
Viking Therapeutics, Inc.(1)	2,366	32,178
		14,143,414
Building Products — 0.4%
Allegion plc	8,614	738,478
Apogee Enterprises, Inc.	767	27,689
Continental Building Products, Inc.(1)	398	11,068
CSW Industrials, Inc.(1)	1,413	65,040
Daikin Industries Ltd.	3,700	430,385
Johnson Controls International plc	47,000	1,502,590
PGT Innovations, Inc.(1)	2,226	45,099

Resideo Technologies, Inc.(1)	1,004	21,138
Trex Co., Inc.(1)	997	61,116
		2,902,603
Capital Markets — 2.1%
Ameriprise Financial, Inc.	14,853	1,889,896
Ares Management LP	8,259	161,959
AURELIUS Equity Opportunities SE & Co. KGaA	1,640	76,419
B3 SA - Brasil Bolsa Balcao	44,700	320,581
Bank of New York Mellon Corp. (The)	37,920	1,794,754
BGC Partners, Inc., Class A	449	4,755
Brookfield Asset Management, Inc., Class A	8,577	349,999
Burford Capital Ltd.	8,566	181,536
Cboe Global Markets, Inc.	10,421	1,176,010
Charles Schwab Corp. (The)	18,096	836,759
Credit Suisse Group AG(1)	35,980	472,279
Deutsche Boerse AG	5,830	738,585
Donnelley Financial Solutions, Inc.(1)	6,448	100,266
Euronext NV	3,190	196,736
Evercore, Inc., Class A	8,758	715,441
Hamilton Lane, Inc., Class A	1,925	73,882
IG Group Holdings plc	19,490	150,594
Intermediate Capital Group plc	10,680	129,959
Invesco Ltd.	108,726	2,360,441
Julius Baer Group Ltd.(1)	2,950	134,854
London Stock Exchange Group plc	25,670	1,415,812
LPL Financial Holdings, Inc.	7,428	457,565
Northern Trust Corp.	13,896	1,307,197
S&P Global, Inc.	7,847	1,430,665
SEI Investments Co.	15,763	842,532
State Street Corp.	4,876	335,225
		17,654,701
Chemicals — 0.8%
Akzo Nobel NV	4,430	372,710
CF Industries Holdings, Inc.	13,500	648,405
Chr Hansen Holding A/S	9,610	971,373
DowDuPont, Inc.	13,570	731,694
Ferro Corp.(1)	3,178	53,835
FMC Corp.	1,677	130,940
Ingevity Corp.(1)	881	80,242
Innophos Holdings, Inc.	3,011	88,222
KH Neochem Co. Ltd.	5,600	158,816
Kraton Corp.(1)	1,259	34,673
Mexichem SAB de CV	249,604	652,848
Minerals Technologies, Inc.	2,272	124,392
PolyOne Corp.	986	31,858
Scotts Miracle-Gro Co. (The)	6	401
Sherwin-Williams Co. (The)	16	6,296
Sumitomo Bakelite Co. Ltd.	1,000	36,203
Symrise AG	12,160	1,021,408

Tokai Carbon Co. Ltd.	12,800	200,335
Trinseo SA	1,455	78,395
Umicore SA	24,290	1,144,227
Valvoline, Inc.	2,245	44,720
WR Grace & Co.	1,187	76,906
		6,688,899
Commercial Services and Supplies — 0.6%
Advanced Disposal Services, Inc.(1)	3,227	87,420
Bingo Industries Ltd.	20,290	34,341
Brink's Co. (The)	2,001	132,706
Casella Waste Systems, Inc., Class A(1)	2,247	73,162
Ceco Environmental Corp.	3,896	28,986
Charah Solutions, Inc.(1)	7,277	54,650
Clean Harbors, Inc.(1)	2,082	141,659
Cleanaway Waste Management Ltd.	90,790	115,727
Deluxe Corp.	1,333	62,931
Healthcare Services Group, Inc.	2,187	88,770
HomeServe plc	12,210	148,499
LSC Communications, Inc.	1,574	14,843
MSA Safety, Inc.	5,340	557,710
Multi-Color Corp.	475	25,251
Rentokil Initial plc	33,870	136,891
Republic Services, Inc.	22,367	1,625,634
Rollins, Inc.	684	40,493
Waste Management, Inc.	14,491	1,296,510
		4,666,183
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	969	223,209
Cisco Systems, Inc.	83,578	3,823,694
Lumentum Holdings, Inc.(1)	394	21,532
Palo Alto Networks, Inc.(1)	11,327	2,073,294
Quantenna Communications, Inc.(1)	3,431	61,621
Telefonaktiebolaget LM Ericsson, B Shares	102,850	896,649
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares	89,000	216,770
		7,316,769
Construction and Engineering — 0.3%
Dycom Industries, Inc.(1)	2,577	174,927
Hazama Ando Corp.	33,600	231,673
Jacobs Engineering Group, Inc.	13,565	1,018,596
Larsen & Toubro Ltd.	35,601	624,684
SHO-BOND Holdings Co. Ltd.	1,300	92,631
Valmont Industries, Inc.	164	20,387
		2,162,898
Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd., H Shares	139,000	717,870
Buzzi Unicem SpA	27,159	305,156
China Resources Cement Holdings Ltd.	110,000	96,927
CRH plc	31,330	937,893
POSCO Chemtech Co. Ltd.	6,099	348,423

Taiwan Cement Corp.	602,300	675,429
Vulcan Materials Co.	5,805	587,118
Wienerberger AG	7,590	174,687
		3,843,503
Consumer Finance — 0.7%
American Express Co.	26,863	2,759,636
Bharat Financial Inclusion Ltd.(1)	40,128	476,658
Curo Group Holdings Corp.(1)	1,958	27,549
Discover Financial Services	17,512	1,220,061
Green Dot Corp., Class A(1)	1,011	76,573
Synchrony Financial	40,557	1,171,286
		5,731,763
Containers and Packaging — 0.5%
Ball Corp.	22,307	999,354
Graphic Packaging Holding Co.	70,304	774,047
Rengo Co. Ltd.	17,300	150,715
RPC Group plc	14,355	139,926
Silgan Holdings, Inc.	6,556	157,541
Sonoco Products Co.	12,221	667,022
WestRock Co.	38,017	1,633,590
		4,522,195
Distributors — 0.1%
Genuine Parts Co.	4,807	470,701
Pool Corp.	398	58,009
		528,710
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(1)	556	63,890
Cambium Learning Group, Inc.(1)	407	5,853
Chegg, Inc.(1)	2,199	59,989
Graham Holdings Co., Class B	266	154,559
H&R Block, Inc.	41,204	1,093,554
New Oriental Education & Technology Group, Inc. ADR(1)	8,179	478,553
TAL Education Group ADR(1)	16,645	482,372
		2,338,770
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	5,017	1,029,890
Chailease Holding Co. Ltd.	194,820	555,315
Compass Diversified Holdings	12,030	190,194
		1,775,399
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	8,183	251,054
BT Group plc	239,644	736,836
Cellnex Telecom SA	26,887	670,283
Telekomunikasi Indonesia Persero Tbk PT	2,178,700	551,751
Verizon Communications, Inc.	54,462	3,109,236
Vonage Holdings Corp.(1)	341	4,522
		5,323,682
Electric Utilities — 0.7%
Edison International	17,810	1,235,836

Eversource Energy	15,821	1,000,836
Korea Electric Power Corp.	22,581	537,006
OGE Energy Corp.	10,714	387,311
Pinnacle West Capital Corp.	6,410	527,223
ROSSETI PJSC	59,652,707	610,348
Xcel Energy, Inc.	38,520	1,887,865
		6,186,425
Electrical Equipment — 0.6%
AMETEK, Inc.	13,501	905,647
AZZ, Inc.	681	30,202
Eaton Corp. plc	16,815	1,205,131
Emerson Electric Co.	4,566	309,940
Generac Holdings, Inc.(1)	2,285	115,918
Hubbell, Inc.	9,901	1,006,932
Melrose Industries plc	68,620	147,923
nVent Electric plc	10,323	252,088
Schneider Electric SE	5,063	366,786
Signify NV	39,157	966,856
		5,307,423
Electronic Equipment, Instruments and Components — 1.0%
Anritsu Corp.	38,200	579,593
Avnet, Inc.	2,480	99,374
Belden, Inc.	2,067	111,721
Career Technology MFG. Co. Ltd.	212,000	292,893
CDW Corp.	20,501	1,845,295
Chroma ATE, Inc.	54,000	189,348
Coherent, Inc.(1)	721	88,784
Dolby Laboratories, Inc., Class A	1,424	97,986
Electrocomponents plc	20,990	166,289
FLIR Systems, Inc.	2,575	119,248
Hexagon AB, B Shares	14,500	710,807
Keyence Corp.	1,400	686,135
Keysight Technologies, Inc.(1)	1,717	98,006
National Instruments Corp.	6,504	318,501
Samsung Electro-Mechanics Co. Ltd.	3,091	320,072
Sunny Optical Technology Group Co. Ltd.	24,900	215,916
TDK Corp.	8,200	708,557
TE Connectivity Ltd.	17,327	1,306,802
Tech Data Corp.(1)	1,091	77,090
Vishay Precision Group, Inc.(1)	183	5,938
		8,038,355
Energy Equipment and Services — 0.9%
Baker Hughes a GE Co.	53,274	1,421,883
C&J Energy Services, Inc.(1)	2,033	38,180
Dril-Quip, Inc.(1)	1,136	48,348
FTS International, Inc.(1)	997	12,772
Halliburton Co.	62,107	2,153,871
Keane Group, Inc.(1)	1,177	14,795
Liberty Oilfield Services, Inc., Class A	849	16,114

Modec, Inc.	4,500	135,596
National Oilwell Varco, Inc.	9,053	333,150
Schlumberger Ltd.	49,100	2,519,321
Seadrill Ltd.(1)	1,830	37,259
Tecnicas Reunidas SA	30,502	820,517
		7,551,806
Entertainment — 1.0%
Activision Blizzard, Inc.	2,235	154,327
Electronic Arts, Inc.(1)	25,383	2,309,345
Entertainment One Ltd.	50,624	264,654
Liberty Media Corp-Liberty Formula One, Class C(1)	7,415	245,288
Netflix, Inc.(1)	4,385	1,323,305
Spotify Technology SA(1)	1,610	241,001
Take-Two Interactive Software, Inc.(1)	14,531	1,872,610
Ubisoft Entertainment SA(1)	10,954	986,361
Vivendi SA	21,600	522,088
Walt Disney Co. (The)	233	26,756
World Wrestling Entertainment, Inc., Class A	1,381	100,247
Zynga, Inc., Class A(1)	12,836	46,723
		8,092,705
Equity Real Estate Investment Trusts (REITs) — 3.8%
Agree Realty Corp.	7,755	444,129
Alexandria Real Estate Equities, Inc.	5,269	644,030
American Campus Communities, Inc.	9,893	390,872
American Tower Corp.	1,147	178,714
Americold Realty Trust	3,752	92,862
AvalonBay Communities, Inc.	3,031	531,577
Boardwalk Real Estate Investment Trust	4,273	159,079
Boston Properties, Inc.	3,669	443,068
Brandywine Realty Trust	2,486	34,953
Camden Property Trust	7,802	704,287
CapitaLand Commercial Trust	163,000	203,581
CareTrust REIT, Inc.	2,391	42,225
Charter Hall Group	102,843	502,515
Columbia Property Trust, Inc.	14,879	334,034
Community Healthcare Trust, Inc.	1,050	31,206
CyrusOne, Inc.	6,443	342,961
Derwent London plc	5,216	195,279
Digital Realty Trust, Inc.	5,873	606,446
Duke Realty Corp.	13,433	370,348
Empire State Realty Trust, Inc., Class A	10,393	164,833
EPR Properties	179	12,304
Equity Residential	11,855	770,101
Extra Space Storage, Inc.	1,816	163,549
Fibra Uno Administracion SA de CV	1,070,502	1,146,218
First Industrial Realty Trust, Inc.	3,219	98,823
Gaming and Leisure Properties, Inc.	33,983	1,144,887
Gecina SA	4,629	680,022
GLP J-Reit	371	367,268

Goodman Group	84,285	619,545
HCP, Inc.	25,394	699,605
Healthcare Trust of America, Inc., Class A	7,792	204,618
Highwoods Properties, Inc.	4,023	171,541
Host Hotels & Resorts, Inc.	29,071	555,547
Hudson Pacific Properties, Inc.	6,962	210,949
Inmobiliaria Colonial Socimi SA	55,714	560,052
Invesco Office J-Reit, Inc.	1,723	243,558
Invitation Homes, Inc.	9,113	199,392
Japan Hotel REIT Investment Corp.	395	281,105
Kimco Realty Corp.	35,318	568,267
Kite Realty Group Trust	5,799	91,856
Lexington Realty Trust	3,662	28,454
Life Storage, Inc.	802	75,516
Link REIT	68,500	607,088
MedEquities Realty Trust, Inc.	6,368	52,663
Medical Properties Trust, Inc.	2,554	37,952
MGM Growth Properties LLC, Class A	15,081	426,642
National Health Investors, Inc.	483	35,481
Northview Apartment Real Estate Investment Trust	7,801	149,982
Orix JREIT, Inc.	341	521,617
Park Hotels & Resorts, Inc.	9,196	267,328
Piedmont Office Realty Trust, Inc., Class A	20,284	365,518
PotlatchDeltic Corp.	12,459	451,639
Prologis, Inc.	19,451	1,254,006
PS Business Parks, Inc.	2,021	263,943
Rayonier, Inc.	2,975	89,845
Regency Centers Corp.	6,061	384,025
Rexford Industrial Realty, Inc.	7,836	248,166
RLJ Lodging Trust	1,193	23,192
Sabra Health Care REIT, Inc.	2,494	53,995
Safestore Holdings plc	31,758	216,767
SBA Communications Corp.(1)	17,596	2,853,543
Segro plc	92,951	730,206
Senior Housing Properties Trust	5,003	80,398
Simon Property Group, Inc.	8,214	1,507,433
STORE Capital Corp.	12,099	351,234
Summit Hotel Properties, Inc.	2,541	29,272
Sun Communities, Inc.	7,896	793,311
Tanger Factory Outlet Centers, Inc.	515	11,464
Taubman Centers, Inc.	3,682	202,547
UDR, Inc.	16,122	631,821
UNITE Group plc (The)	40,943	446,142
Urstadt Biddle Properties, Inc., Class A	863	17,182
Vornado Realty Trust	3,918	266,737
Weingarten Realty Investors	10,955	308,055
Welltower, Inc.	7,414	489,843
Weyerhaeuser Co.	58,160	1,548,801
		31,028,014

Food and Staples Retailing — 1.0%
Ain Holdings, Inc.	1,400	109,682
BIM Birlesik Magazalar AS	20,120	285,804
Casey's General Stores, Inc.	311	39,220
Cosmos Pharmaceutical Corp.	800	163,566
Costco Wholesale Corp.	1,903	435,083
CP ALL PCL	135,700	271,195
Future Retail Ltd.(1)	48,434	320,394
President Chain Store Corp.	64,000	721,843
Sysco Corp.	11,561	824,646
Tesco plc	288,200	785,749
US Foods Holding Corp.(1)	41,405	1,207,784
Wal-Mart de Mexico SAB de CV	266,915	682,489
Walgreens Boots Alliance, Inc.	7,247	578,093
Walmart, Inc.	17,860	1,791,001
		8,216,549
Food Products — 1.2%
a2 Milk Co. Ltd.(1)	15,020	103,386
Associated British Foods plc	10,030	305,893
Conagra Brands, Inc.	38,540	1,372,024
Danone SA	16,760	1,187,970
General Mills, Inc.	18,918	828,608
Hain Celestial Group, Inc. (The)(1)	1,489	37,046
Hostess Brands, Inc.(1)	2,049	21,310
J.M. Smucker Co. (The)	2,544	275,566
Kellogg Co.	11,716	767,164
Kerry Group plc, A Shares	6,750	691,908
Mondelez International, Inc., Class A	81,914	3,438,750
Orion Corp/Republic of Korea	3,908	326,138
Orkla ASA	78,194	674,729
TreeHouse Foods, Inc.(1)	1,128	51,392
Viscofan SA	881	52,687
		10,134,571
Gas Utilities — 0.1%
Atmos Energy Corp.	3,109	289,386
China Gas Holdings Ltd.	99,800	315,615
Spire, Inc.	4,451	323,054
		928,055
Health Care Equipment and Supplies — 2.6%
Abbott Laboratories	7,832	539,938
ABIOMED, Inc.(1)	1,149	392,039
Align Technology, Inc.(1)	3,257	720,448
Boston Scientific Corp.(1)	33,799	1,221,496
CONMED Corp.	446	30,074
DexCom, Inc.(1)	1,509	200,350
Edwards Lifesciences Corp.(1)	7,658	1,130,321
Elekta AB, B Shares	6,349	80,515
Haemonetics Corp.(1)	11,492	1,200,569
Hill-Rom Holdings, Inc.	5,354	450,164

Hologic, Inc.(1)	3,376	131,630
ICU Medical, Inc.(1)	2,456	625,617
IDEXX Laboratories, Inc.(1)	1,140	241,817
Insulet Corp.(1)	8,146	718,559
Integer Holdings Corp.(1)	730	54,363
Intuitive Surgical, Inc.(1)	5,161	2,689,810
Masimo Corp.(1)	7,462	862,607
Medtronic plc	40,796	3,664,297
Merit Medical Systems, Inc.(1)	1,422	81,225
Nihon Kohden Corp.	3,400	101,546
Penumbra, Inc.(1)	2,440	331,840
Siemens Healthineers AG(1)	4,909	203,447
STERIS plc	4,934	539,335
Straumann Holding AG	850	580,226
Sysmex Corp.	10,300	723,332
Terumo Corp.	13,700	739,425
Varian Medical Systems, Inc.(1)	337	40,228
Zimmer Biomet Holdings, Inc.	28,700	3,260,033
		21,555,251
Health Care Providers and Services — 1.8%
Amedisys, Inc.(1)	2,016	221,760
Amplifon SpA	12,749	226,133
Cardinal Health, Inc.	13,703	693,372
Cigna Corp.	880	188,153
Ensign Group, Inc. (The)	3,262	120,824
Express Scripts Holding Co.(1)	3,238	313,989
Guardant Health, Inc.(1)	1,509	50,521
HealthEquity, Inc.(1)	2,642	242,536
Henry Schein, Inc.(1)	10,805	896,815
Korian SA	2,320	91,551
LHC Group, Inc.(1)	4,294	392,600
Magellan Health, Inc.(1)	413	26,870
McKesson Corp.	9,738	1,214,913
NMC Health plc	20,918	944,365
PetIQ, Inc.(1)	2,091	66,201
Providence Service Corp. (The)(1)	779	51,484
Quest Diagnostics, Inc.	26,904	2,531,935
R1 RCM, Inc.(1)	9,889	83,760
Solasto Corp.	6,500	68,379
Tivity Health, Inc.(1)	8,049	276,966
UnitedHealth Group, Inc.	11,766	3,075,044
WellCare Health Plans, Inc.(1)	11,151	3,077,564
		14,855,735
Health Care Technology — 0.3%
athenahealth, Inc.(1)	86	10,969
Cerner Corp.(1)	35,987	2,061,335
HealthStream, Inc.	714	18,785
Inspire Medical Systems, Inc.(1)	880	35,271
Teladoc Health, Inc.(1)	1,588	110,112

Vocera Communications, Inc.(1)	2,189	75,980
		2,312,452
Hotels, Restaurants and Leisure — 1.5%
Accor SA	14,800	677,570
Aristocrat Leisure Ltd.	31,050	582,684
Carnival Corp.	6,760	378,830
Carnival plc	5,770	314,405
Chipotle Mexican Grill, Inc.(1)	1,121	516,030
Churchill Downs, Inc.	389	97,098
Compass Group plc	37,578	739,696
Corporate Travel Management Ltd.	6,500	92,290
Dalata Hotel Group plc	19,280	119,451
Darden Restaurants, Inc.	7,524	801,682
Domino's Pizza, Inc.	2,578	692,941
Haidilao International Holding Ltd.(1)	12,000	25,218
Hilton Worldwide Holdings, Inc.	6,192	440,685
Huazhu Group Ltd. ADR	19,414	507,870
Jubilant Foodworks Ltd.	12,928	189,431
Las Vegas Sands Corp.	19,520	996,106
McDonald's Corp.	2,080	367,952
Melco International Development Ltd.	80,000	136,701
Minor International PCL	342,200	376,781
Planet Fitness, Inc., Class A(1)	19,195	942,282
Red Robin Gourmet Burgers, Inc.(1)	1,551	46,840
Red Rock Resorts, Inc., Class A	19,473	450,605
Round One Corp.	10,200	120,771
Royal Caribbean Cruises Ltd.	18,171	1,903,049
Ruth's Hospitality Group, Inc.	1,166	31,517
Sodexo SA	3,478	355,015
Texas Roadhouse, Inc.	2,917	176,362
TKP Corp.(1)	1,500	51,181
Yum! Brands, Inc.	6,024	544,630
		12,675,673
Household Durables — 0.6%
Cairn Homes plc(1)	50,198	80,623
Cavco Industries, Inc.(1)	399	80,043
Garmin Ltd.	1,632	107,973
Haier Electronics Group Co. Ltd.(1)	90,000	187,989
Haseko Corp.	83,100	1,053,894
Iida Group Holdings Co. Ltd.	58,700	1,068,550
NVR, Inc.(1)	234	523,933
PlayAGS, Inc.(1)	3,611	87,567
Pressance Corp.	9,900	112,657
PulteGroup, Inc.	33,501	823,120
Roku, Inc.(1)	777	43,201
Sony Corp.	12,600	685,638
Token Corp.	6,300	407,586
TopBuild Corp.(1)	675	30,793
		5,293,567

Household Products — 0.7%
Central Garden & Pet Co., Class A(1)	1,998	59,241
Church & Dwight Co., Inc.	5,040	299,225
Kimberly-Clark Corp.	4,468	466,012
Pigeon Corp.	1,800	76,412
Procter & Gamble Co. (The)	40,258	3,570,079
Reckitt Benckiser Group plc	8,480	686,443
Spectrum Brands Holdings, Inc.	2,183	141,786
Unicharm Corp.	17,100	465,558
		5,764,756
Independent Power and Renewable Electricity Producers†
Clearway Energy, Inc., Class A	1,076	20,896
Industrial Conglomerates — 0.4%
General Electric Co.	31,140	314,514
Honeywell International, Inc.	6,025	872,540
Rheinmetall AG	789	68,401
Roper Technologies, Inc.	4,263	1,206,003
Siemens AG	7,140	822,622
		3,284,080
Insurance — 1.9%
Aegon NV	268,383	1,650,026
Aflac, Inc.	25,910	1,115,944
AIA Group Ltd.	192,200	1,454,622
AMERISAFE, Inc.	1,452	94,511
Arthur J. Gallagher & Co.	4,171	308,696
ASR Nederland NV	5,370	244,266
Aviva plc	93,016	509,457
Axis Capital Holdings Ltd.	1,224	68,287
Beazley plc	12,496	84,254
Brown & Brown, Inc.	9,522	268,330
Chubb Ltd.	20,721	2,588,260
Discovery Ltd.	31,950	342,034
Goosehead Insurance, Inc., Class A(1)	2,151	73,736
Hanover Insurance Group, Inc. (The)	487	54,242
Hartford Financial Services Group, Inc. (The)	21,668	984,161
Health Insurance Innovations, Inc., Class A(1)	689	33,692
James River Group Holdings Ltd.	2,033	78,270
Japan Post Holdings Co. Ltd.	32,100	381,211
Kemper Corp.	1,182	88,875
Kinsale Capital Group, Inc.	1,400	83,594
NN Group NV	20,395	877,815
Ping An Insurance Group Co. of China Ltd., H Shares	95,000	894,644
ProAssurance Corp.	6,941	304,849
Progressive Corp. (The)	22,962	1,600,451
Reinsurance Group of America, Inc.	3,025	430,669
RenaissanceRe Holdings Ltd.	978	119,472
Torchmark Corp.	4,222	357,435
Travelers Cos., Inc. (The)	1,079	135,015

Trupanion, Inc.(1)	2,018	50,975
		15,277,793
Interactive Media and Services — 3.2%
Alphabet, Inc., Class A(1)	12,426	13,551,547
Facebook, Inc., Class A(1)	48,583	7,374,413
QuinStreet, Inc.(1)	1,834	29,161
Tencent Holdings Ltd.	83,700	2,849,789
Twitter, Inc.(1)	41,924	1,456,859
Yandex NV, A Shares(1)	34,478	1,038,822
		26,300,591
Internet and Direct Marketing Retail — 2.2%
Alibaba Group Holding Ltd. ADR(1)	19,070	2,713,280
Amazon.com, Inc.(1)	7,601	12,146,474
ASOS plc(1)	5,702	397,649
Baozun, Inc. ADR(1)	10,660	424,375
eBay, Inc.(1)	17,040	494,671
Etsy, Inc.(1)	1,864	79,257
Expedia Group, Inc.	4,967	623,011
Just Eat plc(1)	36,460	283,161
Shutterfly, Inc.(1)	689	34,450
Stamps.com, Inc.(1)	30	6,065
Zalando SE(1)	5,741	222,387
ZOZO, Inc.	26,800	645,803
		18,070,583
IT Services — 2.7%
Accenture plc, Class A	1,500	236,430
Afterpay Touch Group Ltd.(1)	7,288	64,461
Akamai Technologies, Inc.(1)	14,303	1,033,392
Amadeus IT Group SA	11,200	902,967
Booz Allen Hamilton Holding Corp.	31,609	1,565,910
Carbonite, Inc.(1)	314	10,742
EVERTEC, Inc.	3,207	83,639
Evo Payments, Inc., Class A(1)	1,288	30,577
Fidelity National Information Services, Inc.	5,158	536,948
Fiserv, Inc.(1)	6,237	494,594
FleetCor Technologies, Inc.(1)	6,862	1,372,606
GDS Holdings Ltd. ADR(1)	8,399	197,125
GreenSky, Inc., Class A(1)	2,361	31,118
International Business Machines Corp.	5,692	657,028
InterXion Holding NV(1)	21,038	1,238,507
Jack Henry & Associates, Inc.	1,174	175,900
Keywords Studios plc	4,947	86,629
MasterCard, Inc., Class A	757	149,636
MAXIMUS, Inc.	2,397	155,733
NEXTDC Ltd.(1)	44,521	185,067
Obic Co. Ltd.	1,000	91,106
Pagseguro Digital Ltd., Class A(1)	15,560	419,964
PayPal Holdings, Inc.(1)	26,344	2,217,901
Presidio, Inc.	3,989	53,453

Solutions 30 SE(1)	3,089	134,527
Square, Inc., Class A(1)	7,658	562,480
Tata Consultancy Services Ltd.	16,855	441,781
Teradata Corp.(1)	3,565	129,766
VeriSign, Inc.(1)	3,073	438,025
Visa, Inc., Class A	50,671	6,984,997
Wirecard AG	2,640	494,579
Worldline SA(1)	2,230	117,450
Worldpay, Inc., Class A(1)	11,129	1,022,087
		22,317,125
Leisure Products — 0.1%
BRP, Inc.	7,165	288,244
Brunswick Corp.	752	39,097
Malibu Boats, Inc., Class A(1)	1,262	50,732
MCBC Holdings, Inc.(1)	781	23,180
Thule Group AB	5,320	105,398
		506,651
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	11,060	716,577
Eurofins Scientific SE	1,390	702,805
Illumina, Inc.(1)	3,551	1,104,894
Lonza Group AG(1)	5,520	1,735,773
PRA Health Sciences, Inc.(1)	867	83,986
QIAGEN NV(1)	8,340	302,742
Siegfried Holding AG(1)	390	156,441
Thermo Fisher Scientific, Inc.	2,693	629,220
		5,432,438
Machinery — 1.5%
Ashok Leyland Ltd.	203,876	316,243
Atlas Copco AB, B Shares	66,832	1,531,831
Caterpillar, Inc.	10,127	1,228,608
Chart Industries, Inc.(1)	1,177	80,095
Cummins, Inc.	11,324	1,547,878
Danieli & C Officine Meccaniche SpA	14,894	219,643
Doosan Infracore Co. Ltd.(1)	65,210	440,627
EnPro Industries, Inc.	2,233	138,893
Epiroc AB, A Shares(1)	68,091	597,935
Evoqua Water Technologies Corp.(1)	3,024	29,030
Global Brass & Copper Holdings, Inc.	2,198	69,501
Graham Corp.	452	11,124
Hyster-Yale Materials Handling, Inc.	77	4,655
Hyundai Heavy Industries Co. Ltd.(1)	5,603	612,148
IMA Industria Macchine Automatiche SpA	1,134	68,139
IMI plc	38,502	489,426
Ingersoll-Rand plc	13,305	1,276,482
ITT, Inc.	1,174	59,287
John Bean Technologies Corp.	867	90,142
Kadant, Inc.	175	17,272
Kennametal, Inc.	2,237	79,302

Komatsu Ltd.	32,000	835,060
Lydall, Inc.(1)	116	3,465
Milacron Holdings Corp.(1)	4,500	63,000
Oshkosh Corp.	3,932	220,742
PACCAR, Inc.	4,628	264,768
Parker-Hannifin Corp.	4,550	689,916
Tsubakimoto Chain Co.	2,300	88,669
WABCO Holdings, Inc.(1)	9,712	1,043,554
Weir Group plc (The)	11,170	226,441
		12,343,876
Marine — 0.1%
D/S Norden A/S(1)	42,636	589,677
Kirby Corp.(1)	5,414	389,483
		979,160
Media — 0.5%
CyberAgent, Inc.	13,200	560,358
Entravision Communications Corp., Class A	19,646	97,051
Naspers Ltd., N Shares	5,164	907,548
Nippon Television Holdings, Inc.	98,400	1,571,470
Townsquare Media, Inc., Class A	881	6,079
Tribune Publishing Co.(1)	392	5,915
TV Asahi Holdings Corp.	44,500	830,961
		3,979,382
Metals and Mining — 0.2%
AMG Advanced Metallurgical Group NV	3,640	174,314
First Quantum Minerals Ltd.	27,640	275,886
KAZ Minerals plc	9,690	64,257
Kirkland Lake Gold Ltd.	11,100	217,793
Largo Resources Ltd.(1)	67,147	203,514
Northern Star Resources Ltd.	14,580	90,652
Sandfire Resources NL	13,820	65,081
SSAB AB, A Shares	26,170	104,524
Trevali Mining Corp.(1)	113,700	42,321
Vale SA ADR	44,511	672,116
		1,910,458
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	8,171	275,690
Granite Point Mortgage Trust, Inc.	1,332	24,788
Starwood Property Trust, Inc.	10,935	237,508
Two Harbors Investment Corp.	4,695	68,970
		606,956
Multi-Utilities — 0.1%
Ameren Corp.	7,166	462,780
NorthWestern Corp.	12,214	717,695
		1,180,475
Multiline Retail — 0.9%
B&M European Value Retail SA	182,247	970,928
Dollar Tree, Inc.(1)	4,466	376,484
Don Quijote Holdings Co. Ltd.	12,700	760,863

Kohl's Corp.	16,202	1,226,978
Lojas Renner SA	54,200	548,772
Macy's, Inc.	5,484	188,046
Magazine Luiza SA	40,800	1,846,333
SACI Falabella	45,950	346,933
Target Corp.	14,781	1,236,135
		7,501,472
Oil, Gas and Consumable Fuels — 3.9%
Aker BP ASA	4,480	147,743
Anadarko Petroleum Corp.	19,086	1,015,375
Ardmore Shipping Corp.(1)	2,438	15,749
Callon Petroleum Co.(1)	6,616	65,962
Centennial Resource Development, Inc., Class A(1)	1,780	34,105
Chevron Corp.	36,079	4,028,220
Cimarex Energy Co.	6,054	481,111
CNOOC Ltd.	836,000	1,434,919
Concho Resources, Inc.(1)	13,958	1,941,418
ConocoPhillips	19,488	1,362,211
Continental Resources, Inc.(1)	13,363	703,963
CVR Energy, Inc.	636	27,348
Devon Energy Corp.	16,958	549,439
Earthstone Energy, Inc., Class A(1)	2,483	20,435
Eni SpA	80,110	1,425,109
EOG Resources, Inc.	5,705	600,965
EQT Corp.	31,502	1,070,123
Extraction Oil & Gas, Inc.(1)	3,046	24,338
Exxon Mobil Corp.	9,695	772,498
Gazprom PJSC ADR	263,614	1,249,003
Gaztransport Et Technigaz SA	1,590	117,780
HollyFrontier Corp.	14,502	978,015
Imperial Oil Ltd.	7,752	242,138
Kelt Exploration Ltd.(1)	19,477	89,954
Lundin Petroleum AB	29,090	888,167
Marathon Petroleum Corp.	17,256	1,215,685
Matador Resources Co.(1)	1,366	39,395
Neste Oyj	9,680	797,745
Noble Energy, Inc.	45,038	1,119,194
Novatek PJSC GDR	6,683	1,132,768
Parex Resources, Inc.(1)	9,573	139,401
PBF Energy, Inc., Class A	2,616	109,480
Phillips 66	10,940	1,124,851
Royal Dutch Shell plc, A Shares	42,893	1,368,091
Royal Dutch Shell plc, Class B ADR	7,000	459,970
Saras SpA	388,364	757,914
Surgutneftegas PJSC Preference Shares	2,232,828	1,292,607
TOTAL SA	10,360	609,712
TOTAL SA ADR	33,480	1,961,928
United Tractors Tbk PT	154,400	340,233
		31,755,062

Paper and Forest Products — 0.1%
Domtar Corp.	3,313	153,425
Ence Energia y Celulosa SA	20,890	175,683
Interfor Corp.(1)	5,110	56,517
Louisiana-Pacific Corp.	13,580	295,637
		681,262
Personal Products — 0.7%
Cosmax, Inc.	3,722	375,613
Edgewell Personal Care Co.(1)	16,782	805,200
Estee Lauder Cos., Inc. (The), Class A	4,493	617,518
Godrej Consumer Products Ltd.	71,229	698,226
Kose Corp.	500	74,755
Medifast, Inc.	1,261	266,929
Ontex Group NV	50,437	967,740
Shiseido Co. Ltd.	18,800	1,189,131
Unilever NV CVA	13,140	707,316
		5,702,428
Pharmaceuticals — 2.5%
Aerie Pharmaceuticals, Inc.(1)	790	42,012
Allergan plc	12,127	1,916,187
AstraZeneca plc	22,380	1,713,507
Bristol-Myers Squibb Co.	19,186	969,660
Catalent, Inc.(1)	2,303	92,903
Dechra Pharmaceuticals plc	2,930	85,614
Elanco Animal Health, Inc.(1)	9,831	299,649
Eli Lilly & Co.	2,216	240,303
Hikma Pharmaceuticals plc	8,850	215,099
Horizon Pharma plc(1)	2,595	47,255
Jazz Pharmaceuticals plc(1)	5,222	829,358
Johnson & Johnson	26,244	3,673,897
Medicines Co. (The)(1)	937	21,795
Merck & Co., Inc.	21,978	1,617,801
Novartis AG	7,550	661,482
Novo Nordisk A/S, B Shares	5,552	240,138
Optinose, Inc.(1)	1,820	19,256
Pfizer, Inc.	101,184	4,356,983
Reata Pharmaceuticals, Inc., Class A(1)	357	21,038
Roche Holding AG	2,330	567,029
Sanofi ADR	42,505	1,900,824
Sawai Pharmaceutical Co. Ltd.	2,100	106,642
Zoetis, Inc.	12,526	1,129,219
		20,767,651
Professional Services — 1.0%
Applus Services SA	8,850	120,488
ASGN, Inc.(1)	78	5,232
BG Staffing, Inc.	1,052	27,184
Capita plc(1)	569,743	936,888
CoStar Group, Inc.(1)	2,234	807,412
IHS Markit Ltd.(1)	16,489	866,167

InnerWorkings, Inc.(1)	12,427	89,350
Insperity, Inc.	1,023	112,377
Intertek Group plc	16,347	979,545
Kforce, Inc.	1,709	52,671
Korn/Ferry International	677	30,560
Nihon M&A Center, Inc.	7,300	175,133
Outsourcing, Inc.	8,600	108,991
Recruit Holdings Co. Ltd.	31,500	847,835
Robert Half International, Inc.	19,533	1,182,332
Teleperformance	1,090	179,756
TransUnion	6,842	449,862
TrueBlue, Inc.(1)	226	5,273
Trust Tech, Inc.	4,400	133,948
Verisk Analytics, Inc.(1)	10,567	1,266,349
		8,377,353
Real Estate Management and Development — 0.9%
Altus Group Ltd.	2,967	64,932
Aroundtown SA	57,507	477,442
Ayala Land, Inc.	890,500	659,907
CapitaLand Ltd.	95,200	215,809
Central Pattana PCL	79,500	189,457
China Resources Land Ltd.	82,000	278,145
CK Asset Holdings Ltd.	53,500	347,254
Colliers International Group, Inc.	2,810	190,827
Corp. Inmobiliaria Vesta SAB de CV	101,474	123,638
FirstService Corp.	897	65,807
Iguatemi Empresa de Shopping Centers SA	26,500	274,649
Jones Lang LaSalle, Inc.	4,962	656,274
KWG Property Holding Ltd.(1)	474,500	362,442
Longfor Group Holdings Ltd.	60,000	145,678
Mitsui Fudosan Co. Ltd.	27,200	613,257
Newmark Group, Inc., Class A	472	4,597
Relo Group, Inc.	6,500	153,578
Shurgard Self Storage Europe Sarl(1)	5,197	145,894
Sino Land Co. Ltd.	122,000	191,355
Sumitomo Realty & Development Co. Ltd.	11,000	378,544
Swire Properties Ltd.	83,000	283,125
Tokyu Fudosan Holdings Corp.	35,100	197,843
VGP NV	1,560	110,257
Vonovia SE	19,677	900,847
Wharf Real Estate Investment Co. Ltd.	47,000	290,980
		7,322,538
Road and Rail — 0.9%
ArcBest Corp.	1,697	62,993
Canadian Pacific Railway Ltd.	3,014	617,870
Canadian Pacific Railway Ltd.	2,380	488,077
CJ Logistics Corp.(1)	4,006	557,195
DSV A/S	6,973	560,643
Heartland Express, Inc.	25,951	505,266

Localiza Rent a Car SA	180,800	1,389,461
Norfolk Southern Corp.	7,199	1,208,208
Sankyu, Inc.	2,700	127,779
Seino Holdings Co. Ltd.	3,300	45,741
Union Pacific Corp.	13,385	1,957,155
		7,520,388
Semiconductors and Semiconductor Equipment — 3.0%
Advanced Energy Industries, Inc.(1)	1,002	43,116
Advanced Micro Devices, Inc.(1)	21,093	384,104
Analog Devices, Inc.	8,900	745,019
Applied Materials, Inc.	72,074	2,369,793
ASML Holding NV	12,175	2,081,190
Broadcom, Inc.	14,109	3,153,220
Cypress Semiconductor Corp.	9,629	124,599
Globalwafers Co. Ltd.	33,000	274,916
Inphi Corp.(1)	1,330	42,560
Integrated Device Technology, Inc.(1)	2,473	115,761
Intel Corp.	87,133	4,084,795
Kulicke & Soffa Industries, Inc.	1,526	31,024
Lam Research Corp.	6,988	990,409
Marvell Technology Group Ltd.	39,991	656,252
Maxim Integrated Products, Inc.	21,393	1,070,078
Microchip Technology, Inc.	20,987	1,380,525
Monolithic Power Systems, Inc.	446	52,682
NVIDIA Corp.	417	87,916
Powertech Technology, Inc.	70,000	152,926
Qorvo, Inc.(1)	856	62,925
QUALCOMM, Inc.	17,925	1,127,303
Semtech Corp.(1)	1,481	66,556
Skyworks Solutions, Inc.	5,723	496,528
SOITEC(1)	1,724	123,508
Taiwan Semiconductor Manufacturing Co. Ltd.	394,425	2,982,757
Teradyne, Inc.	6,601	227,404
Texas Instruments, Inc.	1,357	125,970
Xilinx, Inc.	15,499	1,323,150
		24,376,986
Software — 3.7%
2U, Inc.(1)	1,027	64,609
Adobe, Inc.(1)	9,222	2,266,399
Autodesk, Inc.(1)	9,029	1,166,998
Avalara, Inc.(1)	1,509	50,582
Avast plc(1)	21,420	75,648
Aveva Group plc	6,571	219,887
Bottomline Technologies de, Inc.(1)	2,081	138,678
Cadence Design Systems, Inc.(1)	4,469	199,183
CDK Global, Inc.	1,213	69,432
Cornerstone OnDemand, Inc.(1)	662	32,604
Coupa Software, Inc.(1)	536	34,749
Descartes Systems Group, Inc. (The)(1)	4,110	125,756

Fair Isaac Corp.(1)	251	48,370
Five9, Inc.(1)	2,220	87,379
Fortinet, Inc.(1)	423	34,762
Intuit, Inc.	1,595	336,545
LogMeIn, Inc.	3,249	279,804
Microsoft Corp.	132,312	14,132,245
Nice Ltd. ADR(1)	1,200	127,128
Oracle Corp. (New York)	29,300	1,431,012
Paylocity Holding Corp.(1)	1,760	115,790
PTC, Inc.(1)	9,698	799,212
RealPage, Inc.(1)	13,740	728,220
Red Hat, Inc.(1)	3,880	665,963
RingCentral, Inc., Class A(1)	740	57,520
salesforce.com, Inc.(1)	11,856	1,627,117
Sapiens International Corp. NV	2,255	25,639
ServiceNow, Inc.(1)	5,688	1,029,756
Splunk, Inc.(1)	9,333	931,807
Systena Corp.	15,400	186,026
Tableau Software, Inc., Class A(1)	1,304	139,111
Tyler Technologies, Inc.(1)	3,746	792,878
Ultimate Software Group, Inc. (The)(1)	2,592	691,105
VMware, Inc., Class A(1)	8,070	1,141,017
Workday, Inc., Class A(1)	3,615	480,867
Workiva, Inc.(1)	1,610	54,885
Zendesk, Inc.(1)	1,199	65,909
		30,454,592
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	6,718	1,073,268
Asbury Automotive Group, Inc.(1)	434	28,253
At Home Group, Inc.(1)	2,437	66,628
AutoZone, Inc.(1)	2,404	1,763,262
Boot Barn Holdings, Inc.(1)	3,765	92,920
Burlington Stores, Inc.(1)	10,249	1,757,601
Camping World Holdings, Inc., Class A	5,001	85,767
Conn's, Inc.(1)	1,565	43,476
Fast Retailing Co. Ltd.	1,200	606,939
Five Below, Inc.(1)	5,078	577,978
Foschini Group Ltd. (The)	26,815	293,043
Home Depot, Inc. (The)	1,579	277,714
Hotel Shilla Co. Ltd.	5,446	340,748
Hudson Ltd., Class A(1)	2,592	54,795
JD Sports Fashion plc	21,980	114,711
Kingfisher plc	776,456	2,527,812
Nextage Co. Ltd.	11,800	108,447
Nitori Holdings Co. Ltd.	1,300	169,766
O'Reilly Automotive, Inc.(1)	6,258	2,007,253
Penske Automotive Group, Inc.	1,301	57,738
RH(1)	711	82,270
Ross Stores, Inc.	23,484	2,324,916

Tailored Brands, Inc.	3,175	66,707
TJX Cos., Inc. (The)	16,836	1,849,940
		16,371,952
Technology Hardware, Storage and Peripherals — 1.9%
Apple, Inc.	52,949	11,588,418
Cray, Inc.(1)	2,609	59,198
HP, Inc.	13,913	335,860
Immersion Corp.(1)	1,791	17,928
NetApp, Inc.	17,802	1,397,279
Samsung Electronics Co. Ltd.	54,278	2,019,558
Seagate Technology plc	8,188	329,403
		15,747,644
Textiles, Apparel and Luxury Goods — 1.4%
adidas AG	3,260	768,027
ANTA Sports Products Ltd.	167,000	685,722
Bata India Ltd.	19,594	258,224
Canada Goose Holdings, Inc.(1)	12,661	690,911
Columbia Sportswear Co.	2,141	193,289
Deckers Outdoor Corp.(1)	9,832	1,250,335
Fila Korea Ltd.	10,265	378,784
G-III Apparel Group Ltd.(1)	1,895	75,535
Kering SA	1,160	517,141
Lululemon Athletica, Inc.(1)	6,631	933,181
Michael Kors Holdings Ltd.(1)	16,107	892,489
NIKE, Inc., Class B	17,569	1,318,378
Oxford Industries, Inc.	273	24,291
Shenzhou International Group Holdings Ltd.	69,000	761,979
Tapestry, Inc.	50,039	2,117,150
VF Corp.	9,551	791,587
		11,657,023
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	35,979	446,499
Essent Group Ltd.(1)	3,920	154,526
Merchants Bancorp	72	1,656
Mr Cooper Group, Inc.(1)	103	1,493
NMI Holdings, Inc., Class A(1)	2,154	45,536
		649,710
Tobacco — 0.5%
Altria Group, Inc.	51,749	3,365,755
Swedish Match AB	15,520	790,827
		4,156,582
Trading Companies and Distributors — 0.8%
AerCap Holdings NV(1)	21,332	1,068,307
Ashtead Group plc	5,970	147,695
Bunzl plc	34,520	1,019,693
Ferguson plc	6,538	441,494
Foundation Building Materials, Inc.(1)	7,527	71,732
GMS, Inc.(1)	3,138	51,589
MonotaRO Co. Ltd.	24,400	538,666

MRC Global, Inc.(1)	4,372	69,209
MSC Industrial Direct Co., Inc., Class A	9,196	745,428
Seven Group Holdings Ltd.	13,420	168,685
SiteOne Landscape Supply, Inc.(1)	1,426	97,025
United Rentals, Inc.(1)	7,515	902,326
Univar, Inc.(1)	16,583	408,273
W.W. Grainger, Inc.	231	65,597
Yamazen Corp.	64,700	709,300
		6,505,019
Transportation Infrastructure — 0.1%
Airports of Thailand PCL	180,100	344,988
Grupo Aeroportuario del Centro Norte SAB de CV	40,658	212,945
		557,933
Water Utilities†
SJW Group	1,134	68,868
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, Series L ADR	40,734	586,162
T-Mobile US, Inc.(1)	487	33,384
		619,546
TOTAL COMMON STOCKS (Cost $536,255,393)		634,121,064
CORPORATE BONDS — 8.1%
Aerospace and Defense — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(2)	25,000	27,000
Bombardier, Inc., 5.75%, 3/15/22(2)	125,000	124,219
Bombardier, Inc., 6.00%, 10/15/22(2)	30,000	29,588
Bombardier, Inc., 7.50%, 3/15/25(2)	55,000	55,258
KLX, Inc., 5.875%, 12/1/22(2)	70,000	72,275
Lockheed Martin Corp., 3.55%, 1/15/26	60,000	58,659
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	17,854
Rockwell Collins, Inc., 4.35%, 4/15/47	20,000	18,591
TransDigm, Inc., 6.00%, 7/15/22	135,000	136,012
TransDigm, Inc., 6.375%, 6/15/26	50,000	49,125
United Technologies Corp., 6.05%, 6/1/36	66,000	74,718
		663,299
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	80,000	76,426
XPO Logistics, Inc., 6.50%, 6/15/22(2)	30,000	30,863
		107,289
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)	125,000	125,469
United Continental Holdings, Inc., 5.00%, 2/1/24	140,000	137,900
		263,369
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	20,000	20,325
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	110,000	108,185
Tenneco, Inc., 5.00%, 7/15/26	105,000	87,675
ZF North America Capital, Inc., 4.75%, 4/29/25(2)	110,000	106,565
		322,750

Automobiles — 0.1%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		125,000	125,781
Ford Motor Co., 4.35%, 12/8/26		40,000	36,346
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		330,000	341,878
General Motors Co., 5.15%, 4/1/38		60,000	53,171
General Motors Financial Co., Inc., 3.20%, 7/6/21		130,000	127,261
General Motors Financial Co., Inc., 5.25%, 3/1/26		60,000	60,001
			744,438
Banks — 0.9%
Akbank T.A.S, 5.00%, 10/24/22		70,000	64,117
Avi Funding Co. Ltd., 3.80%, 9/16/25(2)		143,000	138,670
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/26(3)		114,000	104,418
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	100,000	113,251
Banistmo SA, 3.65%, 9/19/22		$150,000	142,688
Bank of America Corp., MTN, 4.20%, 8/26/24		200,000	198,769
Bank of America Corp., MTN, 4.00%, 1/22/25		70,000	68,165
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	126,386
Bank of America Corp., MTN, 5.00%, 1/21/44		$140,000	143,468
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(3)		20,000	19,080
Bank of America Corp., VRN, 3.42%, 12/20/27(3)		13,000	12,004
Bank of Nova Scotia, VRN, 2.54%, 11/9/18, resets quarterly off the 3-month LIBOR plus 0.20%		1,000,000	1,000,037
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	65,531
BPCE SA, VRN, 2.75%, 7/8/21(3)	EUR	100,000	118,355
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(3)	EUR	100,000	113,771
Capital One Financial Corp., 3.75%, 7/28/26		$225,000	207,319
Citigroup, Inc., 2.75%, 4/25/22		110,000	106,352
Citigroup, Inc., 4.05%, 7/30/22		80,000	80,418
Citigroup, Inc., 3.20%, 10/21/26		25,000	22,933
Citigroup, Inc., 4.45%, 9/29/27		230,000	224,120
Citigroup, Inc., VRN, 3.52%, 10/27/27(3)		140,000	129,989
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	100,000	136,891
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(3)	EUR	100,000	118,048
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	93,000	115,872
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	130,000	160,919
Fifth Third BanCorp., 4.30%, 1/16/24		$40,000	40,277
Huntington Bancshares, Inc., 2.30%, 1/14/22		75,000	71,733
JPMorgan Chase & Co., 4.625%, 5/10/21		30,000	30,864
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	39,472
JPMorgan Chase & Co., 3.875%, 9/10/24		435,000	427,768
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	104,396
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(3)		50,000	43,951
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(3)		20,000	17,447
KEB Hana Bank, MTN, 4.375%, 9/30/24		114,000	112,592
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	75,000	101,582
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	32,203
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19(3)		$257,000	257,906
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		225,000	228,734
Regions Financial Corp., 2.75%, 8/14/22		50,000	48,120
Royal Bank of Canada, 1.50%, 7/29/19		500,000	494,649

Royal Bank of Scotland Group plc, 6.125%, 12/15/22	55,000	56,950
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22(2)	121,000	119,487
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(2)(3)	90,000	75,096
US Bancorp, MTN, 3.60%, 9/11/24	110,000	108,240
Wells Fargo & Co., 3.07%, 1/24/23	80,000	77,535
Wells Fargo & Co., 4.125%, 8/15/23	100,000	100,403
Wells Fargo & Co., 3.00%, 4/22/26	140,000	129,166
Wells Fargo & Co., MTN, 2.60%, 7/22/20	225,000	222,105
Wells Fargo & Co., MTN, 4.10%, 6/3/26	70,000	68,265
Wells Fargo & Co., MTN, 4.65%, 11/4/44	36,000	33,936
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(3)	30,000	28,580
Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18	500,000	499,744
Woori Bank, MTN, 4.75%, 4/30/24	86,000	86,107
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(2)	70,000	59,793
Zenith Bank plc, 6.25%, 4/22/19(2)	150,000	150,899
		7,599,571
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	330,000	313,491
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	130,000	123,206
Constellation Brands, Inc., 4.75%, 12/1/25	90,000	91,855
		528,552
Biotechnology — 0.1%
AbbVie, Inc., 2.90%, 11/6/22	170,000	164,732
AbbVie, Inc., 3.60%, 5/14/25	20,000	19,111
AbbVie, Inc., 4.40%, 11/6/42	80,000	70,497
AbbVie, Inc., 4.70%, 5/14/45	10,000	9,073
Amgen, Inc., 4.66%, 6/15/51	80,000	74,106
Biogen, Inc., 3.625%, 9/15/22	70,000	69,918
Celgene Corp., 3.25%, 8/15/22	50,000	48,950
Celgene Corp., 3.625%, 5/15/24	150,000	145,870
Celgene Corp., 3.875%, 8/15/25	40,000	38,651
Celgene Corp., 5.00%, 8/15/45	10,000	9,383
Gilead Sciences, Inc., 4.40%, 12/1/21	40,000	41,008
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	222,982
		914,281
Building Products†
Masco Corp., 4.45%, 4/1/25	60,000	59,845
Capital Markets†
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	50,000	43,725
SURA Asset Management SA, 4.375%, 4/11/27	55,000	52,113
		95,838
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	140,000	139,300
CF Industries, Inc., 3.45%, 6/1/23	95,000	90,606
Equate Petrochemical BV, 4.25%, 11/3/26(2)	46,000	44,710
Hexion, Inc., 6.625%, 4/15/20	80,000	71,000
Huntsman International LLC, 5.125%, 11/15/22	85,000	86,275
INEOS Group Holdings SA, 5.625%, 8/1/24(2)	120,000	114,900
NOVA Chemicals Corp., 4.875%, 6/1/24(2)	200,000	184,500

Olin Corp., 5.125%, 9/15/27	70,000	65,537
Platform Specialty Products Corp., 5.875%, 12/1/25(2)	80,000	76,200
Tronox Finance plc, 5.75%, 10/1/25(2)	30,000	26,400
		899,428
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21	100,000	103,500
Covanta Holding Corp., 5.875%, 3/1/24	160,000	160,000
HPHT Finance 15 Ltd., 2.875%, 3/17/20(2)	286,000	283,156
Iron Mountain, Inc., 5.75%, 8/15/24	125,000	122,969
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	60,000	58,575
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	73,000	77,322
Republic Services, Inc., 3.55%, 6/1/22	100,000	99,756
RR Donnelley & Sons Co., 6.00%, 4/1/24	90,000	87,075
		992,353
Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%, 6/15/25(2)	170,000	166,175
CommScope Technologies LLC, 5.00%, 3/15/27(2)	100,000	90,000
HTA Group Ltd., 9.125%, 3/8/22(2)	86,000	88,043
IHS Netherlands Holdco BV, 9.50%, 10/27/21(2)	50,000	50,566
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	140,000	143,500
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(2)	90,000	88,443
		626,727
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	125,000	124,687
Construction Materials — 0.1%
Builders FirstSource, Inc., 5.625%, 9/1/24(2)	100,000	93,625
Cemex SAB de CV, 6.125%, 5/5/25	115,000	114,425
Owens Corning, 4.20%, 12/15/22	50,000	49,902
Standard Industries, Inc., 6.00%, 10/15/25(2)	100,000	98,750
USG Corp., 5.50%, 3/1/25(2)	60,000	60,825
		417,527
Consumer Finance — 0.1%
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	136,196
CIT Group, Inc., 5.00%, 8/15/22	160,000	161,600
CIT Group, Inc., 5.00%, 8/1/23	50,000	50,250
Discover Financial Services, 3.75%, 3/4/25	150,000	142,269
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	71,894
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	100,000	99,625
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	31,281
Navient Corp., 5.00%, 10/26/20	65,000	65,520
Navient Corp., 5.50%, 1/25/23	220,000	216,858
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)	90,000	89,663
Synchrony Financial, 2.60%, 1/15/19	30,000	29,961
Synchrony Financial, 3.00%, 8/15/19	10,000	9,961
		1,105,078
Containers and Packaging — 0.2%
ARD Finance SA, 7.125% Cash or 7.875 PIK, 9/15/23(4)	200,000	195,000
Ball Corp., 5.00%, 3/15/22	40,000	40,700
Ball Corp., 4.00%, 11/15/23	100,000	97,250

Ball Corp., 5.25%, 7/1/25		35,000	35,306
Berry Global, Inc., 5.50%, 5/15/22		85,000	85,106
Berry Global, Inc., 5.125%, 7/15/23		60,000	59,925
BWAY Holding Co., 5.50%, 4/15/24(2)		40,000	38,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		190,000	186,675
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		40,000	40,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)		100,000	98,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(2)		200,000	200,875
Sealed Air Corp., 5.125%, 12/1/24(2)		105,000	102,900
			1,180,237
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		40,000	38,501
Diversified Financial Services — 0.4%
Ally Financial, Inc., 4.625%, 3/30/25		155,000	152,288
Ally Financial, Inc., 5.75%, 11/20/25		20,000	20,575
Ally Financial, Inc., 8.00%, 11/1/31		70,000	84,525
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	79,021
Credit Suisse Group AG, VRN, 2.125%, 9/12/24(3)	GBP	100,000	122,492
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$200,000	193,955
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		220,000	217,762
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		20,000	19,773
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	70,137
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$50,000	52,863
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		130,000	124,557
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		195,000	182,408
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		110,000	107,602
HSBC Holdings plc, 2.95%, 5/25/21		200,000	196,705
HSBC Holdings plc, 4.375%, 11/23/26		200,000	194,290
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	90,900
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	80,300
Intercorp Financial Services, Inc., 4.125%, 10/19/27(2)		170,000	153,425
MDC GMTN B.V., 3.25%, 4/28/22(2)		57,000	56,360
Morgan Stanley, 2.75%, 5/19/22		30,000	29,016
Morgan Stanley, 5.00%, 11/24/25		30,000	30,763
Morgan Stanley, 4.375%, 1/22/47		30,000	28,031
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	255,351
Morgan Stanley, MTN, 3.70%, 10/23/24		270,000	263,804
Morgan Stanley, MTN, 4.00%, 7/23/25		130,000	127,789
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)		200,000	218,006
			3,152,698
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 5.00%, 3/1/21		70,000	72,111
AT&T, Inc., 3.40%, 5/15/25		170,000	159,849
AT&T, Inc., 4.10%, 2/15/28(2)		30,000	28,606
AT&T, Inc., 4.75%, 5/15/46		12,000	10,454
AT&T, Inc., 5.15%, 11/15/46(2)		91,000	83,093
CenturyLink, Inc., 5.625%, 4/1/20		170,000	172,763
CenturyLink, Inc., 5.80%, 3/15/22		90,000	90,117
Cincinnati Bell, Inc., 7.00%, 7/15/24(2)		30,000	27,150

Frontier Communications Corp., 7.125%, 3/15/19	205,000	206,537
Frontier Communications Corp., 7.125%, 1/15/23	145,000	97,150
Frontier Communications Corp., 6.875%, 1/15/25	140,000	79,800
Frontier Communications Corp., 11.00%, 9/15/25	10,000	7,375
Hughes Satellite Systems Corp., 5.25%, 8/1/26	100,000	95,375
Inmarsat Finance plc, 4.875%, 5/15/22(2)	50,000	49,226
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(2)	180,000	189,000
Level 3 Financing, Inc., 5.375%, 8/15/22	160,000	160,600
Level 3 Financing, Inc., 5.375%, 5/1/25	55,000	53,831
Ooredoo International Finance Ltd., 7.875%, 6/10/19(2)	129,000	132,851
Ooredoo International Finance Ltd., 3.75%, 6/22/26(2)	86,000	81,287
Orange SA, 4.125%, 9/14/21	70,000	71,367
Sprint Capital Corp., 8.75%, 3/15/32	100,000	109,010
Telecom Italia Capital SA, 6.375%, 11/15/33	200,000	184,000
Telefonica Emisiones SAU, 5.46%, 2/16/21	10,000	10,396
Verizon Communications, Inc., 3.50%, 11/1/24	60,000	58,763
Verizon Communications, Inc., 2.625%, 8/15/26	50,000	44,933
Verizon Communications, Inc., 4.75%, 11/1/41	40,000	37,604
Verizon Communications, Inc., 5.01%, 8/21/54	30,000	28,434
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(2)	49,000	46,060
		2,387,742
Electric Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(2)	114,000	120,911
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(2)	86,000	84,105
Greenko Investment Co., 4.875%, 8/16/23(2)	57,000	51,086
Minejesa Capital BV, 4.625%, 8/10/30(2)	114,000	100,883
		356,985
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24	96,000	95,280
Ensco plc, 5.20%, 3/15/25	80,000	65,900
Halliburton Co., 3.80%, 11/15/25	60,000	58,461
Halliburton Co., 4.85%, 11/15/35	40,000	40,209
Nabors Industries, Inc., 4.625%, 9/15/21	70,000	67,720
Noble Holding International Ltd., 7.75%, 1/15/24	235,000	220,606
Precision Drilling Corp., 5.25%, 11/15/24	105,000	97,912
Transocean, Inc., 9.00%, 7/15/23(2)	200,000	210,250
Weatherford International Ltd., 7.75%, 6/15/21	95,000	78,969
Weatherford International Ltd., 4.50%, 4/15/22	185,000	139,675
		1,074,982
Entertainment — 0.3%
21st Century Fox America, Inc., 6.90%, 8/15/39	40,000	51,343
21st Century Fox America, Inc., 4.75%, 9/15/44	30,000	31,039
Altice Financing SA, 6.625%, 2/15/23(2)	260,000	257,998
Altice France SA, 7.375%, 5/1/26(2)	140,000	134,925
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	100,000	92,875
Cablevision Systems Corp., 5.875%, 9/15/22	125,000	125,937
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	170,000	171,169
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	150,000	148,875
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	125,000	117,969

Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	170,000	171,439
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	50,000	51,266
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	55,413
CSC Holdings LLC, 6.625%, 10/15/25(2)	100,000	105,000
CSC Holdings LLC, 5.50%, 4/15/27(2)	90,000	86,625
Netflix, Inc., 5.375%, 2/1/21	40,000	40,950
Netflix, Inc., 5.75%, 3/1/24	100,000	102,000
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(2)	140,000	134,050
Univision Communications, Inc., 5.125%, 2/15/25(2)	170,000	155,805
Viacom, Inc., 3.125%, 6/15/22	10,000	9,613
Viacom, Inc., 4.25%, 9/1/23	55,000	54,979
Viacom, Inc., 4.375%, 3/15/43	20,000	16,426
Videotron Ltd., 5.00%, 7/15/22	75,000	75,188
VTR Finance BV, 6.875%, 1/15/24	129,000	131,096
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	12,000	11,497
WMG Acquisition Corp., 5.625%, 4/15/22(2)	129,000	130,935
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)	85,000	78,200
Ziggo BV, 5.50%, 1/15/27(2)	150,000	138,000
		2,680,612
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	60,000	61,538
American Tower Corp., 3.375%, 10/15/26	70,000	64,421
Boston Properties LP, 3.65%, 2/1/26	70,000	67,365
Crown Castle International Corp., 5.25%, 1/15/23	10,000	10,439
Crown Castle International Corp., 4.45%, 2/15/26	80,000	79,181
Equinix, Inc., 5.375%, 4/1/23	70,000	71,530
Equinix, Inc., 5.375%, 5/15/27	90,000	89,325
Essex Portfolio LP, 3.625%, 8/15/22	70,000	69,259
Essex Portfolio LP, 3.25%, 5/1/23	20,000	19,398
Hospitality Properties Trust, 4.65%, 3/15/24	80,000	79,265
Iron Mountain, Inc., 4.875%, 9/15/27(2)	100,000	89,500
Kilroy Realty LP, 3.80%, 1/15/23	60,000	59,290
Kimco Realty Corp., 2.80%, 10/1/26	50,000	44,338
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	90,000	90,450
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	75,000	75,281
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(2)	95,000	84,787
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(2)	60,000	57,750
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	85,000	80,537
Welltower, Inc., 3.75%, 3/15/23	60,000	59,393
		1,253,047
Food and Staples Retailing — 0.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24	150,000	142,500
Cencosud SA, 4.375%, 7/17/27	140,000	123,551
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(2)	229,000	223,418
CVS Health Corp., 3.50%, 7/20/22	50,000	49,489
Horizon Pharma, Inc., 6.625%, 5/1/23	75,000	75,938
Kroger Co. (The), 3.30%, 1/15/21	110,000	109,554
Kroger Co. (The), 3.875%, 10/15/46	30,000	23,917
Rite Aid Corp., 6.125%, 4/1/23(2)	200,000	170,875

SUPERVALU, Inc., 6.75%, 6/1/21		22,000	22,446
Tesco plc, MTN, 5.50%, 12/13/19	GBP	60,000	80,140
Walmart, Inc., 2.55%, 4/11/23		$4,000	3,843
Walmart, Inc., 4.05%, 6/29/48		110,000	104,752
			1,130,423
Food Products — 0.2%
B&G Foods, Inc., 5.25%, 4/1/25		80,000	76,500
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		70,000	71,138
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(2)		60,000	59,115
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(2)		80,000	77,700
Kraft Heinz Foods Co., 5.20%, 7/15/45		30,000	28,267
Kraft Heinz Foods Co., 4.375%, 6/1/46		10,000	8,367
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)		90,000	88,490
MHP SE, 7.75%, 5/10/24(2)		71,000	70,299
Minerva Luxembourg SA, 6.50%, 9/20/26		183,000	169,733
Minerva Luxembourg SA, 5.875%, 1/19/28(2)		40,000	34,738
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)		280,000	262,500
Post Holdings, Inc., 5.00%, 8/15/26(2)		250,000	231,562
			1,178,409
Gas Utilities — 0.3%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		50,000	51,010
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22		22,000	22,715
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		90,000	92,700
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		190,000	186,675
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23		40,000	40,950
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		90,000	90,225
Enbridge, Inc., 4.00%, 10/1/23		40,000	39,985
Enbridge, Inc., 4.50%, 6/10/44		40,000	36,287
Energy Transfer Equity LP, 5.50%, 6/1/27		125,000	127,381
Energy Transfer LP, 4.25%, 3/15/23		50,000	49,625
Energy Transfer Operating LP, 4.15%, 10/1/20		70,000	70,621
Energy Transfer Operating LP, 3.60%, 2/1/23		12,000	11,697
Energy Transfer Operating LP, 6.50%, 2/1/42		40,000	41,509
Enterprise Products Operating LLC, 5.20%, 9/1/20		35,000	36,060
Enterprise Products Operating LLC, 4.85%, 3/15/44		130,000	125,432
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22		45,000	45,450
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		200,000	182,000
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20		50,000	52,099
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		90,000	98,406
Magellan Midstream Partners LP, 6.55%, 7/15/19		36,000	36,848
MPLX LP, 4.875%, 6/1/25		140,000	142,932
MPLX LP, 4.50%, 4/15/38		20,000	17,874
MPLX LP, 5.20%, 3/1/47		10,000	9,489
NuStar Logistics LP, 4.75%, 2/1/22		40,000	39,650
ONEOK, Inc., 4.00%, 7/13/27		40,000	38,421
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		90,000	88,287
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20		25,148	25,614
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		120,000	125,449
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		110,000	106,325

Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	150,000	144,608
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	94,000	91,885
TransCanada PipeLines Ltd., 2.50%, 8/1/22	12,000	11,478
Williams Cos., Inc. (The), 4.55%, 6/24/24	130,000	131,016
Williams Cos., Inc. (The), 5.10%, 9/15/45	50,000	47,406
		2,458,109
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	80,000	77,658
Becton Dickinson and Co., 3.70%, 6/6/27	40,000	37,637
DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	70,875
Mallinckrodt International Finance SA, 4.75%, 4/15/23	170,000	140,250
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(2)	40,000	34,500
Medtronic, Inc., 3.50%, 3/15/25	130,000	127,388
Medtronic, Inc., 4.375%, 3/15/35	50,000	49,836
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(2)	50,000	48,000
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	65,023
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	27,000	26,757
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	40,000	42,619
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	30,000	29,676
		750,219
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	25,047
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	70,438
Aetna, Inc., 2.75%, 11/15/22	60,000	57,588
Anthem, Inc., 3.65%, 12/1/27	40,000	37,467
Anthem, Inc., 4.65%, 1/15/43	40,000	37,907
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	35,000	33,338
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	30,630
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	100,000	92,345
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(2)	55,000	43,725
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/22/19(2)(3)	150,000	125,625
CVS Health Corp., 4.30%, 3/25/28	120,000	117,276
CVS Health Corp., 4.78%, 3/25/38	40,000	38,437
CVS Health Corp., 5.05%, 3/25/48	60,000	58,711
DaVita, Inc., 5.125%, 7/15/24	107,000	102,453
DaVita, Inc., 5.00%, 5/1/25	155,000	146,475
Encompass Health Corp., 5.75%, 11/1/24	55,000	55,069
Envision Healthcare Corp., 8.75%, 10/15/26(2)	200,000	194,500
Express Scripts Holding Co., 3.40%, 3/1/27	130,000	119,642
HCA, Inc., 7.50%, 2/15/22	215,000	233,812
HCA, Inc., 5.00%, 3/15/24	110,000	111,581
HCA, Inc., 5.375%, 2/1/25	220,000	221,925
HCA, Inc., 4.50%, 2/15/27	70,000	68,250
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	95,000	95,209
Northwell Healthcare, Inc., 4.26%, 11/1/47	30,000	27,328
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	50,000
Tenet Healthcare Corp., 8.125%, 4/1/22	230,000	240,350
Tenet Healthcare Corp., 6.75%, 6/15/23	50,000	50,048
Tenet Healthcare Corp., 5.125%, 5/1/25	150,000	144,750

UnitedHealth Group, Inc., 2.875%, 3/15/22	80,000	78,526
UnitedHealth Group, Inc., 3.75%, 7/15/25	80,000	79,305
UnitedHealth Group, Inc., 4.75%, 7/15/45	50,000	51,141
		2,838,898
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)	130,000	122,200
Aramark Services, Inc., 5.125%, 1/15/24	65,000	64,838
Aramark Services, Inc., 5.00%, 4/1/25(2)	30,000	29,756
Boyd Gaming Corp., 6.875%, 5/15/23	91,000	94,868
Boyd Gaming Corp., 6.375%, 4/1/26	75,000	74,625
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(2)	210,000	195,956
Eldorado Resorts, Inc., 7.00%, 8/1/23	160,000	168,400
Golden Nugget, Inc., 6.75%, 10/15/24(2)	140,000	140,000
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	150,000	144,420
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	90,000	87,525
International Game Technology plc, 6.25%, 2/15/22(2)	170,000	176,375
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)	85,000	87,444
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	45,000	44,325
McDonald's Corp., MTN, 3.375%, 5/26/25	30,000	28,948
McDonald's Corp., MTN, 4.70%, 12/9/35	20,000	20,167
McDonald's Corp., MTN, 4.45%, 3/1/47	70,000	65,716
MGM Resorts International, 6.00%, 3/15/23	135,000	137,362
MGM Resorts International, 4.625%, 9/1/26	50,000	45,375
Penn National Gaming, Inc., 5.625%, 1/15/27(2)	175,000	163,187
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(2)	50,000	49,875
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	31,349
Scientific Games International, Inc., 6.25%, 9/1/20	70,000	68,425
Scientific Games International, Inc., 10.00%, 12/1/22	105,000	110,119
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	235,000	224,131
Yum! Brands, Inc., 3.75%, 11/1/21	50,000	49,063
		2,424,449
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	5,000	4,725
Beazer Homes USA, Inc., 6.75%, 3/15/25	130,000	114,562
Beazer Homes USA, Inc., 5.875%, 10/15/27	90,000	73,125
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	50,000	49,188
Century Communities, Inc., 6.875%, 5/15/22	30,000	30,075
Lennar Corp., 4.50%, 4/30/24	160,000	153,300
Meritage Homes Corp., 5.125%, 6/6/27	190,000	167,675
PulteGroup, Inc., 5.50%, 3/1/26	100,000	98,250
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)	60,000	56,700
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(2)	225,000	219,375
Toll Brothers Finance Corp., 4.35%, 2/15/28	50,000	44,375
William Lyon Homes, Inc., 5.875%, 1/31/25	115,000	101,919
		1,113,269
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(2)	65,000	63,375
Spectrum Brands, Inc., 6.625%, 11/15/22	155,000	158,681

Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	39,000
			261,056
Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47		30,000	26,947
Rumo Luxembourg Sarl, 7.375%, 2/9/24		100,000	103,750
			130,697
Insurance — 0.3%
Allianz SE, MTN, VRN, 4.75%, 10/24/23(3)	EUR	100,000	126,787
American International Group, Inc., 4.125%, 2/15/24		$110,000	109,466
American International Group, Inc., 4.50%, 7/16/44		40,000	35,624
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25(3)	EUR	100,000	111,262
AXA SA, 7.125%, 12/15/20	GBP	20,000	28,410
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$78,000	77,184
Berkshire Hathaway, Inc., 2.75%, 3/15/23		30,000	29,138
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	50,262
Chubb INA Holdings, Inc., 3.15%, 3/15/25		70,000	67,132
Chubb INA Holdings, Inc., 3.35%, 5/3/26		30,000	28,886
CNP Assurances, VRN, 4.00%, 11/18/24(3)	EUR	100,000	118,088
Fiore Capital LLC, VRDN, 2.30%, 11/8/18 (LOC: Wells Fargo Bank N.A.)(3)		$450,000	450,000
Genworth Holdings, Inc., 7.625%, 9/24/21		35,000	35,787
Genworth Holdings, Inc., VRN, 4.32%, 11/15/18, resets quarterly off the 3-month LIBOR plus 2.00%		25,000	15,625
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		20,000	22,388
International Lease Finance Corp., 5.875%, 8/15/22		100,000	105,410
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(3)	EUR	100,000	110,539
Liberty Mutual Group, Inc., VRN, 5.24%, 12/15/18, resets quarterly off the 3-month LIBOR plus 2.91%(2)		$125,000	120,937
Markel Corp., 4.90%, 7/1/22		70,000	71,983
MetLife, Inc., 4.125%, 8/13/42		30,000	27,213
MetLife, Inc., 4.875%, 11/13/43		30,000	30,281
Principal Financial Group, Inc., 3.30%, 9/15/22		30,000	29,585
Prudential Financial, Inc., 3.94%, 12/7/49		90,000	78,140
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		12,000	12,383
Voya Financial, Inc., 5.70%, 7/15/43		50,000	53,650
Voya Financial, Inc., VRN, 5.65%, 5/15/23(3)		75,000	74,062
WR Berkley Corp., 4.625%, 3/15/22		40,000	40,958
WR Berkley Corp., 4.75%, 8/1/44		30,000	28,753
			2,089,933
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd., 2.80%, 6/6/23		200,000	191,642
JD.com, Inc., 3.875%, 4/29/26		143,000	128,683
			320,325
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	91,350
Fidelity National Information Services, Inc., 3.00%, 8/15/26		100,000	91,073
First Data Corp., 5.00%, 1/15/24(2)		80,000	79,500
First Data Corp., 5.75%, 1/15/24(2)		120,000	121,200
			383,123
Life Sciences Tools and Services†
IQVIA, Inc., 4.875%, 5/15/23(2)		150,000	149,062
IQVIA, Inc., 5.00%, 10/15/26(2)		45,000	43,467
			192,529

Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(2)	103,000	107,635
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	220,000	219,450
Media — 0.3%
Altice US Finance I Corp., 5.375%, 7/15/23(2)	100,000	100,231
Altice US Finance I Corp., 5.50%, 5/15/26(2)	50,000	48,828
AMC Networks, Inc., 4.75%, 8/1/25	190,000	177,099
CBS Corp., 4.00%, 1/15/26	40,000	38,775
CBS Corp., 4.85%, 7/1/42	30,000	27,931
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	220,550
Comcast Corp., 6.40%, 5/15/38	100,000	117,903
Comcast Corp., 4.75%, 3/1/44	30,000	29,384
Digicel Ltd., 6.00%, 4/15/21	86,000	78,367
Discovery Communications LLC, 5.625%, 8/15/19	32,000	32,633
Discovery Communications LLC, 3.95%, 3/20/28	30,000	27,992
DISH DBS Corp., 6.75%, 6/1/21	100,000	101,250
DISH DBS Corp., 5.00%, 3/15/23	130,000	114,237
DISH DBS Corp., 5.875%, 11/15/24	175,000	149,406
Gray Television, Inc., 5.125%, 10/15/24(2)	100,000	95,375
Gray Television, Inc., 5.875%, 7/15/26(2)	175,000	168,383
GTH Finance BV, 7.25%, 4/26/23(2)	87,000	90,338
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	6,000	5,994
Lamar Media Corp., 5.00%, 5/1/23	90,000	90,281
Lamar Media Corp., 5.375%, 1/15/24	30,000	30,187
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(2)	75,000	76,881
Myriad International Holdings BV, 6.00%, 7/18/20	86,000	88,935
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	120,000	115,200
Sirius XM Radio, Inc., 4.625%, 5/15/23(2)	95,000	92,625
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	60,000	61,488
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	55,000	54,622
TEGNA, Inc., 5.50%, 9/15/24(2)	130,000	130,325
Time Warner Cable LLC, 5.50%, 9/1/41	30,000	27,515
Time Warner Cable LLC, 4.50%, 9/15/42	30,000	24,347
Turk Telekomunikasyon AS, 4.875%, 6/19/24(2)	115,000	100,040
Warner Media LLC, 2.95%, 7/15/26	80,000	70,919
Warner Media LLC, 3.80%, 2/15/27	60,000	56,273
Warner Media LLC, 5.35%, 12/15/43	30,000	28,361
		2,672,675
Metals and Mining — 0.3%
AK Steel Corp., 7.00%, 3/15/27	90,000	80,100
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)	75,000	79,125
Allegheny Technologies, Inc., 5.95%, 1/15/21	205,000	206,537
ArcelorMittal, 5.50%, 3/1/21	70,000	72,501
Arconic, Inc., 5.40%, 4/15/21	45,000	45,619
Arconic, Inc., 5.125%, 10/1/24	160,000	157,500
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	32,282
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	220,000	208,725
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)	90,000	85,950

First Quantum Minerals Ltd., 7.25%, 4/1/23	50,000	46,375
First Quantum Minerals Ltd., 6.50%, 3/1/24(2)	140,000	122,675
First Quantum Minerals Ltd., 6.875%, 3/1/26(2)	90,000	78,075
Freeport-McMoRan, Inc., 3.55%, 3/1/22	130,000	123,337
Freeport-McMoRan, Inc., 3.875%, 3/15/23	4,000	3,710
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	189,200
Lundin Mining Corp., 7.875%, 11/1/22(2)	70,000	72,937
Nexa Resources SA, 5.375%, 5/4/27	128,000	124,801
Novelis Corp., 6.25%, 8/15/24(2)	50,000	49,625
Novelis Corp., 5.875%, 9/30/26(2)	190,000	179,550
Southern Copper Corp., 5.25%, 11/8/42	20,000	19,546
Steel Dynamics, Inc., 5.25%, 4/15/23	115,000	115,719
Steel Dynamics, Inc., 5.00%, 12/15/26	25,000	24,500
Teck Resources Ltd., 6.25%, 7/15/41	40,000	40,100
Vedanta Resources plc, 6.125%, 8/9/24(2)	121,000	107,369
		2,265,858
Multi-Utilities — 0.3%
AES Corp., 4.875%, 5/15/23	245,000	243,163
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	30,000	28,950
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	71,250
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	150,000	139,875
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	49,091
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	40,000	34,729
Calpine Corp., 5.375%, 1/15/23	160,000	152,200
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	143,000	144,362
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	36,789
Dominion Energy, Inc., 2.75%, 9/15/22	10,000	9,654
Dominion Energy, Inc., 3.625%, 12/1/24	90,000	88,319
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	29,991
Duke Energy Florida LLC, 6.35%, 9/15/37	51,000	63,056
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	36,484
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	38,176
Exelon Corp., 5.15%, 12/1/20	70,000	71,820
Exelon Corp., 4.45%, 4/15/46	20,000	18,884
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	40,489
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	29,931
FirstEnergy Corp., 4.25%, 3/15/23	70,000	70,718
FirstEnergy Corp., 4.85%, 7/15/47	20,000	19,579
Florida Power & Light Co., 3.95%, 3/1/48	30,000	27,881
Georgia Power Co., 4.30%, 3/15/42	30,000	27,568
Israel Electric Corp. Ltd., 6.875%, 6/21/23(2)	57,000	62,457
Listrindo Capital BV, 4.95%, 9/14/26	57,000	50,958
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	59,918
NiSource, Inc., 5.65%, 2/1/45	40,000	43,352
NRG Energy, Inc., 6.25%, 5/1/24	155,000	159,011
NRG Energy, Inc., 7.25%, 5/15/26	75,000	80,063
Pacific Gas & Electric Co., 4.00%, 12/1/46	20,000	16,342
Pampa Energia SA, 7.50%, 1/24/27	114,000	100,035
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24	114,000	113,147

Potomac Electric Power Co., 3.60%, 3/15/24	40,000	39,917
Progress Energy, Inc., 3.15%, 4/1/22	40,000	39,197
Sempra Energy, 2.875%, 10/1/22	70,000	67,572
Sempra Energy, 3.25%, 6/15/27	50,000	46,127
Sempra Energy, 4.00%, 2/1/48	30,000	26,028
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	17,154
Southern Power Co., 5.15%, 9/15/41	20,000	19,735
Southwestern Public Service Co., 3.70%, 8/15/47	20,000	17,980
Talen Energy Supply LLC, 6.50%, 6/1/25	95,000	71,250
Vistra Energy Corp., 7.375%, 11/1/22	160,000	166,400
Vistra Energy Corp., 7.625%, 11/1/24	59,000	62,688
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	28,652
		2,760,942
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20	1,000	875
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	80,000	74,792
		75,667
Oil, Gas and Consumable Fuels — 1.0%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	100,000	90,000
Anadarko Petroleum Corp., 5.55%, 3/15/26	68,000	70,857
Anadarko Petroleum Corp., 6.45%, 9/15/36	28,000	30,471
Antero Resources Corp., 5.125%, 12/1/22	145,000	144,366
Antero Resources Corp., 5.625%, 6/1/23	35,000	35,088
Antero Resources Corp., 5.00%, 3/1/25	40,000	39,000
Apache Corp., 4.75%, 4/15/43	30,000	26,833
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	70,000	67,550
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	13,000	13,038
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	69,125
Cenovus Energy, Inc., 4.25%, 4/15/27	20,000	18,891
Chesapeake Energy Corp., 8.00%, 12/15/22(2)	72,000	75,240
Chesapeake Energy Corp., 8.00%, 1/15/25	150,000	152,531
Cimarex Energy Co., 4.375%, 6/1/24	50,000	49,845
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	143,000	136,721
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	50,222
CNX Resources Corp., 5.875%, 4/15/22	225,000	221,485
Concho Resources, Inc., 4.375%, 1/15/25	80,000	79,862
Concho Resources, Inc., 4.875%, 10/1/47	20,000	18,974
Continental Resources, Inc., 5.00%, 9/15/22	132,000	133,328
Continental Resources, Inc., 3.80%, 6/1/24	125,000	120,902
Denbury Resources, Inc., 9.00%, 5/15/21(2)	50,000	52,438
Denbury Resources, Inc., 4.625%, 7/15/23	75,000	62,438
Diamondback Energy, Inc., 4.75%, 11/1/24	105,000	102,375
Ecopetrol SA, 5.875%, 5/28/45	185,000	176,814
Encana Corp., 6.50%, 2/1/38	30,000	34,263
EOG Resources, Inc., 5.625%, 6/1/19	24,000	24,340
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(2)	90,000	68,850
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	90,000	87,300
Equinor ASA, 2.45%, 1/17/23	80,000	76,896
Exxon Mobil Corp., 2.71%, 3/6/25	80,000	75,585

Exxon Mobil Corp., 3.04%, 3/1/26	10,000	9,560
Exxon Mobil Corp., VRN, 3.10%, 12/3/18, resets quarterly off the 3-month LIBOR plus 0.78%	400,000	401,053
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	30,000	26,175
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19(2)	400,000	409,668
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(2)	79,000	82,863
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(2)	79,000	87,398
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(2)	120,000	115,200
Gulfport Energy Corp., 6.00%, 10/15/24	75,000	70,688
Gulfport Energy Corp., 6.375%, 5/15/25	175,000	166,906
Halcon Resources Corp., 6.75%, 2/15/25	195,000	178,425
Hess Corp., 6.00%, 1/15/40	40,000	39,515
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	40,000	39,100
Laredo Petroleum, Inc., 6.25%, 3/15/23	70,000	69,125
Marathon Oil Corp., 3.85%, 6/1/25	40,000	38,474
MEG Energy Corp., 7.00%, 3/31/24(2)	100,000	98,500
MEG Energy Corp., 6.50%, 1/15/25(2)	75,000	77,578
Murphy Oil Corp., 4.45%, 12/1/22	90,000	87,856
Newfield Exploration Co., 5.75%, 1/30/22	85,000	88,081
Newfield Exploration Co., 5.375%, 1/1/26	50,000	50,719
Noble Energy, Inc., 4.15%, 12/15/21	60,000	60,474
Oasis Petroleum, Inc., 6.875%, 3/15/22	175,000	176,312
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(2)	160,000	157,200
Petrobras Global Finance BV, 5.75%, 2/1/29	220,000	204,050
Petrobras Global Finance BV, 7.25%, 3/17/44	100,000	96,813
Petroleos Mexicanos, 6.00%, 3/5/20	52,000	52,779
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	19,843
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	27,705
Petroleos Mexicanos, 6.50%, 3/13/27	80,000	77,720
Petroleos Mexicanos, 6.625%, 6/15/35	30,000	27,600
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	46,554
Phillips 66, 4.30%, 4/1/22	70,000	71,499
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19(3)	114,000	114,548
QEP Resources, Inc., 5.375%, 10/1/22	150,000	148,312
Range Resources Corp., 5.00%, 8/15/22	155,000	152,869
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(2)	257,000	264,044
Reliance Industries Ltd., 4.125%, 1/28/25	185,000	178,186
Saka Energi Indonesia PT, 4.45%, 5/5/24	114,000	105,264
Sanchez Energy Corp., 7.75%, 6/15/21	125,000	63,125
Sanchez Energy Corp., 6.125%, 1/15/23	75,000	28,313
Shell International Finance BV, 2.375%, 8/21/22	80,000	77,169
Shell International Finance BV, 3.625%, 8/21/42	55,000	48,372
SM Energy Co., 5.00%, 1/15/24	70,000	67,025
Southwestern Energy Co., 6.20%, 1/23/25	150,000	146,438
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	110,000	105,050
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	126,900
Total Capital Canada Ltd., 2.75%, 7/15/23	8,000	7,720
Tullow Oil plc, 7.00%, 3/1/25(2)	150,000	147,202
Whiting Petroleum Corp., 5.75%, 3/15/21	140,000	141,400
WPX Energy, Inc., 6.00%, 1/15/22	100,000	102,750

WPX Energy, Inc., 8.25%, 8/1/23	65,000	73,369
YPF SA, 8.50%, 7/28/25	114,000	108,414
YPF SA, 6.95%, 7/21/27	114,000	96,780
		7,864,311
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	50,000	43,334
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23	45,000	39,544
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22	88,000	85,506
Allergan Funding SCS, 3.85%, 6/15/24	100,000	98,303
Allergan Funding SCS, 4.55%, 3/15/35	40,000	37,848
Bausch Health Cos., Inc., 5.50%, 3/1/23(2)	150,000	142,687
Bausch Health Cos., Inc., 7.00%, 3/15/24(2)	50,000	52,484
Bausch Health Cos., Inc., 6.125%, 4/15/25(2)	120,000	110,664
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(2)	35,000	30,352
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)	130,000	111,475
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	200,000	192,346
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	150,000	122,410
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	150,000	153,649
Zoetis, Inc., 3.00%, 9/12/27	30,000	27,397
		1,165,121
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(2)	45,000	38,925
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	103,526
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	31,582
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	11,818
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	75,709
CSX Corp., 3.40%, 8/1/24	60,000	58,713
CSX Corp., 3.25%, 6/1/27	40,000	37,287
Union Pacific Corp., 4.75%, 9/15/41	80,000	80,103
		398,738
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.00%, 7/1/24	45,000	47,081
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	75,000	72,563
		119,644
Software — 0.1%
Infor US, Inc., 6.50%, 5/15/22	263,000	263,657
Microsoft Corp., 2.70%, 2/12/25	100,000	94,949
Microsoft Corp., 3.125%, 11/3/25	90,000	87,290
Microsoft Corp., 3.45%, 8/8/36	20,000	18,445
Microsoft Corp., 4.25%, 2/6/47	130,000	131,046
Oracle Corp., 3.625%, 7/15/23	90,000	90,335
Oracle Corp., 2.65%, 7/15/26	50,000	45,780
Rackspace Hosting, Inc., 8.625%, 11/15/24(2)	175,000	164,938
Tencent Holdings Ltd., 3.80%, 2/11/25(2)	86,000	82,932
Tencent Holdings Ltd., 3.60%, 1/19/28(2)	200,000	183,726
		1,163,098

Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	210,000	207,375
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)	70,000	71,794
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(2)	100,000	90,250
Herc Rentals, Inc., 7.50%, 6/1/22(2)	52,000	54,340
Hertz Corp. (The), 7.375%, 1/15/21	90,000	88,312
Hertz Corp. (The), 6.25%, 10/15/22	65,000	57,363
Home Depot, Inc. (The), 3.75%, 2/15/24	130,000	131,642
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	83,809
Party City Holdings, Inc., 6.125%, 8/15/23(2)	75,000	75,187
PetSmart, Inc., 7.125%, 3/15/23(2)	200,000	141,000
PetSmart, Inc., 5.875%, 6/1/25(2)	60,000	47,250
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	72,563
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	46,754
United Rentals North America, Inc., 4.625%, 7/15/23	110,000	109,450
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	195,625
United Rentals North America, Inc., 5.50%, 5/15/27	50,000	47,625
		1,520,339
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.50%, 2/9/25	205,000	191,456
Apple, Inc., 2.45%, 8/4/26	50,000	45,590
Apple, Inc., 3.20%, 5/11/27	70,000	66,632
Apple, Inc., 2.90%, 9/12/27	20,000	18,550
Dell International LLC / EMC Corp., 7.125%, 6/15/24(2)	195,000	206,536
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	170,000	176,540
EMC Corp., 2.65%, 6/1/20	50,000	48,727
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	80,000	80,161
NCR Corp., 5.00%, 7/15/22	100,000	96,500
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	47,634
Western Digital Corp., 4.75%, 2/15/26	80,000	74,000
		1,052,326
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(2)	90,000	86,625
L Brands, Inc., 5.625%, 2/15/22	140,000	142,625
		229,250
Wireless Telecommunication Services — 0.2%
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23	243,000	236,243
C&W Senior Financing DAC, 6.875%, 9/15/27(2)	130,000	124,475
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	114,000	116,964
Digicel Group Ltd., 8.25%, 9/30/20	80,000	57,500
Millicom International Cellular SA, 5.125%, 1/15/28(2)	143,000	130,273
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(2)	120,000	108,000
Sprint Communications, Inc., 6.00%, 11/15/22	220,000	222,612
Sprint Corp., 7.25%, 9/15/21	80,000	83,700
Sprint Corp., 7.875%, 9/15/23	70,000	74,900
Sprint Corp., 7.125%, 6/15/24	315,000	322,875
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	134,388
T-Mobile USA, Inc., 6.50%, 1/15/26	100,000	105,750

VEON Holdings BV, 5.20%, 2/13/19(2)	171,000	171,770
		1,889,450
TOTAL CORPORATE BONDS (Cost $69,038,685)		66,487,582
U.S. TREASURY SECURITIES — 5.0%
U.S. Treasury Bonds, 3.50%, 2/15/39	150,000	154,395
U.S. Treasury Bonds, 4.375%, 11/15/39	250,000	289,639
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	234,883
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	42,454
U.S. Treasury Bonds, 3.125%, 8/15/44(5)	160,000	152,806
U.S. Treasury Bonds, 3.00%, 11/15/44	100,000	93,328
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	559,383
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	46,570
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	1,460,960	1,551,639
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	250,064	274,557
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,524,982	2,853,689
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	419,972	485,987
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	736,481	655,938
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	339,980	292,378
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,244,185	1,263,617
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,306,339	1,145,309
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	940,095	844,745
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	460,125	426,673
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,448,252	1,405,698
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	155,520	150,317
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,521,858	2,447,445
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	810,480	793,300
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,474,690	2,667,347
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	1,945,766	1,864,071
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	1,273,404	1,231,024
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	3,629,124	3,379,409
U.S. Treasury Notes, 1.125%, 1/31/19	2,800,000	2,791,865
U.S. Treasury Notes, 1.75%, 9/30/19	850,000	842,944
U.S. Treasury Notes, 1.50%, 11/30/19	1,350,000	1,332,466
U.S. Treasury Notes, 1.875%, 12/31/19	700,000	693,082
U.S. Treasury Notes, 1.375%, 1/15/20(5)	300,000	295,113
U.S. Treasury Notes, 1.375%, 2/29/20	850,000	834,312
U.S. Treasury Notes, 1.50%, 5/31/20	200,000	195,891
U.S. Treasury Notes, 1.125%, 8/31/21	80,000	76,114
U.S. Treasury Notes, 2.00%, 10/31/21	3,000,000	2,920,254
U.S. Treasury Notes, 2.00%, 12/31/21(5)	200,000	194,355
U.S. Treasury Notes, 1.875%, 1/31/22	3,450,000	3,336,527
U.S. Treasury Notes, 1.875%, 4/30/22	1,000,000	964,453
U.S. Treasury Notes, 2.00%, 11/30/22	800,000	770,469
U.S. Treasury Notes, 2.25%, 8/15/27(5)	505,000	470,893
U.S. Treasury Notes, 2.75%, 2/15/28	200,000	193,719
TOTAL U.S. TREASURY SECURITIES (Cost $42,318,863)		41,219,058

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 1.8%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(7) — 0.3%
FHLMC, VRN, 2.32%, 11/15/18	105,517	103,258
FHLMC, VRN, 2.36%, 11/15/18	340,275	337,104
FHLMC, VRN, 3.07%, 11/15/18	258,197	256,494
FHLMC, VRN, 3.47%, 11/15/18	20,588	21,371
FHLMC, VRN, 3.68%, 11/15/18	32,384	32,937
FHLMC, VRN, 4.01%, 11/15/18	95,795	100,704
FHLMC, VRN, 4.06%, 11/15/18	44,475	46,911
FHLMC, VRN, 4.07%, 11/15/18	33,568	34,472
FHLMC, VRN, 4.12%, 11/15/18	31,643	32,331
FHLMC, VRN, 4.23%, 11/15/18	8,842	9,277
FHLMC, VRN, 4.25%, 11/15/18	5,486	5,659
FHLMC, VRN, 4.25%, 11/15/18	27,460	28,846
FHLMC, VRN, 4.28%, 11/15/18	9,970	10,303
FHLMC, VRN, 4.34%, 11/15/18	41,339	43,536
FNMA, VRN, 2.95%, 11/25/18	146,740	146,454
FNMA, VRN, 3.18%, 11/25/18	106,758	105,588
FNMA, VRN, 3.19%, 11/25/18	198,674	196,254
FNMA, VRN, 3.21%, 11/25/18	115,619	114,279
FNMA, VRN, 3.26%, 11/25/18	140,875	141,156
FNMA, VRN, 3.33%, 11/25/18	46,639	47,054
FNMA, VRN, 3.56%, 11/25/18	11,003	11,515
FNMA, VRN, 3.61%, 11/25/18	34,060	34,726
FNMA, VRN, 3.66%, 11/25/18	18,439	19,336
FNMA, VRN, 3.94%, 11/25/18	36,006	36,747
FNMA, VRN, 4.04%, 11/25/18	13,531	13,993
FNMA, VRN, 4.05%, 11/25/18	60,221	62,303
FNMA, VRN, 4.05%, 11/25/18	57,585	59,652
FNMA, VRN, 4.06%, 11/25/18	115,287	119,424
FNMA, VRN, 4.06%, 11/25/18	40,442	41,780
FNMA, VRN, 4.15%, 11/25/18	42,583	44,864
		2,258,328
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.5%
FHLMC, 4.50%, 1/1/19	252	256
FHLMC, 7.00%, 8/1/29	572	606
FHLMC, 8.00%, 7/1/30	4,568	5,252
FHLMC, 5.50%, 12/1/33	33,125	35,898
FHLMC, 6.00%, 11/1/38	125,826	136,618
FNMA, 3.00%, 11/13/18(8)	1,000,000	946,055
FNMA, 4.00%, 11/13/18(8)	2,411,000	2,411,178
FNMA, 4.50%, 11/13/18(8)	2,223,000	2,276,361
FNMA, 5.00%, 9/1/20	5,553	5,724
FNMA, 7.00%, 6/1/26	257	276
FNMA, 7.00%, 1/1/29	3,570	3,750
FNMA, 6.50%, 4/1/29	8,130	8,860
FNMA, 6.50%, 8/1/29	3,306	3,626
FNMA, 6.50%, 12/1/29	10,050	10,953
FNMA, 7.00%, 3/1/30	1,933	2,050

FNMA, 7.50%, 9/1/30		1,271	1,434
FNMA, 5.00%, 7/1/31		4,530	4,734
FNMA, 7.00%, 9/1/31		5,799	6,167
FNMA, 6.50%, 1/1/32		1,815	1,978
FNMA, 6.50%, 8/1/32		3,571	3,957
FNMA, 6.50%, 11/1/32		36,081	39,540
FNMA, 5.50%, 6/1/33		11,776	12,654
FNMA, 5.50%, 8/1/33		20,326	21,795
FNMA, 5.00%, 11/1/33		145,526	154,491
FNMA, 4.50%, 9/1/35		76,857	79,145
FNMA, 5.00%, 2/1/36		106,512	112,735
FNMA, 5.50%, 1/1/37		73,072	78,365
FNMA, 6.50%, 8/1/37		50,030	53,230
FNMA, 5.00%, 4/1/40		272,994	288,914
FNMA, 4.00%, 1/1/41		901,411	909,990
FNMA, 4.50%, 7/1/41		405,430	420,233
FNMA, 4.50%, 9/1/41		33,631	34,819
FNMA, 4.00%, 12/1/41		274,542	276,767
FNMA, 3.50%, 5/1/42		211,638	207,985
FNMA, 3.50%, 6/1/42		128,261	126,047
FNMA, 3.00%, 11/1/42		445,703	425,754
FNMA, 3.50%, 5/1/45		599,161	586,042
FNMA, 3.50%, 2/1/46		1,133,658	1,108,696
FNMA, 6.50%, 8/1/47		9,214	9,759
FNMA, 6.50%, 9/1/47		11,712	12,348
FNMA, 6.50%, 9/1/47		563	594
FNMA, 6.50%, 9/1/47		6,159	6,495
GNMA, 2.50%, 11/19/18(8)		35,000	32,449
GNMA, 3.00%, 11/19/18(8)		700,000	669,211
GNMA, 7.50%, 10/15/25		999	1,012
GNMA, 6.00%, 3/15/26		3,048	3,268
GNMA, 7.00%, 12/15/27		2,798	2,811
GNMA, 6.50%, 2/15/28		367	400
GNMA, 7.00%, 5/15/31		10,126	11,323
GNMA, 5.50%, 11/15/32		19,612	21,115
GNMA, 6.50%, 10/15/38		261,658	293,833
GNMA, 4.50%, 5/20/41		242,391	252,305
GNMA, 4.50%, 6/15/41		301,837	314,446
GNMA, 3.50%, 4/20/45		77,599	76,448
GNMA, 2.50%, 7/20/46		124,321	115,379
GNMA, 2.50%, 8/20/46		264,662	245,618
			12,871,749
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $15,346,725)			15,130,077
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.5%
Argentina†
Argentine Republic Government International Bond, 6.875%, 1/26/27		$121,000	101,595
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	305,000	220,988

New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	77,912
			298,900
Austria†
Republic of Austria Government Bond, 3.40%, 11/22/22(2)	EUR	69,000	89,794
Republic of Austria Government Bond, 0.75%, 10/20/26(2)	EUR	41,000	47,704
Republic of Austria Government Bond, 4.15%, 3/15/37(2)	EUR	29,000	49,383
			186,881
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	27,000	46,371

Canada — 0.2%
Canadian Government Bond, 1.00%, 9/1/22	CAD	1,050,000	756,683
Canadian Government Bond, 4.00%, 6/1/41	CAD	100,000	94,901
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	179,000	138,513
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	152,135
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	164,499
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	109,090
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	15,746
			1,431,567
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	101,475
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	121,125
			222,600
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	29,604
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	37,763
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	16,152
			53,915
Finland†
Finland Government Bond, 4.00%, 7/4/25(2)	EUR	58,000	82,141
France — 0.1%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	153,000	189,940
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	100,000	167,776
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	132,000	205,914
			563,630
Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	185,000	216,573
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(9)	EUR	365,000	408,701
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	248,000	281,864
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	34,000	54,777
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	24,000	48,291
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	56,000	85,658
			1,095,864
Hungary — 0.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF	62,800,000	273,630
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	97,994

Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	36,187
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	235,914
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	199,000	251,953
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(2)	EUR	130,000	135,054
Republic of Italy Government International Bond, 6.875%, 9/27/23		$60,000	64,454
			723,562
Japan — 0.3%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	60,800,000	709,509
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,700,000	332,908
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	21,750,000	219,515
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	131,900,000	1,365,069
			2,627,001
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	59,286
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,290,000	105,362
Mexican Bonos, 8.00%, 12/7/23	MXN	27,950,000	1,338,468
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	190,675
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$48,000	42,672
			1,677,177
Netherlands†
Netherlands Government Bond, 0.00%, 1/15/22(2)(9)	EUR	65,000	74,556
Netherlands Government Bond, 0.50%, 7/15/26(2)	EUR	100,000	115,267
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	27,000	43,159
			232,982
Norway†
Norway Government Bond, 2.00%, 5/24/23(2)	NOK	85,000	10,291
Norway Government Bond, 1.75%, 2/17/27(2)	NOK	510,000	59,943
			70,234
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$40,000	48,900
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	67,200
			116,100
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	60,050
Republic of Poland Government International Bond, 5.125%, 4/21/21		$70,000	72,854
			132,904
Russia — 0.1%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	1,400,000	19,425
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	317,242
			336,667
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	90,000	67,139
South Africa — 0.1%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	5,500,000	360,900
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	2,600,000	187,228
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	2,800,000	166,902

Republic of South Africa Government International Bond, 5.50%, 3/9/20		$110,000	111,314
			826,344
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	161,683
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	4,023
			165,706
Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	36,588
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	104,178
			140,766
United Kingdom — 0.1%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	249,000	324,533
United Kingdom Gilt, 4.50%, 12/7/42	GBP	192,000	371,437
United Kingdom Gilt, 4.25%, 12/7/49	GBP	65,000	129,999
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,000	4,236
			830,205
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	26,175
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $13,071,668)			12,516,940
ASSET-BACKED SECURITIES(6) — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)		350,000	349,024
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)		75,000	74,497
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)		131,729	128,589
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.53%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.25%(2)		409,159	409,473
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)		11,674	11,666
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)		18,175	18,078
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)		101,598	99,798
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)		111,982	109,754
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.99%, 11/17/18, resets monthly off the 1-month LIBOR plus 0.70%(2)		347,442	347,446
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.24%, 11/17/18, resets monthly off the 1-month LIBOR plus 0.95%(2)		1,325,000	1,321,490
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.56%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.28%(2)		350,000	349,833
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.44%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.15%(2)		700,000	703,393
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.50%, 12/17/18, resets monthly off the 1-month LIBOR plus 1.25%(2)(10)		1,100,000	1,100,000
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(2)		211,928	211,095
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)		65,041	63,627
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)		52,019	50,913
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)		57,364	55,482
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)		190,984	184,629
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(2)		957,513	952,929
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.69%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.40%(2)		174,828	175,233
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)		175,000	170,405
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(2)		100,000	98,206
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(2)		850,000	845,037
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)		76,775	75,808

Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	65,159	64,695
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	27,837	27,285
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(2)	400,000	400,714
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 11/1/18(2)(7)	139,099	136,245
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 11/1/18(2)(7)	397,839	387,358
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 11/1/18(2)(7)	193,628	188,345
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 11/1/18(2)(7)	155,164	152,105
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 11/1/18(2)(7)	391,840	380,795
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 7/2/22	61,472	64,469
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	44,620	44,342
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	612,694	597,673
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	183,631	177,069
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	460,476	458,514
TOTAL ASSET-BACKED SECURITIES (Cost $11,044,720)		10,986,014
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.2%
Private Sponsor Collateralized Mortgage Obligations — 0.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	10,168	10,178
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.22%, 11/1/18(7)	20,088	20,386
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 11/1/18(7)	82,085	82,109
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.19%, 11/1/18(7)	21,190	20,758
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.07%, 11/1/18(7)	28,001	27,425
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.05%, 11/1/18(7)	67,819	67,394
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 11/1/18(7)	26,605	26,993
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.42%, 11/1/18(7)	77,018	77,312
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 11/1/18(2)(7)	176,444	173,664
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.23%, 11/1/18(7)	53,507	53,308
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 11/1/18(7)	20,467	20,607
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 11/1/18(2)(7)	42,494	41,718
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 11/1/18(2)(7)	165,207	162,750
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.86%, 11/1/18(7)	32,169	31,852
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.97%, 11/1/18(7)	60,437	61,873
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.92%, 11/1/18(7)	58,602	58,480
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.01%, 11/1/18(7)	84,141	86,103
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.44%, 11/1/18(7)	24,117	24,472
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.23%, 11/1/18(7)	27,248	27,471
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.18%, 11/1/18(7)	17,767	17,808
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.88%, 11/1/18(7)	47,024	47,910
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 11/1/18(2)(7)	61,298	58,633
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.45%, 11/1/18(7)	115,649	118,846
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.18%, 11/25/18(7)	55,572	55,304
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.54%, 11/1/18(7)	35,915	36,516
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.54%, 11/1/18(7)	14,366	14,968
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 11/1/18(2)(7)	513,086	516,405
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.78%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.50%(2)	356,877	366,430
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 11/1/18(7)	48	48
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 11/1/18(7)	7,387	7,443
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(2)	56,488	56,123
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 11/1/18(2)(7)	153,879	149,054

Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 11/1/18(2)(7)	210,737	207,123
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 11/1/18(2)(7)	178,789	176,355
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 11/1/18(2)(7)	352,311	353,937
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 11/1/18(2)(7)	188,207	185,571
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 11/1/18(2)(7)	358,378	360,507
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/1/18(2)(7)	64,322	60,871
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.31%, 11/1/18(7)	31,599	31,830
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.02%, 11/25/18, resets monthly off the 1-month LIBOR plus 0.74%	55,574	54,915
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	39,197	39,636
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 11/1/18(7)	114,610	113,172
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.08%, 11/1/18(7)	63,489	64,096
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.54%, 11/1/18(7)	44,655	45,985
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.89%, 11/1/18(7)	48,524	49,690
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	31,525	31,027
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	54,994	56,271
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.36%, 11/1/18(7)	122,521	129,562
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 4.31%, 11/1/18(7)	50,333	52,058
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.17%, 11/1/18(7)	15,752	16,188
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.37%, 11/1/18(7)	34,861	35,505
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 4.03%, 11/1/18(7)	29,198	29,581
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.35%, 11/1/18(7)	67,101	68,042
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	48,431	48,348
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	36,206	35,847
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.28%, 11/1/18(7)	50,871	49,976
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.70%, 11/1/18(7)	48,581	49,019
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 4.65%, 11/1/18(7)	42,412	41,240
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	21,403	21,399
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	9,488	9,675
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	29,959	29,797
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	9,576	9,582
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.05%, 11/1/18(7)	47,691	45,939
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.68%, 11/1/18(7)	30,719	30,190
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	23,819	25,013
		5,078,288
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.58%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.30%	5,000	5,038
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.63%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.35%	75,000	76,116
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.48%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.20%	2,387,515	2,412,008
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.73%, 11/25/18, resets monthly off the 1-month LIBOR plus 0.45%	94,260	94,000
FNMA, Series 2014-C02, Class 1M2, VRN, 4.88%, 11/25/18, resets monthly off the 1-month LIBOR plus 2.60%	55,000	58,502
FNMA, Series 2014-C02, Class 2M2, VRN, 4.88%, 11/25/18, resets monthly off the 1-month LIBOR plus 2.60%	254,127	269,060
FNMA, Series 2016-C05, Class 2M1, VRN, 3.63%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.35%	21,106	21,159
FNMA, Series 2017-C01, Class 1M1, VRN, 3.58%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.30%	83,966	84,515
FNMA, Series 2017-C03, Class 1M2, VRN, 5.28%, 11/25/18, resets monthly off the 1-month LIBOR plus 3.00%	75,000	80,284
FNMA, Series 2017-C06, Class 2M2, VRN, 5.08%, 11/25/18, resets monthly off the 1-month LIBOR plus 2.80%	100,000	105,097

FNMA, Series 2017-C07, Class 1M2, VRN, 4.68%, 11/25/18, resets monthly off the 1-month LIBOR plus 2.40%	1,600,000	1,642,827
		4,848,606
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,944,063)		9,926,894
COLLATERALIZED LOAN OBLIGATIONS(6) — 0.8%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.86%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(2)	125,000	124,493
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.49%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.02%(2)	150,000	149,410
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.92%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.45%(2)	100,000	99,019
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.42%, 1/17/19, resets quarterly off the 3-month LIBOR plus 0.97%(2)	150,000	150,222
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 3.81%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.50%(2)	1,250,000	1,236,966
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.47%, 1/17/19, resets quarterly off the 3-month LIBOR plus 1.02%(2)	175,000	174,101
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.85%, 1/17/19, resets quarterly off the 3-month LIBOR plus 1.40%(2)	400,000	395,938
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 1/24/19, resets quarterly off the 3-month LIBOR plus 0.98%(2)	300,000	298,030
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.41%, 1/15/19, resets quarterly off the 3-month LIBOR plus 0.97%(2)	500,000	497,413
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.41%, 1/18/19, resets quarterly off the 3-month LIBOR plus 0.97%(2)	350,000	348,221
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.59%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.12%(2)	150,000	149,889
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.51%, 1/18/19, resets quarterly off the 3-month LIBOR plus 1.07%(2)	100,000	99,870
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(2)	200,000	199,688
KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(2)	400,000	398,984
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.78%, 11/15/18, resets monthly off the 1-month LIBOR plus 1.50%(2)	438,000	439,839
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.40%, 1/22/19, resets quarterly off the 3-month LIBOR plus 0.95%(2)	200,000	199,679
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.95%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.50%(2)	100,000	100,005
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.42%, 1/15/19, resets quarterly off the 3-month LIBOR plus 0.98%(2)	275,000	274,539
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.59%, 1/18/19, resets quarterly off the 3-month LIBOR plus 1.15%(2)	150,000	150,165
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.19%, 1/18/19, resets quarterly off the 3-month LIBOR plus 1.75%(2)	25,000	25,006
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.40%, 1/16/19, resets quarterly off the 3-month LIBOR plus 0.96%(2)	300,000	298,149
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.14%, 1/18/19, resets quarterly off the 3-month LIBOR plus 1.70%(2)	400,000	400,000
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.46%, 1/25/19, resets quarterly off the 3-month LIBOR plus 0.97%(2)	100,000	99,495
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,331,362)		6,309,121
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.6%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	300,000	293,533
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	825,000	844,930
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 11/1/18(7)	250,000	256,876
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 11/1/18(7)	225,000	227,307
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 11/1/18(7)	200,000	201,278
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 11/1/18(7)	275,000	268,755

Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 11/1/18(7)	50,000	51,404
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/1/18(7)	200,000	194,566
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	200,000	193,880
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	294,428	286,323
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.98%, 11/15/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	400,000	400,201
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	75,000	74,122
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 11/1/18(7)	200,000	193,636
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	400,000	370,011
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 11/10/18(2)(7)	350,000	345,133
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 11/1/18(7)	100,000	100,219
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	80,000	77,203
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	100,000	92,934
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	94,804
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 11/1/18(2)(7)	225,000	221,289
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	250,000	236,823
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,159,382)		5,025,227
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	130,589
Chicago Midway International Airport Rev., VRDN, 1.60%, 11/1/18, resets weekly off the remarketing agent (LOC: Bank of Montreal)	420,000	420,000
Illinois Housing Development Authority Rev., VRDN, 2.25%, 11/1/18, resets weekly off the remarketing agent (SBBPA: FHLB)	1,200,000	1,200,000
Los Angeles Community College District GO, 6.68%, 8/1/36	50,000	64,843
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	19,278
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	12,873
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	70,000	97,810
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	40,648
New York City GO, 6.27%, 12/1/37	5,000	6,220
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	85,229
Pasadena Public Financing Authority Rev., VRDN, 2.39%, 11/1/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	550,000	550,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	38,216
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	10,000	9,903
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.64%, 11/7/18, resets weekly off the remarketing agent (SBBPA: Northern Trust Company)	500,000	500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	104,129
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	168,571
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	45,000	49,237
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	11,922
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	6,905
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	55,000	62,859
State of California GO, 6.65%, 3/1/22	20,000	21,915
State of California GO, 4.60%, 4/1/38	30,000	30,533
State of California GO, 7.55%, 4/1/39	20,000	28,469
State of California GO, 7.30%, 10/1/39	25,000	34,048
State of California GO, 7.60%, 11/1/40	40,000	57,890
State of Illinois GO, 5.10%, 6/1/33	45,000	42,536
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	50,000	52,824
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	50,000	59,577

State of Washington GO, 5.14%, 8/1/40	20,000	22,571
TOTAL MUNICIPAL SECURITIES (Cost $3,754,421)		3,929,595
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth ETF	6,348	901,924
iShares Russell 1000 Value ETF	14,390	1,728,095
iShares Russell Mid-Cap Value ETF	14,632	1,224,845
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,928,278)		3,854,864
AFFILIATED FUNDS(11) — 0.4%
American Century Diversified Corporate Bond ETF (Cost $3,569,043)	73,339	3,548,874
COMMERCIAL PAPER(12) — 0.3%
CAFCO LLC, 2.30%, 12/7/18(2)	500,000	498,806
Thunder Bay Funding LLC, 2.59%, 1/17/19(2)	400,000	397,890
Toyota Financial Services de Puerto Rico, Inc., 2.41%, 12/19/18	1,000,000	996,877
University of Texas (The), 2.25%, 12/10/18	500,000	500,005
TOTAL COMMERCIAL PAPER (Cost $2,393,577)		2,393,578
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $10,228)	206	11,777
RIGHTS†
Multiline Retail†
SACI Falabella(1) (Cost $—)	2,867	288
TEMPORARY CASH INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $15,768,726)	15,768,726	15,768,726
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $737,935,134)		831,229,679
OTHER ASSETS AND LIABILITIES — (1.0)%		(8,307,118)
TOTAL NET ASSETS — 100.0%		$822,922,561

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	308,038	AUD	429,255	Bank Of America N.A.	12/19/18	$3,905
CAD	422,461	USD	325,993	Morgan Stanley	12/19/18	(4,770)
CAD	1,144,701	USD	874,392	Morgan Stanley	12/19/18	(4,005)
CAD	5,940	USD	4,642	Morgan Stanley	12/31/18	(124)
CAD	23,690	USD	18,305	Morgan Stanley	12/31/18	(286)
CAD	9,133	USD	7,054	Morgan Stanley	12/31/18	(107)
CAD	31,379	USD	24,110	Morgan Stanley	12/31/18	(243)
CAD	59,410	USD	45,648	Morgan Stanley	12/31/18	(459)
CAD	9,580	USD	7,361	Morgan Stanley	12/31/18	(74)
CAD	10,591	USD	8,173	Morgan Stanley	12/31/18	(117)
CAD	11,086	USD	8,510	Morgan Stanley	12/31/18	(78)
CAD	27,131	USD	20,759	Morgan Stanley	12/31/18	(123)
CAD	15,853	USD	12,137	Morgan Stanley	12/31/18	(79)
CAD	8,349	USD	6,415	Morgan Stanley	12/31/18	(65)

CAD	18,674	USD	14,349	Morgan Stanley	12/31/18	(145)
CAD	7,010	USD	5,374	Morgan Stanley	12/31/18	(42)
CAD	22,181	USD	17,004	Morgan Stanley	12/31/18	(133)
CAD	17,416	USD	13,299	Morgan Stanley	12/31/18	(52)
CAD	29,744	USD	22,712	Morgan Stanley	12/31/18	(89)
CAD	6,162	USD	4,694	Morgan Stanley	12/31/18	(7)
USD	911,474	CAD	1,176,977	Morgan Stanley	12/19/18	16,545
USD	885,309	CAD	1,151,034	Morgan Stanley	12/19/18	10,106
USD	175,474	CAD	226,186	Morgan Stanley	12/31/18	3,433
USD	298,746	CAD	385,084	Morgan Stanley	12/31/18	5,845
USD	618,444	CAD	797,174	Morgan Stanley	12/31/18	12,100
USD	10,757	CAD	13,900	Morgan Stanley	12/31/18	184
USD	11,430	CAD	14,781	Morgan Stanley	12/31/18	188
USD	16,758	CAD	21,671	Morgan Stanley	12/31/18	275
USD	15,274	CAD	19,851	Morgan Stanley	12/31/18	175
USD	4,036	CAD	5,257	Morgan Stanley	12/31/18	37
USD	23,314	CAD	30,095	Morgan Stanley	12/31/18	423
USD	10,859	CAD	13,998	Morgan Stanley	12/31/18	212
USD	16,047	CAD	20,737	Morgan Stanley	12/31/18	275
USD	19,346	CAD	25,120	Morgan Stanley	12/31/18	239
USD	30,721	CAD	39,725	Morgan Stanley	12/31/18	506
USD	7,232	CAD	9,372	Morgan Stanley	12/31/18	104
USD	82,331	CAD	106,690	Morgan Stanley	12/31/18	1,181
CHF	12,113	USD	12,299	UBS AG	12/31/18	(197)
CHF	18,410	USD	18,706	UBS AG	12/31/18	(312)
CHF	15,483	USD	15,661	UBS AG	12/31/18	(192)
CHF	21,389	USD	21,571	UBS AG	12/31/18	(201)
USD	895,582	CHF	883,370	Bank Of America N.A.	12/19/18	14,333
USD	174,413	CHF	167,871	UBS AG	12/19/18	6,945
USD	508,614	CHF	484,470	UBS AG	12/31/18	24,578
USD	13,942	CHF	13,334	UBS AG	12/31/18	620
USD	15,847	CHF	15,599	UBS AG	12/31/18	262
USD	17,897	CHF	17,725	UBS AG	12/31/18	188
USD	11,954	CHF	11,982	UBS AG	12/31/18	(17)
USD	7	CLP	4,995	Goldman Sachs & Co.	12/19/18	—
USD	33,091	CZK	726,148	Goldman Sachs & Co.	12/19/18	1,244
USD	71,115	DKK	452,912	Goldman Sachs & Co.	12/19/18	2,047
EUR	20,109	USD	23,236	Credit Suisse AG	12/31/18	(332)
EUR	25,488	USD	29,458	Credit Suisse AG	12/31/18	(427)
EUR	17,207	USD	20,053	Credit Suisse AG	12/31/18	(454)
EUR	42,751	USD	49,821	Credit Suisse AG	12/31/18	(1,128)
EUR	24,545	USD	28,321	Credit Suisse AG	12/31/18	(364)
EUR	29,128	USD	33,366	Credit Suisse AG	12/31/18	(190)
EUR	71,019	USD	81,085	Credit Suisse AG	12/31/18	(196)
EUR	31,969	USD	36,501	Credit Suisse AG	12/31/18	(88)
EUR	16,849	USD	19,238	Credit Suisse AG	12/31/18	(46)
USD	4,951,665	EUR	4,293,587	JPMorgan Chase Bank N.A.	11/14/18	84,038
USD	2,749,346	EUR	2,321,295	Credit Suisse AG	12/31/18	105,414
USD	751,466	EUR	634,469	Credit Suisse AG	12/31/18	28,812

USD	1,001,612	EUR	845,669	Credit Suisse AG	12/31/18	38,403
USD	33,361	EUR	28,167	Credit Suisse AG	12/31/18	1,279
USD	110,876	EUR	93,567	Credit Suisse AG	12/31/18	4,304
USD	25,081	EUR	21,607	Credit Suisse AG	12/31/18	471
USD	31,117	EUR	26,878	Credit Suisse AG	12/31/18	503
USD	29,604	EUR	25,571	Credit Suisse AG	12/31/18	478
USD	35,933	EUR	31,165	Credit Suisse AG	12/31/18	437
USD	34,195	EUR	29,862	Credit Suisse AG	12/31/18	182
USD	62,251	EUR	54,364	Credit Suisse AG	12/31/18	331
USD	34,303	EUR	29,956	Credit Suisse AG	12/31/18	182
GBP	5,176	USD	6,798	Morgan Stanley	12/31/18	(161)
GBP	51,720	USD	67,934	Morgan Stanley	12/31/18	(1,612)
GBP	17,931	USD	23,619	Morgan Stanley	12/31/18	(626)
GBP	13,041	USD	17,249	Morgan Stanley	12/31/18	(526)
GBP	9,722	USD	12,878	Morgan Stanley	12/31/18	(411)
GBP	2,598	USD	3,401	Morgan Stanley	12/31/18	(69)
GBP	2,499	USD	3,287	Morgan Stanley	12/31/18	(83)
GBP	8,672	USD	11,431	Morgan Stanley	12/31/18	(311)
GBP	3,415	USD	4,501	Morgan Stanley	12/31/18	(123)
GBP	8,754	USD	11,599	Morgan Stanley	12/31/18	(374)
GBP	5,716	USD	7,545	Morgan Stanley	12/31/18	(215)
GBP	13,536	USD	17,867	Morgan Stanley	12/31/18	(510)
GBP	8,242	USD	10,907	Morgan Stanley	12/31/18	(339)
GBP	10,794	USD	14,150	Morgan Stanley	12/31/18	(309)
GBP	7,310	USD	9,445	Morgan Stanley	12/31/18	(71)
GBP	4,528	USD	5,850	Morgan Stanley	12/31/18	(44)
GBP	11,777	USD	15,137	Morgan Stanley	12/31/18	(36)
USD	1,586,324	GBP	1,209,033	Bank Of America N.A.	12/19/18	37,220
USD	141,128	GBP	106,129	Morgan Stanley	12/31/18	5,038
USD	512,072	GBP	385,080	Morgan Stanley	12/31/18	18,281
USD	413,360	GBP	310,848	Morgan Stanley	12/31/18	14,757
USD	16,202	GBP	12,300	Morgan Stanley	12/31/18	430
USD	9,731	GBP	7,469	Morgan Stanley	12/31/18	153
USD	12,261	GBP	9,411	Morgan Stanley	12/31/18	193
USD	5,240	GBP	4,008	Morgan Stanley	12/31/18	100
USD	3,346	GBP	2,524	Morgan Stanley	12/31/18	110
USD	10,232	GBP	7,732	Morgan Stanley	12/31/18	318
USD	3,161	GBP	2,400	Morgan Stanley	12/31/18	83
USD	19,296	GBP	14,653	Morgan Stanley	12/31/18	507
USD	12,663	GBP	9,659	Morgan Stanley	12/31/18	277
USD	11,303	GBP	8,780	Morgan Stanley	12/31/18	43
USD	12,444	GBP	9,715	Morgan Stanley	12/31/18	(13)
HUF	250,869,138	USD	895,673	UBS AG	12/19/18	(17,351)
USD	1,201,050	HUF	334,293,029	UBS AG	12/19/18	30,651
IDR	13,002,823,181	USD	852,085	Goldman Sachs & Co.	12/19/18	(4,064)
ILS	19	USD	5	Goldman Sachs & Co.	12/19/18	—
JPY	2,475,888	USD	21,896	Bank Of America N.A.	12/28/18	155
JPY	1,878,707	USD	16,682	Bank Of America N.A.	12/28/18	51
JPY	2,080,782	USD	18,488	Bank Of America N.A.	12/28/18	44

JPY	1,329,268	USD	11,811	Bank Of America N.A.	12/28/18	28
JPY	3,680,024	USD	33,032	Bank Of America N.A.	12/28/18	(257)
JPY	1,353,863	USD	12,152	Bank Of America N.A.	12/28/18	(94)
JPY	1,070,221	USD	9,572	Bank Of America N.A.	12/28/18	(41)
JPY	2,909,040	USD	26,019	Bank Of America N.A.	12/28/18	(110)
USD	1,746,656	JPY	197,312,775	Bank Of America N.A.	11/14/18	(3,490)
USD	714,399	JPY	79,883,353	Bank Of America N.A.	12/28/18	2,936
USD	265,236	JPY	29,658,383	Bank Of America N.A.	12/28/18	1,090
USD	31,273	JPY	3,555,318	Bank Of America N.A.	12/28/18	(392)
USD	16,652	JPY	1,858,695	Bank Of America N.A.	12/28/18	98
USD	17,454	JPY	1,969,304	Bank Of America N.A.	12/28/18	(85)
USD	30,969	JPY	3,494,202	Bank Of America N.A.	12/28/18	(151)
USD	13,178	KRW	14,807,935	Goldman Sachs & Co.	12/19/18	187
USD	1,598,016	MXN	30,849,697	JPMorgan Chase Bank N.A.	12/19/18	90,266
MYR	2,693,084	USD	648,798	Goldman Sachs & Co.	12/19/18	(5,976)
USD	708,678	MYR	2,946,330	Goldman Sachs & Co.	12/19/18	5,407
NOK	12,918,974	USD	1,569,532	Goldman Sachs & Co.	12/19/18	(33,635)
NOK	105,051	USD	12,902	Goldman Sachs & Co.	12/28/18	(406)
USD	91,882	NOK	770,837	Goldman Sachs & Co.	12/19/18	239
USD	547,466	NOK	4,451,064	Goldman Sachs & Co.	12/28/18	18,016
USD	13,269	NOK	107,645	Goldman Sachs & Co.	12/28/18	465
USD	38,697	NOK	321,976	Goldman Sachs & Co.	12/28/18	398
NZD	582	USD	382	Bank Of America N.A.	12/19/18	(2)
USD	874,449	PHP	47,737,922	Goldman Sachs & Co.	12/19/18	(17,955)
USD	63,882	PLN	236,434	Goldman Sachs & Co.	12/19/18	2,192
USD	20,277	RUB	1,408,247	Goldman Sachs & Co.	12/19/18	(981)
SEK	1,367	USD	153	Goldman Sachs & Co.	12/19/18	(3)
SEK	8,086,252	USD	903,382	Goldman Sachs & Co.	12/19/18	(15,750)
SEK	70,395	USD	7,785	Goldman Sachs & Co.	12/28/18	(49)
SEK	109,389	USD	12,249	Goldman Sachs & Co.	12/28/18	(228)
SEK	422,755	USD	47,340	Goldman Sachs & Co.	12/28/18	(880)
SEK	205,027	USD	23,186	Goldman Sachs & Co.	12/28/18	(654)
SEK	567,626	USD	63,433	Goldman Sachs & Co.	12/28/18	(1,052)
SEK	148,590	USD	16,605	Goldman Sachs & Co.	12/28/18	(276)
USD	902,400	SEK	8,090,471	Goldman Sachs & Co.	12/19/18	14,306
USD	860,919	SEK	7,506,182	Goldman Sachs & Co.	12/28/18	36,008
USD	232,285	SEK	2,025,246	Goldman Sachs & Co.	12/28/18	9,715
USD	5,994	SEK	52,340	Goldman Sachs & Co.	12/28/18	242
USD	22,214	SEK	193,987	Goldman Sachs & Co.	12/28/18	895
USD	13,158	SEK	119,084	Goldman Sachs & Co.	12/28/18	71
USD	57,154	SEK	517,248	Goldman Sachs & Co.	12/28/18	310
USD	32,580	SEK	290,349	Goldman Sachs & Co.	12/28/18	672
USD	36,034	SEK	322,280	Goldman Sachs & Co.	12/28/18	617
USD	118,050	SEK	1,055,803	Goldman Sachs & Co.	12/28/18	2,020
USD	68,758	SGD	94,171	Bank Of America N.A.	12/19/18	705
THB	23,495,773	USD	724,507	Goldman Sachs & Co.	12/19/18	(14,569)
USD	863,970	THB	28,224,160	Goldman Sachs & Co.	12/19/18	11,160
TRY	106,253	USD	15,841	Goldman Sachs & Co.	12/19/18	2,629
USD	723,488	ZAR	10,952,879	UBS AG	12/19/18	(14,648)
						$525,793

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	6	December 2018	JPY	60,000,000	$800,443	$1,994
Korean Treasury 10-Year Bonds	3	December 2018	KRW	300,000,000	327,656	732
U.S. Treasury 2-Year Notes	9	December 2018	USD	1,800,000	1,895,906	(4,942)
U.S. Treasury 5-Year Notes	32	December 2018	USD	3,200,000	3,596,250	(24,948)
U.S. Treasury 10-Year Notes	10	December 2018	USD	1,000,000	1,184,375	(15,726)
U.S. Treasury 10-Year Ultra Notes	17	December 2018	USD	1,700,000	2,126,860	(41,741)
U.S. Treasury Long Bonds	7	December 2018	USD	700,000	966,875	(35,860)
U.S. Treasury Ultra Bonds	11	December 2018	USD	1,100,000	1,641,406	(105,384)
					$12,539,771	$(225,875)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	12	December 2018	EUR	1,200,000	$1,786,507	$2,291
Euro-Bund 10-Year Bonds	1	December 2018	EUR	100,000	181,519	542
Euro-OAT 10-Year Bonds	2	December 2018	EUR	200,000	344,235	1,243
U.K. Gilt 10-Year Bonds	6	December 2018	GBP	600,000	938,787	(3,460)
					$3,251,048	$616

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$4,405,000	$266,006	$27,156	$293,162

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	30,000,000	$(264)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $41,094,879, which represented 5.0% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	The security's rate was paid in cash at the last payment date.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $388,500.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(8)	Forward commitment. Settlement date is indicated.

(9)	Security is a zero-coupon bond.

(10)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(11)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(12)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	452,826,286	181,294,778	—
Corporate Bonds	—	66,487,582	—
U.S. Treasury Securities	—	41,219,058	—
U.S. Government Agency Mortgage-Backed Securities	—	15,130,077	—
Sovereign Governments and Agencies	—	12,516,940	—
Asset-Backed Securities	—	10,986,014	—
Collateralized Mortgage Obligations	—	9,926,894	—
Collateralized Loan Obligations	—	6,309,121	—
Commercial Mortgage-Backed Securities	—	5,025,227	—
Municipal Securities	—	3,929,595	—
Exchange-Traded Funds	3,854,864	—	—
Affiliated Funds	3,548,874	—	—
Commercial Paper	—	2,393,578	—
Convertible Preferred Stocks	—	11,777	—
Rights	—	288	—
Temporary Cash Investments	15,768,726	—	—
	475,998,750	355,230,929	—
Other Financial Instruments
Futures Contracts	—	6,802	—
Swap Agreements	—	293,162	—
Forward Foreign Currency Exchange Contracts	—	679,867	—
	—	979,831	—
Liabilities
Other Financial Instruments
Futures Contracts	228,601	3,460	—
Swap Agreements	—	264	—
Forward Foreign Currency Exchange Contracts	—	154,074	—
	228,601	157,798	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2018 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	—	$3,569	—	$(20)	$3,549	73	—	$4

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
October 31, 2018

Strategic Allocation: Conservative - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 43.0%
Aerospace and Defense — 1.0%
AAR Corp.	642	30,546
Aerojet Rocketdyne Holdings, Inc.(1)	619	21,863
Astronics Corp.(1)	25	729
Astronics Corp., Class B(1)	4	109
Boeing Co. (The)	4,608	1,635,195
Bombardier, Inc., B Shares(1)	27,020	65,475
Curtiss-Wright Corp.	845	92,494
Embraer SA ADR	14,545	323,917
Esterline Technologies Corp.(1)	164	19,247
Kratos Defense & Security Solutions, Inc.(1)	1,966	24,634
L3 Technologies, Inc.	1,349	255,595
Lockheed Martin Corp.	3,042	893,892
Mercury Systems, Inc.(1)	481	22,540
Raytheon Co.	2,760	483,110
Saab AB, B Shares	650	25,471
Teledyne Technologies, Inc.(1)	178	39,388
Textron, Inc.	8,021	430,166
Thales SA	2,260	289,256
		4,653,627
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	1,770	188,576
XPO Logistics, Inc.(1)	2,997	267,872
		456,448
Airlines — 0.2%
Delta Air Lines, Inc.	7,641	418,192
Southwest Airlines Co.	11,865	582,571
		1,000,763
Auto Components — 0.3%
Adient plc	6,206	188,786
Aptiv plc	2,385	183,168
BorgWarner, Inc.	11,867	467,678
Hyundai Mobis Co. Ltd.	1,340	223,422
Hyundai Wia Corp.	3,511	91,199
Ichikoh Industries Ltd.	3,200	22,206
Stoneridge, Inc.(1)	58	1,474
Valeo SA	1,917	61,990
		1,239,923
Automobiles — 0.6%
Honda Motor Co. Ltd. ADR	19,250	548,625
Hyundai Motor Co.	3,995	373,365
Kia Motors Corp.	27,759	691,813
Mazda Motor Corp.	17,700	192,004
Nissan Motor Co. Ltd.	63,200	575,513

Peugeot SA	7,490	178,409
Renault SA	1,963	146,900
Thor Industries, Inc.	2,561	178,348
Trigano SA	240	24,397
		2,909,374
Banks — 3.4%
Banco do Estado do Rio Grande do Sul SA Preference Shares	50,600	266,359
Bank of America Corp.	46,917	1,290,217
Bank of China Ltd., H Shares	312,000	132,885
Bank of Communications Co. Ltd., H Shares	312,000	233,942
Bank of Hawaii Corp.	4,466	350,313
Bank of Kyoto Ltd. (The)	8,700	392,458
Bank of NT Butterfield & Son Ltd. (The)	499	20,105
Bank OZK	1,096	29,987
BankUnited, Inc.	1,593	52,728
Barclays plc	289,803	638,985
BB&T Corp.	27,534	1,353,571
Boston Private Financial Holdings, Inc.	1,344	18,144
CaixaBank SA	53,370	216,470
Central Pacific Financial Corp.	1,406	38,018
Citigroup, Inc.	113	7,397
Comerica, Inc.	1,291	105,294
Commerce Bancshares, Inc.	4,798	305,153
Commerzbank AG(1)	64,685	610,961
DGB Financial Group, Inc.	7,636	62,988
Erste Group Bank AG(1)	9,253	377,295
Fifth Third Bancorp	4,239	114,411
FinecoBank Banca Fineco SpA	2,040	21,364
First Hawaiian, Inc.	4,208	104,274
FNB Corp.	824	9,748
Glacier Bancorp, Inc.	507	21,497
Hachijuni Bank Ltd. (The)	19,400	82,184
Hana Financial Group, Inc.	10,095	339,291
Hilltop Holdings, Inc.	1,056	21,014
Home BancShares, Inc.	2,976	56,663
HSBC Holdings plc	18,800	154,390
Independent Bank Corp.	150	3,319
JPMorgan Chase & Co.	18,848	2,054,809
KBC Group NV	3,550	244,873
Kyushu Financial Group, Inc.	63,400	280,379
LegacyTexas Financial Group, Inc.	994	38,299
M&T Bank Corp.	2,375	392,849
PNC Financial Services Group, Inc. (The)	4,040	519,100
Prosperity Bancshares, Inc.	1,952	126,939
San-In Godo Bank Ltd. (The)	11,700	88,967
Seacoast Banking Corp. of Florida(1)	601	15,812
Shiga Bank Ltd. (The)	3,800	88,504
Signature Bank	328	36,047
South State Corp.	246	16,647

Standard Chartered plc	59,999	421,416
SunTrust Banks, Inc.	10,262	643,017
SVB Financial Group(1)	303	71,881
Swedbank AB, A Shares	12,970	292,107
Texas Capital Bancshares, Inc.(1)	356	23,222
U.S. Bancorp	24,128	1,261,171
UMB Financial Corp.	6,034	385,271
United Community Banks, Inc.	77	1,915
Valley National Bancorp	6,091	60,788
Wells Fargo & Co.	13,422	714,453
Westamerica Bancorporation	5,287	307,756
		15,517,647
Beverages — 0.7%
Brown-Forman Corp., Class B	1,804	83,597
China Resources Beer Holdings Co. Ltd.	12,000	41,699
Coca-Cola Co. (The)	208	9,959
Coca-Cola HBC AG(1)	7,740	228,535
Constellation Brands, Inc., Class A	3,185	634,548
Diageo plc	12,670	438,636
Fevertree Drinks plc	900	31,992
Heineken NV	2,356	212,414
MGP Ingredients, Inc.	332	23,628
Molson Coors Brewing Co., Class B	2,266	145,024
Monster Beverage Corp.(1)	2,989	157,969
PepsiCo, Inc.	3,697	415,469
Remy Cointreau SA	1,780	211,491
Treasury Wine Estates Ltd.	32,260	345,415
		2,980,376
Biotechnology — 0.9%
AbbVie, Inc.	6,944	540,591
ACADIA Pharmaceuticals, Inc.(1)	435	8,474
Acceleron Pharma, Inc.(1)	210	10,662
Adamas Pharmaceuticals, Inc.(1)	353	5,842
Aimmune Therapeutics, Inc.(1)	380	10,100
Alder Biopharmaceuticals, Inc.(1)	459	5,829
Alexion Pharmaceuticals, Inc.(1)	2,359	264,373
Amgen, Inc.	3,922	756,122
Amicus Therapeutics, Inc.(1)	1,025	11,460
AnaptysBio, Inc.(1)	78	5,828
Arena Pharmaceuticals, Inc.(1)	352	12,552
Array BioPharma, Inc.(1)	7,511	121,678
Athenex, Inc.(1)	334	4,031
Biogen, Inc.(1)	3,160	961,493
Blueprint Medicines Corp.(1)	168	10,209
Celgene Corp.(1)	2,681	191,960
CSL Ltd.	3,960	527,204
Exelixis, Inc.(1)	5,014	69,544
FibroGen, Inc.(1)	250	10,718
Flexion Therapeutics, Inc.(1)	492	6,662

Galapagos NV(1)	293	30,100
Genomic Health, Inc.(1)	169	12,119
Global Blood Therapeutics, Inc.(1)	152	5,334
Halozyme Therapeutics, Inc.(1)	470	7,299
Heron Therapeutics, Inc.(1)	370	10,271
Immunomedics, Inc.(1)	5,145	115,917
Incyte Corp.(1)	493	31,956
Intercept Pharmaceuticals, Inc.(1)	78	7,489
Loxo Oncology, Inc.(1)	73	11,144
PeptiDream, Inc.(1)	900	29,552
Principia Biopharma, Inc.(1)	262	6,026
PTC Therapeutics, Inc.(1)	180	6,934
Puma Biotechnology, Inc.(1)	183	6,780
Sage Therapeutics, Inc.(1)	63	8,107
Sarepta Therapeutics, Inc.(1)	965	129,078
Ultragenyx Pharmaceutical, Inc.(1)	145	7,025
Vertex Pharmaceuticals, Inc.(1)	1,653	280,117
Viking Therapeutics, Inc.(1)	671	9,126
		4,249,706
Building Products — 0.2%
Allegion plc	2,094	179,519
Apogee Enterprises, Inc.	256	9,242
Continental Building Products, Inc.(1)	145	4,033
CSW Industrials, Inc.(1)	443	20,391
Daikin Industries Ltd.	1,200	139,584
Johnson Controls International plc	22,234	710,821
PGT Innovations, Inc.(1)	632	12,804
Resideo Technologies, Inc.(1)	381	8,013
Trex Co., Inc.(1)	283	17,348
		1,101,755
Capital Markets — 1.4%
Ameriprise Financial, Inc.	6,724	855,562
Ares Management LP	2,642	51,810
AURELIUS Equity Opportunities SE & Co. KGaA	430	20,037
Bank of New York Mellon Corp. (The)	14,630	692,438
BGC Partners, Inc., Class A	39	413
Brookfield Asset Management, Inc., Class A	3,091	126,134
Burford Capital Ltd.	2,261	47,916
Cboe Global Markets, Inc.	2,477	279,529
Charles Schwab Corp. (The)	4,805	222,183
Credit Suisse Group AG(1)	13,410	176,022
Deutsche Boerse AG	2,110	267,309
Donnelley Financial Solutions, Inc.(1)	2,139	33,261
Euronext NV	850	52,422
Evercore, Inc., Class A	3,080	251,605
Hamilton Lane, Inc., Class A	546	20,956
IG Group Holdings plc	5,150	39,793
Intermediate Capital Group plc	2,820	34,315
Invesco Ltd.	50,114	1,087,975

Julius Baer Group Ltd.(1)	1,290	58,970
London Stock Exchange Group plc	8,970	494,734
LPL Financial Holdings, Inc.	1,805	111,188
Northern Trust Corp.	7,528	708,159
S&P Global, Inc.	1,984	361,723
SEI Investments Co.	3,801	203,163
State Street Corp.	2,737	188,169
		6,385,786
Chemicals — 0.4%
Akzo Nobel NV	1,780	149,757
CF Industries Holdings, Inc.	4,764	228,815
Chr Hansen Holding A/S	3,260	329,519
DowDuPont, Inc.	5,250	283,080
Ferro Corp.(1)	912	15,449
FMC Corp.	399	31,154
Ingevity Corp.(1)	251	22,861
Innophos Holdings, Inc.	1,063	31,146
KH Neochem Co. Ltd.	1,500	42,540
Kraton Corp.(1)	344	9,474
Minerals Technologies, Inc.	759	41,555
PolyOne Corp.	331	10,695
Scotts Miracle-Gro Co. (The)	16	1,068
Sherwin-Williams Co. (The)	4	1,574
Sumitomo Bakelite Co. Ltd.	300	10,861
Symrise AG	3,660	307,430
Tokai Carbon Co. Ltd.	3,400	53,214
Trinseo SA	468	25,216
Umicore SA	8,420	396,640
Valvoline, Inc.	630	12,549
WR Grace & Co.	391	25,333
		2,029,930
Commercial Services and Supplies — 0.4%
Advanced Disposal Services, Inc.(1)	920	24,923
Bingo Industries Ltd.	5,370	9,088
Brink's Co. (The)	621	41,185
Casella Waste Systems, Inc., Class A(1)	638	20,773
Ceco Environmental Corp.	1,256	9,345
Charah Solutions, Inc.(1)	2,461	18,482
Clean Harbors, Inc.(1)	623	42,389
Cleanaway Waste Management Ltd.	24,010	30,605
Deluxe Corp.	441	20,819
Healthcare Services Group, Inc.	617	25,044
HomeServe plc	3,340	40,621
LSC Communications, Inc.	535	5,045
MSA Safety, Inc.	1,755	183,292
Multi-Color Corp.	155	8,240
Rentokil Initial plc	8,970	36,254
Republic Services, Inc.	8,647	628,464
Rollins, Inc.	194	11,485

Waste Management, Inc.	5,006	447,887
		1,603,941
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	264	60,812
Cisco Systems, Inc.	30,594	1,399,676
Lumentum Holdings, Inc.(1)	113	6,175
Palo Alto Networks, Inc.(1)	2,895	529,901
Quantenna Communications, Inc.(1)	969	17,403
Telefonaktiebolaget LM Ericsson, B Shares	39,350	343,055
		2,357,022
Construction and Engineering — 0.1%
Dycom Industries, Inc.(1)	786	53,354
Hazama Ando Corp.	11,800	81,361
Jacobs Engineering Group, Inc.	3,132	235,182
SHO-BOND Holdings Co. Ltd.	300	21,376
Valmont Industries, Inc.	53	6,589
		397,862
Construction Materials — 0.1%
Buzzi Unicem SpA	9,721	109,224
China Resources Cement Holdings Ltd.	28,000	24,673
CRH plc	11,220	335,881
Vulcan Materials Co.	1,367	138,258
Wienerberger AG	2,020	46,491
		654,527
Consumer Finance — 0.4%
American Express Co.	8,125	834,681
Curo Group Holdings Corp.(1)	566	7,964
Discover Financial Services	5,996	417,741
Green Dot Corp., Class A(1)	287	21,737
Synchrony Financial	13,586	392,364
		1,674,487
Containers and Packaging — 0.5%
Amcor Ltd.	21,080	198,540
Ball Corp.	5,249	235,155
Graphic Packaging Holding Co.	36,458	401,403
Rengo Co. Ltd.	4,600	40,074
RPC Group plc	5,068	49,401
Silgan Holdings, Inc.	2,168	52,097
Sonoco Products Co.	6,861	374,473
WestRock Co.	17,977	772,472
		2,123,615
Distributors — 0.1%
Genuine Parts Co.	2,699	264,286
Pool Corp.	113	16,470
		280,756
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	158	18,156
Cambium Learning Group, Inc.(1)	95	1,366
Chegg, Inc.(1)	626	17,077

Graham Holdings Co., Class B	102	59,267
H&R Block, Inc.	14,280	378,991
		474,857
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(1)	1,775	364,372
Compass Diversified Holdings	3,992	63,113
		427,485
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	2,952	90,567
BT Group plc	72,430	222,701
Cellnex Telecom SA	10,580	263,756
Verizon Communications, Inc.	20,593	1,175,655
Vonage Holdings Corp.(1)	135	1,790
		1,754,469
Electric Utilities — 0.6%
Edison International	8,025	556,855
Eversource Energy	6,826	431,813
Korea Electric Power Corp.	7,497	178,288
OGE Energy Corp.	3,857	139,431
Pinnacle West Capital Corp.	3,599	296,018
ROSSETI PJSC	18,740,031	191,742
Xcel Energy, Inc.	17,725	868,702
		2,662,849
Electrical Equipment — 0.5%
AMETEK, Inc.	3,180	213,314
AZZ, Inc.	256	11,354
Eaton Corp. plc	7,571	542,614
Emerson Electric Co.	2,526	171,465
Generac Holdings, Inc.(1)	774	39,265
Hubbell, Inc.	5,559	565,350
Melrose Industries plc	18,160	39,147
nVent Electric plc	5,795	141,514
Schneider Electric SE	2,842	205,887
Signify NV	12,898	318,474
		2,248,384
Electronic Equipment, Instruments and Components — 0.5%
Anritsu Corp.	12,500	189,657
Avnet, Inc.	825	33,058
Belden, Inc.	689	37,240
CDW Corp.	5,259	473,363
Coherent, Inc.(1)	238	29,307
Dolby Laboratories, Inc., Class A	405	27,868
Electrocomponents plc	5,560	44,048
FLIR Systems, Inc.	714	33,065
Hexagon AB, B Shares	6,450	316,187
Keyence Corp.	400	196,039
Keysight Technologies, Inc.(1)	964	55,025
National Instruments Corp.	1,950	95,492
TDK Corp.	2,600	224,664

TE Connectivity Ltd.	7,760	585,259
Tech Data Corp.(1)	365	25,791
Vishay Precision Group, Inc.(1)	49	1,590
		2,367,653
Energy Equipment and Services — 0.6%
Baker Hughes a GE Co.	24,213	646,245
C&J Energy Services, Inc.(1)	674	12,658
Dril-Quip, Inc.(1)	375	15,960
FTS International, Inc.(1)	346	4,432
Halliburton Co.	22,052	764,763
Keane Group, Inc.(1)	405	5,091
Liberty Oilfield Services, Inc., Class A	299	5,675
Modec, Inc.	1,200	36,159
National Oilwell Varco, Inc.	5,082	187,018
Schlumberger Ltd.	18,940	971,811
Seadrill Ltd.(1)	480	9,773
Tecnicas Reunidas SA	9,646	259,482
		2,919,067
Entertainment — 0.5%
Activision Blizzard, Inc.	623	43,018
Electronic Arts, Inc.(1)	7,383	671,706
Entertainment One Ltd.	13,420	70,158
Liberty Media Corp-Liberty Formula One, Class C(1)	1,951	64,539
Netflix, Inc.(1)	1,187	358,213
Spotify Technology SA(1)	590	88,317
Take-Two Interactive Software, Inc.(1)	3,598	463,674
Ubisoft Entertainment SA(1)	3,723	335,240
Vivendi SA	8,830	213,428
Walt Disney Co. (The)	70	8,038
World Wrestling Entertainment, Inc., Class A	392	28,455
Zynga, Inc., Class A(1)	3,622	13,184
		2,357,970
Equity Real Estate Investment Trusts (REITs) — 2.4%
Agree Realty Corp.	2,787	159,612
Alexandria Real Estate Equities, Inc.	1,895	231,626
American Campus Communities, Inc.	3,545	140,063
American Tower Corp.	644	100,342
Americold Realty Trust	1,057	26,161
AvalonBay Communities, Inc.	1,086	190,463
Boardwalk Real Estate Investment Trust	1,531	56,998
Boston Properties, Inc.	1,310	158,196
Brandywine Realty Trust	838	11,782
Camden Property Trust	2,796	252,395
CapitaLand Commercial Trust	58,400	72,939
CareTrust REIT, Inc.	804	14,199
Charter Hall Group	37,188	181,709
Columbia Property Trust, Inc.	5,332	119,703
Community Healthcare Trust, Inc.	377	11,204
CyrusOne, Inc.	2,309	122,908

Derwent London plc	1,869	69,973
Digital Realty Trust, Inc.	2,105	217,362
Duke Realty Corp.	4,814	132,722
Empire State Realty Trust, Inc., Class A	5,834	92,527
EPR Properties	61	4,193
Equity Residential	3,103	201,571
Extra Space Storage, Inc.	651	58,629
Fibra Uno Administracion SA de CV	338,963	362,938
First Industrial Realty Trust, Inc.	919	28,213
Gaming and Leisure Properties, Inc.	12,216	411,557
Gecina SA	1,657	243,421
GLP J-Reit	133	131,662
Goodman Group	30,204	222,018
HCP, Inc.	9,100	250,705
Healthcare Trust of America, Inc., Class A	2,860	75,104
Highwoods Properties, Inc.	1,311	55,901
Host Hotels & Resorts, Inc.	10,118	193,355
Hudson Pacific Properties, Inc.	2,494	75,568
Inmobiliaria Colonial Socimi SA	18,199	182,941
Invesco Office J-Reit, Inc.	617	87,217
Invitation Homes, Inc.	3,266	71,460
Japan Hotel REIT Investment Corp.	142	101,056
Kimco Realty Corp.	12,149	195,477
Kite Realty Group Trust	1,956	30,983
Lexington Realty Trust	1,206	9,371
Life Storage, Inc.	273	25,706
Link REIT	24,500	217,134
MedEquities Realty Trust, Inc.	2,131	17,623
Medical Properties Trust, Inc.	830	12,334
MGM Growth Properties LLC, Class A	8,467	239,531
National Health Investors, Inc.	157	11,533
Northview Apartment Real Estate Investment Trust	2,784	53,525
Orix JREIT, Inc.	122	186,619
Park Hotels & Resorts, Inc.	3,388	98,489
Piedmont Office Realty Trust, Inc., Class A	11,345	204,437
PotlatchDeltic Corp.	4,368	158,340
Prologis, Inc.	6,971	449,420
PS Business Parks, Inc.	639	83,453
Rayonier, Inc.	1,128	34,066
Regency Centers Corp.	2,196	139,139
Rexford Industrial Realty, Inc.	2,808	88,929
RLJ Lodging Trust	396	7,698
Sabra Health Care REIT, Inc.	802	17,363
Safestore Holdings plc	11,499	78,488
SBA Communications Corp.(1)	4,400	713,548
Segro plc	31,763	249,524
Senior Housing Properties Trust	1,541	24,764
Simon Property Group, Inc.	2,944	540,283
STORE Capital Corp.	4,321	125,439

Summit Hotel Properties, Inc.	833	9,596
Sun Communities, Inc.	2,830	284,330
Tanger Factory Outlet Centers, Inc.	136	3,027
Taubman Centers, Inc.	1,319	72,558
UDR, Inc.	5,776	226,362
UNITE Group plc (The)	13,056	142,267
Urstadt Biddle Properties, Inc., Class A	285	5,674
Vornado Realty Trust	1,411	96,061
Weingarten Realty Investors	3,943	110,877
Welltower, Inc.	2,657	175,548
Weyerhaeuser Co.	27,651	736,346
		10,996,255
Food and Staples Retailing — 0.5%
Ain Holdings, Inc.	400	31,338
Casey's General Stores, Inc.	108	13,620
Cosmos Pharmaceutical Corp.	200	40,892
Costco Wholesale Corp.	469	107,228
Sysco Corp.	5,585	398,378
Tesco plc	103,340	281,746
US Foods Holding Corp.(1)	14,675	428,070
Walgreens Boots Alliance, Inc.	2,781	221,840
Walmart, Inc.	5,587	560,264
		2,083,376
Food Products — 0.9%
a2 Milk Co. Ltd.(1)	3,940	27,120
Associated British Foods plc	4,590	139,985
Conagra Brands, Inc.	18,278	650,697
Danone SA	5,990	424,579
General Mills, Inc.	7,630	334,194
Hain Celestial Group, Inc. (The)(1)	497	12,365
Hostess Brands, Inc.(1)	667	6,937
J.M. Smucker Co. (The)	1,428	154,681
Kellogg Co.	5,563	364,265
Kerry Group plc, A Shares	3,200	328,015
Mondelez International, Inc., Class A	29,958	1,257,637
Orkla ASA	43,900	378,809
TreeHouse Foods, Inc.(1)	376	17,131
Viscofan SA	236	14,114
		4,110,529
Gas Utilities — 0.1%
Atmos Energy Corp.	1,736	161,587
Spire, Inc.	2,489	180,651
		342,238
Health Care Equipment and Supplies — 1.6%
Abbott Laboratories	2,766	190,688
ABIOMED, Inc.(1)	318	108,502
Align Technology, Inc.(1)	767	169,660
Boston Scientific Corp.(1)	9,103	328,982
CONMED Corp.	125	8,429

DexCom, Inc.(1)	444	58,950
Edwards Lifesciences Corp.(1)	1,889	278,816
Elekta AB, B Shares	1,675	21,242
Haemonetics Corp.(1)	3,288	343,497
Hill-Rom Holdings, Inc.	1,901	159,836
Hologic, Inc.(1)	1,896	73,925
ICU Medical, Inc.(1)	773	196,906
IDEXX Laboratories, Inc.(1)	300	63,636
Insulet Corp.(1)	1,964	173,244
Integer Holdings Corp.(1)	195	14,522
Intuitive Surgical, Inc.(1)	1,579	822,943
Masimo Corp.(1)	1,801	208,196
Medtronic plc	15,156	1,361,312
Merit Medical Systems, Inc.(1)	405	23,134
Nihon Kohden Corp.	900	26,880
Penumbra, Inc.(1)	662	90,032
Siemens Healthineers AG(1)	2,756	114,219
STERIS plc	2,029	221,790
Straumann Holding AG	320	218,438
Sysmex Corp.	3,300	231,747
Terumo Corp.	4,800	259,069
Varian Medical Systems, Inc.(1)	190	22,680
Zimmer Biomet Holdings, Inc.	13,422	1,524,605
		7,315,880
Health Care Providers and Services — 1.0%
Amedisys, Inc.(1)	673	74,030
Amplifon SpA	3,368	59,739
Cardinal Health, Inc.	7,693	389,266
Cigna Corp.	340	72,695
Ensign Group, Inc. (The)	912	33,781
Express Scripts Holding Co.(1)	1,068	103,564
Guardant Health, Inc.(1)	430	14,396
HealthEquity, Inc.(1)	731	67,106
Henry Schein, Inc.(1)	3,811	316,313
Korian SA	610	24,072
LHC Group, Inc.(1)	1,019	93,167
Magellan Health, Inc.(1)	138	8,978
McKesson Corp.	4,449	555,057
NMC Health plc	1,240	55,981
PetIQ, Inc.(1)	592	18,743
Providence Service Corp. (The)(1)	270	17,844
Quest Diagnostics, Inc.	7,943	747,516
R1 RCM, Inc.(1)	2,826	23,936
Solasto Corp.	1,700	17,884
Tivity Health, Inc.(1)	2,088	71,848
UnitedHealth Group, Inc.	3,944	1,030,765
WellCare Health Plans, Inc.(1)	2,777	766,424
		4,563,105

Health Care Technology — 0.2%
athenahealth, Inc.(1)	23	2,934
Cerner Corp.(1)	13,072	748,764
HealthStream, Inc.	194	5,104
Inspire Medical Systems, Inc.(1)	251	10,060
Teladoc Health, Inc.(1)	451	31,272
Vocera Communications, Inc.(1)	623	21,624
		819,758
Hotels, Restaurants and Leisure — 0.8%
Accor SA	5,250	240,354
Aristocrat Leisure Ltd.	11,800	221,439
Carnival Corp.	2,610	146,264
Carnival plc	2,070	112,794
Chipotle Mexican Grill, Inc.(1)	294	135,337
Churchill Downs, Inc.	110	27,457
Compass Group plc	12,484	245,739
Corporate Travel Management Ltd.	1,735	24,634
Dalata Hotel Group plc	5,100	31,598
Darden Restaurants, Inc.	2,359	251,351
Domino's Pizza, Inc.	607	163,156
Haidilao International Holding Ltd.(1)	2,000	4,203
Hilton Worldwide Holdings, Inc.	1,458	103,766
Las Vegas Sands Corp.	5,470	279,134
McDonald's Corp.	800	141,520
Melco International Development Ltd.	21,000	35,884
Planet Fitness, Inc., Class A(1)	4,682	229,839
Red Robin Gourmet Burgers, Inc.(1)	524	15,825
Red Rock Resorts, Inc., Class A	4,587	106,143
Round One Corp.	2,700	31,969
Royal Caribbean Cruises Ltd.	4,817	504,484
Ruth's Hospitality Group, Inc.	307	8,298
Sodexo SA	1,952	199,249
Texas Roadhouse, Inc.	811	49,033
TKP Corp.(1)	400	13,648
Yum! Brands, Inc.	1,446	130,733
		3,453,851
Household Durables — 0.4%
Cairn Homes plc(1)	13,363	21,462
Cavco Industries, Inc.(1)	113	22,669
Garmin Ltd.	661	43,732
Haseko Corp.	27,100	343,689
Iida Group Holdings Co. Ltd.	18,200	331,305
NVR, Inc.(1)	80	179,122
PlayAGS, Inc.(1)	1,017	24,662
Pressance Corp.	2,600	29,587
PulteGroup, Inc.	15,927	391,326
Roku, Inc.(1)	220	12,232
Sony Corp.	6,500	353,702
Token Corp.	2,100	135,862

TopBuild Corp.(1)	190	8,668
		1,898,018
Household Products — 0.5%
Central Garden & Pet Co., Class A(1)	565	16,752
Church & Dwight Co., Inc.	1,320	78,368
Kimberly-Clark Corp.	2,508	261,584
Pigeon Corp.	500	21,226
Procter & Gamble Co. (The)	13,883	1,231,145
Reckitt Benckiser Group plc	3,210	259,845
Spectrum Brands Holdings, Inc.	753	48,907
Unicharm Corp.	5,900	160,631
		2,078,458
Independent Power and Renewable Electricity Producers†
Clearway Energy, Inc., Class A	391	7,593
Industrial Conglomerates — 0.2%
General Electric Co.	12,090	122,109
Honeywell International, Inc.	2,226	322,370
Rheinmetall AG	211	18,292
Roper Technologies, Inc.	1,261	356,737
Siemens AG	2,750	316,836
		1,136,344
Insurance — 1.2%
Aegon NV	82,917	509,776
Aflac, Inc.	11,386	490,395
AIA Group Ltd.	65,800	497,992
AMERISAFE, Inc.	479	31,178
Arthur J. Gallagher & Co.	2,342	173,332
ASR Nederland NV	1,420	64,592
Aviva plc	36,975	202,515
Axis Capital Holdings Ltd.	431	24,046
Beazley plc	3,295	22,217
Brown & Brown, Inc.	5,346	150,650
Chubb Ltd.	8,983	1,122,067
Goosehead Insurance, Inc., Class A(1)	613	21,014
Hanover Insurance Group, Inc. (The)	161	17,932
Hartford Financial Services Group, Inc. (The)	7,648	347,372
Health Insurance Innovations, Inc., Class A(1)	199	9,731
Hiscox Ltd.	12,954	269,561
James River Group Holdings Ltd.	650	25,025
Japan Post Holdings Co. Ltd.	10,800	128,258
Kemper Corp.	336	25,264
Kinsale Capital Group, Inc.	396	23,645
NN Group NV	6,125	263,624
ProAssurance Corp.	3,897	171,156
Progressive Corp. (The)	7,734	539,060
Reinsurance Group of America, Inc.	1,698	241,744
RenaissanceRe Holdings Ltd.	308	37,625
Torchmark Corp.	1,887	159,753
Travelers Cos., Inc. (The)	617	77,205

Trupanion, Inc.(1)	568	14,348
		5,661,077
Interactive Media and Services — 1.4%
Alphabet, Inc., Class A(1)	3,701	4,036,237
Facebook, Inc., Class A(1)	14,664	2,225,848
QuinStreet, Inc.(1)	483	7,680
Twitter, Inc.(1)	10,269	356,848
		6,626,613
Internet and Direct Marketing Retail — 1.0%
Amazon.com, Inc.(1)	2,272	3,630,679
ASOS plc(1)	2,010	140,175
eBay, Inc.(1)	5,616	163,033
Etsy, Inc.(1)	533	22,663
Expedia Group, Inc.	1,170	146,753
Just Eat plc(1)	14,486	112,503
Shutterfly, Inc.(1)	193	9,650
Stamps.com, Inc.(1)	8	1,617
Zalando SE(1)	1,988	77,008
ZOZO, Inc.	9,900	238,562
		4,542,643
IT Services — 1.4%
Accenture plc, Class A	410	64,624
Afterpay Touch Group Ltd.(1)	1,928	17,053
Akamai Technologies, Inc.(1)	3,783	273,322
Amadeus IT Group SA	4,190	337,807
Booz Allen Hamilton Holding Corp.	7,349	364,070
Carbonite, Inc.(1)	82	2,805
EVERTEC, Inc.	1,063	27,723
Evo Payments, Inc., Class A(1)	370	8,784
Fidelity National Information Services, Inc.	1,673	174,159
Fiserv, Inc.(1)	1,654	131,162
FleetCor Technologies, Inc.(1)	1,637	327,449
GDS Holdings Ltd. ADR(1)	2,980	69,941
GreenSky, Inc., Class A(1)	667	8,791
International Business Machines Corp.	2,012	232,245
InterXion Holding NV(1)	7,759	456,772
Jack Henry & Associates, Inc.	389	58,284
Keywords Studios plc	1,313	22,992
MasterCard, Inc., Class A	206	40,720
MAXIMUS, Inc.	928	60,292
NEXTDC Ltd.(1)	11,748	48,835
Obic Co. Ltd.	300	27,332
PayPal Holdings, Inc.(1)	7,269	611,977
Presidio, Inc.	1,322	17,715
Solutions 30 SE(1)	808	35,189
Square, Inc., Class A(1)	1,812	133,091
Teradata Corp.(1)	1,194	43,462
VeriSign, Inc.(1)	819	116,740
Visa, Inc., Class A	14,798	2,039,904
Wirecard AG	1,170	219,188

Worldline SA(1)	590	31,074
Worldpay, Inc., Class A(1)	2,574	236,396
		6,239,898
Leisure Products†
BRP, Inc.	1,897	76,315
Brunswick Corp.	226	11,750
Malibu Boats, Inc., Class A(1)	355	14,271
MCBC Holdings, Inc.(1)	187	5,550
Thule Group AB	1,410	27,935
		135,821
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	2,932	189,964
Eurofins Scientific SE	680	343,818
Illumina, Inc.(1)	891	277,235
Lonza Group AG(1)	1,890	594,314
PRA Health Sciences, Inc.(1)	248	24,024
QIAGEN NV(1)	2,970	107,811
Siegfried Holding AG(1)	100	40,113
Thermo Fisher Scientific, Inc.	936	218,696
		1,795,975
Machinery — 0.9%
Atlas Copco AB, B Shares	28,203	646,430
Caterpillar, Inc.	3,646	442,333
Chart Industries, Inc.(1)	335	22,797
Cummins, Inc.	5,083	694,795
Danieli & C Officine Meccaniche SpA	5,126	75,594
EnPro Industries, Inc.	749	46,588
Epiroc AB, A Shares(1)	23,315	204,739
Evoqua Water Technologies Corp.(1)	855	8,208
Global Brass & Copper Holdings, Inc.	781	24,695
Graham Corp.	166	4,085
Hyster-Yale Materials Handling, Inc.	10	604
IMA Industria Macchine Automatiche SpA	299	17,966
IMI plc	21,616	274,776
Ingersoll-Rand plc	3,888	373,015
ITT, Inc.	331	16,715
John Bean Technologies Corp.	246	25,577
Kadant, Inc.	50	4,935
Kennametal, Inc.	639	22,652
Komatsu Ltd.	11,000	287,052
Lydall, Inc.(1)	3	90
Makita Corp.	4,100	141,893
Milacron Holdings Corp.(1)	1,493	20,902
Oshkosh Corp.	1,497	84,042
PACCAR, Inc.	2,591	148,231
Parker-Hannifin Corp.	1,532	232,297
Tsubakimoto Chain Co.	600	23,131
WABCO Holdings, Inc.(1)	2,482	266,691

Weir Group plc (The)	3,860	78,251
		4,189,084
Marine — 0.1%
D/S Norden A/S(1)	13,059	180,612
Kirby Corp.(1)	1,275	91,724
		272,336
Media — 0.2%
CyberAgent, Inc.	5,000	212,257
Entravision Communications Corp., Class A	6,200	30,628
Nippon Television Holdings, Inc.	31,600	504,659
Townsquare Media, Inc., Class A	273	1,884
Tribune Publishing Co.(1)	61	920
TV Asahi Holdings Corp.	14,300	267,028
		1,017,376
Metals and Mining — 0.1%
AMG Advanced Metallurgical Group NV	960	45,973
First Quantum Minerals Ltd.	9,720	97,019
KAZ Minerals plc	2,590	17,175
Kirkland Lake Gold Ltd.	3,020	59,255
Largo Resources Ltd.(1)	15,575	47,206
Northern Star Resources Ltd.	3,854	23,962
Sandfire Resources NL	3,660	17,236
SSAB AB, A Shares	6,930	27,679
Trevali Mining Corp.(1)	30,220	11,248
		346,753
Mortgage Real Estate Investment Trusts (REITs)†
Blackstone Mortgage Trust, Inc., Class A	2,908	98,116
Granite Point Mortgage Trust, Inc.	421	7,835
Starwood Property Trust, Inc.	3,935	85,468
Two Harbors Investment Corp.	1,717	25,223
		216,642
Multi-Utilities — 0.1%
Ameren Corp.	4,023	259,806
NorthWestern Corp.	6,649	390,695
		650,501
Multiline Retail — 0.4%
B&M European Value Retail SA	64,747	344,942
Dollar Tree, Inc.(1)	1,052	88,684
Don Quijote Holdings Co. Ltd.	4,500	269,597
Kohl's Corp.	5,675	429,768
Macy's, Inc.	2,037	69,849
Target Corp.	5,070	424,004
		1,626,844
Oil, Gas and Consumable Fuels — 2.3%
Aker BP ASA	1,180	38,914
Anadarko Petroleum Corp.	8,746	465,287
Ardmore Shipping Corp.(1)	773	4,994
Callon Petroleum Co.(1)	1,874	18,684
Centennial Resource Development, Inc., Class A(1)	505	9,676

Chevron Corp.	13,327	1,487,960
Cimarex Energy Co.	3,399	270,118
Concho Resources, Inc.(1)	3,602	501,002
ConocoPhillips	6,777	473,712
Continental Resources, Inc.(1)	4,463	235,111
CVR Energy, Inc.	242	10,406
Devon Energy Corp.	9,520	308,448
Earthstone Energy, Inc., Class A(1)	830	6,831
Eni SpA	25,481	453,292
EOG Resources, Inc.	1,871	197,091
EQT Corp.	15,118	513,558
Extraction Oil & Gas, Inc.(1)	1,055	8,429
Exxon Mobil Corp.	3,244	258,482
Gazprom PJSC ADR	80,158	379,789
Gaztransport Et Technigaz SA	420	31,112
HollyFrontier Corp.	5,048	340,437
Imperial Oil Ltd.	4,352	135,937
Kelt Exploration Ltd.(1)	5,149	23,781
Lundin Petroleum AB	8,610	262,878
Marathon Petroleum Corp.	6,198	436,649
Matador Resources Co.(1)	388	11,190
Neste Oyj	3,360	276,903
Noble Energy, Inc.	21,512	534,573
Parex Resources, Inc.(1)	2,582	37,599
PBF Energy, Inc., Class A	985	41,222
Phillips 66	3,828	393,595
Royal Dutch Shell plc, A Shares	16,105	513,676
Royal Dutch Shell plc, Class B ADR	2,700	177,417
Saras SpA	121,705	237,514
Surgutneftegas PJSC Preference Shares	717,011	415,085
TOTAL SA	4,945	291,026
TOTAL SA ADR	12,920	757,112
		10,559,490
Paper and Forest Products†
Domtar Corp.	1,188	55,016
Ence Energia y Celulosa SA	5,540	46,591
Interfor Corp.(1)	1,370	15,152
Louisiana-Pacific Corp.	4,857	105,737
		222,496
Personal Products — 0.4%
Edgewell Personal Care Co.(1)	5,832	279,819
Estee Lauder Cos., Inc. (The), Class A	1,191	163,691
Kose Corp.	1,100	164,462
Medifast, Inc.	347	73,453
Ontex Group NV	15,833	303,789
Shiseido Co. Ltd.	6,200	392,160
Unilever NV CVA	5,700	306,827
		1,684,201

Pharmaceuticals — 1.6%
Aerie Pharmaceuticals, Inc.(1)	225	11,965
Allergan plc	4,292	678,179
AstraZeneca plc	7,650	585,716
Bristol-Myers Squibb Co.	6,295	318,149
Catalent, Inc.(1)	653	26,342
Dechra Pharmaceuticals plc	780	22,791
Elanco Animal Health, Inc.(1)	2,347	71,536
Eli Lilly & Co.	609	66,040
Hikma Pharmaceuticals plc	2,340	56,874
Horizon Pharma plc(1)	733	13,348
Jazz Pharmaceuticals plc(1)	1,230	195,349
Johnson & Johnson	9,835	1,376,802
Medicines Co. (The)(1)	264	6,141
Merck & Co., Inc.	8,426	620,238
Novartis AG	2,630	230,424
Novo Nordisk A/S, B Shares	1,472	63,668
Optinose, Inc.(1)	514	5,438
Pfizer, Inc.	37,633	1,620,477
Reata Pharmaceuticals, Inc., Class A(1)	102	6,011
Roche Holding AG	900	219,024
Sanofi ADR	13,245	592,316
Sawai Pharmaceutical Co. Ltd.	600	30,469
Zoetis, Inc.	3,482	313,902
		7,131,199
Professional Services — 0.5%
Applus Services SA	2,340	31,858
ASGN, Inc.(1)	13	872
BG Staffing, Inc.	300	7,752
Capita plc(1)	186,003	305,864
CoStar Group, Inc.(1)	741	267,812
IHS Markit Ltd.(1)	3,917	205,760
InnerWorkings, Inc.(1)	4,211	30,277
Insperity, Inc.	291	31,966
Intertek Group plc	4,888	292,899
Kforce, Inc.	479	14,763
Korn/Ferry International	223	10,066
Nihon M&A Center, Inc.	1,900	45,583
Outsourcing, Inc.	2,300	29,149
Recruit Holdings Co. Ltd.	12,600	339,134
Robert Half International, Inc.	6,605	399,801
Teleperformance	292	48,155
TransUnion	1,612	105,989
TrueBlue, Inc.(1)	75	1,750
Trust Tech, Inc.	1,100	33,487
Verisk Analytics, Inc.(1)	2,485	297,802
		2,500,739
Real Estate Management and Development — 0.5%
Altus Group Ltd.	787	17,223

Aroundtown SA	18,103	150,297
Ayala Land, Inc.	72,100	53,430
CapitaLand Ltd.	34,100	77,301
Central Pattana PCL	28,200	67,204
China Resources Land Ltd.	30,000	101,760
CK Asset Holdings Ltd.	19,500	126,569
Colliers International Group, Inc.	730	49,574
Corp. Inmobiliaria Vesta SAB de CV	36,056	43,931
FirstService Corp.	255	18,708
Iguatemi Empresa de Shopping Centers SA	9,400	97,423
Jones Lang LaSalle, Inc.	1,722	227,752
Longfor Group Holdings Ltd.	21,500	52,201
Mitsui Fudosan Co. Ltd.	9,700	218,698
Newmark Group, Inc., Class A	202	1,968
Relo Group, Inc.	1,700	40,167
Shurgard Self Storage Europe Sarl(1)	1,862	52,271
Sino Land Co. Ltd.	44,000	69,013
Sumitomo Realty & Development Co. Ltd.	3,900	134,211
Swire Properties Ltd.	29,800	101,652
Tokyu Fudosan Holdings Corp.	12,500	70,457
VGP NV	559	39,509
Vonovia SE	7,051	322,807
Wharf Real Estate Investment Co. Ltd.	17,000	105,248
		2,239,374
Road and Rail — 0.4%
ArcBest Corp.	479	17,780
Canadian Pacific Railway Ltd.	710	145,550
Canadian Pacific Railway Ltd.	820	168,161
DSV A/S	2,452	197,146
Heartland Express, Inc.	14,384	280,057
Norfolk Southern Corp.	2,586	434,008
Sankyu, Inc.	700	33,128
Seino Holdings Co. Ltd.	900	12,475
Union Pacific Corp.	3,910	571,720
		1,860,025
Semiconductors and Semiconductor Equipment — 1.5%
Advanced Energy Industries, Inc.(1)	341	14,673
Advanced Micro Devices, Inc.(1)	5,244	95,493
Analog Devices, Inc.	2,926	244,936
Applied Materials, Inc.	24,173	794,808
ASML Holding NV	3,707	633,673
Broadcom, Inc.	4,195	937,541
Cypress Semiconductor Corp.	2,948	38,147
Inphi Corp.(1)	380	12,160
Integrated Device Technology, Inc.(1)	699	32,720
Intel Corp.	31,666	1,484,502
Kulicke & Soffa Industries, Inc.	477	9,697
Lam Research Corp.	2,969	420,796
Marvell Technology Group Ltd.	9,420	154,582

Maxim Integrated Products, Inc.	9,543	477,341
Microchip Technology, Inc.	7,314	481,115
Monolithic Power Systems, Inc.	128	15,119
NVIDIA Corp.	115	24,246
Qorvo, Inc.(1)	232	17,054
QUALCOMM, Inc.	6,314	397,088
Semtech Corp.(1)	419	18,830
Skyworks Solutions, Inc.	2,045	177,424
SOITEC(1)	464	33,241
Teradyne, Inc.	3,706	127,672
Texas Instruments, Inc.	360	33,419
Xilinx, Inc.	3,651	311,686
		6,987,963
Software — 1.9%
2U, Inc.(1)	290	18,244
Adobe, Inc.(1)	3,095	760,627
Autodesk, Inc.(1)	2,084	269,357
Avalara, Inc.(1)	428	14,347
Avast plc(1)	5,670	20,025
Aveva Group plc	1,741	58,260
Bottomline Technologies de, Inc.(1)	593	39,518
Cadence Design Systems, Inc.(1)	1,234	54,999
CDK Global, Inc.	315	18,031
Cornerstone OnDemand, Inc.(1)	176	8,668
Coupa Software, Inc.(1)	150	9,724
Descartes Systems Group, Inc. (The)(1)	1,100	33,657
Fair Isaac Corp.(1)	71	13,682
Five9, Inc.(1)	628	24,718
Fortinet, Inc.(1)	100	8,218
Intuit, Inc.	475	100,225
LogMeIn, Inc.	1,171	100,847
Microsoft Corp.	39,789	4,249,863
Nice Ltd. ADR(1)	320	33,901
Oracle Corp. (New York)	11,310	552,380
Paylocity Holding Corp.(1)	501	32,961
PTC, Inc.(1)	2,284	188,224
RealPage, Inc.(1)	3,323	176,119
Red Hat, Inc.(1)	914	156,879
RingCentral, Inc., Class A(1)	211	16,401
salesforce.com, Inc.(1)	3,224	442,462
Sapiens International Corp. NV	755	8,584
ServiceNow, Inc.(1)	1,360	246,214
Splunk, Inc.(1)	2,369	236,521
Systena Corp.	3,300	39,863
Tableau Software, Inc., Class A(1)	355	37,871
Tyler Technologies, Inc.(1)	894	189,224
Ultimate Software Group, Inc. (The)(1)	856	228,235
VMware, Inc., Class A(1)	2,741	387,550
Workday, Inc., Class A(1)	760	101,095

Workiva, Inc.(1)	463	15,784
Zendesk, Inc.(1)	340	18,690
		8,911,968
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	3,147	502,765
Asbury Automotive Group, Inc.(1)	118	7,682
At Home Group, Inc.(1)	689	18,837
AutoZone, Inc.(1)	834	611,714
Boot Barn Holdings, Inc.(1)	1,072	26,457
Burlington Stores, Inc.(1)	2,477	424,781
Camping World Holdings, Inc., Class A	1,643	28,177
Conn's, Inc.(1)	449	12,473
Fast Retailing Co. Ltd.	500	252,891
Five Below, Inc.(1)	1,196	136,129
Home Depot, Inc. (The)	430	75,628
Hudson Ltd., Class A(1)	736	15,559
JD Sports Fashion plc	5,820	30,374
Kingfisher plc	246,758	803,340
Nextage Co. Ltd.	3,100	28,490
Nitori Holdings Co. Ltd.	500	65,294
O'Reilly Automotive, Inc.(1)	1,717	550,728
Penske Automotive Group, Inc.	424	18,817
RH(1)	204	23,605
Ross Stores, Inc.	7,250	717,750
Tailored Brands, Inc.	882	18,531
TJX Cos., Inc. (The)	4,426	486,329
		4,856,351
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc.	16,004	3,502,635
Cray, Inc.(1)	923	20,943
HP, Inc.	7,811	188,558
Immersion Corp.(1)	477	4,775
NetApp, Inc.	4,257	334,132
Seagate Technology plc	2,902	116,747
		4,167,790
Textiles, Apparel and Luxury Goods — 0.6%
adidas AG	1,120	263,862
Canada Goose Holdings, Inc.(1)	4,176	227,884
Columbia Sportswear Co.	588	53,085
Deckers Outdoor Corp.(1)	3,317	421,823
G-III Apparel Group Ltd.(1)	539	21,484
Kering SA	500	222,906
Lululemon Athletica, Inc.(1)	1,562	219,820
Michael Kors Holdings Ltd.(1)	5,626	311,737
NIKE, Inc., Class B	4,657	349,461
Oxford Industries, Inc.	72	6,407
Tapestry, Inc.	15,292	647,004
VF Corp.	2,250	186,480
		2,931,953

Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	20,199	250,670
Essent Group Ltd.(1)	1,303	51,364
Merchants Bancorp	17	391
Mr Cooper Group, Inc.(1)	27	391
NMI Holdings, Inc., Class A(1)	619	13,086
		315,902
Tobacco — 0.3%
Altria Group, Inc.	15,872	1,032,315
Swedish Match AB	5,430	276,687
		1,309,002
Trading Companies and Distributors — 0.5%
AerCap Holdings NV(1)	6,495	325,270
Ashtead Group plc	1,560	38,594
Bunzl plc	12,370	365,400
Ferguson plc	2,415	163,079
Foundation Building Materials, Inc.(1)	2,468	23,520
GMS, Inc.(1)	1,035	17,015
MonotaRO Co. Ltd.	11,000	242,841
MRC Global, Inc.(1)	1,245	19,708
MSC Industrial Direct Co., Inc., Class A	5,016	406,597
Seven Group Holdings Ltd.	3,690	46,382
SiteOne Landscape Supply, Inc.(1)	405	27,556
United Rentals, Inc.(1)	1,742	209,162
Univar, Inc.(1)	3,920	96,510
W.W. Grainger, Inc.	64	18,174
Yamazen Corp.	20,900	229,125
		2,228,933
Water Utilities†
SJW Group	324	19,677
Wireless Telecommunication Services†
T-Mobile US, Inc.(1)	132	9,049
TOTAL COMMON STOCKS (Cost $168,986,856)		196,893,359
U.S. TREASURY SECURITIES — 16.0%
U.S. Treasury Bonds, 3.50%, 2/15/39	1,000,000	1,029,297
U.S. Treasury Bonds, 4.375%, 11/15/39	10,000	11,586
U.S. Treasury Bonds, 3.125%, 11/15/41	150,000	144,270
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	403,998
U.S. Treasury Bonds, 2.875%, 5/15/43	920,000	841,495
U.S. Treasury Bonds, 3.125%, 8/15/44	100,000	95,504
U.S. Treasury Bonds, 3.00%, 11/15/44	150,000	139,992
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	3,200,000	2,704,750
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	559,383
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	791,695
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	375,096	411,836
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	557,940	496,923
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	548,355	471,578
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	535,385	469,389
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	522,275	469,303

U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	971,375	900,754
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,020,598	2,995,171
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	1,036,800	1,002,112
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,686,327	2,607,061
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	4,151,044	3,995,870
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,358,788	3,272,161
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,404,832	1,375,053
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,291,713	8,855,913
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,258,240	4,047,416
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,073,389	2,234,804
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	2,870,802	2,750,269
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	5,942,552	5,744,776
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	4,838,832	4,505,879
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	208,766	196,611
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	1,533,330	1,449,506
U.S. Treasury Notes, 1.625%, 7/31/19	1,743,000	1,730,438
U.S. Treasury Notes, 1.75%, 9/30/19	2,000,000	1,983,398
U.S. Treasury Notes, 1.50%, 11/30/19	1,090,000	1,075,843
U.S. Treasury Notes, 1.375%, 1/15/20(2)	350,000	344,299
U.S. Treasury Notes, 1.50%, 5/15/20	300,000	294,029
U.S. Treasury Notes, 1.50%, 5/31/20	300,000	293,836
U.S. Treasury Notes, 1.375%, 9/15/20	900,000	875,865
U.S. Treasury Notes, 1.375%, 10/31/20	1,600,000	1,553,656
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	245,591
U.S. Treasury Notes, 1.375%, 5/31/21	100,000	96,209
U.S. Treasury Notes, 2.00%, 10/31/21	2,450,000	2,384,874
U.S. Treasury Notes, 1.875%, 1/31/22	3,000,000	2,901,328
U.S. Treasury Notes, 1.875%, 4/30/22	2,400,000	2,314,688
U.S. Treasury Notes, 2.00%, 11/30/22	1,700,000	1,637,246
U.S. Treasury Notes, 2.25%, 8/15/27(2)	361,000	336,618
U.S. Treasury Notes, 2.75%, 2/15/28	350,000	339,008
TOTAL U.S. TREASURY SECURITIES (Cost $76,103,361)		73,381,281
CORPORATE BONDS — 13.1%
Aerospace and Defense — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(3)	25,000	27,000
Bombardier, Inc., 7.50%, 3/15/25(3)	35,000	35,164
Lockheed Martin Corp., 3.55%, 1/15/26	160,000	156,423
Rockwell Collins, Inc., 4.35%, 4/15/47	30,000	27,887
TransDigm, Inc., 6.00%, 7/15/22	40,000	40,300
United Technologies Corp., 6.05%, 6/1/36	51,000	57,737
United Technologies Corp., 5.70%, 4/15/40	75,000	82,242
		426,753
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	120,000	114,640
XPO Logistics, Inc., 6.50%, 6/15/22(3)	19,000	19,546
		134,186
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)	40,000	40,150

United Continental Holdings, Inc., 5.00%, 2/1/24		45,000	44,325
			84,475
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		12,000	12,195
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		85,000	83,598
Tenneco, Inc., 5.00%, 7/15/26		60,000	50,100
			145,893
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	46,404
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	55,922
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		$25,000	25,156
Ford Motor Co., 4.35%, 12/8/26		90,000	81,778
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		240,000	248,639
General Motors Co., 4.20%, 10/1/27		30,000	27,472
General Motors Co., 5.15%, 4/1/38		100,000	88,619
General Motors Financial Co., Inc., 3.20%, 7/6/21		190,000	185,996
General Motors Financial Co., Inc., 5.25%, 3/1/26		50,000	50,000
			809,986
Banks — 2.9%
Akbank T.A.S, 5.00%, 10/24/22		50,000	45,798
Avi Funding Co. Ltd., 3.80%, 9/16/25(3)		102,000	98,911
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/26(4)		82,000	75,108
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	226,503
Banistmo SA, 3.65%, 9/19/22		$120,000	114,150
Bank of America Corp., 4.10%, 7/24/23		70,000	70,579
Bank of America Corp., MTN, 4.20%, 8/26/24		260,000	258,400
Bank of America Corp., MTN, 4.00%, 1/22/25		90,000	87,640
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	126,386
Bank of America Corp., MTN, 5.00%, 1/21/44		$60,000	61,486
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(4)		40,000	38,160
Bank of America Corp., VRN, 3.00%, 12/20/22(4)		129,000	124,275
Bank of America Corp., VRN, 3.42%, 12/20/27(4)		56,000	51,710
Bank of Nova Scotia, VRN, 2.54%, 11/9/18, resets quarterly off the 3-month LIBOR plus 0.20%		2,000,000	2,000,073
Barclays Bank plc, 5.14%, 10/14/20		100,000	102,281
BPCE SA, VRN, 2.75%, 7/8/21(4)	EUR	100,000	118,355
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(4)	EUR	100,000	113,771
Capital One Financial Corp., 3.75%, 7/28/26		$255,000	234,962
Citigroup, Inc., 2.75%, 4/25/22		160,000	154,693
Citigroup, Inc., 4.05%, 7/30/22		50,000	50,262
Citigroup, Inc., 4.45%, 9/29/27		350,000	341,052
Citigroup, Inc., VRN, 3.52%, 10/27/27(4)		210,000	194,984
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	273,783
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	120,000	144,357
Cooperatieve Rabobank UA, 3.95%, 11/9/22		$250,000	247,902
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(4)	EUR	100,000	118,048
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	351,000	437,323
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	62,000	82,507
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	165,000	204,244
Fifth Third BanCorp., 4.30%, 1/16/24		$60,000	60,415

Fifth Third Bank, 2.875%, 10/1/21		31,000	30,417
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25(4)	GBP	90,000	131,408
Huntington Bancshares, Inc., 2.30%, 1/14/22		$80,000	76,515
JPMorgan Chase & Co., 3.25%, 9/23/22		70,000	69,076
JPMorgan Chase & Co., 3.875%, 9/10/24		610,000	599,859
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	227,773
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(4)		90,000	78,512
KEB Hana Bank, MTN, 4.375%, 9/30/24		82,000	80,987
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	250,000	338,606
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	128,811
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19(4)		$184,000	184,649
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		80,000	81,328
Regions Financial Corp., 2.75%, 8/14/22		70,000	67,368
Royal Bank of Canada, 1.50%, 7/29/19		2,500,000	2,473,246
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		25,000	25,887
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	139,553
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22(3)		$87,000	85,912
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(3)(4)		60,000	50,064
U.S. Bank N.A., 2.80%, 1/27/25		250,000	235,926
US Bancorp, MTN, 3.60%, 9/11/24		24,000	23,616
Wells Fargo & Co., 3.07%, 1/24/23		80,000	77,535
Wells Fargo & Co., 4.125%, 8/15/23		100,000	100,403
Wells Fargo & Co., 3.00%, 4/22/26		180,000	166,070
Wells Fargo & Co., MTN, 2.60%, 7/22/20		130,000	128,327
Wells Fargo & Co., MTN, 3.55%, 9/29/25		80,000	76,893
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	117,026
Wells Fargo & Co., MTN, 4.65%, 11/4/44		115,000	108,407
Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18		1,000,000	999,489
Woori Bank, MTN, 4.75%, 4/30/24		61,000	61,076
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(3)		50,000	42,709
Zenith Bank plc, 6.25%, 4/22/19(3)		100,000	100,600
			13,366,166
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		510,000	484,486
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		180,000	170,593
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	58,017
Constellation Brands, Inc., 4.75%, 12/1/25		$150,000	153,091
			866,187
Biotechnology — 0.3%
AbbVie, Inc., 2.90%, 11/6/22		195,000	188,957
AbbVie, Inc., 3.60%, 5/14/25		40,000	38,222
AbbVie, Inc., 4.40%, 11/6/42		130,000	114,558
AbbVie, Inc., 4.70%, 5/14/45		10,000	9,073
Amgen, Inc., 4.66%, 6/15/51		138,000	127,833
Biogen, Inc., 3.625%, 9/15/22		160,000	159,813
Celgene Corp., 3.25%, 8/15/22		90,000	88,111
Celgene Corp., 3.625%, 5/15/24		15,000	14,587
Celgene Corp., 3.875%, 8/15/25		130,000	125,615
Celgene Corp., 5.00%, 8/15/45		70,000	65,683

Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	112,771
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	222,982
			1,268,205
Building Products†
Masco Corp., 4.45%, 4/1/25		110,000	109,716
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, VRN, 2.875%, 6/30/20(4)	EUR	100,000	117,636
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	100,000	112,179
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		$110,000	96,195
SURA Asset Management SA, 4.375%, 4/11/27		40,000	37,900
			363,910
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22		30,000	29,850
CF Industries, Inc., 3.45%, 6/1/23		20,000	19,075
Eastman Chemical Co., 3.60%, 8/15/22		6,000	5,966
Equate Petrochemical BV, 4.25%, 11/3/26(3)		34,000	33,046
Hexion, Inc., 6.625%, 4/15/20		10,000	8,875
Huntsman International LLC, 5.125%, 11/15/22		25,000	25,375
INEOS Group Holdings SA, 5.625%, 8/1/24(3)		30,000	28,725
NOVA Chemicals Corp., 4.875%, 6/1/24(3)		70,000	64,575
Olin Corp., 5.125%, 9/15/27		10,000	9,363
Platform Specialty Products Corp., 5.875%, 12/1/25(3)		10,000	9,525
Tronox Finance plc, 5.75%, 10/1/25(3)		10,000	8,800
			243,175
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21		20,000	20,700
Covanta Holding Corp., 5.875%, 3/1/24		40,000	40,000
HPHT Finance 15 Ltd., 2.875%, 3/17/20(3)		204,000	201,972
Iron Mountain, Inc., 5.75%, 8/15/24		35,000	34,431
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)		60,000	58,575
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)		28,000	29,658
Republic Services, Inc., 3.55%, 6/1/22		220,000	219,464
RR Donnelley & Sons Co., 6.00%, 4/1/24		25,000	24,187
			628,987
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39		27,000	32,706
CommScope Technologies LLC, 6.00%, 6/15/25(3)		50,000	48,875
CommScope Technologies LLC, 5.00%, 3/15/27(3)		60,000	54,000
HTA Group Ltd., 9.125%, 3/8/22(3)		61,000	62,449
IHS Netherlands Holdco BV, 9.50%, 10/27/21(3)		37,000	37,419
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		25,000	25,625
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(3)		60,000	58,962
			320,036
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22		35,000	34,913
Construction Materials†
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		10,000	9,363
Cemex SAB de CV, 6.125%, 5/5/25		80,000	79,600
Owens Corning, 4.20%, 12/15/22		90,000	89,823

Standard Industries, Inc., 6.00%, 10/15/25(3)		20,000	19,750
			198,536
Consumer Finance — 0.2%
American Express Credit Corp., MTN, 2.25%, 5/5/21		70,000	68,098
Capital One Bank USA N.A., 2.30%, 6/5/19		250,000	249,050
CIT Group, Inc., 5.00%, 8/15/22		90,000	90,900
Discover Financial Services, 3.75%, 3/4/25		200,000	189,692
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		20,000	20,541
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26		20,000	19,925
Navient Corp., 5.00%, 10/26/20		45,000	45,360
Navient Corp., 5.50%, 1/25/23		20,000	19,714
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(3)		20,000	19,925
Synchrony Financial, 2.60%, 1/15/19		60,000	59,922
Synchrony Financial, 3.00%, 8/15/19		50,000	49,805
			832,932
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23		60,000	58,350
Berry Global, Inc., 5.125%, 7/15/23		25,000	24,969
BWAY Holding Co., 5.50%, 4/15/24(3)		10,000	9,625
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		175,000	171,937
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		33,919	33,961
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(3)		30,000	29,400
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(3)		40,000	40,175
Sealed Air Corp., 5.125%, 12/1/24(3)		25,000	24,500
			392,917
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	67,376
Diversified Financial Services — 1.5%
Ally Financial, Inc., 4.625%, 3/30/25		40,000	39,300
Ally Financial, Inc., 5.75%, 11/20/25		45,000	46,294
Barclays plc, MTN, VRN, 2.00%, 2/7/23(4)	EUR	200,000	216,309
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	158,042
Credit Suisse Group AG, VRN, 2.125%, 9/12/24(4)	GBP	100,000	122,492
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	200,000	241,102
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$286,000	277,356
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		35,000	34,644
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		50,000	49,433
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	70,137
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$540,000	570,916
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		20,000	19,163
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		305,000	285,306
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		90,000	88,038
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(4)		50,000	47,022
Gulf Gate Apartments LLC, VRN, 2.30%, 11/8/18 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(4)(5)		3,000,000	3,000,000
HSBC Holdings plc, 4.30%, 3/8/26		200,000	197,473
HSBC Holdings plc, VRN, 3.26%, 3/13/22(4)		200,000	195,409
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		50,000	50,188
Intercorp Financial Services, Inc., 4.125%, 10/19/27(3)		125,000	112,812
MDC GMTN B.V., 3.25%, 4/28/22(3)		41,000	40,540

Morgan Stanley, 2.75%, 5/19/22		50,000	48,360
Morgan Stanley, 5.00%, 11/24/25		80,000	82,034
Morgan Stanley, 4.375%, 1/22/47		40,000	37,374
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	255,351
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	244,263
Morgan Stanley, MTN, 4.00%, 7/23/25		270,000	265,407
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(3)		45,000	49,051
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20(4)	EUR	100,000	117,419
			6,961,235
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 5.00%, 3/1/21		$150,000	154,524
AT&T, Inc., 4.45%, 4/1/24		6,000	6,066
AT&T, Inc., 3.40%, 5/15/25		90,000	84,626
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	114,959
AT&T, Inc., 4.75%, 5/15/46		$130,000	113,253
AT&T, Inc., 5.15%, 11/15/46(3)		171,000	156,142
CenturyLink, Inc., 5.625%, 4/1/20		50,000	50,813
CenturyLink, Inc., 5.80%, 3/15/22		10,000	10,013
Cincinnati Bell, Inc., 7.00%, 7/15/24(3)		5,000	4,525
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	50,000	62,053
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	45,697
Frontier Communications Corp., 10.50%, 9/15/22		$85,000	71,187
Frontier Communications Corp., 11.00%, 9/15/25		35,000	25,813
Hughes Satellite Systems Corp., 5.25%, 8/1/26		25,000	23,844
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(3)		80,000	84,000
Level 3 Financing, Inc., 5.375%, 8/15/22		55,000	55,206
Ooredoo International Finance Ltd., 7.875%, 6/10/19(3)		92,000	94,746
Ooredoo International Finance Ltd., 3.75%, 6/22/26(3)		61,000	57,657
Orange SA, 4.125%, 9/14/21		120,000	122,343
Telecom Italia Capital SA, 6.375%, 11/15/33		45,000	41,400
Telefonica Europe BV, VRN, 5.875%, 3/31/24(4)	EUR	100,000	125,091
Verizon Communications, Inc., 3.50%, 11/1/24		$80,000	78,351
Verizon Communications, Inc., 2.625%, 8/15/26		120,000	107,840
Verizon Communications, Inc., 4.40%, 11/1/34		40,000	37,890
Verizon Communications, Inc., 4.75%, 11/1/41		15,000	14,101
Verizon Communications, Inc., 5.01%, 8/21/54		55,000	52,129
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(3)		30,000	28,200
			1,822,469
Electric Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(3)		82,000	86,971
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(3)		61,000	59,656
Greenko Investment Co., 4.875%, 8/16/23(3)		41,000	36,746
Minejesa Capital BV, 4.625%, 8/10/30(3)		82,000	72,565
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)		50,000	46,312
			302,250
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24		17,000	16,873
Ensco plc, 5.20%, 3/15/25		30,000	24,712
Halliburton Co., 3.80%, 11/15/25		120,000	116,921

Halliburton Co., 4.85%, 11/15/35	60,000	60,314
Nabors Industries, Inc., 4.625%, 9/15/21	10,000	9,674
Noble Holding International Ltd., 7.75%, 1/15/24	55,000	51,631
Transocean, Inc., 9.00%, 7/15/23(3)	55,000	57,819
Weatherford International Ltd., 7.75%, 6/15/21	20,000	16,625
Weatherford International Ltd., 4.50%, 4/15/22	50,000	37,750
		392,319
Entertainment — 0.3%
21st Century Fox America, Inc., 6.90%, 8/15/39	70,000	89,850
21st Century Fox America, Inc., 4.75%, 9/15/44	32,000	33,108
Altice Financing SA, 6.625%, 2/15/23(3)	70,000	69,461
Altice France SA, 7.375%, 5/1/26(3)	35,000	33,731
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	25,000	23,219
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	170,000	171,169
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)	85,000	84,362
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)	55,000	51,906
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	290,000	292,455
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	20,000	20,506
CSC Holdings LLC, 6.75%, 11/15/21	45,000	47,234
CSC Holdings LLC, 6.625%, 10/15/25(3)	50,000	52,500
CSC Holdings LLC, 5.50%, 4/15/27(3)	20,000	19,250
Netflix, Inc., 5.75%, 3/1/24	35,000	35,700
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(3)	25,000	23,938
Univision Communications, Inc., 5.125%, 2/15/25(3)	45,000	41,243
Viacom, Inc., 3.125%, 6/15/22	60,000	57,680
Viacom, Inc., 4.25%, 9/1/23	80,000	79,970
Viacom, Inc., 4.375%, 3/15/43	30,000	24,639
VTR Finance BV, 6.875%, 1/15/24	92,000	93,495
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	12,000	11,497
WMG Acquisition Corp., 5.625%, 4/15/22(3)	14,000	14,210
		1,371,123
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	40,000	41,025
American Tower Corp., 3.375%, 10/15/26	150,000	138,044
Boston Properties LP, 3.65%, 2/1/26	100,000	96,236
Crown Castle International Corp., 5.25%, 1/15/23	10,000	10,439
Crown Castle International Corp., 4.45%, 2/15/26	80,000	79,181
Equinix, Inc., 5.375%, 4/1/23	15,000	15,328
Equinix, Inc., 5.375%, 5/15/27	20,000	19,850
Essex Portfolio LP, 3.625%, 8/15/22	90,000	89,047
Essex Portfolio LP, 3.25%, 5/1/23	30,000	29,097
Hospitality Properties Trust, 4.65%, 3/15/24	60,000	59,449
Iron Mountain, Inc., 4.875%, 9/15/27(3)	20,000	17,900
Kilroy Realty LP, 3.80%, 1/15/23	100,000	98,816
Kimco Realty Corp., 2.80%, 10/1/26	80,000	70,941
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	20,000	20,100
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(3)	10,000	8,925
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	50,000	47,375

Welltower, Inc., 3.75%, 3/15/23		100,000	98,988
			940,741
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24		35,000	33,250
Cencosud SA, 4.375%, 7/17/27		100,000	88,251
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(3)		163,000	159,027
CVS Health Corp., 3.50%, 7/20/22		110,000	108,875
Horizon Pharma, Inc., 6.625%, 5/1/23		20,000	20,250
Kroger Co. (The), 3.30%, 1/15/21		170,000	169,311
Kroger Co. (The), 3.875%, 10/15/46		50,000	39,862
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(3)		200,000	196,714
Rite Aid Corp., 6.125%, 4/1/23(3)		50,000	42,719
SUPERVALU, Inc., 6.75%, 6/1/21		4,000	4,081
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	70,996
Walmart, Inc., 2.55%, 4/11/23		$19,000	18,255
Walmart, Inc., 4.05%, 6/29/48		140,000	133,320
			1,084,911
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		20,000	19,125
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(3)		20,000	19,705
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(3)		30,000	29,138
Kraft Heinz Foods Co., 5.20%, 7/15/45		70,000	65,957
Kraft Heinz Foods Co., 4.375%, 6/1/46		50,000	41,837
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)		70,000	68,825
MHP SE, 7.75%, 5/10/24(3)		51,000	50,496
Minerva Luxembourg SA, 6.50%, 9/20/26		126,000	116,865
Minerva Luxembourg SA, 5.875%, 1/19/28(3)		30,000	26,054
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)		70,000	65,625
Post Holdings, Inc., 5.00%, 8/15/26(3)		110,000	101,888
			605,515
Gas Utilities — 0.5%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22		9,000	9,292
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		40,000	41,200
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		20,000	19,650
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		25,000	25,062
Enbridge, Inc., 4.00%, 10/1/23		70,000	69,975
Enbridge, Inc., 4.50%, 6/10/44		60,000	54,430
Energy Transfer Equity LP, 5.50%, 6/1/27		35,000	35,667
Energy Transfer LP, 4.25%, 3/15/23		80,000	79,400
Energy Transfer Operating LP, 4.15%, 10/1/20		110,000	110,976
Energy Transfer Operating LP, 3.60%, 2/1/23		14,000	13,647
Energy Transfer Operating LP, 6.50%, 2/1/42		80,000	83,017
Enterprise Products Operating LLC, 4.85%, 3/15/44		220,000	212,269
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22		35,000	35,350
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		20,000	18,200
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		200,000	218,680
Magellan Midstream Partners LP, 6.55%, 7/15/19		100,000	102,357
MPLX LP, 4.875%, 12/1/24		25,000	25,634
MPLX LP, 4.875%, 6/1/25		160,000	163,351

MPLX LP, 4.50%, 4/15/38	40,000	35,748
MPLX LP, 5.20%, 3/1/47	20,000	18,978
ONEOK, Inc., 4.00%, 7/13/27	50,000	48,026
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	156,955
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	18,089	18,424
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	180,000	188,173
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	170,000	164,320
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	45,000	43,382
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	20,000	19,550
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	30,000	28,537
TransCanada PipeLines Ltd., 2.50%, 8/1/22	19,000	18,174
Williams Cos., Inc. (The), 4.125%, 11/15/20	20,000	20,191
Williams Cos., Inc. (The), 4.55%, 6/24/24	170,000	171,329
Williams Cos., Inc. (The), 5.10%, 9/15/45	90,000	85,332
		2,335,276
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	116,486
Becton Dickinson and Co., 3.70%, 6/6/27	50,000	47,047
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(3)	70,000	60,375
Medtronic, Inc., 3.50%, 3/15/25	12,000	11,759
Medtronic, Inc., 4.375%, 3/15/35	190,000	189,378
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	93,000	93,033
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	35,000	34,685
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	60,000	63,929
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	60,000	59,351
		676,043
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	10,000	10,019
Aetna, Inc., 2.75%, 11/15/22	90,000	86,383
Anthem, Inc., 3.65%, 12/1/27	50,000	46,834
Anthem, Inc., 4.65%, 1/15/43	50,000	47,383
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	20,000	19,050
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	50,000	25,525
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	20,000	18,469
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/22/19(3)(4)	10,000	8,375
CVS Health Corp., 4.30%, 3/25/28	130,000	127,049
CVS Health Corp., 4.78%, 3/25/38	60,000	57,656
CVS Health Corp., 5.05%, 3/25/48	70,000	68,496
DaVita, Inc., 5.125%, 7/15/24	35,000	33,512
DaVita, Inc., 5.00%, 5/1/25	30,000	28,350
Encompass Health Corp., 5.75%, 11/1/24	15,000	15,019
Express Scripts Holding Co., 3.40%, 3/1/27	190,000	174,861
HCA, Inc., 5.00%, 3/15/24	70,000	71,006
HCA, Inc., 5.375%, 2/1/25	70,000	70,612
HCA, Inc., 4.50%, 2/15/27	45,000	43,875
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	30,000	30,066
Northwell Healthcare, Inc., 4.26%, 11/1/47	40,000	36,438
Tenet Healthcare Corp., 4.50%, 4/1/21	10,000	10,000
Tenet Healthcare Corp., 8.125%, 4/1/22	35,000	36,575

Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	40,038
Tenet Healthcare Corp., 5.125%, 5/1/25	50,000	48,250
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	117,789
UnitedHealth Group, Inc., 3.75%, 7/15/25	50,000	49,566
UnitedHealth Group, Inc., 4.25%, 3/15/43	80,000	76,816
		1,398,012
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(3)	50,000	49,681
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(3)	30,000	28,200
Aramark Services, Inc., 5.125%, 1/15/24	15,000	14,963
Aramark Services, Inc., 5.00%, 4/1/25(3)	40,000	39,675
Boyd Gaming Corp., 6.875%, 5/15/23	10,000	10,425
Boyd Gaming Corp., 6.375%, 4/1/26	25,000	24,875
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(3)	60,000	55,987
Eldorado Resorts, Inc., 7.00%, 8/1/23	35,000	36,837
Golden Nugget, Inc., 6.75%, 10/15/24(3)	30,000	30,000
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	110,000	105,908
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	20,000	19,450
International Game Technology plc, 6.25%, 2/15/22(3)	25,000	25,938
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(3)	20,000	20,575
McDonald's Corp., MTN, 3.375%, 5/26/25	60,000	57,895
McDonald's Corp., MTN, 4.70%, 12/9/35	40,000	40,334
MGM Resorts International, 6.00%, 3/15/23	30,000	30,525
MGM Resorts International, 4.625%, 9/1/26	10,000	9,075
Penn National Gaming, Inc., 5.625%, 1/15/27(3)	35,000	32,638
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(3)	10,000	9,975
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	60,000	62,699
Scientific Games International, Inc., 6.25%, 9/1/20	15,000	14,663
Scientific Games International, Inc., 10.00%, 12/1/22	20,000	20,975
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)	55,000	52,456
Yum! Brands, Inc., 3.75%, 11/1/21	25,000	24,531
		818,280
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	2,000	1,890
Beazer Homes USA, Inc., 6.75%, 3/15/25	30,000	26,438
Beazer Homes USA, Inc., 5.875%, 10/15/27	20,000	16,250
Lennar Corp., 4.75%, 4/1/21	70,000	70,612
Lennar Corp., 4.50%, 4/30/24	40,000	38,325
Meritage Homes Corp., 5.125%, 6/6/27	40,000	35,300
PulteGroup, Inc., 5.50%, 3/1/26	20,000	19,650
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)	20,000	18,900
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(3)	55,000	53,625
Toll Brothers Finance Corp., 4.35%, 2/15/28	80,000	71,000
William Lyon Homes, Inc., 5.875%, 1/31/25	25,000	22,156
		374,146
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(3)	25,000	24,375
Spectrum Brands, Inc., 5.75%, 7/15/25	40,000	39,000
		63,375

Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47		40,000	35,929
Rumo Luxembourg Sarl, 7.375%, 2/9/24		70,000	72,625
			108,554
Insurance — 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	154,128
Allianz SE, VRN, 3.375%, 9/18/24(4)	EUR	200,000	237,963
American International Group, Inc., 4.125%, 2/15/24		$240,000	238,836
American International Group, Inc., 4.50%, 7/16/44		70,000	62,343
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22(4)	GBP	50,000	63,910
AXA SA, 7.125%, 12/15/20	GBP	110,000	156,254
AXA SA, MTN, VRN, 3.375%, 7/6/27(4)	EUR	200,000	230,538
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$90,000	89,058
Berkshire Hathaway, Inc., 2.75%, 3/15/23		50,000	48,563
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	110,575
Chubb INA Holdings, Inc., 3.15%, 3/15/25		120,000	115,084
Chubb INA Holdings, Inc., 3.35%, 5/3/26		60,000	57,773
CNP Assurances, VRN, 4.00%, 11/18/24(4)	EUR	100,000	118,088
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25(4)	EUR	100,000	117,477
Fiore Capital LLC, VRDN, 2.30%, 11/8/18 (LOC: Wells Fargo Bank N.A.)(4)		$1,500,000	1,500,000
Genworth Holdings, Inc., 7.625%, 9/24/21		20,000	20,450
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		30,000	33,582
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(4)	EUR	200,000	221,077
Markel Corp., 4.90%, 7/1/22		$120,000	123,400
MetLife, Inc., 4.125%, 8/13/42		9,000	8,164
MetLife, Inc., 4.875%, 11/13/43		70,000	70,657
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		100,000	97,485
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	49,308
Prudential Financial, Inc., 3.94%, 12/7/49		166,000	144,125
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		12,000	12,383
Voya Financial, Inc., 5.70%, 7/15/43		110,000	118,030
WR Berkley Corp., 4.625%, 3/15/22		80,000	81,916
WR Berkley Corp., 4.75%, 8/1/44		50,000	47,921
			4,329,088
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	134,149
JD.com, Inc., 3.875%, 4/29/26		102,000	91,788
			225,937
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		90,000	81,966
First Data Corp., 5.00%, 1/15/24(3)		95,000	94,406
First Data Corp., 5.75%, 1/15/24(3)		5,000	5,050
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	116,613
			298,035
Life Sciences Tools and Services†
IQVIA, Inc., 4.875%, 5/15/23(3)		$30,000	29,813
IQVIA, Inc., 5.00%, 10/15/26(3)		10,000	9,659
			39,472

Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(3)		22,000	22,990
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21		40,000	39,900
Media — 0.4%
Altice US Finance I Corp., 5.50%, 5/15/26(3)		25,000	24,414
AMC Networks, Inc., 4.75%, 8/1/25		100,000	93,210
CBS Corp., 4.00%, 1/15/26		70,000	67,856
CBS Corp., 4.85%, 7/1/42		50,000	46,551
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20		45,000	45,112
Comcast Corp., 6.40%, 5/15/38		110,000	129,693
Comcast Corp., 4.75%, 3/1/44		120,000	117,537
Digicel Ltd., 6.00%, 4/15/21		61,000	55,586
Discovery Communications LLC, 5.625%, 8/15/19		80,000	81,582
Discovery Communications LLC, 3.95%, 3/20/28		40,000	37,323
DISH DBS Corp., 6.75%, 6/1/21		25,000	25,313
DISH DBS Corp., 5.00%, 3/15/23		15,000	13,181
DISH DBS Corp., 5.875%, 11/15/24		55,000	46,956
Gray Television, Inc., 5.125%, 10/15/24(3)		25,000	23,844
Gray Television, Inc., 5.875%, 7/15/26(3)		40,000	38,488
GTH Finance BV, 7.25%, 4/26/23(3)		121,000	125,642
Lamar Media Corp., 5.00%, 5/1/23		30,000	30,094
Lamar Media Corp., 5.375%, 1/15/24		100,000	100,625
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(3)		50,000	51,254
Myriad International Holdings BV, 6.00%, 7/18/20		61,000	63,082
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)		30,000	28,800
Sirius XM Radio, Inc., 4.625%, 5/15/23(3)		15,000	14,625
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)		50,000	49,656
TEGNA, Inc., 5.50%, 9/15/24(3)		30,000	30,075
Time Warner Cable LLC, 4.50%, 9/15/42		110,000	89,271
Turk Telekomunikasyon AS, 4.875%, 6/19/24(3)		80,000	69,593
Warner Media LLC, 2.95%, 7/15/26		80,000	70,919
Warner Media LLC, 3.80%, 2/15/27		100,000	93,788
Warner Media LLC, 5.35%, 12/15/43		50,000	47,268
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	123,251
			1,834,589
Metals and Mining — 0.2%
AK Steel Corp., 7.00%, 3/15/27		$15,000	13,350
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)		20,000	21,100
Allegheny Technologies, Inc., 5.95%, 1/15/21		45,000	45,337
ArcelorMittal, 5.50%, 3/1/21		60,000	62,144
Arconic, Inc., 5.125%, 10/1/24		50,000	49,219
Barrick North America Finance LLC, 5.75%, 5/1/43		30,000	32,282
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		50,000	47,437
First Quantum Minerals Ltd., 7.25%, 4/1/23		50,000	46,375
First Quantum Minerals Ltd., 6.50%, 3/1/24(3)		110,000	96,387
First Quantum Minerals Ltd., 6.875%, 3/1/26(3)		60,000	52,050
Freeport-McMoRan, Inc., 3.55%, 3/1/22		55,000	52,181
Freeport-McMoRan, Inc., 3.875%, 3/15/23		5,000	4,638

Freeport-McMoRan, Inc., 5.40%, 11/14/34		40,000	35,200
Lundin Mining Corp., 7.875%, 11/1/22(3)		20,000	20,839
Nexa Resources SA, 5.375%, 5/4/27		92,000	89,701
Novelis Corp., 5.875%, 9/30/26(3)		55,000	51,975
Steel Dynamics, Inc., 5.25%, 4/15/23		30,000	30,188
Steel Dynamics, Inc., 5.00%, 12/15/26		50,000	49,000
Vedanta Resources plc, 6.125%, 8/9/24(3)		87,000	77,199
			876,602
Mortgage Real Estate Investment Trusts (REITs)†
iStar, Inc., 5.00%, 7/1/19		12,000	12,015
Multi-Utilities — 0.6%
AES Corp., 4.875%, 5/15/23		65,000	64,512
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24		60,000	57,900
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		25,000	23,750
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		20,000	18,650
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	78,545
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		70,000	60,776
Calpine Corp., 5.375%, 1/15/23		35,000	33,294
Centrica plc, VRN, 5.25%, 4/10/25(4)	GBP	100,000	132,134
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		$102,000	102,972
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		60,000	55,184
Dominion Energy, Inc., 2.75%, 9/15/22		80,000	77,236
Dominion Energy, Inc., 3.625%, 12/1/24		80,000	78,506
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	69,979
Duke Energy Florida LLC, 6.35%, 9/15/37		170,000	210,187
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	72,967
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	8,590
Exelon Corp., 5.15%, 12/1/20		120,000	123,121
Exelon Corp., 4.45%, 4/15/46		30,000	28,326
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	60,733
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	39,908
FirstEnergy Corp., 4.25%, 3/15/23		120,000	121,231
FirstEnergy Corp., 4.85%, 7/15/47		30,000	29,369
Florida Power & Light Co., 3.95%, 3/1/48		50,000	46,469
Georgia Power Co., 4.30%, 3/15/42		50,000	45,947
Israel Electric Corp. Ltd., 6.875%, 6/21/23(3)		41,000	44,925
KazTransGas JSC, 4.375%, 9/26/27(3)		82,000	77,624
Listrindo Capital BV, 4.95%, 9/14/26		41,000	36,654
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	39,945
NiSource, Inc., 5.65%, 2/1/45		70,000	75,866
NRG Energy, Inc., 6.25%, 5/1/24		10,000	10,259
Pacific Gas & Electric Co., 4.00%, 12/1/46		25,000	20,428
Pampa Energia SA, 7.50%, 1/24/27		82,000	71,955
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24		82,000	81,386
Potomac Electric Power Co., 3.60%, 3/15/24		70,000	69,854
Progress Energy, Inc., 3.15%, 4/1/22		60,000	58,795
Sempra Energy, 2.875%, 10/1/22		130,000	125,491
Sempra Energy, 3.25%, 6/15/27		80,000	73,804
Sempra Energy, 4.00%, 2/1/48		40,000	34,703

Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	25,731
Southern Power Co., 5.15%, 9/15/41		40,000	39,470
Southwestern Public Service Co., 3.70%, 8/15/47		30,000	26,969
SSE plc, VRN, 2.375%, 4/1/21(4)	EUR	100,000	114,428
Vistra Energy Corp., 7.375%, 11/1/22		$50,000	52,000
Xcel Energy, Inc., 3.35%, 12/1/26		40,000	38,202
			2,758,775
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20		1,000	875
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		120,000	112,188
			113,063
Oil, Gas and Consumable Fuels — 1.0%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24		20,000	18,000
Anadarko Petroleum Corp., 5.55%, 3/15/26		90,000	93,782
Anadarko Petroleum Corp., 6.45%, 9/15/36		30,000	32,647
Antero Resources Corp., 5.125%, 12/1/22		95,000	94,584
Antero Resources Corp., 5.00%, 3/1/25		80,000	78,000
Apache Corp., 4.75%, 4/15/43		50,000	44,721
BP Capital Markets plc, 4.50%, 10/1/20		40,000	40,884
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		25,000	24,125
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		7,000	7,021
Cenovus Energy, Inc., 4.25%, 4/15/27		30,000	28,337
Chesapeake Energy Corp., 8.00%, 12/15/22(3)		17,000	17,765
Chesapeake Energy Corp., 8.00%, 1/15/25		30,000	30,506
Cimarex Energy Co., 4.375%, 6/1/24		100,000	99,691
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23		102,000	97,521
CNX Resources Corp., 5.875%, 4/15/22		50,000	49,219
Concho Resources, Inc., 4.375%, 1/15/25		120,000	119,793
Concho Resources, Inc., 4.875%, 10/1/47		40,000	37,948
Continental Resources, Inc., 3.80%, 6/1/24		130,000	125,738
Denbury Resources, Inc., 9.00%, 5/15/21(3)		10,000	10,488
Denbury Resources, Inc., 4.625%, 7/15/23		15,000	12,488
Diamondback Energy, Inc., 4.75%, 11/1/24		25,000	24,375
Ecopetrol SA, 5.875%, 5/28/45		130,000	124,247
Encana Corp., 6.50%, 2/1/38		60,000	68,527
EOG Resources, Inc., 5.625%, 6/1/19		110,000	111,556
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(3)		20,000	15,300
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)		20,000	19,400
Exxon Mobil Corp., 2.71%, 3/6/25		140,000	132,273
Exxon Mobil Corp., 3.04%, 3/1/26		50,000	47,802
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21		30,000	27,000
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19(3)		286,000	292,913
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(3)		56,000	58,738
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(3)		56,000	61,953
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(3)		80,000	76,800
Gulfport Energy Corp., 6.00%, 10/15/24		15,000	14,138
Gulfport Energy Corp., 6.375%, 5/15/25		45,000	42,919
Halcon Resources Corp., 6.75%, 2/15/25		50,000	45,750
Hess Corp., 6.00%, 1/15/40		80,000	79,030

Laredo Petroleum, Inc., 6.25%, 3/15/23		10,000	9,875
Marathon Oil Corp., 3.85%, 6/1/25		50,000	48,092
MEG Energy Corp., 6.50%, 1/15/25(3)		25,000	25,859
Murphy Oil Corp., 4.45%, 12/1/22		30,000	29,285
Newfield Exploration Co., 5.75%, 1/30/22		150,000	155,437
Newfield Exploration Co., 5.375%, 1/1/26		10,000	10,144
Noble Energy, Inc., 4.15%, 12/15/21		120,000	120,948
Oasis Petroleum, Inc., 6.875%, 3/15/22		40,000	40,300
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(3)		40,000	39,300
Petrobras Global Finance BV, 5.75%, 2/1/29		150,000	139,125
Petrobras Global Finance BV, 7.25%, 3/17/44		70,000	67,769
Petroleos Mexicanos, 6.50%, 3/13/27		55,000	53,432
Phillips 66, 4.30%, 4/1/22		160,000	163,426
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19(4)		82,000	82,394
QEP Resources, Inc., 5.375%, 10/1/22		50,000	49,437
Range Resources Corp., 5.00%, 8/15/22		45,000	44,381
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(3)		184,000	189,043
Reliance Industries Ltd., 4.125%, 1/28/25		133,000	128,101
Saka Energi Indonesia PT, 4.45%, 5/5/24		82,000	75,716
Sanchez Energy Corp., 7.75%, 6/15/21		25,000	12,625
Sanchez Energy Corp., 6.125%, 1/15/23		20,000	7,550
Shell International Finance BV, 2.375%, 8/21/22		100,000	96,462
Shell International Finance BV, 3.625%, 8/21/42		120,000	105,540
SM Energy Co., 5.00%, 1/15/24		25,000	23,938
Southwestern Energy Co., 6.20%, 1/23/25		35,000	34,169
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		60,000	57,300
Total Capital Canada Ltd., 2.75%, 7/15/23		10,000	9,650
TOTAL SA, MTN, VRN, 2.25%, 2/26/21(4)	EUR	100,000	115,886
Tullow Oil plc, 7.00%, 3/1/25(3)		$100,000	98,135
Whiting Petroleum Corp., 5.75%, 3/15/21		30,000	30,300
WPX Energy, Inc., 6.00%, 1/15/22		45,000	46,237
YPF SA, 8.50%, 7/28/25		82,000	77,982
YPF SA, 6.95%, 7/21/27		82,000	69,614
			4,563,431
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47		80,000	69,334
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22		190,000	184,615
Allergan Funding SCS, 3.85%, 6/15/24		80,000	78,642
Allergan Funding SCS, 4.55%, 3/15/35		80,000	75,696
Bausch Health Cos., Inc., 5.50%, 3/1/23(3)		65,000	61,831
Bausch Health Cos., Inc., 7.00%, 3/15/24(3)		15,000	15,745
Bausch Health Cos., Inc., 6.125%, 4/15/25(3)		85,000	78,387
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(3)		80,000	68,600
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		80,000	76,938
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		40,000	32,643
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28		100,000	102,433
Zoetis, Inc., 3.00%, 9/12/27		50,000	45,661
			821,191

Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(3)	10,000	8,650
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	142,000	142,725
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	90,000	94,745
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	16,000	15,758
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	40,000	37,854
CSX Corp., 3.40%, 8/1/24	110,000	107,640
CSX Corp., 3.25%, 6/1/27	50,000	46,609
Union Pacific Corp., 4.75%, 9/15/41	120,000	120,155
		565,486
Semiconductors and Semiconductor Equipment†
Sensata Technologies BV, 5.00%, 10/1/25(3)	20,000	19,400
Software — 0.3%
Infor US, Inc., 6.50%, 5/15/22	60,000	60,150
Microsoft Corp., 2.70%, 2/12/25	210,000	199,394
Microsoft Corp., 3.125%, 11/3/25	60,000	58,193
Microsoft Corp., 3.45%, 8/8/36	50,000	46,112
Microsoft Corp., 4.25%, 2/6/47	160,000	161,288
Oracle Corp., 2.50%, 10/15/22	200,000	192,571
Oracle Corp., 3.625%, 7/15/23	60,000	60,223
Oracle Corp., 2.65%, 7/15/26	180,000	164,809
Oracle Corp., 4.30%, 7/8/34	20,000	19,628
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)	45,000	42,413
Tencent Holdings Ltd., 3.80%, 2/11/25(3)	61,000	58,824
Tencent Holdings Ltd., 3.60%, 1/19/28(3)	150,000	137,794
		1,201,399
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	45,000	44,437
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(3)	15,000	15,384
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(3)	30,000	27,075
Herc Rentals, Inc., 7.50%, 6/1/22(3)	16,000	16,720
Hertz Corp. (The), 6.25%, 10/15/22	40,000	35,300
Home Depot, Inc. (The), 3.75%, 2/15/24	70,000	70,884
Home Depot, Inc. (The), 5.95%, 4/1/41	180,000	215,509
Party City Holdings, Inc., 6.125%, 8/15/23(3)	25,000	25,063
PetSmart, Inc., 7.125%, 3/15/23(3)	60,000	42,300
PetSmart, Inc., 5.875%, 6/1/25(3)	10,000	7,875
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	10,000	9,675
Sonic Automotive, Inc., 5.00%, 5/15/23	25,000	23,377
United Rentals North America, Inc., 4.625%, 7/15/23	105,000	104,475
United Rentals North America, Inc., 5.75%, 11/15/24	20,000	20,125
United Rentals North America, Inc., 5.50%, 7/15/25	45,000	44,016
United Rentals North America, Inc., 5.50%, 5/15/27	15,000	14,288
		716,503
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.50%, 2/9/25	220,000	205,465
Apple, Inc., 2.45%, 8/4/26	80,000	72,944
Apple, Inc., 3.20%, 5/11/27	100,000	95,189

Apple, Inc., 2.90%, 9/12/27		50,000	46,375
Dell International LLC / EMC Corp., 7.125%, 6/15/24(3)		70,000	74,141
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)		280,000	290,772
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		170,000	170,343
NCR Corp., 5.00%, 7/15/22		20,000	19,300
Seagate HDD Cayman, 4.75%, 6/1/23		90,000	85,740
Western Digital Corp., 4.75%, 2/15/26		20,000	18,500
			1,078,769
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)		65,000	62,563
L Brands, Inc., 5.625%, 2/15/22		40,000	40,750
			103,313
Wireless Telecommunication Services — 0.2%
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23		174,000	169,162
C&W Senior Financing DAC, 6.875%, 9/15/27(3)		97,000	92,877
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24		82,000	84,132
Digicel Group Ltd., 8.25%, 9/30/20		60,000	43,125
Millicom International Cellular SA, 5.125%, 1/15/28(3)		102,000	92,922
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(3)		80,000	72,000
Sprint Communications, Inc., 6.00%, 11/15/22		20,000	20,238
Sprint Corp., 7.25%, 9/15/21		85,000	88,931
Sprint Corp., 7.875%, 9/15/23		35,000	37,450
Sprint Corp., 7.125%, 6/15/24		70,000	71,750
T-Mobile USA, Inc., 6.375%, 3/1/25		30,000	31,013
T-Mobile USA, Inc., 6.50%, 1/15/26		10,000	10,575
VEON Holdings BV, 5.20%, 2/13/19(3)		123,000	123,553
			937,728
TOTAL CORPORATE BONDS (Cost $61,765,678)			60,184,268
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.9%
Argentina†
Argentine Republic Government International Bond, 6.875%, 1/26/27		$87,000	73,047
Australia — 0.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,012,000	733,244
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	201,864
			935,108
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(3)	EUR	126,000	163,972
Republic of Austria Government Bond, 0.75%, 10/20/26(3)	EUR	140,000	162,890
Republic of Austria Government Bond, 4.15%, 3/15/37(3)	EUR	101,000	171,989
			498,851
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	47,000	80,720
Canada — 0.8%
Canadian Government Bond, 3.75%, 6/1/19	CAD	348,000	267,028
Canadian Government Bond, 1.00%, 9/1/22	CAD	2,350,000	1,693,528
Canadian Government Bond, 4.00%, 6/1/41	CAD	240,000	227,762
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	302,000	233,692
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	517,714
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	351,951

Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	328,281
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	31,836
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	80,308
			3,732,100
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37		$200,000	242,250
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	101,914
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	79,688
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	67,736
			147,424
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	173,000	245,006
France — 0.5%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	1,030,570	1,279,385
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	217,176	364,370
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	358,000	558,464
			2,202,219
Germany — 0.6%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	155,000	181,453
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(6)	EUR	428,000	479,243
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	923,000	1,049,034
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	181,000	291,607
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	176,000	354,134
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	136,000	208,027
			2,563,498
Hungary — 0.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF	145,200,000	632,659
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	259,553
Italy — 0.5%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	271,920
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,027,233
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	499,000	631,781
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(3)	EUR	295,000	306,469
			2,237,403
Japan — 1.6%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	31,500,000	290,683
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	161,750,000	1,887,551
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,728,992
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	39,200,000	395,632
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	313,550,000	3,245,014
			7,547,872
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	186,158
Mexico — 0.8%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	358,873
Mexican Bonos, 8.00%, 12/7/23	MXN	62,030,000	2,970,490

Mexico Government International Bond, 4.15%, 3/28/27		$400,000	381,350
			3,710,713
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(3)(6)	EUR	95,000	108,967
Netherlands Government Bond, 0.50%, 7/15/26(3)	EUR	401,000	462,220
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	63,000	100,705
			671,892
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23(3)	NOK	360,000	43,584
Norway Government Bond, 1.75%, 2/17/27(3)	NOK	1,510,000	177,478
			221,062
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	181,545
Russia — 0.1%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	4,500,000	62,438
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	317,242
			379,680
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	288,000	214,845
South Africa — 0.3%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	7,200,000	472,451
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	5,890,000	424,144
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	6,300,000	375,529
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$75,000	75,896
			1,348,020
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(3)	EUR	5,000	6,717
Spain Government Bond, 1.60%, 4/30/25(3)	EUR	164,000	193,695
Spain Government Bond, 5.15%, 10/31/28(3)	EUR	16,000	24,131
Spain Government Bond, 5.15%, 10/31/44(3)	EUR	30,000	50,929
			275,472
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	278,271
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	119,344
			397,615
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	109,764
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	304,396
			414,160
United Kingdom — 0.5%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	123,000	162,186
United Kingdom Gilt, 1.50%, 7/22/26	GBP	521,000	679,043
United Kingdom Gilt, 4.50%, 12/7/42	GBP	403,000	779,631
United Kingdom Gilt, 4.25%, 12/7/49	GBP	137,000	273,999
United Kingdom Gilt, 4.25%, 12/7/55	GBP	192,000	406,641
			2,301,500
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $33,008,795)			31,802,286

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(7) — 5.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(8) — 0.7%
FHLMC, VRN, 2.32%, 11/15/18	189,451	185,394
FHLMC, VRN, 2.36%, 11/15/18	417,610	413,718
FHLMC, VRN, 3.07%, 11/15/18	301,230	299,242
FHLMC, VRN, 3.47%, 11/15/18	40,532	42,074
FHLMC, VRN, 3.68%, 11/15/18	35,623	36,230
FHLMC, VRN, 4.01%, 11/15/18	143,692	151,056
FHLMC, VRN, 4.06%, 11/15/18	87,838	92,648
FHLMC, VRN, 4.07%, 11/15/18	66,297	68,083
FHLMC, VRN, 4.12%, 11/15/18	50,256	51,350
FHLMC, VRN, 4.23%, 11/15/18	12,894	13,528
FHLMC, VRN, 4.25%, 11/15/18	8,915	9,196
FHLMC, VRN, 4.25%, 11/15/18	10,298	10,817
FHLMC, VRN, 4.28%, 11/15/18	16,201	16,743
FHLMC, VRN, 4.34%, 11/15/18	36,172	38,094
FNMA, VRN, 2.61%, 11/25/18	102,593	101,436
FNMA, VRN, 2.71%, 11/25/18	14,266	14,181
FNMA, VRN, 3.18%, 11/25/18	170,813	168,940
FNMA, VRN, 3.19%, 11/25/18	258,276	255,131
FNMA, VRN, 3.21%, 11/25/18	77,080	76,186
FNMA, VRN, 3.26%, 11/25/18	322,000	322,643
FNMA, VRN, 3.33%, 11/25/18	69,958	70,580
FNMA, VRN, 3.56%, 11/25/18	18,123	18,967
FNMA, VRN, 3.61%, 11/25/18	90,826	92,603
FNMA, VRN, 3.66%, 11/25/18	28,683	30,079
FNMA, VRN, 3.94%, 11/25/18	65,466	66,814
FNMA, VRN, 4.04%, 11/25/18	11,276	11,661
FNMA, VRN, 4.05%, 11/25/18	121,450	125,649
FNMA, VRN, 4.05%, 11/25/18	78,820	81,648
FNMA, VRN, 4.06%, 11/25/18	115,287	119,424
FNMA, VRN, 4.06%, 11/25/18	55,607	57,448
FNMA, VRN, 4.15%, 11/25/18	66,915	70,501
		3,112,064
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.6%
FHLMC, 4.50%, 1/1/19	683	694
FHLMC, 8.00%, 7/1/30	2,088	2,401
FHLMC, 6.50%, 5/1/31	7,450	8,208
FHLMC, 5.50%, 12/1/33	72,874	78,976
FHLMC, 5.50%, 1/1/38	106,169	113,423
FHLMC, 6.00%, 2/1/38	134,517	148,088
FHLMC, 6.00%, 11/1/38	88,168	95,731
FNMA, 3.00%, 11/13/18(9)	1,000,000	946,055
FNMA, 4.00%, 11/13/18(9)	2,939,000	2,939,217
FNMA, 4.50%, 11/13/18(9)	1,956,000	2,002,952
FNMA, 5.00%, 9/1/20	30,850	31,798
FNMA, 7.00%, 6/1/26	257	276
FNMA, 6.50%, 6/1/29	9,572	10,428
FNMA, 7.00%, 7/1/29	669	673

FNMA, 7.00%, 3/1/30	3,866	4,101
FNMA, 7.50%, 9/1/30	2,542	2,868
FNMA, 6.50%, 9/1/31	17,727	19,320
FNMA, 7.00%, 9/1/31	5,799	6,167
FNMA, 6.50%, 1/1/32	3,630	3,956
FNMA, 5.50%, 6/1/33	57,972	62,295
FNMA, 5.50%, 8/1/33	284,559	305,132
FNMA, 5.50%, 9/1/33	80,041	86,437
FNMA, 5.00%, 11/1/33	270,087	286,725
FNMA, 5.50%, 1/1/34	245,548	263,379
FNMA, 4.50%, 9/1/35	138,342	142,462
FNMA, 5.00%, 2/1/36	232,550	246,137
FNMA, 5.50%, 4/1/36	40,686	43,661
FNMA, 5.00%, 10/1/36	25,367	26,503
FNMA, 5.50%, 12/1/36	85,227	91,349
FNMA, 5.50%, 1/1/37	263,059	282,114
FNMA, 6.50%, 8/1/37	80,334	85,472
FNMA, 5.00%, 4/1/40	477,740	505,599
FNMA, 4.00%, 1/1/41	678,070	684,524
FNMA, 5.00%, 6/1/41	400,783	423,882
FNMA, 4.50%, 7/1/41	349,509	362,270
FNMA, 4.50%, 9/1/41	260,480	269,509
FNMA, 4.50%, 9/1/41	784,719	812,448
FNMA, 4.00%, 12/1/41	640,598	645,789
FNMA, 4.00%, 1/1/42	391,731	394,894
FNMA, 3.50%, 5/1/42	804,224	790,343
FNMA, 3.50%, 6/1/42	513,042	504,187
FNMA, 3.00%, 11/1/42	974,974	931,337
FNMA, 3.50%, 5/1/45	599,161	586,042
FNMA, 3.50%, 2/1/46	1,511,544	1,478,262
FNMA, 6.50%, 8/1/47	14,796	15,670
FNMA, 6.50%, 9/1/47	18,806	19,828
FNMA, 6.50%, 9/1/47	904	955
FNMA, 6.50%, 9/1/47	9,889	10,428
GNMA, 2.50%, 11/19/18(9)	50,000	46,356
GNMA, 3.00%, 11/19/18(9)	1,100,000	1,051,617
GNMA, 7.00%, 1/15/24	824	852
GNMA, 8.00%, 7/15/24	3,589	3,683
GNMA, 8.00%, 9/15/24	2,083	2,102
GNMA, 9.00%, 4/20/25	567	613
GNMA, 7.00%, 9/15/25	5,575	5,665
GNMA, 7.50%, 10/15/25	3,665	3,712
GNMA, 7.50%, 2/15/26	8,874	9,400
GNMA, 8.25%, 7/15/26	22,856	23,161
GNMA, 7.00%, 12/15/27	13,057	13,117
GNMA, 6.50%, 2/15/28	2,070	2,258
GNMA, 6.50%, 3/15/28	8,348	9,106
GNMA, 6.50%, 4/15/28	986	1,076
GNMA, 6.00%, 10/15/28	16,148	17,313

GNMA, 7.00%, 5/15/31	5,786	6,471
GNMA, 5.50%, 11/15/32	39,223	42,229
GNMA, 6.50%, 10/15/38	433,886	487,240
GNMA, 4.50%, 5/20/41	371,666	386,867
GNMA, 4.50%, 6/15/41	207,932	216,618
GNMA, 4.00%, 12/15/41	758,845	769,149
GNMA, 3.50%, 6/20/42	320,193	316,730
GNMA, 3.50%, 7/20/42	243,666	240,807
GNMA, 3.50%, 4/20/45	100,422	98,933
GNMA, 2.50%, 7/20/46	157,473	146,146
GNMA, 2.50%, 8/20/46	488,606	453,449
		21,127,635
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $24,684,694)		24,239,699
MUNICIPAL SECURITIES — 3.2%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	137,118
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 1.69%, 11/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,600,000	1,600,000
Chicago Midway International Airport Rev., VRDN, 1.60%, 11/1/18, resets weekly off the remarketing agent (LOC: Bank of Montreal)	1,505,000	1,505,000
Illinois Housing Development Authority Rev., VRDN, 2.23%, 11/1/18, resets weekly off the remarketing agent (LIQ FAC: FHLB)	2,150,000	2,150,000
Kansas City Rev., VRDN, 2.22%, 11/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	975,000	975,000
Los Angeles Community College District GO, 6.68%, 8/1/36	10,000	12,969
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	38,619
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	139,728
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	12,194
New York City GO, 6.27%, 12/1/37	40,000	49,758
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	117,190
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 2.27%, 11/7/18, resets weekly off the remarketing agent (LOC: FNMA)	325,000	325,000
Pasadena Public Financing Authority Rev., VRDN, 2.39%, 11/1/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	2,400,000	2,400,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	54,594
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	15,000	14,855
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.64%, 11/7/18, resets weekly off the remarketing agent (SBBPA: Northern Trust Company)	1,500,000	1,500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	173,548
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	216,734
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	10,000	10,942
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	89,413
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	6,905
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	120,003
State of California GO, 4.60%, 4/1/38	40,000	40,711
State of California GO, 7.55%, 4/1/39	30,000	42,703
State of California GO, 7.30%, 10/1/39	30,000	40,857
State of California GO, 7.60%, 11/1/40	65,000	94,071
State of Illinois GO, 5.10%, 6/1/33	65,000	61,441
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	70,000	83,409
State of Texas GO, 5.52%, 4/1/39	15,000	18,029
State of Washington GO, 5.14%, 8/1/40	5,000	5,643

Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 2.27%, 11/1/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,359,000	1,359,000
Tennis for Charity, Inc. Rev., VRDN, 2.25%, 11/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,355,000	1,355,000
TOTAL MUNICIPAL SECURITIES (Cost $14,523,639)		14,750,434
ASSET-BACKED SECURITIES(7) — 3.1%
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	613,000	611,290
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class B, 3.42%, 12/20/21(3)	75,000	74,497
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	197,593	192,884
Colony Starwood Homes Series 2016-2A, Class A, VRN, 3.53%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.25%(3)	642,964	643,458
Enterprise Fleet Financing LLC Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	19,456	19,443
Hilton Grand Vacations Trust Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	29,079	28,925
Hilton Grand Vacations Trust Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	152,398	149,697
Hilton Grand Vacations Trust Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	161,751	158,533
Invitation Homes Trust Series 2018-SFR1, Class A, VRN, 2.99%, 11/17/18, resets monthly off the 1-month LIBOR plus 0.70%(3)	719,701	719,710
Invitation Homes Trust Series 2018-SFR1, Class B, VRN, 3.24%, 11/17/18, resets monthly off the 1-month LIBOR plus 0.95%(3)	1,750,000	1,745,365
Invitation Homes Trust Series 2018-SFR2, Class C, VRN, 3.56%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.28%(3)	600,000	599,713
Invitation Homes Trust Series 2018-SFR3, Class B, VRN, 3.44%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.15%(3)	925,000	929,483
Invitation Homes Trust Series 2018-SFR4, Class B, VRN, 3.50%, 12/17/18, resets monthly off the 1-month LIBOR plus 1.25%(3)(10)	1,450,000	1,450,000
Mosaic Solar Loan Trust Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(3)	282,570	281,460
MVW Owner Trust Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	104,039	101,826
MVW Owner Trust Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	103,255	99,868
MVW Owner Trust Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	343,770	332,333
MVW Owner Trust Series 2018-1A, Class B, 3.60%, 1/21/36(3)	718,135	714,696
Progress Residential Trust Series 2016-SFR2, Class A SEQ, VRN, 3.69%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.40%(3)	274,729	275,366
Progress Residential Trust Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	99,680	96,035
Progress Residential Trust Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	300,000	292,123
Progress Residential Trust Series 2018-SFR1, Class B, 3.48%, 3/17/35(3)	100,000	98,206
Progress Residential Trust Series 2018-SFR3, Class C, 4.18%, 10/17/35(3)	1,125,000	1,118,431
Sierra Receivables Funding Co. LLC Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	107,485	106,131
Sierra Timeshare Receivables Funding LLC Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	95,822	95,140
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(3)	131,973	130,698
Sierra Timeshare Receivables Funding LLC Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	34,796	34,107
Towd Point Mortgage Trust Series 2016-1, Class A1, VRN, 3.50%, 11/1/18(3)(8)	94,344	94,080
Towd Point Mortgage Trust Series 2017-2, Class A1, VRN, 2.75%, 11/1/18(3)(8)	104,324	102,183
Towd Point Mortgage Trust Series 2017-4, Class A1, VRN, 2.75%, 11/1/18(3)(8)	294,401	286,645
Towd Point Mortgage Trust Series 2017-6, Class A1, VRN, 2.75%, 11/1/18(3)(8)	387,255	376,691
Towd Point Mortgage Trust Series 2018-1, Class A1 SEQ, VRN, 3.00%, 11/1/18(3)(8)	376,828	369,398
Towd Point Mortgage Trust Series 2018-4, Class A1, VRN, 3.00%, 11/1/18(3)(8)	587,760	571,192
US Airways Pass-Through Trust Series 2013-1, Class A, 3.95%, 5/15/27	59,494	59,123
VSE VOI Mortgage LLC Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	480,729	468,943
VSE VOI Mortgage LLC Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	348,899	336,432
VSE VOI Mortgage LLC Series 2018-A, Class B, 3.72%, 2/20/36(3)	598,619	596,068
TOTAL ASSET-BACKED SECURITIES (Cost $14,468,889)		14,360,173

COLLATERALIZED MORTGAGE OBLIGATIONS(7) — 2.5%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 11/1/18(3)(8)	105,968	104,960
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.19%, 11/1/18(8)	376,709	369,036
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.05%, 11/1/18(8)	165,253	164,217
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.42%, 11/1/18(8)	130,931	131,430
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 11/1/18(3)(8)	264,665	260,496
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 11/1/18(3)(8)	63,741	62,577
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 11/1/18(3)(8)	247,811	244,124
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.01%, 11/1/18(8)	631,055	645,772
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.44%, 11/1/18(8)	393,110	398,893
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 11/1/18(3)(8)	61,298	58,633
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.99%, 11/1/18(3)(8)	199,761	195,803
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 11/1/18(3)(8)	401,895	404,495
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.78%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.50%(3)	259,299	266,240
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 11/1/18(3)(8)	84,665	84,541
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 11/1/18(3)(8)	175,862	170,347
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 11/1/18(3)(8)	442,548	434,958
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 11/1/18(3)(8)	223,486	220,444
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 11/1/18(3)(8)	563,698	566,299
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 11/1/18(3)(8)	423,465	417,536
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 11/1/18(3)(8)	447,973	450,634
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/1/18(3)(8)	85,762	81,161
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.02%, 11/25/18, resets monthly off the 1-month LIBOR plus 0.74%	314,919	311,182
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 11/1/18(8)	151,286	149,386
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.08%, 11/1/18(8)	84,652	85,462
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.98%, 11/1/18(8)	34,721	36,116
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.31%, 11/1/18(8)	55,366	57,399
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 4.03%, 11/1/18(8)	363,850	368,622
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	21,724	21,508
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.28%, 11/1/18(8)	63,589	62,470
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.70%, 11/1/18(8)	60,308	60,851
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 4.65%, 11/1/18(8)	15,904	15,464
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	133,151	132,431
		7,033,487
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.63%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.35%	50,000	50,744
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.48%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.20%	1,831,643	1,850,434
FHLMC, Series 2017-HQA2, Class M1, VRN, 3.08%, 11/25/18, resets monthly off the 1-month LIBOR plus 0.80%	117,093	117,386
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.73%, 11/25/18, resets monthly off the 1-month LIBOR plus 0.45%	188,519	187,999
FNMA, Series 2014-C02, Class 1M2, VRN, 4.88%, 11/25/18, resets monthly off the 1-month LIBOR plus 2.60%	120,000	127,641
FNMA, Series 2014-C02, Class 2M2, VRN, 4.88%, 11/25/18, resets monthly off the 1-month LIBOR plus 2.60%	232,950	246,638
FNMA, Series 2016-C05, Class 2M1, VRN, 3.63%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.35%	31,659	31,738
FNMA, Series 2017-C01, Class 1M1, VRN, 3.58%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.30%	139,944	140,858
FNMA, Series 2017-C03, Class 1M2, VRN, 5.28%, 11/25/18, resets monthly off the 1-month LIBOR plus 3.00%	135,000	144,512

FNMA, Series 2017-C06, Class 2M2, VRN, 5.08%, 11/25/18, resets monthly off the 1-month LIBOR plus 2.80%	75,000	78,823
FNMA, Series 2017-C07, Class 1M2, VRN, 4.68%, 11/25/18, resets monthly off the 1-month LIBOR plus 2.40%	1,600,000	1,642,827
		4,619,600
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,675,327)		11,653,087
COLLATERALIZED LOAN OBLIGATIONS(7) — 1.9%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.86%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(3)	200,000	199,189
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.49%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.02%(3)	225,000	224,115
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.92%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.45%(3)	125,000	123,774
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.42%, 1/17/19, resets quarterly off the 3-month LIBOR plus 0.97%(3)	200,000	200,296
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 3.81%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.50%(3)	1,500,000	1,484,360
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.47%, 1/17/19, resets quarterly off the 3-month LIBOR plus 1.02%(3)	275,000	273,588
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.85%, 1/17/19, resets quarterly off the 3-month LIBOR plus 1.40%(3)	550,000	544,415
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 1/24/19, resets quarterly off the 3-month LIBOR plus 0.98%(3)	425,000	422,209
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.41%, 1/15/19, resets quarterly off the 3-month LIBOR plus 0.97%(3)	400,000	397,931
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.41%, 1/18/19, resets quarterly off the 3-month LIBOR plus 0.97%(3)	575,000	572,078
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.59%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.12%(3)	200,000	199,852
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.51%, 1/18/19, resets quarterly off the 3-month LIBOR plus 1.07%(3)	200,000	199,740
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(3)	300,000	299,531
KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(3)	600,000	598,475
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.78%, 11/15/18, resets monthly off the 1-month LIBOR plus 1.50%(3)	577,000	579,422
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.40%, 1/22/19, resets quarterly off the 3-month LIBOR plus 0.95%(3)	300,000	299,518
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.95%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.50%(3)	100,000	100,005
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.42%, 1/15/19, resets quarterly off the 3-month LIBOR plus 0.98%(3)	450,000	449,245
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.59%, 1/18/19, resets quarterly off the 3-month LIBOR plus 1.15%(3)	250,000	250,275
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.19%, 1/18/19, resets quarterly off the 3-month LIBOR plus 1.75%(3)	100,000	100,023
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.40%, 1/16/19, resets quarterly off the 3-month LIBOR plus 0.96%(3)	425,000	422,378
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.46%, 1/25/19, resets quarterly off the 3-month LIBOR plus 0.97%(3)	150,000	149,243
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.14%, 1/18/19, resets quarterly off the 3-month LIBOR plus 1.70%(3)	600,000	600,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,717,899)		8,689,662
COMMERCIAL MORTGAGE-BACKED SECURITIES(7) — 1.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	500,000	485,172
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	425,000	415,838
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	1,075,000	1,100,970
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 11/1/18(8)	375,000	385,314

Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 11/1/18(8)	425,000	429,358
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 11/1/18(8)	108,000	108,636
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 11/1/18(8)	375,000	377,396
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 11/1/18(8)	125,000	122,161
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 11/1/18(8)	75,000	77,106
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/1/18(8)	350,000	340,491
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	325,000	315,055
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	75,000	74,384
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	490,713	477,205
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/1/18(8)	50,000	47,933
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.98%, 11/15/18, resets monthly off the 1-month LIBOR plus 0.70%(3)	550,000	550,277
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	100,000	98,830
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 11/1/18(8)	325,000	314,658
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	400,000	370,011
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 11/10/18(3)(8)	450,000	443,742
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	100,000	96,504
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	200,000	185,868
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.06%, 8/15/49	100,000	93,163
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	94,804
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	100,000	94,967
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	445,000	421,545
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,751,152)		7,521,388
COMMERCIAL PAPER(11) — 1.1%
CAFCO LLC, 2.30%, 12/7/18(3)	1,500,000	1,496,419
Thunder Bay Funding LLC, 2.59%, 1/17/19(3)	1,000,000	994,724
Toyota Financial Services de Puerto Rico, Inc., 2.41%, 12/19/18	2,000,000	1,993,755
University of Texas (The), 2.25%, 12/10/18	500,000	500,005
TOTAL COMMERCIAL PAPER (Cost $4,984,947)		4,984,903
AFFILIATED FUNDS(12) — 1.0%
American Century Diversified Corporate Bond ETF (Cost $4,726,345)	97,120	4,699,637
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF	623	88,516
iShares Russell 1000 Value ETF	5,550	666,499
iShares Russell 2000 Value ETF	1,072	129,873
iShares Russell Mid-Cap Value ETF	8,214	687,594

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,612,140)		1,572,482
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $3,630)	70	4,002

TEMPORARY CASH INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,892,965	10,892,965
U.S. Treasury Bills 1.88%, 1/31/19(11)	2,200,000	2,187,293
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,082,761)		13,080,258
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $446,096,113)		467,816,919
OTHER ASSETS AND LIABILITIES — (2.0)%		(9,315,960)
TOTAL NET ASSETS — 100.0%		$458,500,959

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	323,078	AUD	450,214	Bank of America, N.A.	12/19/18	$4,095
CAD	1,509,270	USD	1,152,871	Morgan Stanley	12/19/18	(5,280)
CAD	1,697	USD	1,326	Morgan Stanley	12/31/18	(35)
CAD	2,591	USD	2,001	Morgan Stanley	12/31/18	(30)
CAD	7,689	USD	5,938	Morgan Stanley	12/31/18	(90)
CAD	16,926	USD	13,005	Morgan Stanley	12/31/18	(131)
CAD	2,707	USD	2,080	Morgan Stanley	12/31/18	(21)
CAD	10,420	USD	8,007	Morgan Stanley	12/31/18	(81)
CAD	5,913	USD	4,563	Morgan Stanley	12/31/18	(66)
CAD	6,227	USD	4,780	Morgan Stanley	12/31/18	(44)
CAD	15,215	USD	11,642	Morgan Stanley	12/31/18	(69)
CAD	8,915	USD	6,825	Morgan Stanley	12/31/18	(44)
CAD	2,388	USD	1,835	Morgan Stanley	12/31/18	(19)
CAD	10,503	USD	8,070	Morgan Stanley	12/31/18	(82)
CAD	5,383	USD	4,123	Morgan Stanley	12/31/18	(28)
CAD	1,986	USD	1,522	Morgan Stanley	12/31/18	(12)
CAD	12,421	USD	9,522	Morgan Stanley	12/31/18	(75)
CAD	9,800	USD	7,483	Morgan Stanley	12/31/18	(29)
CAD	1,730	USD	1,318	Morgan Stanley	12/31/18	(2)
USD	105,614	CAD	136,867	Morgan Stanley	12/19/18	1,545
USD	1,204,676	CAD	1,555,586	Morgan Stanley	12/19/18	21,868
USD	1,173,362	CAD	1,525,547	Morgan Stanley	12/19/18	13,395
USD	19,219	CAD	24,905	Morgan Stanley	12/31/18	276
USD	2,058	CAD	2,667	Morgan Stanley	12/31/18	29
USD	167,221	CAD	215,548	Morgan Stanley	12/31/18	3,272
USD	145,673	CAD	187,772	Morgan Stanley	12/31/18	2,850
USD	49,528	CAD	63,842	Morgan Stanley	12/31/18	969
USD	6,021	CAD	7,780	Morgan Stanley	12/31/18	103
USD	6,398	CAD	8,273	Morgan Stanley	12/31/18	105
USD	3,938	CAD	5,092	Morgan Stanley	12/31/18	65
USD	3,572	CAD	4,643	Morgan Stanley	12/31/18	41
USD	1,157	CAD	1,507	Morgan Stanley	12/31/18	11
USD	5,456	CAD	7,043	Morgan Stanley	12/31/18	99
USD	6,078	CAD	7,835	Morgan Stanley	12/31/18	119
USD	3,762	CAD	4,862	Morgan Stanley	12/31/18	64
USD	4,541	CAD	5,896	Morgan Stanley	12/31/18	56
USD	7,022	CAD	9,080	Morgan Stanley	12/31/18	116
CHF	6,092	USD	6,186	UBS AG	12/31/18	(99)

CHF	7,075	USD	7,189	UBS AG	12/31/18	(120)
CHF	5,030	USD	5,088	UBS AG	12/31/18	(62)
CHF	8,262	USD	8,332	UBS AG	12/31/18	(78)
USD	1,173,087	CHF	1,157,091	Bank Of America, N.A.	12/19/18	18,775
USD	123,712	CHF	119,072	UBS AG	12/19/18	4,926
USD	4,618	CHF	4,628	UBS AG	12/31/18	(7)
USD	196,270	CHF	186,953	UBS AG	12/31/18	9,485
USD	5,161	CHF	4,929	UBS AG	12/31/18	236
USD	6,963	CHF	6,854	UBS AG	12/31/18	115
USD	6,913	CHF	6,847	UBS AG	12/31/18	73
CLP	2,922,580	USD	4,224	Goldman Sachs & Co.	12/19/18	(22)
USD	68,328	CZK	1,499,385	Goldman Sachs & Co.	12/19/18	2,569
USD	14,279	DKK	90,938	Goldman Sachs & Co.	12/19/18	411
EUR	11,284	USD	13,039	Credit Suisse AG	12/31/18	(186)
EUR	6,713	USD	7,759	Credit Suisse AG	12/31/18	(113)
EUR	9,642	USD	11,236	Credit Suisse AG	12/31/18	(254)
EUR	11,260	USD	13,122	Credit Suisse AG	12/31/18	(297)
EUR	7,944	USD	9,196	Credit Suisse AG	12/31/18	(148)
EUR	11,712	USD	13,416	Credit Suisse AG	12/31/18	(76)
EUR	9,506	USD	10,853	Credit Suisse AG	12/31/18	(26)
EUR	8,478	USD	9,679	Credit Suisse AG	12/31/18	(23)
EUR	23,520	USD	26,854	Credit Suisse AG	12/31/18	(65)
USD	162,596	EUR	142,824	JPMorgan Chase Bank N.A.	11/14/18	677
USD	2,240,764	EUR	1,942,966	JPMorgan Chase Bank N.A.	11/14/18	38,029
USD	16,633	EUR	14,367	Credit Suisse AG	12/31/18	269
USD	8,196	EUR	7,079	Credit Suisse AG	12/31/18	132
USD	17,638	EUR	15,297	Credit Suisse AG	12/31/18	214
USD	19,188	EUR	16,757	Credit Suisse AG	12/31/18	102
USD	9,096	EUR	7,944	Credit Suisse AG	12/31/18	48
USD	27,068	EUR	23,800	Credit Suisse AG	12/31/18	(40)
USD	1,056,111	EUR	891,683	Credit Suisse AG	12/31/18	40,493
USD	421,838	EUR	356,161	Credit Suisse AG	12/31/18	16,174
USD	266,535	EUR	225,037	Credit Suisse AG	12/31/18	10,219
USD	18,377	EUR	15,516	Credit Suisse AG	12/31/18	704
USD	26,482	EUR	22,348	Credit Suisse AG	12/31/18	1,028
USD	14,110	EUR	12,155	Credit Suisse AG	12/31/18	265
GBP	1,825	USD	2,397	Morgan Stanley	12/31/18	(57)
GBP	19,621	USD	25,772	Morgan Stanley	12/31/18	(612)
GBP	7,196	USD	9,479	Morgan Stanley	12/31/18	(251)
GBP	4,979	USD	6,585	Morgan Stanley	12/31/18	(201)
GBP	5,459	USD	7,232	Morgan Stanley	12/31/18	(231)
GBP	917	USD	1,201	Morgan Stanley	12/31/18	(25)
GBP	882	USD	1,161	Morgan Stanley	12/31/18	(29)
GBP	1,206	USD	1,589	Morgan Stanley	12/31/18	(43)
GBP	3,343	USD	4,407	Morgan Stanley	12/31/18	(120)
GBP	4,918	USD	6,517	Morgan Stanley	12/31/18	(210)
GBP	2,018	USD	2,664	Morgan Stanley	12/31/18	(76)
GBP	5,219	USD	6,888	Morgan Stanley	12/31/18	(196)
GBP	4,623	USD	6,118	Morgan Stanley	12/31/18	(190)

GBP	6,048	USD	7,929	Morgan Stanley	12/31/18	(173)
GBP	1,599	USD	2,066	Morgan Stanley	12/31/18	(16)
GBP	4,106	USD	5,305	Morgan Stanley	12/31/18	(40)
GBP	4,543	USD	5,839	Morgan Stanley	12/31/18	(14)
USD	1,714,562	GBP	1,306,771	Bank Of America, N.A.	12/19/18	40,229
USD	10,833	GBP	8,226	Morgan Stanley	12/31/18	285
USD	6,346	GBP	4,930	Morgan Stanley	12/31/18	24
USD	4,800	GBP	3,747	Morgan Stanley	12/31/18	(5)
USD	49,825	GBP	37,469	Morgan Stanley	12/31/18	1,779
USD	233,797	GBP	175,816	Morgan Stanley	12/31/18	8,346
USD	197,312	GBP	148,379	Morgan Stanley	12/31/18	7,044
USD	7,364	GBP	5,591	Morgan Stanley	12/31/18	195
USD	3,752	GBP	2,880	Morgan Stanley	12/31/18	59
USD	6,883	GBP	5,283	Morgan Stanley	12/31/18	108
USD	1,850	GBP	1,415	Morgan Stanley	12/31/18	35
USD	1,181	GBP	891	Morgan Stanley	12/31/18	39
USD	4,161	GBP	3,144	Morgan Stanley	12/31/18	129
USD	1,116	GBP	847	Morgan Stanley	12/31/18	29
USD	4,737	GBP	3,613	Morgan Stanley	12/31/18	104
HUF	330,962,932	USD	1,181,631	UBS AG	12/19/18	(22,890)
HUF	13,142,846	USD	46,862	UBS AG	12/19/18	(847)
USD	1,841,741	HUF	512,619,145	UBS AG	12/19/18	47,001
IDR	19,038,760,126	USD	1,247,625	Goldman Sachs & Co.	12/19/18	(5,951)
ILS	209,615	USD	58,955	Goldman Sachs & Co.	12/19/18	(2,396)
JPY	183,123,508	USD	1,621,050	Bank Of America, N.A.	11/14/18	3,239
JPY	955,621	USD	8,451	Bank Of America, N.A.	12/28/18	60
JPY	725,128	USD	6,439	Bank Of America, N.A.	12/28/18	20
JPY	803,121	USD	7,136	Bank Of America, N.A.	12/28/18	17
JPY	747,003	USD	6,637	Bank Of America, N.A.	12/28/18	16
JPY	1,420,384	USD	12,749	Bank Of America, N.A.	12/28/18	(99)
JPY	759,979	USD	6,822	Bank Of America, N.A.	12/28/18	(53)
JPY	600,760	USD	5,373	Bank Of America, N.A.	12/28/18	(23)
JPY	1,122,804	USD	10,043	Bank Of America, N.A.	12/28/18	(43)
USD	177,013	JPY	19,902,113	Bank Of America, N.A.	11/14/18	483
USD	6,427	JPY	717,402	Bank Of America, N.A.	12/28/18	38
USD	11,953	JPY	1,348,661	Bank Of America, N.A.	12/28/18	(58)
USD	9,798	JPY	1,105,453	Bank Of America, N.A.	12/28/18	(48)
USD	276,458	JPY	30,913,268	Bank Of America, N.A.	12/28/18	1,136
USD	148,895	JPY	16,649,319	Bank Of America, N.A.	12/28/18	612
USD	11,361	JPY	1,291,648	Bank Of America, N.A.	12/28/18	(142)
KRW	634,269,219	USD	564,472	Goldman Sachs & Co.	12/19/18	(8,014)
USD	3,538,765	MXN	68,315,852	JPMorgan Chase Bank N.A.	12/19/18	199,892
MYR	3,719,056	USD	895,968	Goldman Sachs & Co.	12/19/18	(8,252)
USD	943,066	MYR	3,920,798	Goldman Sachs & Co.	12/19/18	7,196
NOK	16,332,988	USD	1,984,302	Goldman Sachs & Co.	12/19/18	(42,524)
NOK	59,587	USD	7,318	Goldman Sachs & Co.	12/28/18	(231)
USD	18,623	NOK	154,949	Goldman Sachs & Co.	12/28/18	192
USD	310,532	NOK	2,524,720	Goldman Sachs & Co.	12/28/18	10,219
USD	7,527	NOK	61,058	Goldman Sachs & Co.	12/28/18	264

NZD	79,519	USD	52,191	Bank Of America, N.A.	12/19/18	(275)
USD	1,154,283	PHP	63,014,621	Goldman Sachs & Co.	12/19/18	(23,700)
USD	85,000	PLN	314,592	Goldman Sachs & Co.	12/19/18	2,917
RUB	62,863	USD	905	Goldman Sachs & Co.	12/19/18	44
SEK	1,907,799	USD	213,795	Goldman Sachs & Co.	12/19/18	(4,375)
SEK	10,652,009	USD	1,190,024	Goldman Sachs & Co.	12/19/18	(20,748)
SEK	39,493	USD	4,368	Goldman Sachs & Co.	12/28/18	(27)
SEK	61,409	USD	6,877	Goldman Sachs & Co.	12/28/18	(128)
SEK	161,888	USD	18,128	Goldman Sachs & Co.	12/28/18	(337)
SEK	1,545	USD	175	Goldman Sachs & Co.	12/28/18	(5)
SEK	218,936	USD	24,467	Goldman Sachs & Co.	12/28/18	(406)
SEK	83,417	USD	9,322	Goldman Sachs & Co.	12/28/18	(155)
USD	1,193,880	SEK	10,703,732	Goldman Sachs & Co.	12/19/18	18,926
USD	10,420	SEK	93,592	Goldman Sachs & Co.	12/28/18	134
USD	41,333	SEK	369,669	Goldman Sachs & Co.	12/28/18	707
USD	332,081	SEK	2,895,349	Goldman Sachs & Co.	12/28/18	13,889
USD	130,384	SEK	1,136,790	Goldman Sachs & Co.	12/28/18	5,453
USD	8,569	SEK	74,826	Goldman Sachs & Co.	12/28/18	345
USD	3,364	SEK	29,379	Goldman Sachs & Co.	12/28/18	136
USD	19,511	SEK	176,574	Goldman Sachs & Co.	12/28/18	106
USD	7,402	SEK	66,988	Goldman Sachs & Co.	12/28/18	40
USD	20,230	SEK	180,929	Goldman Sachs & Co.	12/28/18	346
USD	128,512	SGD	176,011	Bank Of America, N.A.	12/19/18	1,318
THB	31,004,271	USD	956,037	Goldman Sachs & Co.	12/19/18	(19,224)
USD	1,227,414	THB	40,097,171	Goldman Sachs & Co.	12/19/18	15,855
TRY	139,453	USD	20,791	Goldman Sachs & Co.	12/19/18	3,450
USD	1,285,579	ZAR	19,462,374	UBS AG	12/19/18	(26,028)
						$389,256

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	16	December 2018	JPY	160,000,000	$2,134,515	$5,317
Korean Treasury 10-Year Bonds	7	December 2018	KRW	700,000,000	764,530	1,708
U.S. Treasury 2-Year Notes	12	December 2018	USD	2,400,000	2,527,875	(6,589)
U.S. Treasury 5-Year Notes	47	December 2018	USD	4,700,000	5,281,992	(36,643)
U.S. Treasury 10-Year Notes	20	December 2018	USD	2,000,000	2,368,750	(31,451)
U.S. Treasury Long Bonds	7	December 2018	USD	700,000	966,875	(34,883)
U.S. Treasury Ultra Bonds	9	December 2018	USD	900,000	1,342,969	(86,223)
					$15,387,506	$(188,764)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	28	December 2018	EUR	2,800,000	$4,168,516	$5,345
Euro-Bund 10-Year Bonds	2	December 2018	EUR	200,000	363,037	1,084
Euro-OAT 10-Year Bonds	5	December 2018	EUR	500,000	860,588	3,107
U.K. Gilt 10-Year Bonds	12	December 2018	GBP	1,200,000	1,877,574	(6,920)
					$7,269,715	$2,616

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$6,990,000	$421,838	$43,362	$465,200

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	70,000,000	$(617)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $616,440.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $43,122,091, which represented 9.4% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.7% of total net assets.

(6)	Security is a zero-coupon bond.

(7)	Final maturity date indicated, unless otherwise noted.

(8)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(9)	Forward commitment. Settlement date is indicated.

(10)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(11)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(12)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	149,825,381	47,067,978	—
U.S. Treasury Securities	—	73,381,281	—
Corporate Bonds	—	60,184,268	—
Sovereign Governments and Agencies	—	31,802,286	—
U.S. Government Agency Mortgage-Backed Securities	—	24,239,699	—
Municipal Securities	—	14,750,434	—
Asset-Backed Securities	—	14,360,173	—
Collateralized Mortgage Obligations	—	11,653,087	—
Collateralized Loan Obligations	—	8,689,662	—
Commercial Mortgage-Backed Securities	—	7,521,388	—
Commercial Paper	—	4,984,903	—
Affiliated Funds	4,699,637	—	—
Exchange-Traded Funds	1,572,482	—	—
Convertible Preferred Stocks	—	4,002	—
Temporary Cash Investments	10,892,965	2,187,293	—
	166,990,465	300,826,454	—
Other Financial Instruments
Futures Contracts	—	16,561	—
Swap Agreements	—	465,200	—
Forward Foreign Currency Exchange Contracts	—	586,478	—
	—	1,068,239	—
Liabilities
Other Financial Instruments
Futures Contracts	195,789	6,920	—
Swap Agreements	—	617	—
Forward Foreign Currency Exchange Contracts	—	197,222	—
	195,789	204,759	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2018 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	—	$4,726	—	$(26)	$4,700	97	—	$5

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
October 31, 2018

Strategic Allocation: Moderate - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 61.8%
Aerospace and Defense — 1.6%
AAR Corp.	2,650	126,087
Aerojet Rocketdyne Holdings, Inc.(1)	2,623	92,644
Astronics Corp.(1)	33	962
Astronics Corp., Class B(1)	5	144
Boeing Co. (The)	16,216	5,754,410
Bombardier, Inc., B Shares(1)	361,450	875,860
Curtiss-Wright Corp.	3,345	366,144
Embraer SA ADR	49,675	1,106,262
Esterline Technologies Corp.(1)	717	84,147
Kratos Defense & Security Solutions, Inc.(1)	8,259	103,485
L3 Technologies, Inc.	4,836	916,277
Lockheed Martin Corp.	10,548	3,099,530
Mercury Systems, Inc.(1)	2,017	94,517
Raytheon Co.	10,215	1,788,034
Saab AB, B Shares	2,400	94,047
Teledyne Technologies, Inc.(1)	698	154,453
Textron, Inc.	27,069	1,451,710
Thales SA	5,820	744,899
		16,853,612
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	5,240	558,270
XPO Logistics, Inc.(1)	10,030	896,481
		1,454,751
Airlines — 0.3%
Delta Air Lines, Inc.	25,410	1,390,689
Southwest Airlines Co.	30,015	1,473,737
		2,864,426
Auto Components — 0.4%
Adient plc	18,221	554,283
Aptiv plc	7,313	561,638
Balkrishna Industries Ltd.	19,662	291,214
BorgWarner, Inc.	30,606	1,206,183
Hyundai Mobis Co. Ltd.	4,073	679,101
Hyundai Wia Corp.	10,626	276,012
Ichikoh Industries Ltd.	12,100	83,966
Stoneridge, Inc.(1)	147	3,735
Valeo SA	4,694	151,791
		3,807,923
Automobiles — 0.8%
Brilliance China Automotive Holdings Ltd.	224,000	195,380
Ford Otomotiv Sanayi AS	17,128	183,856
Geely Automobile Holdings Ltd.	119,000	227,622
Honda Motor Co. Ltd. ADR	50,366	1,435,431

Hyundai Motor Co.	11,577	1,081,963
Kia Motors Corp.	82,892	2,065,844
Mazda Motor Corp.	59,400	644,353
Nissan Motor Co. Ltd.	189,600	1,726,539
Peugeot SA	17,770	423,275
Renault SA	5,887	440,549
Thor Industries, Inc.	5,560	387,198
Trigano SA	880	89,457
		8,901,467
Banks — 5.2%
Banco do Estado do Rio Grande do Sul SA Preference Shares	152,700	803,814
Bank of America Corp.	165,093	4,540,058
Bank of China Ltd., H Shares	966,000	411,433
Bank of Communications Co. Ltd., H Shares	957,000	717,572
Bank of Hawaii Corp.	9,693	760,319
Bank of Kyoto Ltd. (The)	27,600	1,245,039
Bank of NT Butterfield & Son Ltd. (The)	2,076	83,642
Bank OZK	5,218	142,764
Bank Rakyat Indonesia Persero Tbk PT	2,975,000	616,428
BankUnited, Inc.	7,485	247,754
Barclays plc	838,020	1,847,747
BB&T Corp.	72,480	3,563,117
Boston Private Financial Holdings, Inc.	6,367	85,955
CaixaBank SA	122,790	498,039
Capitec Bank Holdings Ltd.	5,986	401,976
Central Pacific Financial Corp.	4,122	111,459
China Construction Bank Corp., H Shares	1,052,000	834,415
CIMB Group Holdings Bhd	200,558	274,153
Citigroup, Inc.	703	46,018
Comerica, Inc.	2,801	228,450
Commerce Bancshares, Inc.	10,414	662,330
Commercial International Bank Egypt S.A.E.	30,066	134,710
Commercial International Bank Egypt S.A.E. GDR	31,604	137,319
Commerzbank AG(1)	193,519	1,827,820
Credicorp Ltd.	2,158	487,082
DGB Financial Group, Inc.	23,949	197,552
Erste Group Bank AG(1)	20,760	846,498
Fifth Third Bancorp	16,359	441,529
FinecoBank Banca Fineco SpA	7,520	78,753
First Abu Dhabi Bank PJSC	128,634	483,977
First Hawaiian, Inc.	13,119	325,089
FNB Corp.	5,159	61,031
Glacier Bancorp, Inc.	2,115	89,676
Grupo Financiero Banorte SAB de CV	21,630	119,249
Hachijuni Bank Ltd. (The)	90,900	385,077
Hana Financial Group, Inc.	42,981	1,444,581
HDFC Bank Ltd.	41,376	1,069,722
Hilltop Holdings, Inc.	4,585	91,242
Home BancShares, Inc.	13,555	258,087

Independent Bank Corp.	359	7,945
Industrial & Commercial Bank of China Ltd., H Shares	1,191,105	805,011
Itau Unibanco Holding SA ADR	56,137	739,324
JPMorgan Chase & Co.	64,973	7,083,356
Kasikornbank PCL NVDR	72,200	434,507
KBC Group NV	9,710	669,780
Kyushu Financial Group, Inc.	191,000	844,676
LegacyTexas Financial Group, Inc.	4,327	166,719
M&T Bank Corp.	5,122	847,230
Moneta Money Bank AS	126,078	418,396
OTP Bank Nyrt	18,046	648,433
PNC Financial Services Group, Inc. (The)	11,980	1,539,310
Prosperity Bancshares, Inc.	4,236	275,467
San-In Godo Bank Ltd. (The)	31,400	238,766
Sberbank of Russia PJSC ADR (London)	33,505	395,359
Seacoast Banking Corp. of Florida(1)	2,513	66,117
Shiga Bank Ltd. (The)	11,000	256,197
Signature Bank	1,478	162,432
South State Corp.	1,065	72,069
Standard Chartered plc	145,131	1,019,358
SunTrust Banks, Inc.	31,979	2,003,804
SVB Financial Group(1)	1,094	259,530
Swedbank AB, A Shares	30,840	694,571
Texas Capital Bancshares, Inc.(1)	1,622	105,803
U.S. Bancorp	77,301	4,040,523
UMB Financial Corp.	14,352	916,375
Valley National Bancorp	27,771	277,155
Wells Fargo & Co.	45,837	2,439,904
Westamerica Bancorporation	11,478	668,134
		54,697,727
Beverages — 0.8%
Ambev SA ADR	48,019	207,922
Brown-Forman Corp., Class B	5,894	273,128
China Resources Beer Holdings Co. Ltd.	182,000	632,432
Coca-Cola Co. (The)	615	29,446
Coca-Cola HBC AG(1)	19,290	569,565
Constellation Brands, Inc., Class A	11,784	2,347,726
Diageo plc	37,290	1,290,982
Fevertree Drinks plc	3,350	119,081
Heineken NV	5,358	483,072
MGP Ingredients, Inc.	1,386	98,642
Molson Coors Brewing Co., Class B	4,918	314,752
Monster Beverage Corp.(1)	10,239	541,131
PepsiCo, Inc.	10,921	1,227,302
Treasury Wine Estates Ltd.	74,230	794,798
		8,929,979
Biotechnology — 1.4%
AbbVie, Inc.	25,474	1,983,151
ACADIA Pharmaceuticals, Inc.(1)	1,800	35,064

Acceleron Pharma, Inc.(1)	880	44,678
Adamas Pharmaceuticals, Inc.(1)	1,486	24,593
Aimmune Therapeutics, Inc.(1)	1,599	42,501
Alder Biopharmaceuticals, Inc.(1)	1,942	24,663
Alexion Pharmaceuticals, Inc.(1)	8,687	973,552
Amgen, Inc.	14,691	2,832,278
Amicus Therapeutics, Inc.(1)	4,307	48,152
AnaptysBio, Inc.(1)	335	25,031
Arena Pharmaceuticals, Inc.(1)	1,472	52,492
Array BioPharma, Inc.(1)	27,606	447,217
Athenex, Inc.(1)	1,329	16,041
Biogen, Inc.(1)	11,397	3,467,765
Blueprint Medicines Corp.(1)	689	41,871
Celgene Corp.(1)	10,026	717,862
CSL Ltd.	9,870	1,314,015
Exelixis, Inc.(1)	16,731	232,059
FibroGen, Inc.(1)	1,034	44,328
Flexion Therapeutics, Inc.(1)	2,091	28,312
Galapagos NV(1)	1,087	111,669
Genomic Health, Inc.(1)	495	35,497
Global Blood Therapeutics, Inc.(1)	657	23,054
Halozyme Therapeutics, Inc.(1)	1,961	30,454
Heron Therapeutics, Inc.(1)	1,569	43,556
Immunomedics, Inc.(1)	18,959	427,146
Incyte Corp.(1)	1,505	97,554
Intercept Pharmaceuticals, Inc.(1)	325	31,203
Loxo Oncology, Inc.(1)	302	46,103
Medy-Tox, Inc.	467	191,136
PeptiDream, Inc.(1)	3,400	111,641
Principia Biopharma, Inc.(1)	1,079	24,817
PTC Therapeutics, Inc.(1)	754	29,044
Puma Biotechnology, Inc.(1)	754	27,936
Sage Therapeutics, Inc.(1)	268	34,486
Sarepta Therapeutics, Inc.(1)	3,489	466,689
Ultragenyx Pharmaceutical, Inc.(1)	612	29,651
Vertex Pharmaceuticals, Inc.(1)	5,455	924,404
Viking Therapeutics, Inc.(1)	2,820	38,352
		15,120,017
Building Products — 0.3%
Allegion plc	7,313	626,943
Apogee Enterprises, Inc.	1,190	42,959
Continental Building Products, Inc.(1)	342	9,511
CSW Industrials, Inc.(1)	2,127	97,906
Daikin Industries Ltd.	3,300	383,857
Johnson Controls International plc	55,483	1,773,791
PGT Innovations, Inc.(1)	2,635	53,385
Resideo Technologies, Inc.(1)	1,421	29,902
Trex Co., Inc.(1)	1,190	72,947
		3,091,201

Capital Markets — 1.7%
Ameriprise Financial, Inc.	17,399	2,213,849
Ares Management LP	11,987	235,065
AURELIUS Equity Opportunities SE & Co. KGaA	1,610	75,022
B3 SA - Brasil Bolsa Balcao	37,000	265,358
Bank of New York Mellon Corp. (The)	43,340	2,051,282
BGC Partners, Inc., Class A	102	1,080
Brookfield Asset Management, Inc., Class A	7,245	295,645
Burford Capital Ltd.	8,308	176,068
Cboe Global Markets, Inc.	8,825	995,901
Charles Schwab Corp. (The)	15,930	736,603
Credit Suisse Group AG(1)	31,430	412,555
Deutsche Boerse AG	5,100	646,103
Donnelley Financial Solutions, Inc.(1)	9,960	154,878
Euronext NV	3,120	192,419
Evercore, Inc., Class A	11,889	971,212
Hamilton Lane, Inc., Class A	2,273	87,238
IG Group Holdings plc	19,040	147,117
Intermediate Capital Group plc	10,480	127,526
Invesco Ltd.	127,741	2,773,257
Julius Baer Group Ltd.(1)	2,580	117,940
London Stock Exchange Group plc	22,710	1,252,555
LPL Financial Holdings, Inc.	6,411	394,918
Northern Trust Corp.	17,178	1,615,934
S&P Global, Inc.	6,799	1,239,594
SEI Investments Co.	13,185	704,738
State Street Corp.	5,942	408,512
		18,292,369
Chemicals — 0.6%
Akzo Nobel NV	3,880	326,437
CF Industries Holdings, Inc.	18,383	882,936
Chr Hansen Holding A/S	8,420	851,089
DowDuPont, Inc.	15,440	832,525
Ferro Corp.(1)	3,769	63,847
FMC Corp.	1,380	107,750
Ingevity Corp.(1)	1,046	95,270
Innophos Holdings, Inc.	4,631	135,688
KH Neochem Co. Ltd.	5,500	155,980
Kraton Corp.(1)	988	27,210
Mexichem SAB de CV	212,163	554,920
Minerals Technologies, Inc.	3,495	191,351
PolyOne Corp.	1,519	49,079
Scotts Miracle-Gro Co. (The)	29	1,935
Sherwin-Williams Co. (The)	11	4,328
Sumitomo Bakelite Co. Ltd.	1,000	36,203
Symrise AG	10,780	905,491
Tokai Carbon Co. Ltd.	12,500	195,640
Trinseo SA	1,824	98,277
Umicore SA	22,090	1,040,592

Valvoline, Inc.	2,626	52,310
WR Grace & Co.	1,832	118,695
		6,727,553
Commercial Services and Supplies — 0.5%
Advanced Disposal Services, Inc.(1)	3,860	104,567
Bingo Industries Ltd.	19,820	33,545
Brink's Co. (The)	2,795	185,364
Casella Waste Systems, Inc., Class A(1)	2,659	86,577
Ceco Environmental Corp.	6,256	46,545
Charah Solutions, Inc.(1)	10,304	77,383
Clean Harbors, Inc.(1)	2,540	172,822
Cleanaway Waste Management Ltd.	88,670	113,025
Deluxe Corp.	2,051	96,828
Healthcare Services Group, Inc.	2,572	104,397
HomeServe plc	12,330	149,958
LSC Communications, Inc.	2,425	22,868
MSA Safety, Inc.	6,334	661,523
Multi-Color Corp.	710	37,744
Rentokil Initial plc	33,090	133,739
Republic Services, Inc.	28,238	2,052,338
Rollins, Inc.	561	33,211
Waste Management, Inc.	19,006	1,700,467
		5,812,901
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	795	183,128
Cisco Systems, Inc.	106,450	4,870,088
Lumentum Holdings, Inc.(1)	486	26,560
Palo Alto Networks, Inc.(1)	9,858	1,804,408
Quantenna Communications, Inc.(1)	4,039	72,540
Telefonaktiebolaget LM Ericsson, B Shares	90,290	787,151
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares	66,000	160,751
		7,904,626
Construction and Engineering — 0.2%
Dycom Industries, Inc.(1)	3,452	234,322
Hazama Ando Corp.	32,500	224,088
Jacobs Engineering Group, Inc.	11,334	851,070
Larsen & Toubro Ltd.	30,025	526,843
SHO-BOND Holdings Co. Ltd.	1,300	92,631
Valmont Industries, Inc.	263	32,694
		1,961,648
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., H Shares	118,500	611,997
Buzzi Unicem SpA	26,012	292,268
China Resources Cement Holdings Ltd.	108,000	95,165
CRH plc	27,950	836,710
POSCO Chemtech Co. Ltd.	5,055	288,781
Taiwan Cement Corp.	508,600	570,353
Vulcan Materials Co.	4,910	496,597

Wienerberger AG	7,420	170,775
		3,362,646
Consumer Finance — 0.6%
American Express Co.	29,945	3,076,250
Bharat Financial Inclusion Ltd.(1)	33,252	394,981
Curo Group Holdings Corp.(1)	2,322	32,671
Discover Financial Services	22,417	1,561,792
Green Dot Corp., Class A(1)	1,196	90,585
Synchrony Financial	50,746	1,465,545
		6,621,824
Containers and Packaging — 0.5%
Ball Corp.	18,842	844,122
Graphic Packaging Holding Co.	90,371	994,985
Rengo Co. Ltd.	17,000	148,101
RPC Group plc	22,113	215,548
Silgan Holdings, Inc.	10,102	242,751
Sonoco Products Co.	14,892	812,805
WestRock Co.	44,854	1,927,376
		5,185,688
Distributors — 0.1%
Genuine Parts Co.	5,858	573,616
Pool Corp.	475	69,231
		642,847
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	655	75,266
Cambium Learning Group, Inc.(1)	373	5,364
Chegg, Inc.(1)	2,602	70,983
Graham Holdings Co., Class B	395	229,515
H&R Block, Inc.	55,051	1,461,053
New Oriental Education & Technology Group, Inc. ADR(1)	6,898	403,602
TAL Education Group ADR(1)	13,087	379,261
		2,625,044
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	6,825	1,401,036
Chailease Holding Co. Ltd.	166,000	473,167
Compass Diversified Holdings	18,529	292,943
		2,167,146
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	11,293	346,469
BT Group plc	233,581	718,194
Cellnex Telecom SA	23,926	596,467
Telekomunikasi Indonesia Persero Tbk PT	1,837,600	465,368
Verizon Communications, Inc.	65,313	3,728,719
Vonage Holdings Corp.(1)	171	2,268
		5,857,485
Electric Utilities — 0.7%
Edison International	20,853	1,446,989
Eversource Energy	18,407	1,164,427
Korea Electric Power Corp.	22,845	543,284

OGE Energy Corp.	14,993	541,997
Pinnacle West Capital Corp.	7,811	642,455
ROSSETI PJSC	53,303,562	545,386
Xcel Energy, Inc.	45,121	2,211,380
		7,095,918
Electrical Equipment — 0.5%
AMETEK, Inc.	11,501	771,487
AZZ, Inc.	1,125	49,894
Eaton Corp. plc	19,682	1,410,609
Emerson Electric Co.	5,565	377,752
Generac Holdings, Inc.(1)	2,949	149,603
Hubbell, Inc.	12,066	1,227,112
Melrose Industries plc	67,080	144,603
nVent Electric plc	12,580	307,204
Schneider Electric SE	6,169	446,909
Signify NV	37,522	926,485
		5,811,658
Electronic Equipment, Instruments and Components — 0.7%
Anritsu Corp.	34,400	521,937
Avnet, Inc.	3,817	152,947
Belden, Inc.	3,182	171,987
Career Technology MFG. Co. Ltd.	179,000	247,302
CDW Corp.	17,728	1,595,697
Chroma ATE, Inc.	43,000	150,777
Coherent, Inc.(1)	1,109	136,562
Dolby Laboratories, Inc., Class A	1,693	116,495
Electrocomponents plc	20,670	163,754
FLIR Systems, Inc.	2,253	104,336
Hexagon AB, B Shares	13,020	638,256
Keyence Corp.	1,200	588,115
Keysight Technologies, Inc.(1)	2,093	119,468
National Instruments Corp.	6,809	333,437
Samsung Electro-Mechanics Co. Ltd.	2,275	235,576
Sunny Optical Technology Group Co. Ltd.	19,600	169,958
TDK Corp.	7,500	648,070
TE Connectivity Ltd.	20,266	1,528,462
Tech Data Corp.(1)	1,670	118,002
Vishay Precision Group, Inc.(1)	161	5,225
		7,746,363
Energy Equipment and Services — 0.8%
Baker Hughes a GE Co.	62,475	1,667,458
C&J Energy Services, Inc.(1)	3,139	58,950
Dril-Quip, Inc.(1)	1,760	74,906
FTS International, Inc.(1)	1,550	19,855
Halliburton Co.	72,183	2,503,306
Keane Group, Inc.(1)	1,932	24,285
Liberty Oilfield Services, Inc., Class A	1,309	24,845
Modec, Inc.	4,400	132,583
National Oilwell Varco, Inc.	11,032	405,978

Schlumberger Ltd.	56,120	2,879,517
Seadrill Ltd.(1)	1,780	36,241
Tecnicas Reunidas SA	29,054	781,566
		8,609,490
Entertainment — 0.7%
Activision Blizzard, Inc.	1,794	123,876
Electronic Arts, Inc.(1)	26,935	2,450,546
Entertainment One Ltd.	49,624	259,426
Liberty Media Corp-Liberty Formula One, Class C(1)	6,370	210,720
Netflix, Inc.(1)	3,947	1,191,126
Spotify Technology SA(1)	1,410	211,063
Take-Two Interactive Software, Inc.(1)	12,313	1,586,776
Ubisoft Entertainment SA(1)	9,850	886,950
Vivendi SA	18,950	458,036
Walt Disney Co. (The)	198	22,736
World Wrestling Entertainment, Inc., Class A	1,634	118,612
Zynga, Inc., Class A(1)	15,200	55,328
		7,575,195
Equity Real Estate Investment Trusts (REITs) — 2.8%
Agree Realty Corp.	6,547	374,947
Alexandria Real Estate Equities, Inc.	4,472	546,613
American Campus Communities, Inc.	8,271	326,787
American Tower Corp.	1,401	218,290
Americold Realty Trust	4,393	108,727
AvalonBay Communities, Inc.	2,563	449,499
Boardwalk Real Estate Investment Trust	3,637	135,402
Boston Properties, Inc.	3,075	371,337
Brandywine Realty Trust	3,825	53,779
Camden Property Trust	6,596	595,421
CapitaLand Commercial Trust	140,500	175,479
CareTrust REIT, Inc.	3,707	65,466
Charter Hall Group	87,732	428,679
Columbia Property Trust, Inc.	12,579	282,399
Community Healthcare Trust, Inc.	1,619	48,117
CyrusOne, Inc.	5,484	291,913
Derwent London plc	4,387	164,243
Digital Realty Trust, Inc.	4,978	514,028
Duke Realty Corp.	11,357	313,112
Empire State Realty Trust, Inc., Class A	12,763	202,421
EPR Properties	285	19,591
Equity Residential	10,318	670,257
Extra Space Storage, Inc.	1,535	138,242
Fibra Uno Administracion SA de CV	1,023,341	1,095,722
First Industrial Realty Trust, Inc.	3,831	117,612
Gaming and Leisure Properties, Inc.	33,768	1,137,644
Gecina SA	3,907	573,957
GLP J-Reit	314	310,841
Goodman Group	71,256	523,774
HCP, Inc.	21,469	591,471

Healthcare Trust of America, Inc., Class A	11,081	290,987
Highwoods Properties, Inc.	5,582	238,016
Host Hotels & Resorts, Inc.	36,877	704,719
Hudson Pacific Properties, Inc.	6,003	181,891
Inmobiliaria Colonial Socimi SA	49,597	498,563
Invesco Office J-Reit, Inc.	1,450	204,967
Invitation Homes, Inc.	7,704	168,564
Japan Hotel REIT Investment Corp.	334	237,694
Kimco Realty Corp.	46,716	751,660
Kite Realty Group Trust	9,186	145,506
Lexington Realty Trust	5,640	43,823
Life Storage, Inc.	976	91,900
Link REIT	58,000	514,030
MedEquities Realty Trust, Inc.	9,856	81,509
Medical Properties Trust, Inc.	3,883	57,701
MGM Growth Properties LLC, Class A	18,378	519,914
National Health Investors, Inc.	747	54,875
Northview Apartment Real Estate Investment Trust	6,662	128,083
Orix JREIT, Inc.	288	440,544
Park Hotels & Resorts, Inc.	12,912	375,352
Piedmont Office Realty Trust, Inc., Class A	24,906	448,806
PotlatchDeltic Corp.	16,895	612,444
Prologis, Inc.	16,445	1,060,209
PS Business Parks, Inc.	2,414	315,268
Rayonier, Inc.	4,408	133,122
Regency Centers Corp.	5,124	324,657
Rexford Industrial Realty, Inc.	6,624	209,782
RLJ Lodging Trust	1,827	35,517
Sabra Health Care REIT, Inc.	3,837	83,071
Safestore Holdings plc	27,104	185,001
SBA Communications Corp.(1)	15,278	2,477,633
Segro plc	80,545	632,747
Senior Housing Properties Trust	5,444	87,485
Simon Property Group, Inc.	6,944	1,274,363
STORE Capital Corp.	10,205	296,251
Summit Hotel Properties, Inc.	3,853	44,387
Sun Communities, Inc.	6,676	670,738
Tanger Factory Outlet Centers, Inc.	313	6,967
Taubman Centers, Inc.	3,113	171,246
UDR, Inc.	13,645	534,748
UNITE Group plc (The)	36,696	399,864
Urstadt Biddle Properties, Inc., Class A	1,268	25,246
Vornado Realty Trust	3,330	226,706
Weingarten Realty Investors	15,111	424,921
Welltower, Inc.	6,268	414,127
Weyerhaeuser Co.	70,561	1,879,039
		29,550,413

Food and Staples Retailing — 0.8%
Ain Holdings, Inc.	1,300	101,848
BIM Birlesik Magazalar AS	15,820	224,722
Casey's General Stores, Inc.	479	60,407
Cosmos Pharmaceutical Corp.	800	163,566
Costco Wholesale Corp.	1,604	366,723
CP ALL PCL	100,900	201,648
Future Retail Ltd.(1)	38,082	251,915
President Chain Store Corp.	54,000	609,055
Sysco Corp.	13,704	977,506
Tesco plc	255,480	696,541
US Foods Holding Corp.(1)	52,906	1,543,268
Wal-Mart de Mexico SAB de CV	225,113	575,603
Walgreens Boots Alliance, Inc.	8,216	655,390
Walmart, Inc.	17,646	1,769,541
		8,197,733
Food Products — 1.0%
a2 Milk Co. Ltd.(1)	14,640	100,770
Associated British Foods plc	8,800	268,381
Conagra Brands, Inc.	45,518	1,620,441
Danone SA	14,950	1,059,675
General Mills, Inc.	25,017	1,095,745
Hain Celestial Group, Inc. (The)(1)	2,294	57,075
Hostess Brands, Inc.(1)	3,138	32,635
J.M. Smucker Co. (The)	3,160	342,291
Kellogg Co.	13,854	907,160
Kerry Group plc, A Shares	5,970	611,954
Mondelez International, Inc., Class A	87,272	3,663,678
Orion Corp/Republic of Korea	3,296	275,064
Orkla ASA	95,288	822,232
TreeHouse Foods, Inc.(1)	1,746	79,548
Viscofan SA	841	50,295
		10,986,944
Gas Utilities — 0.1%
Atmos Energy Corp.	3,796	353,331
China Gas Holdings Ltd.	74,200	234,656
Spire, Inc.	5,465	396,650
		984,637
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories	10,620	732,143
ABIOMED, Inc.(1)	1,066	363,719
Align Technology, Inc.(1)	2,751	608,521
Boston Scientific Corp.(1)	30,237	1,092,765
CONMED Corp.	416	28,051
DexCom, Inc.(1)	1,443	191,587
Edwards Lifesciences Corp.(1)	6,576	970,617
Elekta AB, B Shares	6,201	78,638
Haemonetics Corp.(1)	12,270	1,281,847
Hill-Rom Holdings, Inc.	7,359	618,745

Hologic, Inc.(1)	4,114	160,405
ICU Medical, Inc.(1)	2,829	720,631
IDEXX Laboratories, Inc.(1)	1,005	213,181
Insulet Corp.(1)	7,206	635,641
Integer Holdings Corp.(1)	589	43,863
Intuitive Surgical, Inc.(1)	5,695	2,968,120
Masimo Corp.(1)	6,666	770,590
Medtronic plc	50,357	4,523,066
Merit Medical Systems, Inc.(1)	1,680	95,962
Nihon Kohden Corp.	3,400	101,546
Penumbra, Inc.(1)	2,137	290,632
Siemens Healthineers AG(1)	5,982	247,916
STERIS plc	6,526	713,357
Straumann Holding AG	750	511,964
Sysmex Corp.	9,300	653,106
Terumo Corp.	12,000	647,671
Varian Medical Systems, Inc.(1)	610	72,816
Zimmer Biomet Holdings, Inc.	33,825	3,842,182
		23,179,282
Health Care Providers and Services — 1.4%
Amedisys, Inc.(1)	2,651	291,610
Amplifon SpA	12,460	221,007
Cardinal Health, Inc.	16,698	844,919
Cigna Corp.	1,010	215,948
Ensign Group, Inc. (The)	3,396	125,788
Express Scripts Holding Co.(1)	4,002	388,074
Guardant Health, Inc.(1)	1,790	59,929
HealthEquity, Inc.(1)	2,389	219,310
Henry Schein, Inc.(1)	10,958	909,514
Korian SA	2,270	89,578
LHC Group, Inc.(1)	3,627	331,616
Magellan Health, Inc.(1)	638	41,508
McKesson Corp.	11,434	1,426,506
NMC Health plc	18,299	826,127
PetIQ, Inc.(1)	2,545	80,575
Providence Service Corp. (The)(1)	1,201	79,374
Quest Diagnostics, Inc.	24,683	2,322,917
R1 RCM, Inc.(1)	11,707	99,158
Solasto Corp.	6,400	67,327
Tivity Health, Inc.(1)	6,841	235,399
UnitedHealth Group, Inc.	14,546	3,801,597
WellCare Health Plans, Inc.(1)	9,597	2,648,676
		15,326,457
Health Care Technology — 0.3%
athenahealth, Inc.(1)	82	10,458
Cerner Corp.(1)	42,265	2,420,939
HealthStream, Inc.	639	16,812
Inspire Medical Systems, Inc.(1)	1,080	43,287
Teladoc Health, Inc.(1)	1,882	130,498

Vocera Communications, Inc.(1)	2,590	89,899
		2,711,893
Hotels, Restaurants and Leisure — 1.1%
Accor SA	12,720	582,344
Aristocrat Leisure Ltd.	27,280	511,936
Carnival Corp.	7,880	441,595
Carnival plc	5,060	275,718
Chipotle Mexican Grill, Inc.(1)	970	446,520
Churchill Downs, Inc.	462	115,320
Compass Group plc	32,345	636,688
Corporate Travel Management Ltd.	6,380	90,586
Dalata Hotel Group plc	18,830	116,663
Darden Restaurants, Inc.	8,513	907,060
Domino's Pizza, Inc.	2,177	585,156
Haidilao International Holding Ltd.(1)	10,000	21,015
Hilton Worldwide Holdings, Inc.	5,230	372,219
Huazhu Group Ltd. ADR	15,841	414,401
Jubilant Foodworks Ltd.	9,974	146,147
Las Vegas Sands Corp.	18,691	953,802
McDonald's Corp.	2,380	421,022
Melco International Development Ltd.	78,000	133,283
Minor International PCL	269,100	296,294
Planet Fitness, Inc., Class A(1)	16,914	830,308
Red Robin Gourmet Burgers, Inc.(1)	2,388	72,118
Red Rock Resorts, Inc., Class A	16,446	380,560
Round One Corp.	9,900	117,219
Royal Caribbean Cruises Ltd.	16,125	1,688,771
Ruth's Hospitality Group, Inc.	879	23,759
Sodexo SA	4,238	432,592
Texas Roadhouse, Inc.	2,801	169,348
TKP Corp.(1)	1,400	47,769
Yum! Brands, Inc.	5,107	461,724
		11,691,937
Household Durables — 0.5%
Cairn Homes plc(1)	49,044	78,770
Cavco Industries, Inc.(1)	470	94,287
Garmin Ltd.	2,645	174,993
Haier Electronics Group Co. Ltd.(1)	71,000	148,302
Haseko Corp.	80,100	1,015,847
Iida Group Holdings Co. Ltd.	56,400	1,026,681
NVR, Inc.(1)	312	698,577
PlayAGS, Inc.(1)	4,241	102,844
Pressance Corp.	9,800	111,519
PulteGroup, Inc.	38,574	947,763
Roku, Inc.(1)	933	51,875
Sony Corp.	11,100	604,015
Token Corp.	6,300	407,586
TopBuild Corp.(1)	801	36,542
		5,499,601

Household Products — 0.6%
Central Garden & Pet Co., Class A(1)	2,337	69,292
Church & Dwight Co., Inc.	4,308	255,766
Kimberly-Clark Corp.	5,444	567,809
Pigeon Corp.	1,700	72,167
Procter & Gamble Co. (The)	42,429	3,762,604
Reckitt Benckiser Group plc	7,580	613,589
Spectrum Brands Holdings, Inc.	3,363	218,427
Unicharm Corp.	15,000	408,384
		5,968,038
Independent Power and Renewable Electricity Producers†
Clearway Energy, Inc., Class A	1,503	29,188
Industrial Conglomerates — 0.4%
General Electric Co.	35,810	361,681
Honeywell International, Inc.	8,523	1,234,301
Rheinmetall AG	786	68,141
Roper Technologies, Inc.	4,738	1,340,380
Siemens AG	8,160	940,139
		3,944,642
Insurance — 1.6%
Aegon NV	256,881	1,579,311
Aflac, Inc.	30,132	1,297,785
AIA Group Ltd.	172,000	1,301,743
AMERISAFE, Inc.	2,234	145,411
Arthur J. Gallagher & Co.	5,083	376,193
ASR Nederland NV	5,260	239,263
Aviva plc	80,248	439,525
Axis Capital Holdings Ltd.	1,882	104,997
Beazley plc	12,159	81,982
Brown & Brown, Inc.	11,603	326,973
Chubb Ltd.	24,106	3,011,081
Discovery Ltd.	24,926	266,840
Goosehead Insurance, Inc., Class A(1)	2,539	87,037
Hanover Insurance Group, Inc. (The)	748	83,312
Hartford Financial Services Group, Inc. (The)	29,507	1,340,208
Health Insurance Innovations, Inc., Class A(1)	834	40,783
James River Group Holdings Ltd.	3,148	121,198
Japan Post Holdings Co. Ltd.	34,300	407,338
Kemper Corp.	1,398	105,116
Kinsale Capital Group, Inc.	1,651	98,581
NN Group NV	19,673	846,740
Ping An Insurance Group Co. of China Ltd., H Shares	78,500	739,258
ProAssurance Corp.	8,457	371,431
Progressive Corp. (The)	28,992	2,020,742
Reinsurance Group of America, Inc.	3,687	524,918
RenaissanceRe Holdings Ltd.	1,286	157,098
Torchmark Corp.	5,427	459,450
Travelers Cos., Inc. (The)	1,334	166,923

Trupanion, Inc.(1)	2,418	61,079
		16,802,316
Interactive Media and Services — 2.5%
Alphabet, Inc., Class A(1)	13,020	14,199,352
Facebook, Inc., Class A(1)	51,891	7,876,535
QuinStreet, Inc.(1)	1,620	25,758
Tencent Holdings Ltd.	71,100	2,420,788
Twitter, Inc.(1)	35,850	1,245,787
Yandex NV, A Shares(1)	30,323	913,632
		26,681,852
Internet and Direct Marketing Retail — 1.7%
Alibaba Group Holding Ltd. ADR(1)	16,062	2,285,301
Amazon.com, Inc.(1)	8,004	12,790,472
ASOS plc(1)	4,986	347,717
Baozun, Inc. ADR(1)	8,913	354,827
eBay, Inc.(1)	19,911	578,016
Etsy, Inc.(1)	2,224	94,564
Expedia Group, Inc.	4,195	526,179
Just Eat plc(1)	31,937	248,034
Shutterfly, Inc.(1)	811	40,550
Stamps.com, Inc.(1)	12	2,426
Zalando SE(1)	5,033	194,962
ZOZO, Inc.	24,000	578,331
		18,041,379
IT Services — 2.0%
Accenture plc, Class A	1,284	202,384
Afterpay Touch Group Ltd.(1)	7,126	63,028
Akamai Technologies, Inc.(1)	14,097	1,018,508
Amadeus IT Group SA	10,290	829,601
Booz Allen Hamilton Holding Corp.	26,579	1,316,724
Carbonite, Inc.(1)	221	7,560
EVERTEC, Inc.	4,937	128,757
Evo Payments, Inc., Class A(1)	1,535	36,441
Fidelity National Information Services, Inc.	6,024	627,098
Fiserv, Inc.(1)	5,535	438,926
FleetCor Technologies, Inc.(1)	5,770	1,154,173
GDS Holdings Ltd. ADR(1)	6,980	163,821
GreenSky, Inc., Class A(1)	2,797	36,864
International Business Machines Corp.	7,736	892,967
InterXion Holding NV(1)	18,759	1,104,342
Jack Henry & Associates, Inc.	1,552	232,536
Keywords Studios plc	4,830	84,580
MasterCard, Inc., Class A	596	117,811
MAXIMUS, Inc.	3,186	206,994
NEXTDC Ltd.(1)	43,260	179,825
Obic Co. Ltd.	900	81,996
Pagseguro Digital Ltd., Class A(1)	12,234	330,196
PayPal Holdings, Inc.(1)	24,595	2,070,653
Presidio, Inc.	6,181	82,825

Solutions 30 SE(1)	3,148	137,097
Square, Inc., Class A(1)	6,455	474,120
Tata Consultancy Services Ltd.	14,215	372,585
Teradata Corp.(1)	5,491	199,872
VeriSign, Inc.(1)	2,695	384,145
Visa, Inc., Class A	51,459	7,093,623
Wirecard AG	2,340	438,377
Worldline SA(1)	2,170	114,290
Worldpay, Inc., Class A(1)	9,308	854,847
		21,477,566
Leisure Products†
BRP, Inc.	7,023	282,531
Brunswick Corp.	995	51,730
Malibu Boats, Inc., Class A(1)	1,486	59,737
MCBC Holdings, Inc.(1)	633	18,788
Thule Group AB	5,200	103,021
		515,807
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	9,814	635,849
Eurofins Scientific SE	1,260	637,075
Illumina, Inc.(1)	3,079	958,031
Lonza Group AG(1)	4,870	1,531,380
PRA Health Sciences, Inc.(1)	1,029	99,679
QIAGEN NV(1)	7,360	267,168
Siegfried Holding AG(1)	380	152,430
Thermo Fisher Scientific, Inc.	3,576	835,532
		5,117,144
Machinery — 1.3%
Ashok Leyland Ltd.	160,301	248,651
Atlas Copco AB, B Shares	77,438	1,774,927
Caterpillar, Inc.	14,061	1,705,881
Chart Industries, Inc.(1)	1,389	94,521
Cummins, Inc.	13,187	1,802,531
Danieli & C Officine Meccaniche SpA	14,265	210,368
Doosan Infracore Co. Ltd.(1)	55,341	373,942
EnPro Industries, Inc.	3,436	213,719
Epiroc AB, A Shares(1)	61,193	537,361
Evoqua Water Technologies Corp.(1)	3,611	34,666
Global Brass & Copper Holdings, Inc.	3,407	107,729
Graham Corp.	709	17,448
Hyster-Yale Materials Handling, Inc.	75	4,534
Hyundai Heavy Industries Co. Ltd.(1)	4,645	507,483
IMA Industria Macchine Automatiche SpA	1,104	66,336
IMI plc	46,920	596,433
Ingersoll-Rand plc	12,057	1,156,749
ITT, Inc.	1,379	69,640
John Bean Technologies Corp.	1,035	107,609
Kadant, Inc.	209	20,628
Kennametal, Inc.	2,656	94,155

Komatsu Ltd.	28,500	743,725
Lydall, Inc.(1)	72	2,151
Milacron Holdings Corp.(1)	6,882	96,348
Oshkosh Corp.	5,611	315,002
PACCAR, Inc.	5,680	324,953
Parker-Hannifin Corp.	5,730	868,840
Tsubakimoto Chain Co.	2,300	88,669
WABCO Holdings, Inc.(1)	8,474	910,531
Weir Group plc (The)	9,980	202,317
		13,297,847
Marine — 0.1%
D/S Norden A/S(1)	41,991	580,756
Kirby Corp.(1)	4,573	328,981
		909,737
Media — 0.4%
CyberAgent, Inc.	11,600	492,436
Entravision Communications Corp., Class A	26,013	128,504
Naspers Ltd., N Shares	4,355	765,370
Nippon Television Holdings, Inc.	96,800	1,545,917
Townsquare Media, Inc., Class A	1,333	9,198
Tribune Publishing Co.(1)	28	423
TV Asahi Holdings Corp.	42,900	801,084
		3,742,932
Metals and Mining — 0.2%
AMG Advanced Metallurgical Group NV	3,540	169,525
First Quantum Minerals Ltd.	24,530	244,844
KAZ Minerals plc	9,490	62,931
Kirkland Lake Gold Ltd.	11,080	217,400
Largo Resources Ltd.(1)	56,880	172,396
Northern Star Resources Ltd.	14,239	88,532
Sandfire Resources NL	13,530	63,715
SSAB AB, A Shares	25,950	103,645
Trevali Mining Corp.(1)	110,630	41,178
Vale SA ADR	37,919	572,577
		1,736,743
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	6,868	231,726
Granite Point Mortgage Trust, Inc.	2,072	38,560
Starwood Property Trust, Inc.	9,248	200,867
Two Harbors Investment Corp.	7,233	106,253
		577,406
Multi-Utilities — 0.1%
Ameren Corp.	8,733	563,977
NorthWestern Corp.	14,881	874,408
		1,438,385
Multiline Retail — 0.7%
B&M European Value Retail SA	160,767	856,492
Dollar Tree, Inc.(1)	3,772	317,980
Don Quijote Holdings Co. Ltd.	11,300	676,988

Kohl's Corp.	21,920	1,660,002
Lojas Renner SA	45,100	456,635
Macy's, Inc.	7,703	264,136
Magazine Luiza SA	35,200	1,592,915
SACI Falabella	38,076	287,483
Target Corp.	14,761	1,234,462
		7,347,093
Oil, Gas and Consumable Fuels — 3.3%
Aker BP ASA	4,370	144,115
Anadarko Petroleum Corp.	22,405	1,191,946
Ardmore Shipping Corp.(1)	3,727	24,076
Callon Petroleum Co.(1)	7,824	78,005
Centennial Resource Development, Inc., Class A(1)	2,140	41,002
Chevron Corp.	45,401	5,069,022
Cimarex Energy Co.	7,378	586,330
CNOOC Ltd.	706,000	1,211,785
Concho Resources, Inc.(1)	12,290	1,709,416
ConocoPhillips	26,101	1,824,460
Continental Resources, Inc.(1)	16,408	864,373
CVR Energy, Inc.	885	38,055
Devon Energy Corp.	20,666	669,578
Earthstone Energy, Inc., Class A(1)	3,908	32,163
Eni SpA	83,485	1,485,149
EOG Resources, Inc.	6,717	707,569
EQT Corp.	37,113	1,260,729
Extraction Oil & Gas, Inc.(1)	4,695	37,513
Exxon Mobil Corp.	12,996	1,035,521
Gazprom PJSC ADR	253,484	1,201,007
Gaztransport Et Technigaz SA	1,550	114,817
HollyFrontier Corp.	19,451	1,311,775
Imperial Oil Ltd.	9,447	295,082
Kelt Exploration Ltd.(1)	19,028	87,880
Lundin Petroleum AB	21,200	647,272
Marathon Petroleum Corp.	23,868	1,681,501
Matador Resources Co.(1)	1,618	46,663
Neste Oyj	8,640	712,037
Noble Energy, Inc.	53,261	1,323,536
Novatek PJSC GDR	5,636	955,302
Parex Resources, Inc.(1)	9,928	144,570
PBF Energy, Inc., Class A	4,169	174,473
Phillips 66	14,728	1,514,333
Royal Dutch Shell plc, A Shares	38,275	1,220,798
Royal Dutch Shell plc, Class B ADR	8,000	525,680
Saras SpA	377,952	737,595
Surgutneftegas PJSC Preference Shares	2,082,890	1,205,807
TOTAL SA	9,084	534,616
TOTAL SA ADR	38,270	2,242,622
United Tractors Tbk PT	131,900	290,653
		34,978,826

Paper and Forest Products — 0.1%
Domtar Corp.	4,587	212,424
Ence Energia y Celulosa SA	20,350	171,142
Interfor Corp.(1)	5,080	56,185
Louisiana-Pacific Corp.	19,048	414,675
		854,426
Personal Products — 0.5%
Cosmax, Inc.	3,139	316,779
Edgewell Personal Care Co.(1)	22,731	1,090,633
Estee Lauder Cos., Inc. (The), Class A	3,987	547,973
Godrej Consumer Products Ltd.	60,073	588,869
Kose Corp.	500	74,755
Medifast, Inc.	1,217	257,615
Ontex Group NV	48,312	926,967
Shiseido Co. Ltd.	16,800	1,062,628
Unilever NV CVA	13,400	721,311
		5,587,530
Pharmaceuticals — 2.2%
Aerie Pharmaceuticals, Inc.(1)	936	49,776
Allergan plc	14,809	2,339,970
AstraZeneca plc	19,750	1,512,143
Bristol-Myers Squibb Co.	23,078	1,166,362
Catalent, Inc.(1)	2,786	112,387
Dechra Pharmaceuticals plc	2,840	82,984
Elanco Animal Health, Inc.(1)	8,303	253,075
Eli Lilly & Co.	1,800	195,192
Hikma Pharmaceuticals plc	8,650	210,238
Horizon Pharma plc(1)	3,067	55,850
Jazz Pharmaceuticals plc(1)	4,411	700,555
Johnson & Johnson	31,812	4,453,362
Medicines Co. (The)(1)	1,118	26,005
Merck & Co., Inc.	25,483	1,875,804
Novartis AG	6,750	591,392
Novo Nordisk A/S, B Shares	4,928	213,148
Optinose, Inc.(1)	2,136	22,599
Pfizer, Inc.	128,266	5,523,134
Reata Pharmaceuticals, Inc., Class A(1)	425	25,045
Roche Holding AG	2,660	647,338
Sanofi ADR	39,739	1,777,128
Sawai Pharmaceutical Co. Ltd.	2,000	101,564
Zoetis, Inc.	11,666	1,051,690
		22,986,741
Professional Services — 0.8%
Applus Services SA	8,650	117,765
ASGN, Inc.(1)	17	1,140
BG Staffing, Inc.	864	22,326
Capita plc(1)	555,800	913,960
CoStar Group, Inc.(1)	2,719	982,701
IHS Markit Ltd.(1)	13,743	721,920

InnerWorkings, Inc.(1)	19,168	137,818
Insperity, Inc.	848	93,153
Intertek Group plc	14,487	868,090
Kforce, Inc.	1,446	44,566
Korn/Ferry International	1,038	46,855
Nihon M&A Center, Inc.	7,200	172,734
Outsourcing, Inc.	8,400	106,456
Recruit Holdings Co. Ltd.	27,700	745,557
Robert Half International, Inc.	24,662	1,492,791
Teleperformance	1,066	175,798
TransUnion	5,779	379,969
TrueBlue, Inc.(1)	179	4,176
Trust Tech, Inc.	4,300	130,904
Verisk Analytics, Inc.(1)	8,925	1,069,572
		8,228,251
Real Estate Management and Development — 0.6%
Altus Group Ltd.	3,051	66,770
Aroundtown SA	52,258	433,863
Ayala Land, Inc.	733,700	543,710
CapitaLand Ltd.	82,100	186,113
Central Pattana PCL	68,900	164,196
China Resources Land Ltd.	70,000	237,441
CK Asset Holdings Ltd.	45,500	295,328
Colliers International Group, Inc.	2,730	185,394
Corp. Inmobiliaria Vesta SAB de CV	85,044	103,619
FirstService Corp.	1,065	78,133
Iguatemi Empresa de Shopping Centers SA	22,300	231,119
Jones Lang LaSalle, Inc.	6,688	884,555
KWG Property Holding Ltd.(1)	393,000	300,189
Longfor Group Holdings Ltd.	51,000	123,826
Mitsui Fudosan Co. Ltd.	23,000	518,562
Newmark Group, Inc., Class A	398	3,877
Relo Group, Inc.	6,300	148,853
Shurgard Self Storage Europe Sarl(1)	4,393	123,324
Sino Land Co. Ltd.	106,000	166,260
Sumitomo Realty & Development Co. Ltd.	9,300	320,042
Swire Properties Ltd.	70,000	238,780
Tokyu Fudosan Holdings Corp.	29,700	167,406
VGP NV	1,345	95,061
Vonovia SE	16,656	762,540
Wharf Real Estate Investment Co. Ltd.	40,000	247,642
		6,626,603
Road and Rail — 0.7%
ArcBest Corp.	1,472	54,641
Canadian Pacific Railway Ltd.	2,546	521,930
Canadian Pacific Railway Ltd.	2,110	432,707
CJ Logistics Corp.(1)	3,151	438,272
DSV A/S	6,315	507,739
Heartland Express, Inc.	32,264	628,180

Localiza Rent a Car SA	152,500	1,171,974
Norfolk Southern Corp.	9,808	1,646,076
Sankyu, Inc.	2,600	123,047
Seino Holdings Co. Ltd.	3,300	45,741
Union Pacific Corp.	12,617	1,844,858
		7,415,165
Semiconductors and Semiconductor Equipment — 2.4%
Advanced Energy Industries, Inc.(1)	1,547	66,567
Advanced Micro Devices, Inc.(1)	17,817	324,448
Analog Devices, Inc.	10,662	892,516
Applied Materials, Inc.	73,094	2,403,331
ASML Holding NV	10,821	1,849,737
Broadcom, Inc.	14,820	3,312,122
Cypress Semiconductor Corp.	10,954	141,745
Globalwafers Co. Ltd.	28,000	233,262
Inphi Corp.(1)	1,642	52,544
Integrated Device Technology, Inc.(1)	2,923	136,826
Intel Corp.	108,308	5,077,479
Kulicke & Soffa Industries, Inc.	2,378	48,345
Lam Research Corp.	9,143	1,295,837
Marvell Technology Group Ltd.	33,879	555,954
Maxim Integrated Products, Inc.	23,232	1,162,065
Microchip Technology, Inc.	20,481	1,347,240
Monolithic Power Systems, Inc.	532	62,840
NVIDIA Corp.	352	74,212
Powertech Technology, Inc.	59,000	128,895
Qorvo, Inc.(1)	695	51,089
QUALCOMM, Inc.	24,347	1,531,183
Semtech Corp.(1)	1,749	78,600
Skyworks Solutions, Inc.	7,952	689,916
SOITEC(1)	1,800	128,952
Taiwan Semiconductor Manufacturing Co. Ltd.	338,500	2,559,836
Teradyne, Inc.	8,044	277,116
Texas Instruments, Inc.	1,031	95,708
Xilinx, Inc.	13,130	1,120,908
		25,699,273
Software — 3.0%
2U, Inc.(1)	1,228	77,254
Adobe, Inc.(1)	11,465	2,817,638
Autodesk, Inc.(1)	7,680	992,640
Avalara, Inc.(1)	1,772	59,398
Avast plc(1)	25,070	88,539
Aveva Group plc	6,419	214,801
Bottomline Technologies de, Inc.(1)	2,472	164,734
Cadence Design Systems, Inc.(1)	3,658	163,037
CDK Global, Inc.	1,197	68,516
Cornerstone OnDemand, Inc.(1)	479	23,591
Coupa Software, Inc.(1)	619	40,130
Descartes Systems Group, Inc. (The)(1)	4,030	123,308

Fair Isaac Corp.(1)	297	57,235
Five9, Inc.(1)	2,639	103,871
Fortinet, Inc.(1)	321	26,380
Intuit, Inc.	1,534	323,674
LogMeIn, Inc.	4,500	387,540
Microsoft Corp.	140,699	15,028,060
Nice Ltd. ADR(1)	1,170	123,950
Oracle Corp. (New York)	33,500	1,636,140
Paylocity Holding Corp.(1)	2,084	137,106
PTC, Inc.(1)	8,191	675,020
RealPage, Inc.(1)	12,225	647,925
Red Hat, Inc.(1)	3,277	562,464
RingCentral, Inc., Class A(1)	888	69,024
salesforce.com, Inc.(1)	10,410	1,428,668
Sapiens International Corp. NV	3,462	39,363
ServiceNow, Inc.(1)	4,768	863,199
Splunk, Inc.(1)	8,045	803,213
Systena Corp.	12,000	144,955
Tableau Software, Inc., Class A(1)	1,032	110,094
Tyler Technologies, Inc.(1)	3,153	667,364
Ultimate Software Group, Inc. (The)(1)	3,119	831,619
VMware, Inc., Class A(1)	10,297	1,455,893
Workday, Inc., Class A(1)	3,054	406,243
Workiva, Inc.(1)	1,935	65,964
Zendesk, Inc.(1)	1,421	78,112
		31,506,662
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	7,917	1,264,820
Asbury Automotive Group, Inc.(1)	342	22,264
At Home Group, Inc.(1)	2,864	78,302
AutoZone, Inc.(1)	2,965	2,174,738
Boot Barn Holdings, Inc.(1)	4,452	109,875
Burlington Stores, Inc.(1)	8,625	1,479,101
Camping World Holdings, Inc., Class A	7,698	132,021
Conn's, Inc.(1)	1,859	51,643
Fast Retailing Co. Ltd.	1,000	505,783
Five Below, Inc.(1)	4,289	488,174
Foschini Group Ltd. (The)	21,084	230,413
Home Depot, Inc. (The)	1,266	222,664
Hotel Shilla Co. Ltd.	4,515	282,497
Hudson Ltd., Class A(1)	3,052	64,519
JD Sports Fashion plc	21,480	112,102
Kingfisher plc	740,940	2,412,187
Nextage Co. Ltd.	11,600	106,609
Nitori Holdings Co. Ltd.	1,200	156,707
O'Reilly Automotive, Inc.(1)	6,235	1,999,876
Penske Automotive Group, Inc.	2,002	88,849
RH(1)	845	97,775
Ross Stores, Inc.	26,649	2,638,251

Tailored Brands, Inc.	2,751	57,798
TJX Cos., Inc. (The)	14,817	1,628,092
		16,405,060
Technology Hardware, Storage and Peripherals — 1.5%
Apple, Inc.	56,345	12,331,666
Cray, Inc.(1)	4,045	91,781
HP, Inc.	16,955	409,294
Immersion Corp.(1)	1,572	15,736
NetApp, Inc.	15,060	1,182,059
Samsung Electronics Co. Ltd.	45,778	1,703,293
Seagate Technology plc	11,500	462,645
		16,196,474
Textiles, Apparel and Luxury Goods — 1.1%
adidas AG	2,900	683,215
ANTA Sports Products Ltd.	148,000	607,706
Bata India Ltd.	15,161	199,802
Canada Goose Holdings, Inc.(1)	11,741	640,706
Columbia Sportswear Co.	1,725	155,733
Deckers Outdoor Corp.(1)	12,386	1,575,128
Fila Korea Ltd.	8,507	313,913
G-III Apparel Group Ltd.(1)	2,238	89,207
Kering SA	1,020	454,727
Lululemon Athletica, Inc.(1)	5,600	788,088
Michael Kors Holdings Ltd.(1)	21,729	1,204,004
NIKE, Inc., Class B	15,331	1,150,438
Oxford Industries, Inc.	235	20,910
Shenzhou International Group Holdings Ltd.	58,000	640,504
Tapestry, Inc.	54,763	2,317,023
VF Corp.	8,068	668,676
		11,509,780
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	43,843	544,092
Essent Group Ltd.(1)	4,515	177,981
Merchants Bancorp	65	1,495
Mr Cooper Group, Inc.(1)	87	1,261
NMI Holdings, Inc., Class A(1)	2,568	54,287
		779,116
Tobacco — 0.4%
Altria Group, Inc.	57,241	3,722,954
Swedish Match AB	13,730	699,617
		4,422,571
Trading Companies and Distributors — 0.6%
AerCap Holdings NV(1)	21,584	1,080,927
Ashtead Group plc	5,720	141,510
Bunzl plc	30,220	892,675
Ferguson plc	5,839	394,292
Foundation Building Materials, Inc.(1)	11,424	108,871
GMS, Inc.(1)	4,811	79,093
MonotaRO Co. Ltd.	21,800	481,267

MRC Global, Inc.(1)		5,167	81,794
MSC Industrial Direct Co., Inc., Class A		11,400	924,084
Seven Group Holdings Ltd.		13,670	171,827
SiteOne Landscape Supply, Inc.(1)		1,692	115,124
United Rentals, Inc.(1)		6,316	758,362
Univar, Inc.(1)		14,125	347,757
W.W. Grainger, Inc.		170	48,275
Yamazen Corp.		60,300	661,063
			6,286,921
Transportation Infrastructure†
Airports of Thailand PCL		141,600	271,240
Grupo Aeroportuario del Centro Norte SAB de CV		30,233	158,344
			429,584
Water Utilities†
SJW Group		1,349	81,925
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, Series L ADR		34,355	494,368
T-Mobile US, Inc.(1)		400	27,420
			521,788
TOTAL COMMON STOCKS (Cost $551,597,250)			655,995,172
CORPORATE BONDS — 10.7%
Aerospace and Defense — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(2)		50,000	54,000
Bombardier, Inc., 5.75%, 3/15/22(2)		30,000	29,812
Bombardier, Inc., 6.00%, 10/15/22(2)		35,000	34,519
Bombardier, Inc., 7.50%, 3/15/25(2)		80,000	80,376
KLX, Inc., 5.875%, 12/1/22(2)		40,000	41,300
Lockheed Martin Corp., 3.55%, 1/15/26		290,000	283,517
Rockwell Collins, Inc., 4.35%, 4/15/47		50,000	46,478
TransDigm, Inc., 6.00%, 7/15/22		115,000	115,862
TransDigm, Inc., 6.375%, 6/15/26		50,000	49,125
United Technologies Corp., 6.05%, 6/1/36		140,000	158,493
			893,482
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24		210,000	200,619
XPO Logistics, Inc., 6.50%, 6/15/22(2)		15,000	15,431
			216,050
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)		85,000	85,319
United Continental Holdings, Inc., 5.00%, 2/1/24		85,000	83,725
			169,044
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		12,000	12,195
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		130,000	127,855
Tenneco, Inc., 5.00%, 7/15/26		130,000	108,550
ZF North America Capital, Inc., 4.75%, 4/29/25(2)		105,000	101,721
			350,321
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	11,601

BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	55,923
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		$50,000	50,313
Ford Motor Co., 4.35%, 12/8/26		30,000	27,259
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		850,000	880,595
General Motors Co., 4.20%, 10/1/27		80,000	73,258
General Motors Co., 5.00%, 4/1/35		70,000	61,652
General Motors Co., 5.15%, 4/1/38		160,000	141,790
General Motors Financial Co., Inc., 3.20%, 7/6/21		430,000	420,939
General Motors Financial Co., Inc., 5.25%, 3/1/26		200,000	200,002
			1,923,332
Banks — 2.0%
Akbank T.A.S, 5.00%, 10/24/22		130,000	119,075
Avi Funding Co. Ltd., 3.80%, 9/16/25(2)		255,000	247,278
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/26(3)		204,000	186,854
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	226,503
Banistmo SA, 3.65%, 9/19/22		$280,000	266,350
Bank of America Corp., 4.10%, 7/24/23		110,000	110,909
Bank of America Corp., MTN, 4.20%, 8/26/24		360,000	357,784
Bank of America Corp., MTN, 4.00%, 1/22/25		250,000	243,445
Bank of America Corp., MTN, 5.00%, 1/21/44		250,000	256,193
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(3)		80,000	76,320
Bank of America Corp., VRN, 3.00%, 12/20/22(3)		314,000	302,499
Bank of America Corp., VRN, 3.42%, 12/20/27(3)		42,000	38,783
Bank of Nova Scotia, VRN, 2.54%, 11/9/18, resets quarterly off the 3-month LIBOR plus 0.20%		4,000,000	4,000,146
Barclays Bank plc, 5.14%, 10/14/20		100,000	102,281
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	65,531
BPCE SA, VRN, 2.75%, 7/8/21(3)	EUR	100,000	118,355
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(3)	EUR	200,000	227,542
Capital One Financial Corp., 3.75%, 7/28/26		$115,000	105,963
Citigroup, Inc., 2.75%, 4/25/22		580,000	560,763
Citigroup, Inc., 4.05%, 7/30/22		80,000	80,418
Citigroup, Inc., 4.45%, 9/29/27		565,000	550,555
Citigroup, Inc., VRN, 3.52%, 10/27/27(3)		340,000	315,688
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	273,783
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	180,446
Cooperatieve Rabobank UA, 3.95%, 11/9/22		$250,000	247,902
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(3)	EUR	150,000	177,072
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	399,000	497,128
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	60,000	79,846
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	285,000	352,784
Fifth Third BanCorp., 4.30%, 1/16/24		$120,000	120,831
Fifth Third Bank, 2.875%, 10/1/21		230,000	225,678
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25(3)	GBP	50,000	73,005
Huntington Bancshares, Inc., 2.30%, 1/14/22		$170,000	162,595
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	278,198
JPMorgan Chase & Co., 4.625%, 5/10/21		$80,000	82,303
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	128,285
JPMorgan Chase & Co., 3.875%, 9/10/24		1,210,000	1,189,884
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	303,697

JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(3)		160,000	139,576
KEB Hana Bank, MTN, 4.375%, 9/30/24		204,000	201,480
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	300,000	406,327
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	193,216
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19(3)		$459,000	460,618
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		160,000	162,655
Regions Financial Corp., 2.75%, 8/14/22		90,000	86,617
Royal Bank of Canada, 1.50%, 7/29/19		3,000,000	2,967,896
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	41,418
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	139,553
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22(2)		$217,000	214,287
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(2)(3)		150,000	125,161
US Bancorp, MTN, 3.60%, 9/11/24		310,000	305,039
Wells Fargo & Co., 3.07%, 1/24/23		170,000	164,762
Wells Fargo & Co., 4.125%, 8/15/23		300,000	301,209
Wells Fargo & Co., 3.00%, 4/22/26		220,000	202,974
Wells Fargo & Co., MTN, 2.60%, 7/22/20		280,000	276,397
Wells Fargo & Co., MTN, 3.55%, 9/29/25		110,000	105,728
Wells Fargo & Co., MTN, 4.10%, 6/3/26		200,000	195,043
Wells Fargo & Co., MTN, 4.65%, 11/4/44		175,000	164,967
Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18		1,000,000	999,489
Woori Bank, MTN, 4.75%, 4/30/24		153,000	153,190
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(2)		130,000	111,043
Zenith Bank plc, 6.25%, 4/22/19(2)		250,000	251,499
			21,302,816
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		860,000	816,976
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		370,000	350,664
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	58,017
Constellation Brands, Inc., 4.75%, 12/1/25		$270,000	275,564
			1,501,221
Biotechnology — 0.3%
AbbVie, Inc., 2.90%, 11/6/22		460,000	445,744
AbbVie, Inc., 3.60%, 5/14/25		70,000	66,888
AbbVie, Inc., 4.40%, 11/6/42		240,000	211,492
AbbVie, Inc., 4.70%, 5/14/45		20,000	18,147
Amgen, Inc., 4.66%, 6/15/51		219,000	202,865
Biogen, Inc., 3.625%, 9/15/22		270,000	269,684
Celgene Corp., 3.25%, 8/15/22		160,000	156,641
Celgene Corp., 3.625%, 5/15/24		410,000	398,711
Celgene Corp., 3.875%, 8/15/25		140,000	135,278
Celgene Corp., 5.00%, 8/15/45		30,000	28,150
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	102,519
Gilead Sciences, Inc., 3.65%, 3/1/26		700,000	678,641
			2,714,760
Building Products†
Masco Corp., 4.45%, 4/1/25		170,000	169,562
Capital Markets†
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	100,000	112,179

Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	$140,000	122,430
SURA Asset Management SA, 4.375%, 4/11/27	105,000	99,488
		334,097
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	155,000	154,225
CF Industries, Inc., 3.45%, 6/1/23	80,000	76,300
Equate Petrochemical BV, 4.25%, 11/3/26(2)	82,000	79,700
Hexion, Inc., 6.625%, 4/15/20	70,000	62,125
Huntsman International LLC, 5.125%, 11/15/22	85,000	86,275
INEOS Group Holdings SA, 5.625%, 8/1/24(2)	115,000	110,113
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	200,763
NOVA Chemicals Corp., 4.875%, 6/1/24(2)	150,000	138,375
Olin Corp., 5.125%, 9/15/27	60,000	56,175
Platform Specialty Products Corp., 5.875%, 12/1/25(2)	40,000	38,100
Tronox Finance plc, 5.75%, 10/1/25(2)	30,000	26,400
		1,028,551
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21	100,000	103,500
Covanta Holding Corp., 5.875%, 3/1/24	120,000	120,000
HPHT Finance 15 Ltd., 2.875%, 3/17/20(2)	510,000	504,929
Iron Mountain, Inc., 5.75%, 8/15/24	95,000	93,456
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	80,000	78,100
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	81,000	85,795
Republic Services, Inc., 3.55%, 6/1/22	175,000	174,574
RR Donnelley & Sons Co., 6.00%, 4/1/24	65,000	62,888
		1,223,242
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	24,000	29,072
CommScope Technologies LLC, 6.00%, 6/15/25(2)	135,000	131,962
CommScope Technologies LLC, 5.00%, 3/15/27(2)	120,000	108,000
HTA Group Ltd., 9.125%, 3/8/22(2)	153,000	156,634
IHS Netherlands Holdco BV, 9.50%, 10/27/21(2)	88,000	88,997
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	80,000	82,000
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(2)	90,000	88,443
		685,108
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	75,000	74,813
Construction Materials — 0.1%
Builders FirstSource, Inc., 5.625%, 9/1/24(2)	90,000	84,263
Cemex SAB de CV, 6.125%, 5/5/25	205,000	203,975
Owens Corning, 4.20%, 12/15/22	140,000	139,725
Standard Industries, Inc., 6.00%, 10/15/25(2)	80,000	79,000
USG Corp., 5.50%, 3/1/25(2)	65,000	65,894
		572,857
Consumer Finance — 0.2%
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	136,196
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	249,049
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	241,901
CIT Group, Inc., 5.00%, 8/15/22	150,000	151,500

CIT Group, Inc., 5.00%, 8/1/23		50,000	50,250
Discover Financial Services, 3.75%, 3/4/25		350,000	331,961
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		30,000	30,812
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26		100,000	99,625
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)		35,000	31,281
Navient Corp., 5.00%, 10/26/20		100,000	100,800
Navient Corp., 5.50%, 1/25/23		105,000	103,501
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)		80,000	79,700
Synchrony Financial, 2.60%, 1/15/19		140,000	139,818
Synchrony Financial, 3.00%, 8/15/19		50,000	49,805
			1,796,199
Containers and Packaging — 0.1%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(4)		200,000	195,000
Ball Corp., 4.00%, 11/15/23		120,000	116,700
Ball Corp., 5.25%, 7/1/25		35,000	35,306
Berry Global, Inc., 5.50%, 5/15/22		60,000	60,075
Berry Global, Inc., 5.125%, 7/15/23		50,000	49,938
BWAY Holding Co., 5.50%, 4/15/24(2)		30,000	28,875
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		305,000	299,662
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		20,000	20,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21		34,654	34,957
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)		30,000	29,400
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(2)		160,000	160,700
Sealed Air Corp., 5.125%, 12/1/24(2)		80,000	78,400
			1,109,013
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		130,000	125,127
Diversified Financial Services — 0.7%
Ally Financial, Inc., 4.625%, 3/30/25		190,000	186,675
Ally Financial, Inc., 5.75%, 11/20/25		80,000	82,300
Ally Financial, Inc., 8.00%, 11/1/31		45,000	54,337
Barclays plc, MTN, VRN, 2.00%, 2/7/23(3)	EUR	100,000	108,155
Barclays plc, MTN, VRN, 1.375%, 1/24/25(3)	EUR	100,000	107,527
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	158,042
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	220,000	265,212
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$404,000	391,790
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		480,000	475,117
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		70,000	69,206
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	210,410
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$580,000	613,207
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		200,000	191,626
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		280,000	261,920
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		290,000	283,678
HSBC Holdings plc, 2.95%, 5/25/21		200,000	196,705
HSBC Holdings plc, 4.30%, 3/8/26		400,000	394,946
HSBC Holdings plc, 2.625%, 8/16/28	GBP	120,000	148,150
HSBC Holdings plc, VRN, 3.26%, 3/13/22(3)		$210,000	205,179
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		50,000	50,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	80,300

Intercorp Financial Services, Inc., 4.125%, 10/19/27(2)		305,000	275,262
MDC GMTN B.V., 3.25%, 4/28/22(2)		102,000	100,855
Morgan Stanley, 2.75%, 5/19/22		90,000	87,049
Morgan Stanley, 5.00%, 11/24/25		170,000	174,323
Morgan Stanley, 4.375%, 1/22/47		80,000	74,749
Morgan Stanley, MTN, 5.625%, 9/23/19		770,000	786,480
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	244,263
Morgan Stanley, MTN, 4.00%, 7/23/25		600,000	589,793
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)		145,000	158,054
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20(3)	EUR	100,000	117,419
			7,143,229
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 5.00%, 3/1/21		$160,000	164,825
AT&T, Inc., 3.875%, 8/15/21		100,000	100,435
AT&T, Inc., 3.40%, 5/15/25		170,000	159,849
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	137,951
AT&T, Inc., 4.75%, 5/15/46		$210,000	182,947
AT&T, Inc., 5.15%, 11/15/46(2)		291,000	265,715
CenturyLink, Inc., 5.625%, 4/1/20		130,000	132,112
CenturyLink, Inc., 5.80%, 3/15/22		40,000	40,052
Cincinnati Bell, Inc., 7.00%, 7/15/24(2)		30,000	27,150
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	150,000	186,159
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	45,697
Frontier Communications Corp., 7.125%, 3/15/19		$100,000	100,750
Frontier Communications Corp., 7.125%, 1/15/23		145,000	97,150
Frontier Communications Corp., 6.875%, 1/15/25		90,000	51,300
Hughes Satellite Systems Corp., 5.25%, 8/1/26		100,000	95,375
Inmarsat Finance plc, 4.875%, 5/15/22(2)		50,000	49,226
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(2)		100,000	105,000
Level 3 Financing, Inc., 5.375%, 8/15/22		110,000	110,412
Level 3 Financing, Inc., 5.375%, 5/1/25		50,000	48,937
Ooredoo International Finance Ltd., 7.875%, 6/10/19(2)		229,000	235,836
Ooredoo International Finance Ltd., 3.75%, 6/22/26(2)		153,000	144,616
Orange SA, 4.125%, 9/14/21		180,000	183,515
Orange SA, MTN, VRN, 4.00%, 10/1/21(3)	EUR	150,000	181,258
Sprint Capital Corp., 8.75%, 3/15/32		$105,000	114,460
Telecom Italia Capital SA, 6.375%, 11/15/33		175,000	161,000
Telefonica Emisiones SAU, 4.10%, 3/8/27		350,000	333,582
Telefonica Europe BV, VRN, 5.875%, 3/31/24(3)	EUR	100,000	125,091
Verizon Communications, Inc., 3.50%, 11/1/24		$150,000	146,909
Verizon Communications, Inc., 2.625%, 8/15/26		280,000	251,627
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	94,009
Verizon Communications, Inc., 5.01%, 8/21/54		90,000	85,302
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(2)		53,000	49,820
			4,208,067
Electric Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(2)		204,000	216,367
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(2)		153,000	149,628
Greenko Investment Co., 4.875%, 8/16/23(2)		102,000	91,417

Minejesa Capital BV, 4.625%, 8/10/30(2)	204,000	180,528
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(2)	40,000	37,050
		674,990
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24	90,000	89,325
Ensco plc, 5.20%, 3/15/25	60,000	49,425
Halliburton Co., 3.80%, 11/15/25	190,000	185,125
Halliburton Co., 4.85%, 11/15/35	110,000	110,575
Nabors Industries, Inc., 4.625%, 9/15/21	60,000	58,046
Noble Holding International Ltd., 7.75%, 1/15/24	150,000	140,812
Precision Drilling Corp., 5.25%, 11/15/24	65,000	60,613
Transocean, Inc., 9.00%, 7/15/23(2)	190,000	199,737
Weatherford International Ltd., 7.75%, 6/15/21	95,000	78,969
Weatherford International Ltd., 4.50%, 4/15/22	140,000	105,700
		1,078,327
Entertainment — 0.3%
21st Century Fox America, Inc., 6.90%, 8/15/39	140,000	179,699
21st Century Fox America, Inc., 4.75%, 9/15/44	57,000	58,974
Altice Financing SA, 6.625%, 2/15/23(2)	200,000	198,460
Altice France SA, 7.375%, 5/1/26(2)	175,000	168,656
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	50,000	46,438
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	100,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	170,000	171,169
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	140,000	138,950
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	130,000	122,687
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	580,000	584,911
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	40,000	41,013
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	60,450
CSC Holdings LLC, 6.625%, 10/15/25(2)	100,000	105,000
Netflix, Inc., 5.75%, 3/1/24	100,000	102,000
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(2)	105,000	100,538
Univision Communications, Inc., 5.125%, 2/15/25(2)	100,000	91,650
Viacom, Inc., 3.125%, 6/15/22	100,000	96,134
Viacom, Inc., 4.25%, 9/1/23	135,000	134,949
Viacom, Inc., 4.375%, 3/15/43	40,000	32,851
Videotron Ltd., 5.00%, 7/15/22	75,000	75,188
VTR Finance BV, 6.875%, 1/15/24	205,000	208,331
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	25,000	23,952
WMG Acquisition Corp., 5.625%, 4/15/22(2)	98,000	99,470
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)	90,000	82,800
		3,025,020
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	170,000	174,357
Boston Properties LP, 3.65%, 2/1/26	180,000	173,226
Crown Castle International Corp., 5.25%, 1/15/23	150,000	156,587
Crown Castle International Corp., 4.45%, 2/15/26	150,000	148,464
Equinix, Inc., 5.375%, 4/1/23	30,000	30,656
Equinix, Inc., 5.375%, 5/15/27	70,000	69,475
Essex Portfolio LP, 3.625%, 8/15/22	100,000	98,941

Essex Portfolio LP, 3.25%, 5/1/23		50,000	48,495
Hospitality Properties Trust, 4.65%, 3/15/24		210,000	208,070
Iron Mountain, Inc., 4.875%, 9/15/27(2)		80,000	71,600
Kilroy Realty LP, 3.80%, 1/15/23		140,000	138,342
Kimco Realty Corp., 2.80%, 10/1/26		150,000	133,014
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	90,450
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		50,000	50,187
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(2)		55,000	49,088
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(2)		50,000	48,125
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23		90,000	85,275
Welltower, Inc., 3.75%, 3/15/23		160,000	158,380
			1,932,732
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24		110,000	104,500
Cencosud SA, 4.375%, 7/17/27		252,000	222,393
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(2)		408,000	398,055
CVS Health Corp., 3.50%, 7/20/22		160,000	158,364
Horizon Pharma, Inc., 6.625%, 5/1/23		75,000	75,937
Kroger Co. (The), 3.30%, 1/15/21		190,000	189,230
Kroger Co. (The), 3.875%, 10/15/46		90,000	71,752
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(2)		200,000	196,714
Rite Aid Corp., 6.125%, 4/1/23(2)		140,000	119,612
SUPERVALU, Inc., 6.75%, 6/1/21		18,000	18,365
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	70,996
Walmart, Inc., 2.55%, 4/11/23		$44,000	42,275
Walmart, Inc., 4.05%, 6/29/48		220,000	209,503
			1,877,696
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		70,000	66,937
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		65,000	66,056
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(2)		50,000	49,263
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(2)		35,000	33,994
Kraft Heinz Foods Co., 5.20%, 7/15/45		30,000	28,267
Kraft Heinz Foods Co., 4.375%, 6/1/46		80,000	66,939
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)		130,000	127,819
MHP SE, 7.75%, 5/10/24(2)		128,000	126,736
Minerva Luxembourg SA, 6.50%, 9/20/26		316,000	293,090
Minerva Luxembourg SA, 5.875%, 1/19/28(2)		80,000	69,476
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)		200,000	187,500
Post Holdings, Inc., 5.00%, 8/15/26(2)		215,000	199,144
			1,315,221
Gas Utilities — 0.4%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		120,000	122,423
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22		19,000	19,618
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		75,000	77,250
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		130,000	127,725
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23		40,000	40,950
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	70,175
Enbridge, Inc., 4.00%, 10/1/23		120,000	119,956

Enbridge, Inc., 4.50%, 6/10/44	59,000	53,523
Energy Transfer Equity LP, 5.50%, 6/1/27	110,000	112,096
Energy Transfer LP, 4.25%, 3/15/23	140,000	138,950
Energy Transfer Operating LP, 4.15%, 10/1/20	200,000	201,775
Energy Transfer Operating LP, 3.60%, 2/1/23	27,000	26,318
Energy Transfer Operating LP, 6.50%, 2/1/42	100,000	103,771
Enterprise Products Operating LLC, 4.85%, 3/15/44	360,000	347,349
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	15,000	15,150
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	160,000	145,600
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	150,000	156,298
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	300,000	328,019
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	204,713
MPLX LP, 4.875%, 6/1/25	220,000	224,608
MPLX LP, 4.50%, 4/15/38	60,000	53,622
MPLX LP, 5.20%, 3/1/47	40,000	37,956
NuStar Logistics LP, 4.75%, 2/1/22	40,000	39,650
ONEOK, Inc., 4.00%, 7/13/27	90,000	86,447
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	130,000	127,526
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	45,002	45,835
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	350,000	365,892
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	300,000	289,977
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	84,000	80,980
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	86,000	84,065
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	20,000	19,025
TransCanada PipeLines Ltd., 2.50%, 8/1/22	28,000	26,783
Williams Cos., Inc. (The), 4.55%, 6/24/24	270,000	272,110
Williams Cos., Inc. (The), 5.10%, 9/15/45	150,000	142,219
		4,308,354
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	230,000	223,265
Becton Dickinson and Co., 3.70%, 6/6/27	100,000	94,093
DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	70,875
Mallinckrodt International Finance SA, 4.75%, 4/15/23	110,000	90,750
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(2)	60,000	51,750
Medtronic, Inc., 3.50%, 3/15/25	240,000	235,178
Medtronic, Inc., 4.375%, 3/15/35	240,000	239,215
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(2)	40,000	38,400
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	210,075
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	61,000	60,450
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	117,203
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	100,000	98,919
		1,530,173
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	60,000	60,375
Aetna, Inc., 2.75%, 11/15/22	160,000	153,569
Anthem, Inc., 3.65%, 12/1/27	100,000	93,668
Anthem, Inc., 4.65%, 1/15/43	100,000	94,767
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	30,630
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	80,000	73,876

CHS / Community Health Systems, Inc., 8.125%, 6/30/24(2)	60,000	47,700
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/22/19(2)(3)	95,000	79,563
CVS Health Corp., 4.30%, 3/25/28	250,000	244,325
CVS Health Corp., 4.78%, 3/25/38	100,000	96,093
CVS Health Corp., 5.05%, 3/25/48	100,000	97,852
DaVita, Inc., 5.125%, 7/15/24	130,000	124,475
DaVita, Inc., 5.00%, 5/1/25	130,000	122,850
Encompass Health Corp., 5.75%, 11/1/24	45,000	45,056
Envision Healthcare Corp., 8.75%, 10/15/26(2)	200,000	194,500
Express Scripts Holding Co., 3.40%, 3/1/27	250,000	230,080
HCA, Inc., 7.50%, 2/15/22	145,000	157,687
HCA, Inc., 5.00%, 3/15/24	120,000	121,725
HCA, Inc., 5.375%, 2/1/25	160,000	161,400
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	50,000	50,110
Northwell Healthcare, Inc., 4.26%, 11/1/47	70,000	63,766
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	50,000
Tenet Healthcare Corp., 8.125%, 4/1/22	195,000	203,775
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	40,038
Tenet Healthcare Corp., 5.125%, 5/1/25	100,000	96,500
UnitedHealth Group, Inc., 2.875%, 3/15/22	290,000	284,657
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	99,132
Universal Health Services, Inc., 4.75%, 8/1/22(2)	50,000	50,125
		3,168,294
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(2)	40,000	39,745
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)	100,000	94,000
Aramark Services, Inc., 5.125%, 1/15/24	60,000	59,850
Aramark Services, Inc., 5.00%, 4/1/25(2)	70,000	69,431
Boyd Gaming Corp., 6.875%, 5/15/23	81,000	84,443
Boyd Gaming Corp., 6.375%, 4/1/26	35,000	34,825
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(2)	150,000	139,969
Eldorado Resorts, Inc., 7.00%, 8/1/23	110,000	115,775
Golden Nugget, Inc., 6.75%, 10/15/24(2)	120,000	120,000
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	235,000	226,258
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	80,000	77,800
International Game Technology plc, 6.25%, 2/15/22(2)	95,000	98,563
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)	75,000	77,156
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	75,000	73,875
McDonald's Corp., MTN, 3.375%, 5/26/25	100,000	96,492
McDonald's Corp., MTN, 4.70%, 12/9/35	80,000	80,669
MGM Resorts International, 6.00%, 3/15/23	130,000	132,275
Penn National Gaming, Inc., 5.625%, 1/15/27(2)	150,000	139,875
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(2)	50,000	49,875
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	120,000	125,398
Scientific Games International, Inc., 6.25%, 9/1/20	100,000	97,750
Scientific Games International, Inc., 10.00%, 12/1/22	115,000	120,606
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	150,000	143,062
		2,297,692

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23		5,000	4,725
Beazer Homes USA, Inc., 6.75%, 3/15/25		110,000	96,937
Beazer Homes USA, Inc., 5.875%, 10/15/27		20,000	16,250
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)		50,000	49,188
Century Communities, Inc., 6.875%, 5/15/22		30,000	30,075
Lennar Corp., 4.75%, 4/1/21		60,000	60,525
Lennar Corp., 4.50%, 4/30/24		110,000	105,394
Meritage Homes Corp., 5.125%, 6/6/27		160,000	141,200
PulteGroup, Inc., 5.50%, 3/1/26		60,000	58,950
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)		60,000	56,700
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(2)		200,000	195,000
Toll Brothers Finance Corp., 4.35%, 2/15/28		130,000	115,375
William Lyon Homes, Inc., 5.875%, 1/31/25		100,000	88,625
			1,018,944
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(2)		70,000	68,250
Spectrum Brands, Inc., 6.625%, 11/15/22		30,000	30,713
Spectrum Brands, Inc., 5.75%, 7/15/25		144,000	140,400
			239,363
Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47		100,000	89,822
Rumo Luxembourg Sarl, 7.375%, 2/9/24		180,000	186,750
			276,572
Insurance — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		180,000	184,954
Allianz SE, MTN, VRN, 4.75%, 10/24/23(3)	EUR	200,000	253,574
Allianz SE, VRN, 3.375%, 9/18/24(3)	EUR	100,000	118,981
American International Group, Inc., 4.125%, 2/15/24		$340,000	338,351
American International Group, Inc., 4.50%, 7/16/44		110,000	97,967
AXA SA, 7.125%, 12/15/20	GBP	55,000	78,127
AXA SA, MTN, VRN, 6.69%, 7/6/26(3)	GBP	50,000	71,529
AXA SA, MTN, VRN, 3.375%, 7/6/27(3)	EUR	200,000	230,538
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$290,000	286,966
Berkshire Hathaway, Inc., 2.75%, 3/15/23		90,000	87,413
Berkshire Hathaway, Inc., 4.50%, 2/11/43		27,000	27,141
Chubb INA Holdings, Inc., 3.15%, 3/15/25		210,000	201,396
Chubb INA Holdings, Inc., 3.35%, 5/3/26		100,000	96,288
CNP Assurances, VRN, 4.00%, 11/18/24(3)	EUR	400,000	472,351
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25(3)	EUR	200,000	234,955
Fiore Capital LLC, VRDN, 2.30%, 11/8/18 (LOC: Wells Fargo Bank N.A.)(3)		$2,500,000	2,500,000
Genworth Holdings, Inc., 7.625%, 9/24/21		35,000	35,787
Genworth Holdings, Inc., VRN, 4.32%, 11/15/18, resets quarterly off the 3-month LIBOR plus 2.00%		25,000	15,625
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	67,164
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(3)	EUR	100,000	110,539
Liberty Mutual Group, Inc., VRN, 5.24%, 12/15/18, resets quarterly off the 3-month LIBOR plus 2.91%(2)		$100,000	96,750
Markel Corp., 4.90%, 7/1/22		200,000	205,666
MetLife, Inc., 4.125%, 8/13/42		90,000	81,639
MetLife, Inc., 4.875%, 11/13/43		50,000	50,469

Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	119,000	116,008
Principal Financial Group, Inc., 3.30%, 9/15/22	80,000	78,893
Prudential Financial, Inc., 3.94%, 12/7/49	244,000	211,847
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	25,000	25,797
Voya Financial, Inc., 5.70%, 7/15/43	150,000	160,950
Voya Financial, Inc., VRN, 5.65%, 5/15/23(3)	75,000	74,062
WR Berkley Corp., 4.625%, 3/15/22	130,000	133,114
WR Berkley Corp., 4.75%, 8/1/44	80,000	76,674
		6,821,515
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23	330,000	316,210
JD.com, Inc., 3.875%, 4/29/26	255,000	229,469
		545,679
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	91,350
Fidelity National Information Services, Inc., 3.00%, 8/15/26	260,000	236,789
First Data Corp., 5.00%, 1/15/24(2)	160,000	159,000
First Data Corp., 5.75%, 1/15/24(2)	120,000	121,200
		608,339
Life Sciences Tools and Services†
IQVIA, Inc., 4.875%, 5/15/23(2)	120,000	119,250
IQVIA, Inc., 5.00%, 10/15/26(2)	40,000	38,637
		157,887
Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(2)	90,000	94,050
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	130,000	129,675
Media — 0.4%
Altice US Finance I Corp., 5.375%, 7/15/23(2)	105,000	105,243
Altice US Finance I Corp., 5.50%, 5/15/26(2)	25,000	24,414
AMC Networks, Inc., 4.75%, 8/1/25	170,000	158,457
CBS Corp., 4.00%, 1/15/26	110,000	106,631
CBS Corp., 4.85%, 7/1/42	70,000	65,171
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	110,000	110,275
Comcast Corp., 6.40%, 5/15/38	230,000	271,177
Comcast Corp., 4.75%, 3/1/44	150,000	146,921
Digicel Ltd., 6.00%, 4/15/21	153,000	139,421
Discovery Communications LLC, 5.625%, 8/15/19	81,000	82,601
Discovery Communications LLC, 3.95%, 3/20/28	190,000	177,284
DISH DBS Corp., 6.75%, 6/1/21	95,000	96,187
DISH DBS Corp., 5.00%, 3/15/23	135,000	118,631
DISH DBS Corp., 5.875%, 11/15/24	100,000	85,375
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(2)	200,000	186,252
Gray Television, Inc., 5.125%, 10/15/24(2)	100,000	95,375
Gray Television, Inc., 5.875%, 7/15/26(2)	75,000	72,164
GTH Finance BV, 7.25%, 4/26/23(2)	217,000	225,325
Lamar Media Corp., 5.00%, 5/1/23	100,000	100,312
Lamar Media Corp., 5.375%, 1/15/24	140,000	140,875
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(2)	125,000	128,134

Myriad International Holdings BV, 6.00%, 7/18/20		153,000	158,222
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)		90,000	86,400
Sirius XM Radio, Inc., 4.625%, 5/15/23(2)		70,000	68,250
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)		60,000	59,588
TEGNA, Inc., 5.50%, 9/15/24(2)		100,000	100,250
Time Warner Cable LLC, 5.50%, 9/1/41		80,000	73,373
Time Warner Cable LLC, 4.50%, 9/15/42		14,000	11,362
Turk Telekomunikasyon AS, 4.875%, 6/19/24(2)		205,000	178,332
Warner Media LLC, 2.95%, 7/15/26		240,000	212,757
Warner Media LLC, 3.80%, 2/15/27		180,000	168,819
Warner Media LLC, 5.35%, 12/15/43		19,000	17,962
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	123,251
			3,894,791
Metals and Mining — 0.2%
AK Steel Corp., 7.00%, 3/15/27		$80,000	71,200
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)		70,000	73,850
Allegheny Technologies, Inc., 5.95%, 1/15/21		110,000	110,825
Arconic, Inc., 5.40%, 4/15/21		25,000	25,344
Arconic, Inc., 5.125%, 10/1/24		115,000	113,203
Barrick North America Finance LLC, 5.75%, 5/1/43		70,000	75,324
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		160,000	151,800
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)		80,000	76,400
First Quantum Minerals Ltd., 7.25%, 4/1/23		150,000	139,125
First Quantum Minerals Ltd., 6.50%, 3/1/24(2)		250,000	219,062
First Quantum Minerals Ltd., 6.875%, 3/1/26(2)		150,000	130,125
Freeport-McMoRan, Inc., 3.55%, 3/1/22		100,000	94,875
Freeport-McMoRan, Inc., 3.875%, 3/15/23		16,000	14,840
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	158,400
Lundin Mining Corp., 7.875%, 11/1/22(2)		70,000	72,937
Nexa Resources SA, 5.375%, 5/4/27		230,000	224,252
Novelis Corp., 6.25%, 8/15/24(2)		50,000	49,625
Novelis Corp., 5.875%, 9/30/26(2)		125,000	118,125
Southern Copper Corp., 5.25%, 11/8/42		60,000	58,639
Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	100,625
Steel Dynamics, Inc., 5.00%, 12/15/26		65,000	63,700
Teck Resources Ltd., 6.25%, 7/15/41		40,000	40,100
Vedanta Resources plc, 6.125%, 8/9/24(2)		217,000	192,554
			2,374,930
Mortgage Real Estate Investment Trusts (REITs)†
iStar, Inc., 5.00%, 7/1/19		24,000	24,030
Multi-Utilities — 0.5%
AES Corp., 4.875%, 5/15/23		210,000	208,425
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24		120,000	115,800
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		75,000	71,250
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		60,000	55,950
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		90,000	88,364
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		110,000	95,505
Calpine Corp., 5.375%, 1/15/23		120,000	114,150
Centrica plc, VRN, 5.25%, 4/10/25(3)	GBP	100,000	132,134

China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		$255,000	257,429
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		100,000	91,973
Dominion Energy, Inc., 2.75%, 9/15/22		140,000	135,162
Dominion Energy, Inc., 3.625%, 12/1/24		225,000	220,798
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	69,979
Duke Energy Florida LLC, 6.35%, 9/15/37		270,000	333,826
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	118,571
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	56,310
Exelon Corp., 5.15%, 12/1/20		200,000	205,201
Exelon Corp., 4.45%, 4/15/46		100,000	94,419
Exelon Generation Co. LLC, 4.25%, 6/15/22		19,000	19,232
Exelon Generation Co. LLC, 5.60%, 6/15/42		80,000	79,815
FirstEnergy Corp., 4.25%, 3/15/23		230,000	232,359
FirstEnergy Corp., 4.85%, 7/15/47		50,000	48,948
Florida Power & Light Co., 3.95%, 3/1/48		90,000	83,644
Georgia Power Co., 4.30%, 3/15/42		60,000	55,137
Israel Electric Corp. Ltd., 6.875%, 6/21/23(2)		102,000	111,765
Listrindo Capital BV, 4.95%, 9/14/26		102,000	91,188
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	199,728
NiSource, Inc., 5.65%, 2/1/45		110,000	119,218
NRG Energy, Inc., 6.25%, 5/1/24		80,000	82,070
NRG Energy, Inc., 7.25%, 5/15/26		50,000	53,375
Pacific Gas & Electric Co., 4.00%, 12/1/46		40,000	32,684
Pampa Energia SA, 7.50%, 1/24/27		204,000	179,010
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24		204,000	202,473
Potomac Electric Power Co., 3.60%, 3/15/24		19,000	18,960
Progress Energy, Inc., 3.15%, 4/1/22		110,000	107,791
Sempra Energy, 2.875%, 10/1/22		110,000	106,185
Sempra Energy, 3.25%, 6/15/27		140,000	129,157
Sempra Energy, 4.00%, 2/1/48		70,000	60,731
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	42,885
Southern Power Co., 5.15%, 9/15/41		60,000	59,206
Southwestern Public Service Co., 3.70%, 8/15/47		60,000	53,939
SSE plc, VRN, 2.375%, 4/1/21(3)	EUR	200,000	228,857
Vistra Energy Corp., 7.375%, 11/1/22		$65,000	67,600
Vistra Energy Corp., 7.625%, 11/1/24		64,000	68,000
Xcel Energy, Inc., 3.35%, 12/1/26		70,000	66,854
			5,066,057
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20		1,000	875
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		210,000	196,330
			197,205
Oil, Gas and Consumable Fuels — 1.1%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24		85,000	76,500
Anadarko Petroleum Corp., 5.55%, 3/15/26		210,000	218,824
Anadarko Petroleum Corp., 6.45%, 9/15/36		55,000	59,853
Antero Resources Corp., 5.125%, 12/1/22		160,000	159,300
Antero Resources Corp., 5.00%, 3/1/25		140,000	136,500
Apache Corp., 4.75%, 4/15/43		100,000	89,442

BP Capital Markets plc, 4.50%, 10/1/20	24,000	24,530
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	20,000	19,300
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	11,000	11,032
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	69,125
Cenovus Energy, Inc., 4.25%, 4/15/27	50,000	47,228
Chesapeake Energy Corp., 8.00%, 12/15/22(2)	67,000	70,015
Chesapeake Energy Corp., 8.00%, 1/15/25	95,000	96,603
Cimarex Energy Co., 4.375%, 6/1/24	220,000	219,319
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	255,000	243,803
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	150,000	150,667
CNX Resources Corp., 5.875%, 4/15/22	170,000	167,345
Concho Resources, Inc., 4.375%, 1/15/25	210,000	209,638
Concho Resources, Inc., 4.875%, 10/1/47	60,000	56,922
Continental Resources, Inc., 5.00%, 9/15/22	8,000	8,081
Continental Resources, Inc., 3.80%, 6/1/24	280,000	270,819
Denbury Resources, Inc., 9.00%, 5/15/21(2)	40,000	41,950
Denbury Resources, Inc., 4.625%, 7/15/23	75,000	62,438
Diamondback Energy, Inc., 4.75%, 11/1/24	100,000	97,500
Ecopetrol SA, 5.875%, 5/28/45	395,000	377,521
Encana Corp., 6.50%, 2/1/38	130,000	148,474
EOG Resources, Inc., 5.625%, 6/1/19	60,000	60,849
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(2)	45,000	34,425
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	80,000	77,600
Equinor ASA, 2.45%, 1/17/23	230,000	221,077
Exxon Mobil Corp., 2.71%, 3/6/25	240,000	226,754
Exxon Mobil Corp., 3.04%, 3/1/26	120,000	114,724
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	40,000	34,900
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19(2)	714,000	731,257
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(2)	140,000	146,846
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(2)	140,000	154,883
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(2)	200,000	192,000
Gulfport Energy Corp., 6.00%, 10/15/24	40,000	37,700
Gulfport Energy Corp., 6.375%, 5/15/25	140,000	133,525
Halcon Resources Corp., 6.75%, 2/15/25	145,000	132,675
Hess Corp., 6.00%, 1/15/40	130,000	128,424
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	20,000	19,550
Laredo Petroleum, Inc., 6.25%, 3/15/23	50,000	49,375
Marathon Oil Corp., 3.85%, 6/1/25	120,000	115,421
MEG Energy Corp., 7.00%, 3/31/24(2)	50,000	49,250
MEG Energy Corp., 6.50%, 1/15/25(2)	70,000	72,406
Murphy Oil Corp., 4.45%, 12/1/22	80,000	78,094
Newfield Exploration Co., 5.75%, 1/30/22	230,000	238,338
Newfield Exploration Co., 5.375%, 1/1/26	60,000	60,863
Noble Energy, Inc., 4.15%, 12/15/21	175,000	176,383
Oasis Petroleum, Inc., 6.875%, 3/15/22	120,000	120,900
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(2)	120,000	117,900
Petrobras Global Finance BV, 5.75%, 2/1/29	380,000	352,450
Petrobras Global Finance BV, 7.25%, 3/17/44	180,000	174,263
Petroleos Mexicanos, 6.00%, 3/5/20	122,000	123,829

Petroleos Mexicanos, 4.875%, 1/24/22		40,000	39,685
Petroleos Mexicanos, 3.50%, 1/30/23		70,000	64,645
Petroleos Mexicanos, 6.50%, 3/13/27		140,000	136,010
Petroleos Mexicanos, 6.625%, 6/15/35		70,000	64,400
Petroleos Mexicanos, 5.50%, 6/27/44		230,000	178,457
Phillips 66, 4.30%, 4/1/22		260,000	265,567
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19(3)		204,000	204,981
QEP Resources, Inc., 5.375%, 10/1/22		110,000	108,763
Range Resources Corp., 5.00%, 8/15/22		100,000	98,625
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(2)		459,000	471,580
Reliance Industries Ltd., 4.125%, 1/28/25		332,000	319,771
Saka Energi Indonesia PT, 4.45%, 5/5/24		204,000	188,367
Sanchez Energy Corp., 7.75%, 6/15/21		80,000	40,400
Sanchez Energy Corp., 6.125%, 1/15/23		70,000	26,425
Shell International Finance BV, 2.375%, 8/21/22		180,000	173,631
Shell International Finance BV, 3.625%, 8/21/42		165,000	145,117
SM Energy Co., 5.00%, 1/15/24		80,000	76,600
Southwestern Energy Co., 6.20%, 1/23/25		100,000	97,625
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		70,000	66,850
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		100,000	94,000
Total Capital Canada Ltd., 2.75%, 7/15/23		17,000	16,406
TOTAL SA, MTN, VRN, 2.25%, 2/26/21(3)	EUR	150,000	173,828
Tullow Oil plc, 7.00%, 3/1/25(2)		$250,000	245,338
Whiting Petroleum Corp., 5.75%, 3/15/21		100,000	101,000
WPX Energy, Inc., 6.00%, 1/15/22		70,000	71,925
WPX Energy, Inc., 8.25%, 8/1/23		50,000	56,438
YPF SA, 8.50%, 7/28/25		204,000	194,004
YPF SA, 6.95%, 7/21/27		204,000	173,186
			11,203,014
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47		170,000	147,335
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23		45,000	39,544
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22		270,000	262,348
Allergan Funding SCS, 3.85%, 6/15/24		230,000	226,097
Allergan Funding SCS, 4.55%, 3/15/35		110,000	104,081
Bausch Health Cos., Inc., 7.00%, 3/15/24(2)		60,000	62,981
Bausch Health Cos., Inc., 6.125%, 4/15/25(2)		195,000	179,829
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)		130,000	111,475
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		550,000	528,951
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		110,000	89,768
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28		250,000	256,081
Zoetis, Inc., 3.00%, 9/12/27		100,000	91,322
			1,912,933
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(2)		40,000	34,600
Real Estate Management and Development†
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	97,088	146,298

Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	$265,000	266,353
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	18,000	18,949
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	160,000	157,578
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	70,000	66,245
CSX Corp., 3.40%, 8/1/24	200,000	195,710
CSX Corp., 3.25%, 6/1/27	100,000	93,217
Union Pacific Corp., 4.75%, 9/15/41	220,000	220,284
		1,018,336
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.00%, 7/1/24	45,000	47,081
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	70,000	67,725
Sensata Technologies BV, 5.00%, 10/1/25(2)	20,000	19,400
		134,206
Software — 0.2%
Infor US, Inc., 6.50%, 5/15/22	198,000	198,495
Microsoft Corp., 2.70%, 2/12/25	340,000	322,828
Microsoft Corp., 3.125%, 11/3/25	100,000	96,988
Microsoft Corp., 4.25%, 2/6/47	340,000	342,737
Oracle Corp., 3.625%, 7/15/23	280,000	281,041
Oracle Corp., 2.65%, 7/15/26	280,000	256,370
Rackspace Hosting, Inc., 8.625%, 11/15/24(2)	130,000	122,525
Tencent Holdings Ltd., 3.80%, 2/11/25(2)	153,000	147,542
Tencent Holdings Ltd., 3.60%, 1/19/28(2)	400,000	367,451
		2,135,977
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	130,000	128,375
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)	60,000	61,538
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(2)	70,000	63,175
Herc Rentals, Inc., 7.50%, 6/1/22(2)	52,000	54,340
Hertz Corp. (The), 7.375%, 1/15/21	40,000	39,250
Hertz Corp. (The), 6.25%, 10/15/22	75,000	66,187
Home Depot, Inc. (The), 3.75%, 2/15/24	230,000	232,905
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	311,291
Party City Holdings, Inc., 6.125%, 8/15/23(2)	50,000	50,125
PetSmart, Inc., 7.125%, 3/15/23(2)	180,000	126,900
PetSmart, Inc., 5.875%, 6/1/25(2)	50,000	39,375
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	55,000	53,213
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	46,754
United Rentals North America, Inc., 4.625%, 7/15/23	260,000	258,700
United Rentals North America, Inc., 5.50%, 7/15/25	70,000	68,469
United Rentals North America, Inc., 5.50%, 5/15/27	85,000	80,962
		1,681,559
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.50%, 2/9/25	380,000	354,895
Apple, Inc., 2.45%, 8/4/26	140,000	127,652
Apple, Inc., 3.20%, 5/11/27	190,000	180,859
Apple, Inc., 2.90%, 9/12/27	90,000	83,474
Dell International LLC / EMC Corp., 7.125%, 6/15/24(2)	160,000	169,465

Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	520,000	540,005
EMC Corp., 2.65%, 6/1/20	25,000	24,364
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	270,545
NCR Corp., 5.00%, 7/15/22	90,000	86,850
Seagate HDD Cayman, 4.75%, 6/1/23	150,000	142,900
Western Digital Corp., 4.75%, 2/15/26	60,000	55,500
		2,036,509
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(2)	115,000	110,687
L Brands, Inc., 5.625%, 2/15/22	105,000	106,969
		217,656
Wireless Telecommunication Services — 0.2%
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23	433,000	420,960
C&W Senior Financing DAC, 6.875%, 9/15/27(2)	228,000	218,310
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	204,000	209,304
Digicel Group Ltd., 8.25%, 9/30/20	160,000	115,000
Millicom International Cellular SA, 5.125%, 1/15/28(2)	255,000	232,305
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	211,000	189,880
Sprint Communications, Inc., 9.00%, 11/15/18(2)	19,000	19,062
Sprint Communications, Inc., 6.00%, 11/15/22	85,000	86,009
Sprint Corp., 7.25%, 9/15/21	120,000	125,550
Sprint Corp., 7.875%, 9/15/23	75,000	80,250
Sprint Corp., 7.125%, 6/15/24	205,000	210,125
T-Mobile USA, Inc., 6.375%, 3/1/25	100,000	103,375
T-Mobile USA, Inc., 6.50%, 1/15/26	80,000	84,600
VEON Holdings BV, 5.20%, 2/13/19(2)	306,000	307,377
		2,402,107
TOTAL CORPORATE BONDS (Cost $116,805,126)		113,308,501
U.S. TREASURY SECURITIES — 8.0%
U.S. Treasury Bonds, 4.375%, 11/15/39	1,400,000	1,621,977
U.S. Treasury Bonds, 2.875%, 5/15/43	1,400,000	1,280,535
U.S. Treasury Bonds, 3.125%, 8/15/44(5)	390,000	372,465
U.S. Treasury Bonds, 3.00%, 11/15/44	300,000	279,984
U.S. Treasury Bonds, 2.50%, 2/15/45	4,810,000	4,065,577
U.S. Treasury Bonds, 3.00%, 5/15/45	560,000	522,091
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	93,141
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	312,580	343,197
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,507,365	2,833,780
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	142,054	180,751
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	699,954	809,978
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	944,148	1,097,867
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,063,809	914,862
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	2,867,035	2,911,814
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,330,095	2,919,600
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	574,503	516,233
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	1,482,625	1,374,835
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,537,763	5,491,148
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	4,665,600	4,509,503
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,809,159	1,755,776

U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		5,403,200	5,288,665
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		4,258,240	4,047,416
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25		1,003,253	1,081,357
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25		6,964,353	6,671,950
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26		3,714,095	3,590,485
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26		6,048,540	5,632,348
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		357,777	338,218
U.S. Treasury Notes, 1.75%, 9/30/19		1,100,000	1,090,869
U.S. Treasury Notes, 1.375%, 1/15/20(5)		850,000	836,154
U.S. Treasury Notes, 1.375%, 2/29/20(5)		1,000,000	981,543
U.S. Treasury Notes, 1.375%, 3/31/20		3,500,000	3,430,478
U.S. Treasury Notes, 1.50%, 5/15/20		3,300,000	3,234,322
U.S. Treasury Notes, 1.50%, 5/31/20		1,700,000	1,665,070
U.S. Treasury Notes, 2.00%, 11/30/20		250,000	245,591
U.S. Treasury Notes, 1.875%, 12/15/20		1,300,000	1,273,340
U.S. Treasury Notes, 2.25%, 2/15/21		2,000,000	1,971,680
U.S. Treasury Notes, 2.25%, 4/30/21		1,000,000	984,512
U.S. Treasury Notes, 2.00%, 10/31/21		1,120,000	1,090,228
U.S. Treasury Notes, 2.00%, 12/31/21		2,000,000	1,943,555
U.S. Treasury Notes, 1.875%, 1/31/22		1,600,000	1,547,375
U.S. Treasury Notes, 2.00%, 11/30/22		3,400,000	3,274,492
U.S. Treasury Notes, 2.25%, 8/15/27(5)		903,000	842,012
U.S. Treasury Notes, 2.75%, 2/15/28		300,000	290,578
TOTAL U.S. TREASURY SECURITIES (Cost $87,523,555)			85,247,352
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.1%
Argentina†
Argentine Republic Government International Bond, 6.875%, 1/26/27		$217,000	182,199
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,219,000	883,226
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	279,776
			1,163,002
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(2)	EUR	172,000	223,835
Republic of Austria Government Bond, 0.75%, 10/20/26(2)	EUR	185,000	215,247
Republic of Austria Government Bond, 4.15%, 3/15/37(2)	EUR	121,000	206,046
			645,128
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	74,000	127,091
Canada — 0.4%
Canadian Government Bond, 1.00%, 9/1/22	CAD	3,200,000	2,306,081
Canadian Government Bond, 4.00%, 6/1/41	CAD	320,000	303,682
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	594,000	459,647
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	612,325
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	355,777
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	449,492
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	28,942
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	86,606
			4,602,552

Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	229,149
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	294,278
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	121,125
			415,403
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	119,871
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	92,481
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	88,578
			181,059
Dominican Republic — 0.1%
Dominican Republic International Bond, 6.875%, 1/29/26		$400,000	421,000
Finland†
Finland Government Bond, 4.00%, 7/4/25(2)	EUR	219,000	310,152
France — 0.2%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	893,750	1,109,532
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	155,844	261,470
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	533,000	831,455
			2,202,457
Germany — 0.3%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	178,000	208,378
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(6)	EUR	775,000	867,789
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	1,253,000	1,424,094
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	98,000	157,887
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	111,000	223,346
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	358,000	547,602
			3,429,096
Hungary — 0.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF	195,400,000	851,389
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	374,762
Italy — 0.3%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	186,105
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,415,487
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	623,000	788,777
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(2)	EUR	405,000	420,745
Republic of Italy Government International Bond, 6.875%, 9/27/23		$150,000	161,134
			2,972,248
Japan — 0.9%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	26,250,000	242,236
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	226,800,000	2,646,657
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	188,450,000	2,112,340
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	28,550,000	288,145
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	402,800,000	4,168,686
			9,458,064
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	234,773

Mexico — 0.5%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	422,826
Mexican Bonos, 8.00%, 12/7/23	MXN	84,690,000	4,055,631
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	667,363
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$228,000	202,694
			5,348,514
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(2)(6)	EUR	152,000	174,347
Netherlands Government Bond, 0.50%, 7/15/26(2)	EUR	506,000	583,250
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	82,000	131,077
			888,674
Norway†
Norway Government Bond, 2.00%, 5/24/23(2)	NOK	405,000	49,032
Norway Government Bond, 1.75%, 2/17/27(2)	NOK	1,880,000	220,967
			269,999
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	122,250
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	179,200
			301,450
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	303,411
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	121,767
			425,178
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	216,457
Republic of Poland Government International Bond, 5.125%, 4/21/21		$250,000	260,193
			476,650
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	5,500,000	76,313
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	317,242
			393,555
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	377,000	281,237
South Africa — 0.2%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	11,100,000	728,362
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	8,100,000	583,289
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	8,700,000	518,587
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$185,000	187,210
			2,017,448
Spain†
Spain Government Bond, 4.40%, 10/31/23(2)	EUR	100,000	134,345
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	132,000	155,901
Spain Government Bond, 5.15%, 10/31/28(2)	EUR	47,000	70,884
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	9,000	15,279
			376,409
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	450,953
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	95,207
			546,160

Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	132,035
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	376,018
			508,053
United Kingdom — 0.3%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	467,000	615,780
United Kingdom Gilt, 1.50%, 7/22/26	GBP	761,000	991,846
United Kingdom Gilt, 4.50%, 12/7/42	GBP	636,000	1,230,385
United Kingdom Gilt, 4.25%, 12/7/49	GBP	190,000	379,998
United Kingdom Gilt, 4.25%, 12/7/55	GBP	106,000	224,500
			3,442,509
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	69,800
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $45,080,347)			43,265,031
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(7) — 3.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(8) — 0.5%
FHLMC, VRN, 2.32%, 11/15/18		323,745	316,813
FHLMC, VRN, 2.36%, 11/15/18		433,077	429,041
FHLMC, VRN, 3.07%, 11/15/18		430,329	427,489
FHLMC, VRN, 3.47%, 11/15/18		70,770	73,463
FHLMC, VRN, 3.68%, 11/15/18		102,010	103,750
FHLMC, VRN, 4.01%, 11/15/18		255,453	268,545
FHLMC, VRN, 4.06%, 11/15/18		140,096	147,768
FHLMC, VRN, 4.07%, 11/15/18		113,292	116,344
FHLMC, VRN, 4.12%, 11/15/18		85,622	87,484
FHLMC, VRN, 4.23%, 11/15/18		24,868	26,090
FHLMC, VRN, 4.25%, 11/15/18		15,315	15,799
FHLMC, VRN, 4.25%, 11/15/18		48,055	50,481
FHLMC, VRN, 4.28%, 11/15/18		31,779	32,842
FHLMC, VRN, 4.34%, 11/15/18		152,439	160,538
FNMA, VRN, 2.61%, 11/25/18		239,383	236,683
FNMA, VRN, 2.71%, 11/25/18		25,939	25,784
FNMA, VRN, 3.18%, 11/25/18		298,923	295,645
FNMA, VRN, 3.19%, 11/25/18		456,951	451,385
FNMA, VRN, 3.21%, 11/25/18		308,318	304,744
FNMA, VRN, 3.26%, 11/25/18		442,750	443,634
FNMA, VRN, 3.33%, 11/25/18		122,149	123,235
FNMA, VRN, 3.56%, 11/25/18		31,068	32,514
FNMA, VRN, 3.61%, 11/25/18		136,240	138,905
FNMA, VRN, 3.66%, 11/25/18		49,172	51,563
FNMA, VRN, 3.94%, 11/25/18		104,746	106,902
FNMA, VRN, 4.04%, 11/25/18		28,416	29,385
FNMA, VRN, 4.05%, 11/25/18		212,411	219,754
FNMA, VRN, 4.05%, 11/25/18		151,521	156,959
FNMA, VRN, 4.06%, 11/25/18		201,752	208,992
FNMA, VRN, 4.06%, 11/25/18		101,104	104,451
FNMA, VRN, 4.15%, 11/25/18		127,748	134,593
			5,321,575

Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.7%
FHLMC, 4.50%, 1/1/19	913	927
FHLMC, 5.00%, 10/1/19	855	860
FHLMC, 5.00%, 11/1/19	3,512	3,530
FHLMC, 5.50%, 11/1/19	88	88
FHLMC, 5.50%, 11/1/19	374	375
FHLMC, 5.50%, 11/1/19	51	51
FHLMC, 5.50%, 12/1/19	477	479
FHLMC, 5.00%, 2/1/20	233	234
FHLMC, 5.00%, 2/1/20	126	127
FHLMC, 5.50%, 3/1/20	428	430
FHLMC, 5.50%, 3/1/20	442	444
FHLMC, 5.50%, 3/1/20	822	827
FHLMC, 5.00%, 5/1/20	346	348
FHLMC, 5.00%, 5/1/20	823	827
FHLMC, 5.00%, 5/1/20	999	1,005
FHLMC, 4.50%, 7/1/20	4,072	4,145
FHLMC, 4.00%, 10/1/20	1,858	1,889
FHLMC, 8.00%, 6/1/26	3,707	3,775
FHLMC, 8.00%, 6/1/26	247	267
FHLMC, 7.00%, 8/1/29	953	1,010
FHLMC, 8.00%, 7/1/30	6,917	7,953
FHLMC, 5.50%, 12/1/33	132,498	143,593
FHLMC, 6.50%, 5/1/34	6,118	6,828
FHLMC, 5.50%, 6/1/35	3,280	3,471
FHLMC, 5.00%, 9/1/35	2,736	2,885
FHLMC, 5.00%, 9/1/35	2,431	2,574
FHLMC, 5.50%, 10/1/35	18,747	19,945
FHLMC, 5.50%, 10/1/35	13,098	13,938
FHLMC, 5.00%, 11/1/35	77,503	82,236
FHLMC, 5.00%, 11/1/35	47,377	49,974
FHLMC, 6.50%, 3/1/36	466	514
FHLMC, 6.50%, 3/1/36	1,397	1,538
FHLMC, 5.50%, 1/1/38	84,453	90,223
FHLMC, 6.00%, 2/1/38	51,690	56,905
FHLMC, 6.00%, 11/1/38	202,258	219,606
FNMA, 4.00%, 11/13/18(9)	750,000	750,055
FNMA, 4.50%, 11/13/18(9)	2,621,000	2,683,914
FNMA, 4.00%, 6/1/19	186	189
FNMA, 4.50%, 6/1/19	3,727	3,782
FNMA, 4.50%, 12/1/19	672	682
FNMA, 5.00%, 3/1/20	2,228	2,296
FNMA, 5.00%, 3/1/20	1,332	1,373
FNMA, 5.00%, 4/1/20	1,311	1,352
FNMA, 5.00%, 5/1/20	355	366
FNMA, 5.00%, 5/1/20	1,045	1,077
FNMA, 5.00%, 7/1/20	1,697	1,749
FNMA, 7.00%, 5/1/26	1,922	1,986
FNMA, 7.00%, 6/1/26	1,028	1,105

FNMA, 6.50%, 4/1/29	8,130	8,860
FNMA, 6.50%, 6/1/29	9,572	10,428
FNMA, 6.50%, 6/1/29	6,378	6,951
FNMA, 7.00%, 7/1/29	1,337	1,346
FNMA, 6.50%, 8/1/29	9,272	10,167
FNMA, 7.00%, 3/1/30	5,800	6,151
FNMA, 7.50%, 9/1/30	4,236	4,780
FNMA, 6.50%, 9/1/31	29,428	32,072
FNMA, 7.00%, 9/1/31	17,397	18,502
FNMA, 6.50%, 1/1/32	6,049	6,594
FNMA, 5.50%, 6/1/33	43,479	46,721
FNMA, 5.50%, 8/1/33	304,884	326,927
FNMA, 5.00%, 11/1/33	267,900	284,403
FNMA, 5.50%, 1/1/34	278,922	299,176
FNMA, 5.50%, 9/1/34	15,218	16,310
FNMA, 5.50%, 10/1/34	14,368	15,403
FNMA, 6.00%, 10/1/34	20,227	21,741
FNMA, 5.00%, 11/1/34	62,680	65,441
FNMA, 5.50%, 3/1/35	678	718
FNMA, 5.50%, 3/1/35	4,639	4,918
FNMA, 5.50%, 3/1/35	5,866	6,228
FNMA, 5.50%, 3/1/35	13,388	14,426
FNMA, 5.50%, 3/1/35	10,374	11,118
FNMA, 5.00%, 4/1/35	12,136	12,853
FNMA, 6.00%, 5/1/35	4,342	4,705
FNMA, 6.00%, 5/1/35	418	450
FNMA, 6.00%, 6/1/35	6,993	7,516
FNMA, 6.00%, 6/1/35	1,703	1,831
FNMA, 6.00%, 6/1/35	370	398
FNMA, 5.00%, 7/1/35	68,344	72,555
FNMA, 5.50%, 7/1/35	6,949	7,403
FNMA, 6.00%, 7/1/35	29,447	32,177
FNMA, 6.00%, 7/1/35	3,032	3,259
FNMA, 6.00%, 7/1/35	8,919	9,587
FNMA, 5.50%, 8/1/35	5,393	5,782
FNMA, 4.50%, 9/1/35	270,536	278,591
FNMA, 5.50%, 9/1/35	16,008	17,181
FNMA, 5.50%, 9/1/35	618	662
FNMA, 5.50%, 9/1/35	360	386
FNMA, 5.50%, 9/1/35	8,494	9,111
FNMA, 5.50%, 9/1/35	51,022	54,805
FNMA, 5.00%, 10/1/35	9,122	9,673
FNMA, 5.50%, 10/1/35	106,884	114,868
FNMA, 6.00%, 10/1/35	17,607	19,005
FNMA, 5.50%, 11/1/35	64,225	68,870
FNMA, 6.00%, 11/1/35	5,436	5,843
FNMA, 6.50%, 11/1/35	2,764	3,013
FNMA, 6.50%, 12/1/35	7,152	7,796
FNMA, 6.50%, 4/1/36	9,236	10,066

FNMA, 6.00%, 8/1/36	8,038	8,766
FNMA, 5.00%, 10/1/36	93,951	98,161
FNMA, 5.00%, 11/1/36	102,743	107,416
FNMA, 5.50%, 1/1/37	350,745	376,152
FNMA, 6.00%, 5/1/37	6,607	7,212
FNMA, 6.00%, 7/1/37	1,721	1,875
FNMA, 6.50%, 8/1/37	5,240	5,575
FNMA, 6.50%, 8/1/37	336,346	347,431
FNMA, 6.50%, 8/1/37	405,871	418,376
FNMA, 5.00%, 4/1/40	887,231	938,969
FNMA, 4.00%, 1/1/41	3,380,290	3,412,463
FNMA, 5.00%, 6/1/41	719,206	760,658
FNMA, 4.50%, 7/1/41	699,017	724,540
FNMA, 4.50%, 9/1/41	18,755	19,405
FNMA, 4.50%, 9/1/41	1,681,540	1,740,961
FNMA, 4.00%, 12/1/41	1,464,223	1,476,088
FNMA, 4.00%, 1/1/42	28,205	28,432
FNMA, 3.50%, 5/1/42	1,262,300	1,240,511
FNMA, 3.50%, 6/1/42	641,303	630,234
FNMA, 3.00%, 11/1/42	974,974	931,337
FNMA, 3.50%, 5/1/45	1,198,322	1,172,085
FNMA, 4.00%, 4/1/46	1,347,237	1,350,222
FNMA, 6.50%, 8/1/47	27,728	29,367
FNMA, 6.50%, 9/1/47	35,244	37,158
FNMA, 6.50%, 9/1/47	1,694	1,789
FNMA, 6.50%, 9/1/47	18,533	19,543
GNMA, 2.50%, 11/19/18(9)	100,000	92,712
GNMA, 3.00%, 11/19/18(9)	2,100,000	2,007,633
GNMA, 9.00%, 4/20/25	567	613
GNMA, 7.50%, 10/15/25	1,999	2,025
GNMA, 6.00%, 4/15/26	538	577
GNMA, 7.50%, 6/15/26	1,913	1,953
GNMA, 7.00%, 12/15/27	9,326	9,370
GNMA, 7.50%, 12/15/27	5,663	6,038
GNMA, 6.00%, 5/15/28	5,802	6,221
GNMA, 6.50%, 5/15/28	5,171	5,641
GNMA, 7.00%, 5/15/31	19,094	21,353
GNMA, 5.50%, 11/15/32	58,835	63,344
GNMA, 6.50%, 10/15/38	804,535	903,468
GNMA, 4.50%, 5/20/41	969,563	1,009,218
GNMA, 4.50%, 6/15/41	385,680	401,792
GNMA, 4.00%, 12/15/41	474,278	480,718
GNMA, 3.50%, 7/20/42	406,111	401,345
GNMA, 3.50%, 4/20/45	205,408	202,363
GNMA, 2.50%, 7/20/46	310,802	288,447
GNMA, 2.50%, 8/20/46	895,778	831,323
		28,772,394
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $34,567,078)		34,093,969

MUNICIPAL SECURITIES — 2.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	169,766
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 1.69%, 11/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,285,000	1,285,000
Chicago Midway International Airport Rev., VRDN, 1.60%, 11/1/18, resets weekly off the remarketing agent (LOC: Bank of Montreal)	1,850,000	1,850,000
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 1.70%, 11/1/18, resets weekly off the remarketing agent (LOC: HSBC Bank USA N.A.)	1,225,000	1,225,000
Illinois Housing Development Authority Rev., VRDN, 2.23%, 11/1/18, resets weekly off the remarketing agent (LIQ FAC: FHLB)	3,850,000	3,850,000
Kansas City Rev., VRDN, 2.22%, 11/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	525,000	525,000
Kansas City Rev., VRDN, 2.22%, 11/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,870,000	1,870,000
Los Angeles Community College District GO, 6.68%, 8/1/36	120,000	155,624
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	38,555
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	19,309
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	180,000	251,510
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	189,690
New York City GO, 6.27%, 12/1/37	40,000	49,758
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	213,072
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 2.27%, 11/7/18, resets weekly off the remarketing agent (LOC: FNMA)	1,125,000	1,125,000
Pasadena Public Financing Authority Rev., VRDN, 2.39%, 11/1/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	4,305,000	4,305,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	330,000	326,812
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.64%, 11/7/18, resets weekly off the remarketing agent (SBBPA: Northern Trust Company)	3,200,000	3,200,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	280,000	323,957
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	204,694
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	170,000	186,007
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	160,943
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	15,000	20,714
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	195,000	222,864
State of California GO, 4.60%, 4/1/38	100,000	101,778
State of California GO, 7.55%, 4/1/39	60,000	85,406
State of California GO, 7.30%, 10/1/39	90,000	122,571
State of California GO, 7.60%, 11/1/40	145,000	209,851
State of Illinois GO, 5.10%, 6/1/33	170,000	160,693
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	130,000	154,902
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 2.27%, 11/1/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,971,000	1,971,000
Tennis for Charity, Inc. Rev., VRDN, 2.25%, 11/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	2,545,000	2,545,000
TOTAL MUNICIPAL SECURITIES (Cost $26,685,490)		27,119,476
ASSET-BACKED SECURITIES(7) — 2.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	250,000	249,303
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	175,000	173,827
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	345,788	337,546
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.53%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.25%(2)	1,178,767	1,179,672
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	36,967	36,941
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	50,889	50,618

Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	282,218	277,216
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	323,503	317,066
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.99%, 11/17/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	1,091,960	1,091,974
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.24%, 11/17/18, resets monthly off the 1-month LIBOR plus 0.95%(2)	2,725,000	2,717,782
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.56%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.28%(2)	975,000	974,533
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.44%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.15%(2)	1,450,000	1,457,028
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.50%, 12/17/18, resets monthly off the 1-month LIBOR plus 1.25%(2)(10)	2,250,000	2,250,000
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(2)	447,403	445,644
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	187,896	183,812
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	178,352	174,560
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	195,037	188,640
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	76,393	73,852
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(2)	1,125,078	1,119,691
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.69%, 11/17/18, resets monthly off the 1-month LIBOR plus 1.40%(2)	474,532	475,632
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(2)	74,760	72,026
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)	500,000	486,871
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(2)	150,000	147,309
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(2)	1,725,000	1,714,928
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	211,130	208,472
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	176,312	175,058
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	69,592	68,214
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 11/1/18(2)(8)	596,758	581,038
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 11/1/18(2)(8)	559,368	544,109
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 11/1/18(2)(8)	443,327	434,586
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 11/1/18(2)(8)	979,599	951,987
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 7/2/22	63,837	66,949
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	111,551	110,856
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	598,555	583,880
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	943,975	939,953
TOTAL ASSET-BACKED SECURITIES (Cost $20,985,983)		20,861,573
COLLATERALIZED MORTGAGE OBLIGATIONS(7) — 1.8%
Private Sponsor Collateralized Mortgage Obligations — 1.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	25,419	25,446
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.22%, 11/1/18(8)	64,280	65,236
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 11/1/18(2)(8)	86,701	85,876
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 11/1/18(8)	164,171	164,218
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.19%, 11/1/18(8)	35,316	34,597
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.07%, 11/1/18(8)	84,003	82,276
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.05%, 11/1/18(8)	135,639	134,788
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 11/1/18(8)	91,907	93,250
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.42%, 11/1/18(8)	154,037	154,623
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 11/1/18(2)(8)	220,554	217,080
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.23%, 11/1/18(8)	133,767	133,269
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 11/1/18(8)	56,285	56,669

Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 11/1/18(2)(8)	254,964	250,307
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 11/1/18(2)(8)	206,509	203,437
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.86%, 11/1/18(8)	64,339	63,704
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.97%, 11/1/18(8)	120,875	123,746
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.92%, 11/1/18(8)	178,354	177,982
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.01%, 11/1/18(8)	268,199	274,453
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.44%, 11/1/18(8)	51,852	52,615
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.23%, 11/1/18(8)	100,918	101,742
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.18%, 11/1/18(8)	64,607	64,757
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.88%, 11/1/18(8)	142,695	145,381
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 11/1/18(2)(8)	12,260	11,727
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 11/1/18(2)(8)	521,082	503,602
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.45%, 11/1/18(8)	457,567	470,215
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.18%, 11/25/18(8)	111,145	110,609
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.54%, 11/1/18(8)	114,928	116,852
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.54%, 11/1/18(8)	35,915	37,420
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 11/1/18(2)(8)	619,588	623,596
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.78%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.50%(2)	426,478	437,895
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 11/1/18(8)	120	120
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 11/1/18(8)	20,315	20,469
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(2)	22,595	22,449
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 11/1/18(2)(8)	571,552	553,629
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 11/1/18(2)(8)	168,590	165,698
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 11/1/18(2)(8)	670,458	661,331
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 11/1/18(2)(8)	845,547	849,449
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 11/1/18(2)(8)	470,516	463,928
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 11/1/18(2)(8)	716,756	721,015
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/1/18(2)(8)	192,965	182,612
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.31%, 11/1/18(8)	94,797	95,489
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.02%, 11/25/18, resets monthly off the 1-month LIBOR plus 0.74%	344,558	340,470
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	99,773	100,892
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 11/1/18(8)	330,078	325,934
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.08%, 11/1/18(8)	158,722	160,240
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.54%, 11/1/18(8)	12,280	12,646
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.89%, 11/1/18(8)	135,868	139,132
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	75,659	74,463
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	185,604	189,915
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.36%, 11/1/18(8)	326,723	345,499
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 4.31%, 11/1/18(8)	150,998	156,174
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.17%, 11/1/18(8)	39,379	40,471
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.37%, 11/1/18(8)	160,359	163,323
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 4.03%, 11/1/18(8)	74,118	75,090
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.35%, 11/1/18(8)	134,202	136,084
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	113,007	112,812
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	126,722	125,464
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.28%, 11/1/18(8)	127,179	124,940
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.70%, 11/1/18(8)	100,513	101,418
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 4.65%, 11/1/18(8)	212,060	206,199

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	53,508	53,499
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	26,092	26,607
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	66,576	66,216
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	28,729	28,746
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.05%, 11/1/18(8)	69,152	66,612
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.68%, 11/1/18(8)	76,797	75,474
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	75,788	79,586
		12,081,463
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.58%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.30%	25,000	25,189
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.63%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.35%	100,000	101,489
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.48%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.20%	2,492,310	2,517,879
FHLMC, Series 2017-HQA2, Class M1, VRN, 3.08%, 11/25/18, resets monthly off the 1-month LIBOR plus 0.80%	97,578	97,822
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.73%, 11/25/18, resets monthly off the 1-month LIBOR plus 0.45%	141,389	140,999
FNMA, Series 2014-C02, Class 1M2, VRN, 4.88%, 11/25/18, resets monthly off the 1-month LIBOR plus 2.60%	225,000	239,327
FNMA, Series 2014-C02, Class 2M2, VRN, 4.88%, 11/25/18, resets monthly off the 1-month LIBOR plus 2.60%	508,254	538,119
FNMA, Series 2016-C05, Class 2M1, VRN, 3.63%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.35%	84,425	84,636
FNMA, Series 2017-C01, Class 1M1, VRN, 3.58%, 11/25/18, resets monthly off the 1-month LIBOR plus 1.30%	279,887	281,716
FNMA, Series 2017-C03, Class 1M2, VRN, 5.28%, 11/25/18, resets monthly off the 1-month LIBOR plus 3.00%	130,000	139,160
FNMA, Series 2017-C07, Class 1M2, VRN, 4.68%, 11/25/18, resets monthly off the 1-month LIBOR plus 2.40%	2,500,000	2,566,917
		6,733,253
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,843,594)		18,814,716
COLLATERALIZED LOAN OBLIGATIONS(7) — 1.3%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.86%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(2)	100,000	99,595
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.49%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.02%(2)	375,000	373,525
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.92%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.45%(2)	225,000	222,793
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.42%, 1/17/19, resets quarterly off the 3-month LIBOR plus 0.97%(2)	350,000	350,519
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 3.81%, 11/15/18, resets quarterly off the 3-month LIBOR plus 1.50%(2)	2,000,000	1,979,146
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.47%, 1/17/19, resets quarterly off the 3-month LIBOR plus 1.02%(2)	450,000	447,689
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.85%, 1/17/19, resets quarterly off the 3-month LIBOR plus 1.40%(2)	900,000	890,861
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 1/24/19, resets quarterly off the 3-month LIBOR plus 0.98%(2)	750,000	745,075
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.75%, 1/24/19, resets quarterly off the 3-month LIBOR plus 1.40%(2)	250,000	247,715
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.41%, 1/15/19, resets quarterly off the 3-month LIBOR plus 0.97%(2)	600,000	596,896
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.41%, 1/18/19, resets quarterly off the 3-month LIBOR plus 0.97%(2)	1,000,000	994,918
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.59%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.12%(2)	300,000	299,778
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.51%, 1/18/19, resets quarterly off the 3-month LIBOR plus 1.07%(2)	275,000	274,642
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(2)	450,000	449,297

KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(2)	900,000	897,713
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.78%, 11/15/18, resets monthly off the 1-month LIBOR plus 1.50%(2)	899,000	902,774
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.40%, 1/22/19, resets quarterly off the 3-month LIBOR plus 0.95%(2)	450,000	449,276
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.95%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.50%(2)	200,000	200,011
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.42%, 1/15/19, resets quarterly off the 3-month LIBOR plus 0.98%(2)	650,000	648,909
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.59%, 1/18/19, resets quarterly off the 3-month LIBOR plus 1.15%(2)	425,000	425,467
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.19%, 1/18/19, resets quarterly off the 3-month LIBOR plus 1.75%(2)	125,000	125,029
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.40%, 1/16/19, resets quarterly off the 3-month LIBOR plus 0.96%(2)	750,000	745,373
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.46%, 1/25/19, resets quarterly off the 3-month LIBOR plus 0.97%(2)	250,000	248,738
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.14%, 1/18/19, resets quarterly off the 3-month LIBOR plus 1.70%(2)	900,000	900,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $13,559,752)		13,515,739
COMMERCIAL MORTGAGE-BACKED SECURITIES(7) — 1.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	625,000	606,465
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	850,000	831,676
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	1,650,000	1,689,861
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 11/1/18(8)	700,000	719,253
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 11/1/18(8)	700,000	707,178
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 11/1/18(8)	750,000	754,791
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 11/1/18(8)	775,000	757,399
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 11/1/18(8)	150,000	154,213
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/1/18(8)	700,000	680,982
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(2)	50,000	49,589
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	956,890	930,549
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/1/18(8)	50,000	47,933
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.98%, 11/15/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	1,050,000	1,050,528
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	200,000	197,659
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 11/1/18(8)	700,000	677,725
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 11/10/18(2)(8)	900,000	887,484
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	210,000	202,657
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	400,000	371,737
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.06%, 8/15/49	75,000	69,872
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	200,000	189,608
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	100,000	94,967
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 11/1/18(2)(8)	700,000	688,454
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	705,000	667,841
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,407,330)		13,028,421
COMMERCIAL PAPER(11) — 1.0%
CAFCO LLC, 2.30%, 12/7/18(2)	2,800,000	2,793,315
Thunder Bay Funding LLC, 2.59%, 1/17/19(2)	3,000,000	2,984,173
Toyota Financial Services de Puerto Rico, Inc., 2.41%, 12/19/18	4,000,000	3,987,510

University of Texas (The), 2.25%, 12/10/18	1,000,000	1,000,010
TOTAL COMMERCIAL PAPER (Cost $10,764,932)		10,765,008
AFFILIATED FUNDS(12) — 0.7%
American Century Diversified Corporate Bond ETF (Cost $7,297,657)	149,957	7,256,419
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF	3,642	517,455
iShares Russell 1000 Value ETF	16,450	1,975,481
iShares Russell Mid-Cap Value ETF	17,830	1,492,549
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,078,726)		3,985,485
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $16,114)	325	18,580
RIGHTS†
Multiline Retail†
SACI Falabella(1) (Cost $—)	2,418	243
TEMPORARY CASH INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $23,188,644)	23,188,644	23,188,644
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $974,401,578)		1,070,464,329
OTHER ASSETS AND LIABILITIES — (0.9)%		(9,895,893)
TOTAL NET ASSETS — 100.0%		$1,060,568,436

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	657,621	AUD	916,404	Bank of America N.A.	12/19/18	$8,336
CAD	98,972	USD	76,372	Morgan Stanley	12/19/18	(1,117)
CAD	2,335,433	USD	1,783,944	Morgan Stanley	12/19/18	(8,170)
CAD	5,844	USD	4,566	Morgan Stanley	12/31/18	(122)
CAD	22,410	USD	17,316	Morgan Stanley	12/31/18	(270)
CAD	14,645	USD	11,272	Morgan Stanley	12/31/18	(132)
CAD	14,961	USD	11,555	Morgan Stanley	12/31/18	(175)
CAD	27,372	USD	21,031	Morgan Stanley	12/31/18	(212)
CAD	50,616	USD	38,891	Morgan Stanley	12/31/18	(391)
CAD	11,292	USD	8,676	Morgan Stanley	12/31/18	(87)
CAD	12,899	USD	9,954	Morgan Stanley	12/31/18	(143)
CAD	13,553	USD	10,404	Morgan Stanley	12/31/18	(95)
CAD	33,010	USD	25,258	Morgan Stanley	12/31/18	(150)
CAD	19,343	USD	14,809	Morgan Stanley	12/31/18	(96)
CAD	9,964	USD	7,656	Morgan Stanley	12/31/18	(77)
CAD	22,792	USD	17,513	Morgan Stanley	12/31/18	(177)
CAD	8,276	USD	6,345	Morgan Stanley	12/31/18	(50)
CAD	26,999	USD	20,698	Morgan Stanley	12/31/18	(162)
CAD	25,376	USD	19,377	Morgan Stanley	12/31/18	(76)
CAD	21,226	USD	16,208	Morgan Stanley	12/31/18	(63)
CAD	7,205	USD	5,488	Morgan Stanley	12/31/18	(8)

USD	1,865,419	CAD	2,408,797	Morgan Stanley	12/19/18	33,862
USD	1,813,139	CAD	2,357,353	Morgan Stanley	12/19/18	20,698
USD	529,421	CAD	682,424	Morgan Stanley	12/31/18	10,358
USD	366,714	CAD	472,694	Morgan Stanley	12/31/18	7,175
USD	172,423	CAD	222,253	Morgan Stanley	12/31/18	3,374
USD	13,204	CAD	17,062	Morgan Stanley	12/31/18	226
USD	14,346	CAD	18,551	Morgan Stanley	12/31/18	235
USD	14,030	CAD	18,144	Morgan Stanley	12/31/18	230
USD	13,075	CAD	16,992	Morgan Stanley	12/31/18	150
USD	3,991	CAD	5,198	Morgan Stanley	12/31/18	37
USD	19,956	CAD	25,761	Morgan Stanley	12/31/18	362
USD	37,185	CAD	47,934	Morgan Stanley	12/31/18	726
USD	13,329	CAD	17,182	Morgan Stanley	12/31/18	260
USD	13,737	CAD	17,751	Morgan Stanley	12/31/18	235
USD	24,477	CAD	31,650	Morgan Stanley	12/31/18	403
USD	65,848	CAD	85,330	Morgan Stanley	12/31/18	945
USD	8,585	CAD	11,124	Morgan Stanley	12/31/18	123
USD	16,561	CAD	21,503	Morgan Stanley	12/31/18	205
CHF	29,000	USD	29,466	UBS AG	12/31/18	(492)
CHF	19,123	USD	19,343	UBS AG	12/31/18	(237)
CHF	24,419	USD	24,626	UBS AG	12/31/18	(229)
USD	1,815,660	CHF	1,790,902	Bank of America N.A.	12/19/18	29,059
USD	326,410	CHF	314,166	UBS AG	12/19/18	12,998
USD	574,038	CHF	546,788	UBS AG	12/31/18	27,740
USD	15,567	CHF	14,868	UBS AG	12/31/18	713
USD	20,383	CHF	20,063	UBS AG	12/31/18	337
USD	20,432	CHF	20,236	UBS AG	12/31/18	214
USD	13,647	CHF	13,679	UBS AG	12/31/18	(19)
CLP	2,462,257	USD	3,559	Goldman Sachs & Co.	12/19/18	(19)
USD	94,277	CZK	2,068,821	Goldman Sachs & Co.	12/19/18	3,544
USD	65,538	DKK	417,393	Goldman Sachs & Co.	12/19/18	1,886
EUR	29,401	USD	33,972	Credit Suisse AG	12/31/18	(485)
EUR	22,324	USD	25,801	Credit Suisse AG	12/31/18	(374)
EUR	37,444	USD	43,636	Credit Suisse AG	12/31/18	(988)
EUR	21,048	USD	24,529	Credit Suisse AG	12/31/18	(555)
EUR	77,139	USD	89,749	Credit Suisse AG	12/31/18	(1,888)
EUR	26,584	USD	30,775	Credit Suisse AG	12/31/18	(496)
EUR	39,194	USD	44,896	Credit Suisse AG	12/31/18	(255)
EUR	20,621	USD	23,545	Credit Suisse AG	12/31/18	(57)
EUR	28,371	USD	32,392	Credit Suisse AG	12/31/18	(78)
USD	8,277,557	EUR	7,177,467	JPMorgan Chase Bank N.A.	11/14/18	140,483
USD	222,045	EUR	195,043	JPMorgan Chase Bank N.A.	11/14/18	925
USD	3,108,449	EUR	2,624,488	Credit Suisse AG	12/31/18	119,183
USD	918,963	EUR	775,888	Credit Suisse AG	12/31/18	35,234
USD	886,179	EUR	748,208	Credit Suisse AG	12/31/18	33,977
USD	40,548	EUR	34,236	Credit Suisse AG	12/31/18	1,554
USD	88,203	EUR	74,434	Credit Suisse AG	12/31/18	3,424
USD	36,200	EUR	31,269	Credit Suisse AG	12/31/18	585
USD	27,254	EUR	23,542	Credit Suisse AG	12/31/18	440

USD	64,795	EUR	56,197	Credit Suisse AG	12/31/18	787
USD	30,441	EUR	26,584	Credit Suisse AG	12/31/18	162
USD	41,699	EUR	36,416	Credit Suisse AG	12/31/18	222
USD	84,292	EUR	72,949	Credit Suisse AG	12/31/18	1,204
USD	34,767	EUR	29,951	Credit Suisse AG	12/31/18	653
GBP	7,232	USD	9,499	Morgan Stanley	12/31/18	(225)
GBP	58,850	USD	77,298	Morgan Stanley	12/31/18	(1,835)
GBP	20,021	USD	26,372	Morgan Stanley	12/31/18	(699)
GBP	14,544	USD	19,237	Morgan Stanley	12/31/18	(587)
GBP	11,887	USD	15,745	Morgan Stanley	12/31/18	(503)
GBP	3,330	USD	4,360	Morgan Stanley	12/31/18	(89)
GBP	3,867	USD	5,087	Morgan Stanley	12/31/18	(128)
GBP	5,284	USD	6,966	Morgan Stanley	12/31/18	(190)
GBP	9,808	USD	12,929	Morgan Stanley	12/31/18	(352)
GBP	11,465	USD	15,191	Morgan Stanley	12/31/18	(490)
GBP	8,845	USD	11,675	Morgan Stanley	12/31/18	(333)
GBP	15,310	USD	20,208	Morgan Stanley	12/31/18	(576)
GBP	10,034	USD	13,279	Morgan Stanley	12/31/18	(412)
GBP	13,153	USD	17,243	Morgan Stanley	12/31/18	(377)
GBP	8,906	USD	11,507	Morgan Stanley	12/31/18	(86)
GBP	7,007	USD	9,053	Morgan Stanley	12/31/18	(68)
GBP	13,459	USD	17,300	Morgan Stanley	12/31/18	(41)
USD	3,528,020	GBP	2,688,917	Bank of America N.A.	12/19/18	82,778
USD	579,017	GBP	435,423	Morgan Stanley	12/31/18	20,670
USD	181,707	GBP	136,644	Morgan Stanley	12/31/18	6,487
USD	507,636	GBP	381,745	Morgan Stanley	12/31/18	18,122
USD	16,944	GBP	12,863	Morgan Stanley	12/31/18	449
USD	14,972	GBP	11,492	Morgan Stanley	12/31/18	235
USD	11,006	GBP	8,448	Morgan Stanley	12/31/18	173
USD	37,038	GBP	28,422	Morgan Stanley	12/31/18	592
USD	5,105	GBP	3,906	Morgan Stanley	12/31/18	97
USD	5,178	GBP	3,906	Morgan Stanley	12/31/18	169
USD	16,446	GBP	12,427	Morgan Stanley	12/31/18	511
USD	4,891	GBP	3,714	Morgan Stanley	12/31/18	129
USD	23,513	GBP	17,855	Morgan Stanley	12/31/18	618
USD	14,226	GBP	10,852	Morgan Stanley	12/31/18	311
USD	13,769	GBP	10,696	Morgan Stanley	12/31/18	53
USD	14,222	GBP	11,103	Morgan Stanley	12/31/18	(15)
HUF	511,866,816	USD	1,827,508	UBS AG	12/19/18	(35,402)
HUF	17,741,167	USD	63,257	UBS AG	12/19/18	(1,143)
USD	2,737,767	HUF	762,013,648	UBS AG	12/19/18	69,867
IDR	28,341,566,351	USD	1,857,245	Goldman Sachs & Co.	12/19/18	(8,858)
ILS	177,196	USD	49,837	Goldman Sachs & Co.	12/19/18	(2,026)
JPY	2,834,573	USD	25,068	Bank of America N.A.	12/28/18	177
JPY	2,150,879	USD	19,098	Bank of America N.A.	12/28/18	58
JPY	1,670,490	USD	14,843	Bank of America N.A.	12/28/18	35
JPY	2,382,226	USD	21,166	Bank of America N.A.	12/28/18	50
JPY	4,213,155	USD	37,817	Bank of America N.A.	12/28/18	(294)
JPY	1,650,895	USD	14,818	Bank of America N.A.	12/28/18	(115)

JPY	3,330,477	USD	29,788	Bank of America N.A.	12/28/18	(126)
JPY	1,305,024	USD	11,672	Bank of America N.A.	12/28/18	(49)
USD	968,026	JPY	109,354,060	Bank of America N.A.	11/14/18	(1,934)
USD	294,863	JPY	33,152,280	Bank of America N.A.	11/14/18	805
USD	812,838	JPY	90,890,787	Bank of America N.A.	12/28/18	3,340
USD	323,871	JPY	36,214,919	Bank of America N.A.	12/28/18	1,331
USD	40,776	JPY	4,635,756	Bank of America N.A.	12/28/18	(511)
USD	19,064	JPY	2,127,968	Bank of America N.A.	12/28/18	112
USD	21,283	JPY	2,401,363	Bank of America N.A.	12/28/18	(104)
USD	35,456	JPY	4,000,412	Bank of America N.A.	12/28/18	(173)
KRW	516,501,949	USD	459,664	Goldman Sachs & Co.	12/19/18	(6,526)
USD	4,833,426	MXN	93,309,282	JPMorgan Chase Bank N.A.	12/19/18	273,023
MYR	5,567,584	USD	1,341,302	Goldman Sachs & Co.	12/19/18	(12,354)
USD	1,460,270	MYR	6,071,073	Goldman Sachs & Co.	12/19/18	11,142
NOK	25,600,396	USD	3,110,204	Goldman Sachs & Co.	12/19/18	(66,652)
NOK	128,955	USD	15,838	Goldman Sachs & Co.	12/28/18	(499)
USD	672,036	NOK	5,463,857	Goldman Sachs & Co.	12/28/18	22,115
USD	16,289	NOK	132,139	Goldman Sachs & Co.	12/28/18	571
USD	42,390	NOK	352,700	Goldman Sachs & Co.	12/28/18	436
NZD	68,172	USD	44,744	Bank of America N.A.	12/19/18	(236)
USD	1,799,215	PHP	98,222,739	Goldman Sachs & Co.	12/19/18	(36,943)
USD	139,088	PLN	514,778	Goldman Sachs & Co.	12/19/18	4,773
USD	10,511	RUB	729,959	Goldman Sachs & Co.	12/19/18	(508)
SEK	1,614,265	USD	180,900	Goldman Sachs & Co.	12/19/18	(3,702)
SEK	16,359,472	USD	1,827,651	Goldman Sachs & Co.	12/19/18	(31,865)
SEK	86,049	USD	9,516	Goldman Sachs & Co.	12/28/18	(60)
SEK	133,304	USD	14,927	Goldman Sachs & Co.	12/28/18	(278)
SEK	479,700	USD	53,717	Goldman Sachs & Co.	12/28/18	(999)
SEK	5,089	USD	576	Goldman Sachs & Co.	12/28/18	(16)
SEK	181,091	USD	20,237	Goldman Sachs & Co.	12/28/18	(336)
SEK	648,855	USD	72,511	Goldman Sachs & Co.	12/28/18	(1,203)
USD	1,831,877	SEK	16,423,697	Goldman Sachs & Co.	12/19/18	29,041
USD	283,644	SEK	2,473,032	Goldman Sachs & Co.	12/28/18	11,863
USD	968,319	SEK	8,442,582	Goldman Sachs & Co.	12/28/18	40,499
USD	24,985	SEK	218,187	Goldman Sachs & Co.	12/28/18	1,007
USD	7,319	SEK	63,912	Goldman Sachs & Co.	12/28/18	295
USD	33,041	SEK	297,496	Goldman Sachs & Co.	12/28/18	347
USD	40,446	SEK	366,040	Goldman Sachs & Co.	12/28/18	219
USD	15,496	SEK	140,236	Goldman Sachs & Co.	12/28/18	84
USD	30,774	SEK	276,422	Goldman Sachs & Co.	12/28/18	396
USD	122,835	SEK	1,098,596	Goldman Sachs & Co.	12/28/18	2,102
USD	43,939	SEK	392,973	Goldman Sachs & Co.	12/28/18	752
USD	208,490	SGD	285,549	Bank of America N.A.	12/19/18	2,138
THB	48,174,247	USD	1,485,484	Goldman Sachs & Co.	12/19/18	(29,871)
USD	1,872,998	THB	61,187,083	Goldman Sachs & Co.	12/19/18	24,194
TRY	217,883	USD	32,484	Goldman Sachs & Co.	12/19/18	5,391
USD	1,850,047	ZAR	28,007,867	UBS AG	12/19/18	(37,456)
						$835,631

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	21	December 2018	JPY	210,000,000	$2,801,551	$6,979
Korean Treasury 10-Year Bonds	10	December 2018	KRW	1,000,000,000	1,092,185	2,440
U.S. Treasury 2-Year Notes	17	December 2018	USD	3,400,000	3,581,156	(9,335)
U.S. Treasury 5-Year Notes	77	December 2018	USD	7,700,000	8,653,477	(60,032)
U.S. Treasury 10-Year Notes	10	December 2018	USD	1,000,000	1,184,375	(15,726)
U.S. Treasury 10-Year Ultra Notes	46	December 2018	USD	4,600,000	5,755,031	(112,947)
U.S. Treasury Long Bonds	10	December 2018	USD	1,000,000	1,381,250	(55,413)
U.S. Treasury Ultra Bonds	12	December 2018	USD	1,200,000	1,790,625	(114,964)
					$26,239,650	$(358,998)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	39	December 2018	EUR	3,900,000	$5,806,147	$7,446
Euro-Bund 10-Year Bonds	3	December 2018	EUR	300,000	544,555	1,626
Euro-OAT 10-Year Bonds	7	December 2018	EUR	700,000	1,204,823	4,349
U.K. Gilt 10-Year Bonds	18	December 2018	GBP	1,800,000	2,816,361	(10,380)
					$10,371,886	$3,041

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$9,055,000	$546,323	$56,308	$602,631

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	90,000,000	$(794)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $74,272,776, which represented 7.0% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	The security's rate was paid in cash at the last payment date.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $832,736.

(6)	Security is a zero-coupon bond.

(7)	Final maturity date indicated, unless otherwise noted.

(8)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(9)	Forward commitment. Settlement date is indicated.

(10)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(11)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(12)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	492,328,717	163,666,455	—
Corporate Bonds	—	113,308,501	—
U.S. Treasury Securities	—	85,247,352	—
Sovereign Governments and Agencies	—	43,265,031	—
U.S. Government Agency Mortgage-Backed Securities	—	34,093,969	—
Municipal Securities	—	27,119,476	—
Asset-Backed Securities	—	20,861,573	—
Collateralized Mortgage Obligations	—	18,814,716	—
Collateralized Loan Obligations	—	13,515,739	—
Commercial Mortgage-Backed Securities	—	13,028,421	—
Commercial Paper	—	10,765,008	—
Affiliated Funds	7,256,419	—	—
Exchange-Traded Funds	3,985,485	—	—
Convertible Preferred Stocks	—	18,580	—
Rights	—	243	—
Temporary Cash Investments	23,188,644	—	—
	526,759,265	543,705,064	—
Other Financial Instruments
Futures Contracts	—	22,840	—
Swap Agreements	—	602,631	—
Forward Foreign Currency Exchange Contracts	—	1,140,821	—
	—	1,766,292	—
Liabilities
Other Financial Instruments
Futures Contracts	368,417	10,380	—
Swap Agreements	—	794	—
Forward Foreign Currency Exchange Contracts	—	305,190	—
	368,417	316,364	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2018 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	—	$7,298	—	$(42)	$7,256	150	$—	$8

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 28, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	December 28, 2018